               As filed with the Securities and Exchange Commission on
                                     May 29, 1998
                               Registration No. 2-95973

                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C.  20549
                                    _____________

                                      Form N-14

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/ /  PRE-EFFECTIVE AMENDMENT NO. _____    / /  POST-EFFECTIVE AMENDMENT NO. ____
                           (Check appropriate box or boxes)
                                    _____________

                         THE ONE GROUP-Registered Trademark-
                  (Exact Name of Registrant as Specified in Charter)

                                  3435 Stelzer Road
                                 Columbus, Ohio 43219
                       (Address of Principal Executive Offices)

                                    _____________

                                    MARK S. REDMAN
                                  3435 Stelzer Road
                                 Columbus, Ohio 43219
                       (Name and address of Agent for Service)
                                    _____________

                                       Copy to:

     ALAN G. PRIEST, ESQUIRE            MICHAEL V. WIBLE, ESQUIRE
     Ropes & Gray                       BANC ONE CORPORATION
     1301 K Street, N.W.                100 East Broad Street
     Suite 800 East                     18th Floor
     Washington, D.C.  20005            Columbus, OH 43271-0158

     Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

     It is proposed that this filing will become effective on June 28, 1998 pursuant to Rule 488.

     An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under The Investment Company Act of 1940. In reliance upon such rule, no filing fee is being paid at this time. A Rule 24f-2 notice for the Registrant for the year ended June 30, 1997 was filed on August 29, 1997.

                         THE ONE GROUP-Registered Trademark-

                                CROSS REFERENCE SHEET

Form N-1A Item      Caption in Combined Prospectus/Proxy Statement
--------------      ----------------------------------------------
     1              Cross-Reference Sheet; Front Cover

     2              Table of Contents

     3              Synopsis and Risk Factors

     4              Proposal (1) -- Approval of Agreement and Plan of
                    Reorganization; Introduction; Information about the Proposed
                    Transaction; Terms of the Proposed Transaction; Federal Tax
                    Opinions; Comparison of Shareholder Rights; Existing and Pro
                    Forma Capitalization

     5 Front Cover -- Incorporated by reference to specified documents; One Group-Registered Trademark- Funds; Financial
                    Statements; Information filed with the Securities and Exchange Commission; Management Discussion of Fund
                    Performance

     6              Front Cover -- Incorporated by Reference to Specified
                    Documents; Marquis Funds; Financial Statements; Information filed with the Securities and Exchange Commission

     7              Information About the Proposed Transaction; Voting
                    Information

     8              Interest of Certain Persons in the Transaction

     9              Not Applicable

     10,11          Cover Page

     12 Cover Page -- Incorporated by reference to specified documents

     13 Cover Page -- Incorporated by reference to specified documents

     14             Pro Forma Financial Statements

Part C
------

The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                    MARQUIS FUNDS
                                   2 OLIVER STREET
                             BOSTON, MASSACHUSETTS 02109

                                                                   June 29, 1998

To the Shareholders:

     Enclosed you will find several documents furnished to you in connection with a special meeting of the shareholders of Marquis Funds (the "Trust") Institutional Money Market Fund ("Marquis Institutional"), Treasury Securities Money Market Fund ("Marquis Treasury Securities"), Tax-Exempt Money Market Fund ("Marquis Tax-Exempt"), Government Securities Fund ("Marquis Government"), Strategic Income Bond Fund ("Marquis Strategic Income"), Louisiana Tax-Free Income Fund ("Marquis Louisiana"), Balanced Fund ("Marquis Balanced"), Value Equity Fund ("Marquis Value"), Growth Equity Fund ("Marquis Growth"), Small Cap Equity Fund ("Marquis Small Cap"), and International Equity Fund ("Marquis International"), (collectively, the "Marquis Funds"). The meeting will be held at the offices of SEI Investments Company at One Freedom Valley Road, Oaks, Pennsylvania, 19456 on Thursday, July 30, 1998 at 10:00 a.m. Eastern time. We hope this material will receive your immediate attention and that, if you cannot attend the meeting in person, you will vote your proxy promptly.

     The Trustees of the Trust are recommending that shareholders of each Marquis Fund approve a reorganization in which Marquis Institutional, Marquis Treasury Securities, Marquis Tax-Exempt, Marquis Government, Marquis Strategic Income, Marquis Louisiana, Marquis Balanced, Marquis Value, Marquis Growth, Marquis Small Cap, and Marquis International will transfer all of their assets to The One Group Treasury Only Money Market Fund, The One Group U.S. Treasury Securities Money Market Fund, The One Group Municipal Money Market Fund, The One Group Government Bond Fund, The One Group Income Bond Fund, The One Group Louisiana Municipal Bond Fund, The One Group Asset Allocation Fund, The One Group Disciplined Value Fund, The One Group Growth Opportunities Fund, The One Group Small Capitalization Fund, and The One Group International Equity Index Fund (collectively, the "One Group Funds"), respectively, in return for Class A, Class B, and Fiduciary Class shares of the corresponding One Group Funds. At the same time, the One Group Funds will assume all of the liabilities of the Marquis Funds. After the transfer, shares of the One Group Funds will be distributed to the corresponding Marquis Funds' shareholders and the Marquis Funds will be liquidated.

     As a result of these transactions, shares of your Marquis Fund would, in effect, be exchanged at net asset value and on a tax-free basis for shares of a corresponding One Group Fund. If you own shares of the Marquis Funds and are a financial organization authorized to act in a fiduciary, advisory, custodial or similar capacity, or you own Trust Class shares, you will receive One Group Fiduciary Class Shares. If you otherwise own Marquis Class A, Retail Class or Cash Sweep Class shares, you will receive One Group Class A Shares.
Shareholders holding Marquis Class B Shares will receive One Group Class B shares. If you are invested in Marquis Institutional, you will receive shares of One Group Treasury Only Money Market Fund.

     We believe that the proposed transaction offers shareholders of Marquis Funds the opportunity to pursue similar investment objectives in a more efficient manner and with greater economies of scale.

     THE TRUSTEES BELIEVE THAT THE PROPOSED COMBINATION OF MARQUIS INSTITUTIONAL, MARQUIS TREASURY SECURITIES, MARQUIS TAX-EXEMPT, MARQUIS GOVERNMENT, MARQUIS STRATEGIC INCOME, MARQUIS LOUISIANA, MARQUIS BALANCED, MARQUIS VALUE, MARQUIS GROWTH, MARQUIS SMALL CAP, AND MARQUIS INTERNATIONAL WITH THE ONE GROUP TREASURY ONLY MONEY MARKET FUND, THE ONE GROUP U.S. TREASURY SECURITIES MONEY MARKET FUND, THE ONE GROUP MUNICIPAL MONEY MARKET FUND, THE ONE GROUP GOVERNMENT BOND FUND, THE ONE GROUP INCOME BOND FUND, THE ONE GROUP LOUISIANA BOND FUND, THE ONE GROUP ASSET ALLOCATION FUND, THE ONE GROUP VALUE GROWTH FUND, ONE GROUP GROWTH OPPORTUNITIES FUND, THE ONE GROUP SMALL CAPITALIZATION FUND, AND THE ONE

GROUP INTERNATIONAL INDEX FUND, RESPECTIVELY, IS IN THE BEST INTERESTS OF THE MARQUIS FUNDS AND THEIR SHAREHOLDERS AND RECOMMEND THAT YOU VOTE IN FAVOR OF SUCH PROPOSAL.

     The Notice of Special Meeting of Shareholders, the accompanying Combined Prospectus/Proxy Statement, Prospectuses for the One Group Funds, Prospectuses for the Marquis Funds, and the form of proxy are enclosed. Please read these documents carefully. If you are unable to attend the meeting in person, we urge you to sign, date, and return the proxy card so that your shares may be voted in accordance with your instructions.

                                   Sincerely

                               /s/ Mark E. Nagle
                                   -------------

                                   Mark E. Nagle
                                   President

                                    MARQUIS FUNDS
                      NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of Marquis Funds

       NOTICE IS HEREBY GIVEN of a Special Meeting of Shareholders (Special Meeting and any adjournment thereof, the "Meeting") of Marquis Funds (the "Trust") Institutional Money Market Fund, Treasury Securities Money Market
Fund, Tax-Exempt Money Market Fund, Government Securities Fund, Strategic Income Bond Fund, Louisiana Tax-Free Income Fund, Balanced Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund, and International Equity Fund, (collectively the "Marquis Funds"). The meeting will be held at the offices of SEI Investments Company at One Freedom Valley Road, Oaks, Pennsylvania, 19456 on Thursday, July 30, 1998 at 10:00 a.m. Eastern time, for the following purpose:

       1. To approve an Agreement and Plan of Reorganization pursuant to which Institutional Money Market Fund, Treasury Securities Money Market Fund, Tax-Exempt Money Market Fund, Government Securities Equity Fund, Strategic Income Fund, Louisiana Tax-Free Income Fund, Balanced Fund, Value Equity Fund, Growth Equity Fund, Small Cap Fund, and International Equity Fund will transfer all of their assets to The One Group Treasury Only Money Market Fund, The One Group U.S. Treasury Securities Money Market Fund, The One Group Municipal Money Market Fund, The One Group Government Bond Fund, The One Group Income Bond Fund, The One Group Louisiana Municipal Bond Fund, The One Group Asset Allocation Fund, The One Group Disciplined Value Fund, The One Group Growth Opportunities Fund, The One Group Small Capitalization Fund, and The One Group International Equity Index Fund (collectively the "One Group Funds"), respectively, in return for Class A, Class B, and Fiduciary Class shares of the corresponding One Group Funds. At the same time, the One Group Funds will assume all of the liabilities of the Marquis Funds. After the transfer, shares of the One Group Funds will be distributed to the corresponding Marquis Funds' shareholders tax-free in liquidation of the Marquis Funds.

       2. To transact any other business as properly comes before the Meeting.

       The proposed transaction is described in the attached Combined Prospectus/Proxy Statement. A copy of the Agreement and Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

       Pursuant to instructions of the Board of Trustees of the Trust, the close of business on May 18, 1998, has been designated as the record date for determination of shareholders entitled to notice of, and to vote at, the Meeting.

       Each shareholder who does not expect to attend in person is requested to date, execute, sign, and promptly return the enclosed form of proxy.

                                   By Order of the Trustees
                                   /s/John H. Grady, Jr.
                                   John H. Grady, Jr.
                                   SECRETARY
Boston, Massachusetts
June 29, 1998

         Your prompt attention to the enclosed form of proxy will help avoid the expense of additional mailings.

COMBINED PROSPECTUS/PROXY STATEMENT


June 29, 1998

The One Group-Registered Trademark-          Marquis Funds
3435 Stelzer Road                            2 Oliver Street
Columbus, OH 43219                           Boston, MA 02019
Tel. No. 1-800-480-4111                      Tel. No. 1-800-471-1144

                         COMBINED PROSPECTUS/PROXY STATEMENT

       This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies from the shareholders of the following Marquis
Funds:

Institutional Money Market Fund ("Marquis Institutional")
Treasury Securities Money Market Fund ("Marquis Treasury Securities") Tax-Exempt Money Market Fund ("Marquis Tax-Exempt")
Government Securities Fund ("Marquis Government")
Strategic Income Fund ("Marquis Strategic Income")
Louisiana Tax-Free Income Fund ("Marquis Louisiana")
Balanced Fund ("Marquis Balanced")
Value Equity Fund ("Marquis Value")
Growth Equity Fund ("Marquis Growth")
Small Cap Fund ("Marquis Small Cap")
International Equity Fund ("Marquis International")

       The proxies will be used at a special meeting of shareholders
("Meeting") to approve an Agreement and Plan of Reorganization ("Agreement") between Marquis Funds (the "Trust") and The One Group dated as of May 18, 1998, a copy of which is attached as Exhibit A, and the completion of the transactions (collectively, the "Transaction") contemplated in the Agreement. The Agreement provides for the transfer of all the assets and liabilities of each Marquis Fund to corresponding One Group Funds in exchange for shares of the One Group Funds as follows:

Shareholders of                                   Will Receive Shares of
---------------                                   ----------------------
Marquis Institutional Money Market Fund           The One Group Treasury Only Money Market Fund
Marquis Treasury Securities Money Market Fund     The One Group U.S. Treasury Securities Money Market Fund
Marquis Tax-Exempt Money Market Fund              The One Group Municipal Money Market Fund
Marquis Government Securities Fund                The One Group Government Bond Fund
Marquis Strategic Income Fund                     The One Group Income Bond Fund
Marquis Louisiana Tax-Free Income Fund            The One Group Louisiana Municipal Bond Fund
Marquis Balanced Fund                             The One Group Asset Allocation Fund
Marquis Value Equity Fund                         The One Group Disciplined Value Fund
Marquis Growth Equity Fund                        The One Group Growth Opportunities Fund
Marquis Small Cap Fund                            The One Group Small Capitalization Fund
Marquis International Equity Fund                 The One Group International Equity Index Fund


       Following the transfer of assets, shares of each One Group Fund will be distributed to shareholders of each corresponding Marquis Fund. The Marquis Funds will then be dissolved and liquidated. As a result of the transactions, you will receive on a tax-free basis, a number of full and fractional shares of the corresponding One Group Fund equal at the date of the exchange to the value of your share of the net assets of each Marquis Fund in which you were invested.

       If you own Class A shares of the Marquis Funds and are a financial organization authorized to act in a fiduciary, advisory, custodial or similar capacity, or you own Trust Class shares, you will receive One Group Fiduciary Class

Shares. If you otherwise own Marquis Class A, Retail Class or Cash Sweep Class shares, you will receive One Group Class A Shares. Shareholders holding Marquis Class B Shares will receive One Group Class B shares. If you are invested in Marquis Institutional, you will receive shares of One Group Treasury Only Money Market Fund. Both Marquis Institutional and The One Group Treasury Only
Money Market Fund have only one class of shares.

       Both the Trust and The One Group are open-end management investment companies made up of multiple series. Each series is operated as a separate fund. The Trust consists of eleven such funds, while The One Group contains forty funds, thirty-three of which are currently offered to investors.

       This Combined Prospectus/Proxy Statement explains concisely what you should know before investing in The One Group Treasury Only Money Market Fund ("One Group Treasury Only"), The One Group U.S. Treasury Securities Money Market Fund ("One Group Treasury Securities"), The One Group Municipal Money Market Fund ("One Group Municipal"), The One Group Government Bond Fund ("One Group Government"), The One Group Income Bond Fund ("One Group Income"), The One Group Louisiana Municipal Bond Fund ("One Group Louisiana"), The One Group Asset Allocation Fund ("One Group Asset Allocation"), The One Group Disciplined Value Fund ("One Group Value"), The One Group Growth Opportunities Fund ("One Group Growth"), The One Group Small Capitalization Fund ("One Group Small Capitalization"), and The One Group International Equity Index Fund ("One Group International Index"). Please read it carefully and keep it for future reference.

       This Combined Prospectus/Proxy Statement is accompanied by current prospectuses for each of The One Group Funds, which are dated November 1, 1997, as well as the February 1, 1998 prospectuses for the Marquis Funds. These prospectuses are incorporated into this Combined Prospectus/Proxy Statement by reference. The current Statement of Additional Information of The One Group, dated November 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information of The One Group may be obtained, without charge, by writing to The One Group Services Company, 3435 Stelzer Road, Columbus, OH 43219 or by calling 1-800-480-4111 during business hours. The current Statement of Additional Information of Marquis Funds, dated February 1, 1998, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information of Marquis Funds can be obtained without charge by calling 1-800-471-1144. In addition, a Statement of Additional Information dated June 29, 1998 relating to the reorganization of the Marquis Funds described in this Combined Prospectus/Proxy Statement, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. Such Statement of Additional Information may be obtained, without charge, by writing or calling The One Group Services Company at the address or telephone number provided above.

PLEASE REMEMBER THAT SHARES OF THE ONE GROUP FUNDS:
- ARE NOT DEPOSITS OR OBLIGATIONS, OR GUARANTEED BY BANC ONE CORPORATION OR ITS AFFILIATES;
- ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY FEDERAL OR STATE GOVERNMENTAL AGENCY;
-      INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE AMOUNT
       INVESTED.

       THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

       NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT IN CONNECTION WITH THE OFFER MADE BY THIS COMBINED PROSPECTUS/PROXY STATEMENT AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE ONE GROUP. THIS COMBINED PROSPECTUS/PROXY STATEMENT DOES NOT CONSTITUTE AN OFFERING BY THE ONE GROUP IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                   TABLE OF CONTENTS

                                                                           PAGE
Proposal (1) Approval of the Agreement and Plan of Reorganization. .
Synopsis . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
COMPARISON OF CURRENT FEES
COMPARISON OF INVESTMENT OBJECTIVES
COMPARISON OF INVESTMENT POLICIES
COMPARISON OF SHAREHOLDER POLICIES
FEDERAL INCOME TAX CONSEQUENCES
Risk Factors . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Management Discussion of Fund Performance. . . . . . . . . . . . . .
Information About the Proposed Transaction . . . . . . . . . . . . .
INTRODUCTION
TERMS OF THE PROPOSED REORGANIZATION
FEDERAL TAX OPINIONS
FEES AND EXPENSES OF THE REORGANIZATION
COMPARISON OF SHAREHOLDER RIGHTS
EXISTING AND PRO FORMA CAPITALIZATION
Voting Information . . . . . . . . . . . . . . . . . . . . . . . . .
Interests of Certain Persons in the Transaction. . . . . . . . . . .
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . .
Information filed with the Securities and Exchange Commission. . . .
Plan of Reorganization . . . . . . . . . . . . . . . . . . . . . . .    Exhibit

       PROPOSAL (1): APPROVAL OF THE REORGANIZATION OF THE MARQUIS FUNDS

       On May 18, 1998, the Board of Trustees ("Trustees") of the Trust approved an Agreement and Plan of Reorganization pursuant to which Marquis Institutional, Marquis Treasury Securities, Marquis Tax-Exempt, Marquis Government, Marquis Strategic Income, Marquis Louisiana, Marquis Balanced, Marquis Value, Marquis Growth, Marquis Small Cap, and Marquis International will transfer all of their assets to One Group Treasury Only, One Group U.S. Treasury Securities, One Group Municipal, One Group Government, One Group Income, One Group Louisiana, One Group Asset Allocation, One Group Value, One Group Growth, One Group Small Capitalization, and One Group International Index (collectively the "One Group Funds"), respectively, in return for Class A, Class B, and Fiduciary Class shares of the corresponding One Group Funds. At the same time, the One Group Funds will assume all of the liabilities of the Marquis Funds.

       Following the transfer of assets, shares of each One Group Fund will be distributed to shareholders of each corresponding Marquis Fund. The Marquis Funds will then be dissolved and liquidated. As a result of the transactions, you will receive on a tax-free basis, a number of full and fractional shares of the corresponding One Group Fund equal at the date of the exchange to the value of your share of the net assets of each Marquis Fund in which you were invested.

       If you own Class A shares of the Marquis Funds and are a financial organization authorized to act in a fiduciary, advisory, custodial or similar capacity, or you own Trust Class shares, you will receive One Group Fiduciary Class Shares. If you otherwise own Marquis Class A, Retail Class or Cash Sweep Class shares, you will receive One Group Class A Shares. Shareholders holding Marquis Class B Shares will receive One Group Class B shares. If you are invested in Marquis Institutional on that date, you will receive shares of One Group Treasury Only. Both Marquis Institutional and One Group Treasury Only have only one class of shares.

       The Trustees have concluded that participation in the proposed transaction is in the best interests of the Marquis Funds and their shareholders. The Trustees have further concluded that the economic interests of shareholders of the Marquis Funds will not be diluted as a result of the proposed transaction. In reaching this conclusion, the Trustees considered, among other things:

       1. The similarity of the investment objectives and policies of The One Group Funds with those of the Marquis Funds.

       2. The performance of The One Group Funds as compared to the Marquis Funds.

       3. The enhanced range of investment options available to investors in The One Group. The One Group currently offers 33 different funds.

       4.      The tax-free nature of the transaction.

       5. The investment and market leverage that The One Group will achieve as a result of the reorganization. Shareholders may benefit from the resulting economies of scale.

       6.      The expense ratios of the Marquis Funds and The One Group
               Funds.

       7. The fact that the sales load currently charged Class B shareholders will not change.

       For a more complete discussion of the factors affecting the Board's decision, please see page 87.

                                       SYNOPSIS

       This Synopsis is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and shareholder policies of each Marquis Fund with those of the corresponding One Group Fund. This section is only a synopsis. For more complete information, please read the prospectus for each fund.

COMPARISON OF CURRENT FEES

       The following tables show the current fees for the Marquis Funds followed by those currently charged by the corresponding One Group Fund. If the reorganization is approved, you would pay the fees shown for the One Group Fund that corresponds to your current Marquis Fund and share class. If you own Class B shares of Marquis Funds, the Contingent Deferred Sales Charge currently applicable to those shares (including the period of time you have held those shares) will be applied to the One Group shares you receive in the reorganization. This means that the sales charge applicable to your current Class B shares will not change.


MARQUIS INSTITUTIONAL MONEY MARKET FUND

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases
(as a percentage of offering price)                         None

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)

Management Fees (after fee waivers) (1)                     .04%
12b-1 Fees                                                  None
Other Expenses                                              .21%
 Total Operating Expenses (after fee waivers) (1)           .25%

(1) THE ADVISOR HAS VOLUNTARILY AGREED TO WAIVE ITS ADVISORY FEE OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO KEEP "TOTAL OPERATING EXPENSES" FOR THE FUND FROM EXCEEDING .25%. THE ADVISOR RESERVES THE RIGHT TO TERMINATE ITS WAIVER AT ANY TIME IN ITS SOLE DISCRETION.
       ABSENT SUCH WAIVER, MANAGEMENT FEES FOR THE FUND WOULD BE .15% AND TOTAL OPERATING EXPENSES FOR THE FUND WOULD BE .36%.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment in shares of the Fund assuming: (1) 5% annual return and (2) redemption at the end of each time period.

          1 YEAR         3 YEARS        5 YEARS        10 YEARS
            $3             $8             $14             $32

THE ONE GROUP TREASURY ONLY MONEY MARKET FUND

SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)                       None

ANNUAL OPERATING EXPENSES(2)
  (as a percentage of average daily net assets)
Investment Advisory Fees                                    .08%
Other Expenses                                              .10%
Total Fund Operating Expenses                               .18%

(1) IF YOU BUY OR SELL SHARES THROUGH A SHAREHOLDER SERVICING AGENT, YOU MAY BE CHARGED SEPARATE TRANSACTION FEES BY THE SHAREHOLDER SERVICING AGENT. IN ADDITION, A $7.00 CHARGE IS DEDUCTED FROM REDEMPTION AMOUNTS PAID BY WIRE.
(2)    EXPENSE INFORMATION HAS BEEN RESTATED TO REFLECT CURRENT FEES.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) 5% annual return; and (2) redemption at the end of each time period.

          1 YEAR         3 YEARS        5 YEARS        10 YEARS
            $2             $6             $10             $23

MARQUIS TREASURY SECURITIES MONEY MARKET FUND


SHAREHOLDER TRANSACTION EXPENSES                                       CASH
                                                      RETAIL CLASS     SWEEP CLASS   TRUST CLASS
Maximum Sales Load Imposed on Purchases                     None           None           None
Maximum Sales Load Imposed on Reinvested Dividends          None           None           None
Maximum Contingent Deferred Sales Charge                    None           None           None
Wire Redemption Fee                                         $25            $25            None
Exchange Fee                                                None           None           None

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)
Management Fees                                             .30%           .30%           .30%
12b-1 Fees (after fee waivers) (1)                          .20%           .50%           None
Other Expenses (after fee waivers)                          .20%           .20%           .20%
Total Operating Expenses (after fee waivers) (2)            .70%          1.00%           .50%


(1) THE ADVISOR AND ADMINISTRATOR HAVE VOLUNTARILY AGREED TO WAIVE THEIR FEES AND THE DISTRIBUTOR HAS VOLUNTARILY AGREED TO WAIVE 12b-1 FEES TO THE EXTENT NECESSARY TO KEEP "TOTAL OPERATING EXPENSES" FOR THE RETAIL CLASS AND CASH SWEEP CLASS SHARES FROM EXCEEDING 0.70% AND 1.00%, RESPECTIVELY. THE ADVISOR, ADMINISTRATOR AND THE DISTRIBUTOR RESERVE THE RIGHT TO TERMINATE THEIR WAIVERS AT ANY TIME IN THEIR SOLE DISCRETION. ABSENT SUCH WAIVERS, 12b-1 FEES FOR THE RETAIL CLASS SHARES OF THE FUND WOULD BE 0.25% AND FOR CASH SWEEP SHARES OF THE FUND WOULD BE .75%
(2) ABSENT THE ADVISOR'S, ADMINISTRATOR'S AND THE DISTRIBUTOR'S VOLUNTARY FEE WAIVERS, TOTAL OPERATING EXPENSES FOR RETAIL CLASS SHARES WOULD BE 0.75% AND FOR CASH SWEEP CLASS SHARES WOULD BE 1.25%.

EXAMPLE

You would pay the following expenses on a $1,000 investment in the Fund assuming (1) 5% annual return and (2) redemption at the end of each time period:

                         1 YEAR         3 YEARS        5 YEARS        10 YEARS
Retail Class             $ 7             $22            $39            $ 87
Cash Sweep Class         $10             $32            $55            $122
Trust Class              $5              $16            $28            $63

THE ONE GROUP U.S. TREASURY SECURITIES MONEY MARKET FUND

                                                                       FIDUCIARY
SHAREHOLDER TRANSACTION EXPENSES(1)     CLASS A     CLASS B   CLASS C   CLASS
Maximum Sales Charge Imposed
  on Purchases (as a
  percentage of offering price)        None         None      None       None
Maximum Contingent Deferred
  Sales Charge (as a
  percentage of original
  purchase price or redemption
  proceeds, as applicable)             None        5.00%     1.00%       None
Redemption Fees                        None         None      None       None
Exchange Fees                          None         None      None       None

ANNUAL OPERATING EXPENSES(2)
  (as a percentage of average
  daily net assets)
Investment Advisory Fees
  (after fee waiver)(3)                .30%         .30%      .30%       .30%
12b-1 Fees(4)                          .25%        1.00%     1.00%       None
Other Expenses                         .21%         .21%      .21%       .21%
Total Fund Operating Expenses
  (after fee waivers)(5)               .76%        1.51%     1.51%       .51%

(1) IF YOU BUY OR SELL SHARES THROUGH A SHAREHOLDER SERVICING AGENT, YOU MAY BE CHARGED SEPARATE TRANSACTION FEES BY THE SHAREHOLDER SERVICING AGENT. IN ADDITION, A $7.00 CHARGE IS DEDUCTED FROM REDEMPTION AMOUNTS PAID BY WIRE.
(2)    EXPENSE INFORMATION HAS BEEN RESTATED TO REFLECT CURRENT FEES.
(3) WITHOUT A FEE WAIVER, INVESTMENT ADVISORY FEES WOULD BE .35% FOR ALL CLASSES OF SHARES.
(4) DUE TO 12b-1 FEES, LONG-TERM CLASS A, CLASS B AND CLASS C SHAREHOLDERS MAY PAY MORE THAN THE EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS.
(5) TOTAL OPERATING EXPENSES HAVE BEEN REVISED TO REFLECT FEE WAIVERS. WITHOUT A VOLUNTARY REDUCTION OF INVESTMENT ADVISORY AND 12b-1 FEES, TOTAL OPERATING EXPENSES WOULD BE .81% FOR CLASS A SHARES, 1.56% FOR CLASS B SHARES, 1.56% FOR CLASS C SHARES, AND .56% FOR FIDUCIARY CLASS SHARES.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and
(3) redemption at the end of each time period.

                                      1 YEAR      3 YEARS    5 YEARS    10 YEARS
Class A                                $  8        $ 24       $ 42       $ 94
Class A (without fee waiver)           $  8        $ 26       $ 45       $100
Class B                                $ 65        $ 78       $102       $160
Class B (without fee waiver)           $ 66        $ 79       $105       $165
Class C                                $ 25        $ 48       $ 82       $180
Class C (without fee waiver)           $ 26        $ 49       $ 85       $186
Fiduciary Class                        $  5        $ 16       $ 29       $ 64
Fiduciary Class (without fee waiver)   $  6        $ 18       $ 31       $ 70

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                      1 YEAR      3 YEARS    5 YEARS    10 YEARS
Class A                                $  8        $ 24       $ 42       $ 94
Class A (without fee waiver)           $  8        $ 26       $ 45       $100
Class B                                $ 15        $ 48       $ 82       $160
Class B (without fee waiver)           $ 16        $ 49       $ 85       $165
Class C                                $ 15        $ 48       $ 82       $180
Class C (without fee waiver)           $ 16        $ 49       $ 85       $186
Fiduciary Class                        $  5        $ 16       $ 29       $ 64
Fiduciary Class (without fee waiver)   $  6        $ 18       $ 31       $ 70

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

MARQUIS TAX EXEMPT MONEY MARKET FUND


SHAREHOLDER TRANSACTION EXPENSES                       RETAIL CLASS       CASH SWEEP CLASS
Maximum Sales Load Imposed on Purchases                  None                 None
Maximum Sales Load Imposed on Reinvested Dividends       None                 None
Maximum Contingent Deferred Sales Charge                 None                 None
Wire Redemption Fee                                      $25                  $25
Exchange Fee                                             None                 None

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)
Management Fees (after fee waivers) (1)                  .44%                 .44%
12b-1 Fees (after fee waivers) (1)                       .00%                 .60%
Other Expenses (after fee waivers) (1)                   .21%                 .21%
Total Operating Expenses (after fee waivers) (2)         .65%                1.25%


(1) THE ADVISOR AND ADMINISTRATOR HAVE VOLUNTARILY AGREED TO WAIVE THEIR FEES AND THE DISTRIBUTOR HAS VOLUNTARILY AGREED TO WAIVE 12b-1 FEES TO THE EXTENT NECESSARY TO KEEP "TOTAL OPERATING EXPENSES" FOR THE RETAIL CLASS SHARES FROM EXCEEDING 0.65%. THE ADVISOR, ADMINISTRATOR AND THE DISTRIBUTOR RESERVE THE RIGHT TO TERMINATE THEIR WAIVERS AT ANY TIME IN THEIR SOLE DISCRETION. ABSENT SUCH WAIVERS, MANAGEMENT FEES WOULD BE 0.45%, OTHER EXPENSES WOULD BE 0.25% AND THE 12b-1 FEE FOR THE RETAIL CLASS AND CASH SWEEP CLASS SHARES OF THE FUND WOULD BE 0.25% AND .75%, RESPECTIVELY.
(2) ABSENT THE ADVISOR'S, ADMINISTRATOR'S AND THE DISTRIBUTOR'S VOLUNTARY FEE WAIVERS, TOTAL OPERATING EXPENSES FOR RETAIL CLASS SHARES OF THE TAX EXEMPT FUND WOULD BE 0.95% AND FOR CASH SWEEP CLASS SHARES WOULD BE 1.45%.

EXAMPLE

You would pay the following expenses on a $1,000 investment in the Fund assuming (1) 5% annual return and (2) redemption at the end of each time period:

                         1 YEAR         3 YEARS        5 YEARS        10 YEARS
Retail Class               $ 7            $21            $36            $ 81
Cash Sweep Class           $13            $40            $69            $151

THE ONE GROUP MUNICIPAL MONEY MARKET FUND

                                                                      FIDUCIARY
SHAREHOLDER TRANSACTION EXPENSES(1)             CLASS A     CLASS C     CLASS
Maximum Sales Charge Imposed on Purchases
   (as a percentage of offering price)          None         None      None
Maximum Contingent Deferred Sales Charge
   (as a percentage of original purchase
   price or redemption proceeds, as
 applicable)                                    None        1.00%      None
Redemption Fees                                 None         None      None
Exchange Fees                                   None         None      None

ANNUAL OPERATING EXPENSES(2)
   (as a percentage of average daily
   net assets)
Investment Advisory Fees (after fee
 waiver)(3)                                     .25%         .25%      .25%
12b-1 Fees(4)                                   .25%        1.00%      None
Other Expenses                                  .25%         .25%      .25%
Total Fund Operating Expenses (after
 fee waiver)(5)                                 .75%        1.50%      .50%

(1) IF YOU BUY OR SELL SHARES THROUGH A SHAREHOLDER SERVICING AGENT, YOU MAY BE CHARGED SEPARATE TRANSACTION FEES BY THE SHAREHOLDER SERVICING AGENT. IN ADDITION, A $7.00 CHARGE IS DEDUCTED FROM REDEMPTION AMOUNTS PAID BY WIRE.
(2)    EXPENSE INFORMATION HAS BEEN RESTATED TO REFLECT CURRENT FEES.
(3) WITHOUT A FEE WAIVER, INVESTMENT ADVISORY FEES WOULD BE .35% FOR ALL CLASSES OF SHARES.
(4) DUE TO 12b-1 FEES, LONG-TERM CLASS A AND CLASS C SHAREHOLDERS MAY PAY MORE THAN THE EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS.
(5) TOTAL OPERATING EXPENSES HAVE BEEN REVISED TO REFLECT FEE WAIVERS. WITHOUT A VOLUNTARY REDUCTION OF INVESTMENT ADVISORY FEES, TOTAL OPERATING EXPENSES WOULD BE .85% FOR CLASS A SHARES, 1.60% FOR CLASS C SHARES AND .60% FOR FIDUCIARY CLASS SHARES.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and
(3) redemption at the end of each time period.

                                      1 YEAR      3 YEARS    5 YEARS   10 YEARS
Class A                                $  8        $ 24       $ 42       $ 93
Class A (without fee waiver)           $  9        $ 27       $ 47       $105
Class C                                $ 25        $ 47       $ 82       $179
Class C (without fee waiver)           $ 26        $ 50       $ 87       $190
Fiduciary Class                        $  5        $ 16       $ 28       $ 63
Fiduciary Class (without fee waiver)   $  6        $ 19       $ 33       $ 75

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                      1 YEAR      3 YEARS    5 YEARS   10 YEARS
Class A                                $  8        $ 24       $ 42       $ 93
Class A (without fee waiver)           $  9        $ 27       $ 47       $105
Class C                                $ 15        $ 47       $ 82       $179
Class C (without fee waiver)           $ 16        $ 50       $ 87       $190
Fiduciary Class                        $  5        $ 16       $ 28       $ 63
Fiduciary Class (without fee waiver)   $  6        $ 19       $ 33       $ 75

MARQUIS GOVERNMENT SECURITIES

SHAREHOLDER TRANSACTION EXPENSES                            CLASS A      CLASS B
Maximum Sales Load Imposed on Purchases
   (as a percentage of offering price)                        3.50%       None
Maximum Sales Load Imposed on Reinvested
   Dividends (as a percentage of offering price)              None        None
*Maximum Contingent Deferred Sales Charge
   (as a percentage of original purchase price or
    redemption proceeds, as applicable)                       None        3.50%
Wire Redemption Fee                                           $25         $25
Exchange Fee                                                  None        None

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)
Management Fees (after fee waivers) (1)                       .51%        .51%
12b-1 Fees                                                    None        .75%
Other Expenses (after expense  reimbursements) (1)            .19%        .19%
Total Operating Expenses (after fee waivers) (2)              .70%       1.45%

(1) THE ADVISOR HAS VOLUNTARILY AGREED TO WAIVE ITS FEE, AND THE ADMINISTRATOR HAS VOLUNTARILY AGREED TO REIMBURSE OTHER EXPENSES, TO THE EXTENT NECESSARY TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING .70% FOR CLASS A SHARES AND 1.45% FOR CLASS B SHARES. ABSENT SUCH WAIVERS, MANAGEMENT FEES WOULD BE .55%. ABSENT EXPENSE REIMBURSEMENTS, OTHER EXPENSES WOULD BE .21%.
(2) ABSENT THE ADVISOR'S VOLUNTARY FEE WAIVER AND THE ADMINISTRATOR'S VOLUNTARY FEE REIMBURSEMENT, TOTAL OPERATING EXPENSES FOR CLASS A SHARES WOULD BE .76% AND FOR CLASS B SHARES WOULD BE 1.51%.

* A REDEMPTION CHARGE OF 1.00% WILL BE ASSESSED AGAINST THE PROCEEDS OF ANY REDEMPTION REQUEST RELATING TO CLASS A SHARES OF THE FUNDS THAT WERE PURCHASED WITHOUT A SALES CHARGE IN RELIANCE UPON THE WAIVER ACCORDED TO PURCHASES IN THE AMOUNT OF $1 MILLION OR MORE, BUT ONLY WHERE SUCH REDEMPTION REQUEST IS MADE WITHIN 1 YEAR OF THE DATE THE SHARES WERE PURCHASED.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and
(3) redemption at the end of each time period.

                                   1 YEAR    3 YEARS   5 YEARS   10 YEARS
Class A                             $42       $57       $73        $119
Class B                             $50       $66       $84        $125

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                   1 YEAR    3 YEARS   5 YEARS   10 YEARS
Class A                             $42       $57       $73        $119
Class B                             $15       $46       $79        $125

THE ONE GROUP GOVERNMENT BOND FUND

                                                                                      FIDUCIARY
SHAREHOLDER TRANSACTION EXPENSES(1)               CLASS A     CLASS B      CLASS C    CLASS
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)             4.50%       None          None       None
Maximum Contingent Deferred Sales Charge
  (as a percentage of original
  purchase price or redemption proceeds,
  as applicable)                                   None(2)    5.00%        1.00%       None
Redemption Fees                                    None        None         None       None
Exchange Fees                                      None        None         None       None

ANNUAL OPERATING EXPENSES(3)
  (as a percentage of average daily
  net assets)
Investment Advisory Fees                           .45%        .45%         .45%       .45%
12b-1 Fees (after fee waiver)(4)                   .25%        .90%         .90%       None
Other Expenses                                     .24%        .24%         .24%       .24%
Total Fund Operating Expenses (after
  fee waivers)(5)                                  .94%       1.59%        1.59%       .69%

(1) IF YOU BUY OR SELL SHARES THROUGH A SHAREHOLDER SERVICING AGENT, YOU MAY BE CHARGED SEPARATE TRANSACTION FEES BY THE SHAREHOLDER SERVICING AGENT. IN ADDITION, A $7.00 CHARGE IS DEDUCTED FROM REDEMPTION AMOUNTS PAID BY WIRE.
(2)   EXCEPT FOR PURCHASES OF $1 MILLION OR MORE.  PLEASE SEE "SALES CHARGES."
(3)   EXPENSE INFORMATION HAS BEEN RESTATED TO REFLECT CURRENT FEES.
(4) DUE TO 12b-1 FEES, LONG-TERM CLASS A, CLASS B AND CLASS C SHAREHOLDERS MAY PAY MORE THAN THE EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED BY THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS. WITHOUT THE VOLUNTARY WAIVER OF FEES, 12b-1 FEES WOULD BE .35% FOR
      CLASS A SHARES AND 1.00%  FOR CLASS B AND CLASS C SHARES.
(5) WITHOUT THE VOLUNTARY REDUCTION OF INVESTMENT ADVISORY AND 12b-1 FEES, TOTAL OPERATING EXPENSES WOULD BE 1.04% FOR CLASS A SHARES, AND 1.69% FOR CLASS B AND CLASS C SHARES.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and
(3) redemption at the end of each time period.

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
Class A                                    $54       $74       $ 95       $155
Class A (without fee waivers)              $55       $77       $100       $166
Class B                                    $66       $80       $107       $172
Class B (without fee waivers)              $67       $83       $112       $183
Class C                                    $26       $50       $ 87       $189
Class C (without fee waivers)              $27       $53       $ 92       $200
Fiduciary Class                            $ 7       $22       $ 38       $ 86
Fiduciary Class (without fee waiver)       $ 7       $22       $ 38       $ 86

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
Class A                                    $54       $74       $ 95       $155
Class A (without fee waivers)              $55       $77       $100       $168
Class B                                    $16       $50       $ 87       $172
Class B (without fee waivers)              $17       $53       $ 92       $183
Class C                                    $16       $50       $ 87       $189
Class C (without fee waivers)              $17       $53       $ 92       $200
Fiduciary Class                            $ 7       $22       $ 38       $ 86
Fiduciary Class (without fee waiver)       $ 7       $22       $ 38       $ 86

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

MARQUIS STRATEGIC INCOME BOND FUND

SHAREHOLDER TRANSACTION EXPENSES                        CLASS A         CLASS B
Maximum Sales Load Imposed on Purchases
   (as a percentage of offering price)                   3.50%           None
Maximum Sales Load Imposed on Reinvested
   Dividends (as a percentage of offering price)         None            None
*Maximum Contingent Deferred Sales Charge
   (as a percentage of original purchase price or
   redemption proceeds, as applicable)                   None            3.50%
Wire Redemption Fee                                      $25             $25
Exchange Fee                                             None            None

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)
Management Fees (after fee waivers) (1)                  .31%            .31%
12b-1 Fees                                               None            .75%
Other Expenses (after expense
  reimbursements) (1)                                    .59%            .59%
Total Operating Expenses (after
  fee waivers) (2)                                       .90%           1.65%

(1) THE ADVISOR HAS VOLUNTARILY AGREED TO WAIVE ITS FEE, AND THE ADMINISTRATOR HAS VOLUNTARILY AGREED TO REIMBURSE OTHER EXPENSES, TO THE EXTENT NECESSARY TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING .90% FOR CLASS A SHARES AND 1.65% FOR CLASS B SHARES. ABSENT SUCH WAIVERS, MANAGEMENT FEES WOULD BE .74%. ABSENT EXPENSE REIMBURSEMENTS, OTHER EXPENSES WOULD BE .69%.
(2) ABSENT THE ADVISOR'S VOLUNTARY FEE WAIVER AND THE ADMINISTRATOR'S VOLUNTARY FEE REIMBURSEMENT, TOTAL OPERATING EXPENSES FOR CLASS A SHARES WOULD BE 1.43% AND FOR CLASS B SHARES WOULD BE 2.13%..

* A redemption charge of 1.00% will be assessed against the proceeds of any redemption request relating to Class A shares of the Funds that were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within 1 year of the date the shares were purchased.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and
(3) redemption at the end of each time period.

                              1 YEAR    3 YEARS   5 YEARS   10 YEARS
Class A                        $44       $63       N/A        N/A
Class B                        $52       $72       N/A        N/A

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                              1 YEAR    3 YEARS   5 YEARS   10 YEARS
Class A                        $44       $63       N/A        N/A
Class B                        $17       $52       N/A        N/A

THE ONE GROUP INCOME BOND FUND


                                                                               FIDUCIARY
SHAREHOLDER TRANSACTION EXPENSES(1)              CLASS A   CLASS B   CLASS C   CLASS
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)             4.50%     None      None      None
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase
  price or redemption proceeds, as
  applicable)                                     None(2)   5.00%     1.00%     None
Redemption Fees                                   None      None      None      None
Exchange Fees                                     None      None      None      None

ANNUAL OPERATING EXPENSES(3)
  (as a percentage of average daily net
  assets)
Investment Advisory Fees (after fee
  waiver)(4)                                      .40%       .40%      .40%     .40%
12b-1 Fees (after fee waiver)(5)                  .25%       .90%      .90%     None
Other Expenses                                    .22%       .22%      .22%     .22%
Total Fund Operating Expenses
  (after fee waiver)(6)                           .87%      1.52%     1.52%     .62%


(1) IF YOU BUY OR SELL SHARES THROUGH A SHAREHOLDER SERVICING AGENT, YOU MAY BE CHARGED SEPARATE TRANSACTION FEES BY THE SHAREHOLDER SERVICING AGENT. IN ADDITION, A $7.00 CHARGE IS DEDUCTED FROM REDEMPTION AMOUNTS PAID BY WIRE.
(2)    EXCEPT FOR PURCHASES OF $1 MILLION OR MORE.  PLEASE SEE "SALES CHARGES."
(3)    EXPENSE INFORMATION HAS BEEN RESTATED TO REFLECT CURRENT FEES.
(4) WITHOUT THE FEE WAIVER, INVESTMENT ADVISORY FEES WOULD BE .60% FOR ALL CLASSES OF SHARES.
(5) DUE TO 12b-1 FEES, LONG-TERM CLASS A, CLASS B AND CLASS C SHAREHOLDERS MAY PAY MORE THAN THE EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED BY THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS. WITHOUT THE VOLUNTARY WAIVER OF FEES, 12b-1 FEES WOULD BE .35% FOR CLASS A SHARES AND 1.00% FOR CLASS B AND CLASS C SHARES.
(6) WITHOUT THE VOLUNTARY REDUCTION OF INVESTMENT ADVISORY AND 12b-1 FEES, TOTAL OPERATING EXPENSES WOULD BE 1.17% FOR CLASS A SHARES, 1.82% FOR CLASS B SHARES, 1.82% FOR CLASS C SHARES AND .82% FOR FIDUCIARY CLASS SHARES.
EXAMPLE

An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and
(3) redemption at the end of each time period.

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
Class A                                    $53       $72       $ 91       $147
Class A (without fee waivers)              $56       $80       $106       $181
Class B                                    $65       $78       $103       $164
Class B (without fee waivers)              $68       $87       $119       $197
Class C                                    $25       $48       $ 83       $181
Class C (without fee waivers)              $28       $57       $ 99       $214
Fiduciary Class                            $ 6       $20       $ 35       $ 77
Fiduciary Class (without fee waiver)       $ 8       $26       $ 46       $101

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
Class A                                    $53       $72       $ 91       $147
Class A (without fee waivers)              $56       $80       $106       $181
Class B                                    $15       $48       $ 83       $164
Class B (without fee waivers)              $18       $57       $ 99       $197
Class C                                    $15       $48       $ 83       $181
Class C (without fee waivers)              $18       $57       $ 99       $214
Fiduciary Class                            $ 6       $20       $ 35       $ 77
Fiduciary Class (without fee waiver)       $ 8       $26       $ 46       $101

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

MARQUIS LOUISIANA TAX-FREE INCOME FUND

SHAREHOLDER TRANSACTION EXPENSES                        CLASS A         CLASS B
Maximum Sales Load Imposed on Purchases
   (as a percentage of offering price)                   3.50%           None
Maximum Sales Load Imposed on Reinvested
   Dividends (as a percentage of offering price)         None            None
*Maximum Contingent Deferred Sales Charge
   (as a percentage of original purchase price or
    redemption proceeds, as applicable)                  None            3.50%
Wire Redemption Fee                                      $25             $25
Exchange Fee                                             None            None

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)
Management Fees                                          .35%             .35%
12b-1 Fees                                               None             .75%
Other Expenses                                           .30%             .30%
Total Operating Expenses                                 .65%            1.40%

* A redemption charge of 1.00% will be assessed against the proceeds of any redemption request relating to Class A shares of the Funds that were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within 1 year of the date the shares were purchased.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and
(3) redemption at the end of each time period.

                              1 YEAR    3 YEARS   5 YEARS   10 YEARS
Class A                        $41       $55       $70        $113
Class B                        $49       $64       $82        $119

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                              1 YEAR    3 YEARS   5 YEARS   10 YEARS
Class A                        $41       $55       $70        $113
Class B                        $14       $44       $77        $119

THE ONE GROUP LOUISIANA MUNICIPAL BOND FUND

                                                                               FIDUCIARY
SHAREHOLDER TRANSACTION EXPENSES(1)              CLASS A   CLASS B   CLASS C   CLASS

Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)             4.50%      None      None     None
Maximum Contingent Deferred Sales Charge
  (as a percentage of original
  purchase price or redemption
  proceeds, as applicable)                        None(2)   5.00%     1.00%     None
Redemption Fees                                   None       None      None     None
Exchange Fees                                     None       None      None     None
ANNUAL OPERATING EXPENSES(3)
  (as a percentage of average
  daily net assets)
Investment Advisory Fees (after fee waiver)(4)     .40%      .40%      .40%     .40%
12b-1 Fees (after fee waiver)(5)                   .25%      .90%      .90%     None
Other Expenses                                     .32%      .32%      .32%     .32%
Total Fund Operating Expenses
  (after fee waivers)(6)                           .97%     1.62%     1.62%     .72%


(1) IF YOU BUY OR SELL SHARES THROUGH A SHAREHOLDER SERVICING AGENT, YOU MAY BE CHARGED SEPARATE TRANSACTION FEES BY THE SHAREHOLDER SERVICING AGENT. IN ADDITION, A $7.00 CHARGE IS DEDUCTED FROM REDEMPTION AMOUNTS PAID BY WIRE.
(2)    EXCEPT FOR PURCHASES OF $1 MILLION OR MORE.  PLEASE SEE "SALES CHARGES."
(3)    EXPENSE INFORMATION HAS BEEN RESTATED TO REFLECT CURRENT FEES.
(4) WITHOUT THE FEE WAIVER, INVESTMENT ADVISORY FEES WOULD BE .60% FOR ALL CLASSES OF SHARES.
(5) DUE TO 12b-1 FEES, LONG-TERM CLASS A, CLASS B AND CLASS C SHAREHOLDERS MAY PAY MORE THAN THE EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED BY THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS. WITHOUT THE VOLUNTARY WAIVER OF FEES, 12b-1 FEES WOULD BE .35% FOR CLASS A SHARES AND 1.00% FOR CLASS B AND CLASS C SHARES.
(6) WITHOUT THE VOLUNTARY REDUCTION OF INVESTMENT ADVISORY AND 12b-1 FEES, TOTAL OPERATING EXPENSES WOULD BE 1.27% FOR CLASS A SHARES, 1.92% FOR CLASS B SHARES, 1.92% FOR CLASS C SHARES AND .92% FOR FIDUCIARY CLASS SHARES.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and
(3) redemption at the end of each time period.

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A                                    $54       $75       $ 96       $159
Class A (without fee waivers)              $57       $83       $112       $191
Class B                                    $66       $81       $108       $175
Class B (without fee waivers)              $69       $90       $124       $207
Class C                                    $26       $51       $ 88       $192
Class C (without fee waivers)              $29       $60       $104       $224
Fiduciary Class                            $ 7       $23       $ 40       $ 89
Fiduciary Class (without fee waiver)       $ 9       $29       $ 51       $113

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A                                    $54       $75       $ 96       $159
Class A (without fee waivers)              $57       $83       $112       $191
Class B                                    $16       $51       $ 88       $175
Class B (without fee waivers)              $19       $60       $104       $207
Class C                                    $16       $51       $ 88       $192
Class C (without fee waivers)              $19       $60       $104       $224
Fiduciary Class                            $ 7       $23       $ 40       $ 89
Fiduciary Class (without fee waiver)       $ 9       $29       $ 51       $113

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

MARQUIS BALANCED FUND

SHAREHOLDER TRANSACTION EXPENSES                        CLASS A         CLASS B
Maximum Sales Load Imposed on Purchases
   (as a percentage of offering price)                   3.50%           None
Maximum Sales Load Imposed on Reinvested
   Dividends (as a percentage of offering price)         None            None
*Maximum Contingent Deferred Sales Charge
   (as a percentage of original purchase price or
   redemption proceeds, as applicable)                   None            3.50%
Wire Redemption Fee                                      $25             $25
Exchange Fee                                             None            None

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)
Management Fees (after fee waivers) (1)                   .71%            .71%
12b-1 Fees                                                None            .75%
Other Expenses (after expense reimbursements) (1)         .19%            .19%
Total Operating Expenses (after fee waivers) (2)          .90%           1.65%

(1) THE ADVISOR HAS VOLUNTARILY AGREED TO WAIVE ITS FEE, AND THE ADMINISTRATOR HAS VOLUNTARILY AGREED TO REIMBURSE OTHER EXPENSES, TO THE EXTENT NECESSARY TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING .90% FOR CLASS A SHARES AND 1.65% FOR CLASS B SHARES. ABSENT SUCH WAIVERS, MANAGEMENT FEES WOULD BE .74%. ABSENT EXPENSE REIMBURSEMENTS, OTHER EXPENSES WOULD BE .22%.
(2) ABSENT THE ADVISOR'S VOLUNTARY FEE WAIVER AND THE ADMINISTRATOR'S VOLUNTARY FEE REIMBURSEMENT, TOTAL OPERATING EXPENSES FOR CLASS A SHARES WOULD BE .96% AND FOR CLASS B SHARES WOULD BE 1.71%..


* A redemption charge of 1.00% will be assessed against the proceeds of any redemption request relating to Class A shares of the Funds that were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within 1 year of the date the shares were purchased.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and
(3) redemption at the end of each time period.

                              1 YEAR    3 YEARS   5 YEARS   10 YEARS
Class A                        $44       $63       $83        $142
Class B                        $52       $72       $95        $147

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                              1 YEAR    3 YEARS   5 YEARS   10 YEARS
Class A                        $44       $63       $83        $142
Class B                        $17       $52       $90        $147

THE ONE GROUP ASSET ALLOCATION

                                                                               FIDUCIARY
SHAREHOLDER TRANSACTION EXPENSES(1)              CLASS A   CLASS B   CLASS C   CLASS
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)             4.50%     None      None      None

Maximum Contingent Deferred Sales Charge
  (as a percentage of original
  purchase price or redemption proceeds,
  as applicable)                                  None(2)   5.00%     1.00%     None
Redemption Fees                                   None      None      None      None
Exchange Fees                                     None      None      None      None

ANNUAL OPERATING EXPENSES(3)
  (as a percentage of average daily
  net assets)
Investment Advisory Fees (after fee
  waiver)(4)                                       .55%      .55%      .55%     .55%
12b-1 Fees (after fee waiver)(5)                   .25%     1.00%     1.00%     None
Other Expenses                                     .40%      .40%      .40%     .40%
Total Fund Operating Expenses
  (after fee waivers)(6)                          1.20%     1.95%     1.95%     .95%


(1) IF YOU BUY OR SELL SHARES THROUGH A SHAREHOLDER SERVICING AGENT, YOU MAY BE CHARGED SEPARATE TRANSACTION FEES BY THE SHAREHOLDER SERVICING AGENT. IN ADDITION, A $7.00 CHARGE IS DEDUCTED FROM THE REDEMPTION AMOUNTS PAID BY WIRE.
(2)    EXCEPT FOR PURCHASES OF $1 MILLION OR MORE.  PLEASE SEE "SALES CHARGES."
(3)    EXPENSE INFORMATION HAS BEEN RESTATED TO REFLECT CURRENT FEES.
(4) WITHOUT THE FEE WAIVER, INVESTMENT ADVISORY FEES WOULD BE .65% FOR ALL CLASSES OF SHARES.
(5) DUE TO 12b-1 FEES, LONG-TERM CLASS A, CLASS B AND CLASS C SHAREHOLDERS MAY PAY MORE THAN THE EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED BY THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS. WITHOUT THE VOLUNTARY WAIVER, 12b-1 FEES WOULD BE .35% FOR CLASS A SHARES.
(6) TOTAL OPERATING EXPENSES HAVE BEEN REVISED TO REFLECT FEE WAIVERS. WITHOUT THE VOLUNTARY REDUCTION OF INVESTMENT ADVISORY AND 12b-1 FEES, TOTAL OPERATING EXPENSES WOULD BE 1.40% FOR CLASS A SHARES, 2.05% FOR CLASS B SHARES, 2.05% FOR CLASS C SHARES AND 1.05% FOR FIDUCIARY CLASS SHARES.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and
(3) redemption at the end of each time period.

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A                                    $ 57      $ 81      $108       $184
Class A (without fee waivers)              $ 59      $ 87      $118       $205
Class B                                    $ 70      $ 91      $125       $208
Class B (without fee waiver)               $ 71      $ 94      $130       $221
Class C                                    $ 30      $ 61      $105       $227
Class C (without fee waiver)               $ 31      $ 64      $110       $238
Fiduciary Class                            $ 10      $ 30      $ 53       $117
Fiduciary Class (without fee waiver)       $ 11      $ 33      $ 58       $128

Assuming no redemption the end of each time period, the dollar amounts in the above example would be as follows:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A                                    $ 57      $ 81      $108       $184
Class A (without fee waivers)              $ 59      $ 87      $118       $205
Class B                                    $ 20      $ 61      $105       $208
Class B (without fee waiver)               $ 21      $ 64      $110       $221
Class C                                    $ 20      $ 61      $105       $227
Class C (without fee waiver)               $ 21      $ 64      $110       $238
Fiduciary Class                            $ 10      $ 30      $ 53       $117
Fiduciary Class (without fee waiver)       $ 11      $ 33      $ 58       $128

/Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

MARQUIS VALUE EQUITY FUND

Shareholder Transaction Expenses                        CLASS A         CLASS B
Maximum Sales Load Imposed on Purchases
   (as a percentage of offering price)                   3.50%           None
Maximum Sales Load Imposed on Reinvested
   Dividends (as a percentage of offering price)         None            None
*Maximum Contingent Deferred Sales Charge
   (as a percentage of original purchase price or
   redemption proceeds, as applicable)                   None            3.50%
Wire Redemption Fee                                      $25             $25
Exchange Fee                                             None            None

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)
Management Fees (after fee waivers) (1)                  .74%            .74%
12b-1 Fees                                               None            .75%
Other Expenses (after expense reimbursements) (1)        .26%            .26%
Total Operating Expenses (after fee waivers) (2)        1.00%           1.75%

(1) THE ADVISOR HAS VOLUNTARILY AGREED TO WAIVE ITS FEE, AND THE ADMINISTRATOR HAS VOLUNTARILY AGREED TO REIMBURSE OTHER EXPENSES, TO THE EXTENT NECESSARY TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 1.00% FOR CLASS A SHARES AND 1.75% FOR CLASS B SHARES. ABSENT EXPENSE REIMBURSEMENTS, OTHER EXPENSES WOULD BE .26%.
(2) ABSENT THE ADVISOR'S VOLUNTARY FEE WAIVER AND THE ADMINISTRATOR'S VOLUNTARY FEE REIMBURSEMENT, TOTAL OPERATING EXPENSES FOR CLASS A SHARES WOULD BE 1.00% AND FOR CLASS B SHARES WOULD BE 1.75%.

* A redemption charge of 1.00% will be assessed against the proceeds of any redemption request relating to Class A shares of the Funds that were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within 1 year of the date the shares were purchased.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and
(3) redemption at the end of each time period.

                              1 YEAR    3 YEARS   5 YEARS   10 YEARS
Class A                        $45       $66       $ 88       $153
Class B                        $53       $75       $100       $159

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                              1 YEAR    3 YEARS   5 YEARS   10 YEARS
Class A                        $45       $66       $ 88       $153
Class B                        $18       $55       $ 95       $159

THE ONE GROUP DISCIPLINED VALUE FUND

                                                                               FIDUCIARY
SHAREHOLDER TRANSACTION EXPENSES(1)              CLASS A   CLASS B   CLASS C   CLASS
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)             4.50%     None      None      None
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase price
  or redemption proceeds, as applicable)          None(2)   5.00%     1.00%     None
Redemption Fees                                   None      None      None      None
Exchange Fees                                     None      None      None      None

ANNUAL OPERATING EXPENSES(3)
  (as a percentage of average daily net assets)
Investment Advisory Fees                           .74%      .74%      .74%      .74%
12b-1 Fees (after fee waiver)(4)                   .25%     1.00%     1.00%     None
Other Expenses                                     .26%      .26%      .26%      .26%
Total Fund Operating Expenses
  (after fee waiver)(5)                           1.25%     2.00%     2.00%     1.00%


(1) IF YOU BUY OR SELL SHARES THROUGH A SHAREHOLDER SERVICING AGENT, YOU MAY BE CHARGED SEPARATE TRANSACTION FEES BY THE SHAREHOLDER SERVICING AGENT. IN ADDITION, A $7.00 CHARGE IS DEDUCTED FROM THE REDEMPTION AMOUNTS PAID BY WIRE.
(2)    EXCEPT FOR PURCHASES OF $1 MILLION OR MORE.  PLEASE SEE "SALES CHARGES."
(3)    EXPENSE INFORMATION HAS BEEN RESTATED TO REFLECT CURRENT FEES.
(4) DUE TO 12b-1 FEES, LONG-TERM CLASS A, CLASS B AND CLASS C SHAREHOLDERS MAY PAY MORE THAN THE EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED BY THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS. WITHOUT THE VOLUNTARY WAIVER, 12b-1 FEES WOULD BE .35% FOR CLASS A SHARES.
(5) WITHOUT THE VOLUNTARY REDUCTION OF 12b-1 FEES, TOTAL OPERATING EXPENSES WOULD BE 1.35% FOR CLASS A SHARES.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and
(3) redemption at the end of each time period.

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A                                    $ 57      $ 83      $111       $189
Class A (without fee waiver)               $ 58      $ 86      $116       $200
Class B                                    $ 70      $ 93      $128       $213
Class C                                    $ 30      $ 63      $108       $233
Fiduciary Class                            $ 10      $ 32      $ 55       $122

Assuming no redemption at the end of the period, the dollar amounts in the above example would be as follows:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A                                    $ 57      $ 83      $111       $189
Class A (without fee waiver)               $ 58      $ 86      $116       $200
Class B                                    $ 20      $ 63      $108       $213
Class C                                    $ 20      $ 63      $108       $233
Fiduciary Class                            $ 10      $ 32      $ 55       $122

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

MARQUIS GROWTH EQUITY FUND

SHAREHOLDER TRANSACTION EXPENSES                        CLASS A         CLASS B
Maximum Sales Load Imposed on Purchases
   (as a percentage of offering price)                   3.50%           None
Maximum Sales Load Imposed on Reinvested
   Dividends (as a percentage of offering price)         None            None
*Maximum Contingent Deferred Sales Charge
   (as a percentage of original purchase price or
   redemption proceeds, as applicable)                   None            3.50%
Wire Redemption Fee                                      $25             $25
Exchange Fee                                             None            None

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)
Management Fees (after fee waivers) (1)                  .72%            .72%
12b-1 Fees                                               None            .75%
Other Expenses (after expense reimbursements) (1)        .28%            .28%
Total Operating Expenses (after fee waivers) (2)        1.00%           1.75%

(1) THE ADVISOR HAS VOLUNTARILY AGREED TO WAIVE ITS FEE, AND THE ADMINISTRATOR HAS VOLUNTARILY AGREED TO REIMBURSE OTHER EXPENSES, TO THE EXTENT NECESSARY TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 1.00% FOR CLASS A SHARES AND 1.75% FOR CLASS B SHARES. ABSENT SUCH WAIVERS, MANAGEMENT FEES WOULD BE .74%. ABSENT EXPENSE REIMBURSEMENTS, OTHER EXPENSES WOULD BE .30%.
(2) ABSENT THE ADVISOR'S VOLUNTARY FEE WAIVER AND THE ADMINISTRATOR'S VOLUNTARY FEE REIMBURSEMENT, TOTAL OPERATING EXPENSES FOR CLASS A SHARES WOULD BE 1.04% AND FOR CLASS B SHARES WOULD BE 1.79%.

* A redemption charge of 1.00% will be assessed against the proceeds of any redemption request relating to Class A shares of the Funds that were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within 1 year of the date the shares were purchased.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and
(3) redemption at the end of each time period.

                              1 YEAR    3 YEARS   5 YEARS   10 YEARS
Class A                        $45       $66       $ 88       $153
Class B                        $53       $75       $100       $159

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                              1 YEAR    3 YEARS   5 YEARS   10 YEARS
Class A                        $45       $66       $ 88       $153
Class B                        $18       $55       $ 95       $159

THE ONE GROUP GROWTH OPPORTUNITIES FUND

                                                                               FIDUCIARY
SHAREHOLDER TRANSACTION EXPENSES(1)              CLASS A   CLASS B   CLASS C   CLASS

Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)             4.50%     None      None      None
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase price
    or redemption proceeds, as applicable)        None(2)   5.00%     1.00%     None
Redemption Fees                                   None      None      None      None
Exchange Fees                                     None      None      None      None

ANNUAL OPERATING EXPENSES(3)
  (as a percentage of average daily net assets)
Investment Advisory Fees                           .74%      .74%      .74%      .74%
12b-1 Fees (after fee waiver)(4)                   .25%     1.00%     1.00%     None
Other Expenses                                     .26%      .26%      .26%      .26%
Total Fund Operating Expenses
  (after fee waiver)(5)                           1.25%     2.00%     2.00%     1.00%


(1) IF YOU BUY OR SELL SHARES THROUGH A SHAREHOLDER SERVICING AGENT, YOU MAY BE CHARGED SEPARATE TRANSACTION FEES BY THE SHAREHOLDER SERVICING AGENT. IN ADDITION, A $7.00 CHARGE IS DEDUCTED FROM THE REDEMPTION AMOUNTS PAID BY WIRE.
(2)    EXCEPT FOR PURCHASES OF $1 MILLION OR MORE.  PLEASE SEE "SALES CHARGES."
(3)    EXPENSE INFORMATION HAS BEEN RESTATED TO REFLECT CURRENT FEES.
(4) DUE TO 12b-1 FEES, LONG-TERM CLASS A, CLASS B AND CLASS C SHAREHOLDERS MAY PAY MORE THAN THE EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED BY THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS. WITHOUT THE VOLUNTARY WAIVER, 12b-1 FEES WOULD BE .35% FOR CLASS A SHARES.
(5) WITHOUT THE VOLUNTARY REDUCTION OF 12b-1 FEES, TOTAL OPERATING EXPENSES WOULD BE 1.35% FOR CLASS A SHARES.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and
(3) redemption at the end of each time period.

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A                                    $ 57      $ 83      $111       $189
Class A (without fee waiver)               $ 58      $ 86      $116       $200
Class B                                    $ 70      $ 93      $128       $213
Class C                                    $ 30      $ 63      $108       $233
Fiduciary Class                            $ 10      $ 32      $ 55       $122

Assuming no redemption at the end of the period, the dollar amounts in the above example would be as follows:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A                                    $ 57      $ 83      $111       $189
Class A (without fee waiver)               $ 58      $ 86      $116       $200
Class B                                    $ 20      $ 63      $108       $213
Class C                                    $ 20      $ 63      $108       $233
Fiduciary Class                            $ 10      $ 32      $ 55       $122

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

MARQUIS SMALL CAP EQUITY FUND

SHAREHOLDER TRANSACTION EXPENSES                        CLASS A         CLASS B
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)                    3.50%           None
Maximum Sales Load Imposed on Reinvested
  Dividends (as a percentage of offering price)          None            None
*Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase price or
  redemption proceeds, as applicable)                    None            3.50%
Wire Redemption Fee                                      $25             $25
Exchange Fee                                             None            None

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)
Management Fees (after fee waivers) (1)                  1.19%           1.19%
12b-1 Fees                                               None             .75%
Other Expenses (after fee reimbursements) (1)(2)          .11%            .11%
Total Operating Expenses after fee waivers) (1)(3)       1.30%           2.05%

(1) MANAGEMENT FEES INCLUDE FEES AT THE "MASTER" LEVEL OF 1.00% AND FEES AT THE "FEEDER" LEVEL OF .19%. THE ADVISOR HAS VOLUNTARILY AGREED TO WAIVE ITS FEE, AND THE ADMINISTRATOR HAS VOLUNTARILY AGREED TO REIMBURSE OTHER EXPENSES, TO THE EXTENT NECESSARY TO KEEP THE TOTAL OPERATING EXPENSES AT THE FEEDER LEVEL FROM EXCEEDING .20%. ABSENT SUCH WAIVER, MANAGEMENT FEES AT THE FEEDER LEVEL WOULD BE .40%. ABSENT SUCH REIMBURSEMENTS, OTHER EXPENSES AT THE FEEDER LEVEL WOULD BE 2.46%.
(2) OTHER EXPENSES INCLUDE EXPENSES AT THE "MASTER" LEVEL OF .10%, AND EXPENSES AT THE "FEEDER" LEVEL OF .01%. THE DISTRIBUTOR HAS WAIVED, ON A VOLUNTARY BASIS, ALL OR A PORTION OF ITS SHAREHOLDER SERVICING FEE AT THE MASTER LEVEL WITH RESPECT TO THE PORTFOLIOS, AND THE OTHER EXPENSES SHOWN REFLECT THIS WAIVER. ABSENT SUCH WAIVERS, OTHER EXPENSES AT THE MASTER LEVEL WOULD BE .32%.
(3) ABSENT THE MASTER FUND ADVISOR'S VOLUNTARY FEE WAIVERS, THE ADVISOR'S VOLUNTARY FEE WAIVERS AND THE ADMINISTRATOR'S VOLUNTARY REIMBURSEMENTS, TOTAL OPERATING EXPENSES WOULD BE 4.18% FOR CLASS A SHARES AND 4.93% FOR CLASS B SHARES.

* A redemption charge of 1.00% will be assessed against the proceeds of any redemption request relating to Class A shares of the Funds that were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within 1 year of the date the shares were purchased.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and
(3) redemption at the end of each time period.

                              1 YEAR    3 YEARS   5 YEARS   10 YEARS
Class A                        $48       $75       N/A        N/A
Class B                        $56       $84       N/A        N/A

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                              1 YEAR    3 YEARS   5 YEARS   10 YEARS
Class A                        $48       $75       N/A        N/A
Class B                        $21       $64       N/A        N/A

THE ONE GROUP SMALL CAPITALIZATION FUND

                                                                               FIDUCIARY
SHAREHOLDER TRANSACTION EXPENSES(1)              CLASS A   CLASS B   CLASS C   CLASS

Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)               4.50%     None      None      None
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase price
  or redemption proceeds, as applicable)          None(2)   5.00%     1.00%     None
Redemption Fees                                   None      None      None      None
Exchange Fees                                     None      None      None      None

ANNUAL OPERATING EXPENSES(3)
  (as a percentage of average daily net assets)
Investment Advisory Fees                           .74%      .74%      .74%      .74%
12b-1 Fees (after fee waiver)(4)                   .25%     1.00%     1.00%     None
Other Expenses                                     .32%      .32%      .32%      .32%
Total Fund Operating Expenses
  (after fee waiver)(5)                           1.31%     2.06%     2.06%     1.06%


(1) IF YOU BUY OR SELL SHARES THROUGH A SHAREHOLDER SERVICING AGENT, YOU MAY BE CHARGED SEPARATE TRANSACTION FEES BY THE SHAREHOLDER SERVICING AGENT. IN ADDITION, A $7.00 CHARGE IS DEDUCTED FROM REDEMPTION AMOUNTS PAID BY WIRE.
(2)    EXCEPT FOR PURCHASES OF $1 MILLION OR MORE.  PLEASE SEE "SALES CHARGES."
(3)    EXPENSE INFORMATION HAS BEEN RESTATED TO REFLECT CURRENT FEES.
(4) DUE TO 12b-1 FEES, LONG-TERM CLASS A, CLASS B AND CLASS C SHAREHOLDERS MAY PAY MORE THAN THE EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED BY THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS. WITHOUT THE VOLUNTARY WAIVER, 12b-1 FEES WOULD BE .35% FOR CLASS A SHARES.
(5) WITHOUT THE VOLUNTARY REDUCTION OF 12b-1 FEES, TOTAL OPERATING EXPENSES WOULD BE 1.41% FOR CLASS A SHARES.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and
(3) redemption at the end of each time period.

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A                                    $ 58      $ 85      $114       $196
Class A (without fee waiver)               $ 59      $ 88      $119       $206
Class B                                    $ 71      $ 95      $131       $220
Class C                                    $ 31      $ 65      $111       $239
Fiduciary Class                            $ 11      $ 34      $ 58       $129

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A                                    $ 58      $ 85      $114       $196
Class A (without fee waiver)               $ 59      $ 88      $119       $206
Class B                                    $ 21      $ 65      $111       $220
Class C                                    $ 21      $ 65      $111       $239
Fiduciary Class                            $ 11      $ 34      $ 58       $129

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

MARQUIS INTERNATIONAL EQUITY FUND

SHAREHOLDER TRANSACTION EXPENSES                        CLASS A         CLASS B
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)                    3.50%           None
Maximum Sales Load Imposed on Reinvested
  Dividends (as a percentage of offering price)          None            None
*Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase price or
    redemption proceeds, as applicable)                  None            3.50%
Wire Redemption Fee                                      $25             $25
Exchange Fee                                             None            None

ANNUAL OPERATING EXPENSES
(As a percentage of average net assets)
Management Fees (after fee waivers) (1)                  1.05%           1.05%
12b-1 Fees                                               None             .75%
Other Expenses (after fee reimbursements) (1)(2)          .50%            .50%
Total Operating Expenses after fee waivers) (1)(3)       1.55%           2.30%

(1) MANAGEMENT FEES INCLUDE FEES AT THE "MASTER" LEVEL OF .86%, AND FEES AT THE "FEEDER" LEVEL OF .19%. THE ADVISOR HAS VOLUNTARILY AGREED TO WAIVE ITS FEE, AND THE ADMINISTRATOR HAS VOLUNTARILY AGREED TO REIMBURSE OTHER EXPENSES, TO THE EXTENT NECESSARY TO KEEP THE TOTAL OPERATING EXPENSES AT THE FEEDER LEVEL FROM EXCEEDING .27%. ABSENT SUCH WAIVER, MANAGEMENT FEES AT THE FEEDER LEVEL WOULD BE .40%. ABSENT SUCH REIMBURSEMENTS, OTHER EXPENSES AT THE FEEDER LEVEL WOULD BE 1.81 %. ABSENT THE MASTER FUND ADVISOR'S VOLUNTARY FEE WAIVERS, MANAGEMENT FEES AT THE MASTER LEVEL WOULD BE .96%.
(2) OTHER EXPENSES INCLUDE EXPENSES AT THE "MASTER" LEVEL OF .42% AND EXPENSES AT THE "FEEDER" LEVEL OF .08%. THE DISTRIBUTOR HAS WAIVED, ON A VOLUNTARY BASIS, ALL OR A PORTION OF ITS SHAREHOLDER SERVICING FEE AT THE MASTER LEVEL WITH RESPECT TO THE PORTFOLIOS, AND THE OTHER EXPENSES SHOWN REFLECT THIS WAIVER. THE DISTRIBUTOR RESERVES THE RIGHT TO TERMINATE ITS WAIVER AT ANY TIME IN ITS SOLE DISCRETION. ABSENT SUCH WAIVERS, OTHER EXPENSES AT THE MASTER LEVEL WOULD BE .42%.
(3) ABSENT THE MASTER FUND ADVISOR'S VOLUNTARY FEE WAIVERS, THE ADVISOR'S VOLUNTARY FEE WAIVERS AND THE ADMINISTRATOR'S VOLUNTARY REIMBURSEMENTS, TOTAL OPERATING EXPENSES WOULD BE 3.59% FOR CLASS A SHARES AND 4.34% FOR CLASS B SHARES.

* A redemption charge of 1.00% will be assessed against the proceeds of any redemption request relating to Class A shares of the Funds that were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within 1 year of the date the shares were purchased.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and
(3) redemption at the end of each time period.

                              1 YEAR    3 YEARS   5 YEARS   10 YEARS
Class A                        $50       $82       N/A        N/A
Class B                        $58       $92       N/A        N/A

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                              1 YEAR    3 YEARS   5 YEARS   10 YEARS
Class A                        $50       $82       N/A        N/A
Class B                        $23       $72       N/A        N/A

THE ONE GROUP INTERNATIONAL EQUITY INDEX FUND

                                                                               FIDUCIARY
SHAREHOLDER TRANSACTION EXPENSES(1)              CLASS A   CLASS B   CLASS C   CLASS
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)             4.50%     None      None      None
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase price
  or redemption proceeds, as applicable)          None(2)   5.00%     1.00%     None
Redemption Fees                                   None      None      None      None
Exchange Fees                                     None      None      None      None

ANNUAL OPERATING EXPENSES(3)
  (as a percentage of average daily net assets)
Investment Advisory Fees                           .55%      .55%      .55%      .55%
12b-1 Fees (after fee waiver)(4)                   .25%     1.00%     1.00%     None
Other Expenses                                     .41%      .41%      .41%      .41%
Total Fund Operating Expenses
  (after fee waiver)(5)                           1.21%     1.96%     1.96%      .96%


(1) IF YOU BUY OR SELL SHARES THROUGH A SHAREHOLDER SERVICING AGENT, YOU MAY BE CHARGED SEPARATE TRANSACTION FEES BY THE SHAREHOLDER SERVICING AGENT. IN ADDITION, A $7.00 CHARGE IS DEDUCTED FROM THE REDEMPTION AMOUNTS PAID BY WIRE.
(2)    EXCEPT FOR PURCHASES OF $1 MILLION OR MORE.  PLEASE SEE "SALES CHARGES."
(3)    EXPENSE INFORMATION HAS BEEN RESTATED TO REFLECT CURRENT FEES.
(4) DUE TO 12b-1 FEES, LONG-TERM CLASS A, CLASS B AND CLASS C SHAREHOLDERS MAY PAY MORE THAN THE EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED BY THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS. WITHOUT THE VOLUNTARY WAIVER, 12b-1 FEES WOULD BE .35% FOR CLASS A SHARES.
(5) WITHOUT THE VOLUNTARY REDUCTION OF 12b-1 FEES, TOTAL OPERATING EXPENSES WOULD BE 1.31% FOR CLASS A SHARES.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and
(3) redemption at the end of each time period.

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A                                    $ 57      $ 82      $109       $185
Class A (without fee waiver)               $ 58      $ 85      $114       $196
Class B                                    $ 70      $ 92      $126       $209
Class C                                    $ 30      $ 62      $106       $229
Fiduciary Class                            $ 10      $ 31      $ 53       $118

Assuming no redemption at the end of the period, the dollar amounts in the above example would be as follows:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A                                    $ 57      $ 82      $109       $185
Class A (without fee waiver)               $ 58      $ 85      $114       $196
Class B                                    $ 20      $ 62      $106       $209
Class C                                    $ 20      $ 62      $106       $229
Fiduciary Class                            $ 10      $ 31      $ 53       $118

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

THE EXAMPLES SHOWN ON PAGES 2-30 ARE DESIGNED TO ASSIST YOU IN UNDERSTANDING
THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY PAID BY INVESTORS IN A FUND. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

COMPARISON OF INVESTMENT OBJECTIVES

     This section will help you compare the investment objective and policies of each Marquis Fund with that of the corresponding One Group Fund. Please be aware that this is only a brief discussion. More complete information can be found in The One Group and Marquis Funds prospectuses which you received along with this Combined Prospectus/Proxy Statement.

     Each Marquis Fund and its corresponding One Group Fund pursue similar investment objectives and hold substantially similar securities, either directly or through a "master/feeder" arrangement. As a result, the proposed reorganization of Marquis Funds will not result in significant portfolio turnover or transaction expenses due to The One Group's disposal of incompatible securities. Banc One Investment Advisors Corporation ("Banc One Investment Advisors") serves as investment advisor to both Marquis Funds and The One Group.

MARQUIS INSTITUTIONAL AND ONE GROUP TREASURY ONLY

     Marquis Institutional seeks to preserve principal value and maintain a high degree of liquidity while providing current income by investing exclusively in obligations issued by the U.S. Treasury and in repurchase agreements involving such obligations.

     Similarly, One Group Treasury Only seeks high current income with liquidity and stability of principal. However, One Group Treasury Only does not purchase securities that are subject to repurchase agreements.

     Each Fund seeks to maintain a stable net asset value of $1.00 per share, although there is no assurance that the Funds will be able to achieve this objective. In addition, each Fund's portfolio securities are valued under the amortized cost method in compliance with regulations of the SEC. Consequently, both Marquis Institutional and One Group Treasury Only invest only in U.S. dollar-denominated securities, maintain an average maturity on a dollar-weighted basis of 90 days or less, and acquire only "eligible securities" that present minimal credit risk and have a maturity of 397 days or less. Each Fund is offered exclusively to institutional investors.

MARQUIS TREASURY SECURITIES AND ONE GROUP TREASURY SECURITIES

     Marquis Treasury Securities seeks to preserve principal value and maintain a high degree of liquidity while providing current income by investing exclusively in obligations issued by the U.S. Treasury and in repurchase agreements involving such obligations.

     The investment objective of One Group Treasury Securities is to seek current income with liquidity and stability of principal. The Fund will invest exclusively in short-term U.S. Treasury obligations, including repurchase agreements collateralized by such obligations.

     Each Fund seeks to maintain a stable net asset value of $1.00 per share, although there is no assurance that the Funds will be able to achieve this objective. In addition, each Fund's portfolio securities are valued under the amortized cost method in compliance with regulations of the SEC. Consequently, both Marquis Institutional and One Group Treasury Only invest only in U.S. dollar-denominated securities, maintain an average maturity on a dollar-weighted basis of 90 days or less, and acquire only "eligible securities" that present minimal credit risk and have a maturity of 397 days or less.

MARQUIS TAX-EXEMPT AND ONE GROUP MUNICIPAL

     Marquis Tax-Exempt seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes by investing, under normal market conditions, at least 80% of its net assets in eligible securities issued by or on behalf of the states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, the interest on which is exempt from Federal income tax. At least 80% of the Fund's assets will be invested in municipal securities the interest on which is not treated as a preference item for purposes of the federal alternative minimum tax for individual shareholders. All tax-exempt interest dividends will, however, be included in determining the Federal alternative minimum taxable income of corporations. Marquis Tax-Exempt may invest up to 20% of its net assets in the aggregate in taxable money market instruments.

     Likewise, One Group Municipal seeks as high a level of current interest income exempt from Federal income tax as is consistent with capital preservation and stability of principal. As a matter of fundamental policy, One Group Municipal invests at least 80% of its total assets in municipal securities. These are securities issued by or on behalf of the states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, the interest on which is exempt from Federal income tax. These municipal securities produce interest that, in the opinion of bond counsel for the issuer, is exempt from Federal income tax. However, the Fund may invest as much as 100% of its assets in municipal securities that produce tax-exempt dividends that may result in liability for Federal alternative minimum tax and for state and local taxes for both individual and corporate shareholders. All tax exempt interest dividends will, however, be included in determining the Federal alternative minimum taxable income of corporations. If you are subject to the Federal alternative minimum tax, please read the section of The One Group Municipal Money Market Fund prospectus entitled "Tax Treatment of Shareholders". The Fund also may invest up to 20% of its total assets in other types of securities, such as taxable money market instruments, including repurchase agreements.

MARQUIS GOVERNMENT AND ONE GROUP GOVERNMENT

     Marquis Government seeks current income consistent with relative stability of capital by investing primarily in U.S. Government securities. Under normal conditions, at least 65% of the Fund's total assets will be invested in obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities. The Fund normally will maintain a dollar-weighted average portfolio maturity of three to ten years, however, under certain circumstances this average weighted maturity may fall below three years.

     One Group Government seeks a high level of current income with liquidity and safety of principal. The Fund limits its investments to securities issued by the U.S. Government and its agencies and instrumentalities or related to securities issued by the U.S. Government and its agencies and instrumentalities. At least 65% of the Fund's total assets will be invested in debt instruments with principal and interest guaranteed by the U.S. Government or its agencies and instrumentalities, some of which may be subject to repurchase agreements, and other securities representing an interest in or secured by mortgages that are issued or guaranteed by certain U.S. government agencies or instrumentalities. The Fund's average weighted remaining maturity will ordinarily range between three and fifteen years, taking into account expected prepayment of principal on certain investments. However, the Fund's average weighted remaining maturity may be outside this range if warranted by market conditions.

MARQUIS STRATEGIC AND ONE GROUP INCOME

     Marquis Strategic seeks to provide current income by investing primarily in investment grade fixed income securities. Under normal conditions, the Fund will invest at least 65% of its net assets in investment grade fixed income securities. The Fund generally emphasizes U.S. Government securities and investment grade debt securities of U.S. issuers. Marquis Strategic also may
purchase obligations issued by the Canadian government.   Normally, the Fund
will maintain a dollar-weighted average portfolio maturity of greater than ten years; however, under certain circumstances, this average maturity may fall below ten years.

     One Group Income seeks a high level of current income by investing primarily in a diversified portfolio of high, medium and low grade debt securities. The Fund invests at least 70% of its total assets in debt securities of all types rated as investment grade at the time of investment or, if unrated, determined to be of comparable quality by Banc One Investment Advisors. In addition, up to 30% of the Fund's total assets may be invested in convertible securities, preferred stock, loan participations and debt securities rated below investment grade or, if unrated, determined by Banc One Investment Advisors to be of comparable quality. Securities rated below investment grade are called "high yield bonds," "non-investment grade bonds" and "junk bonds". Securities rated below investment grade are considered to be speculative and high risk. Even though it may invest in debt securities in all rating categories, the Fund will not invest more than 20% of its total assets in securities rated below the fifth rating category. Marquis Strategic Income only invests in investment grade securities, which are securities rated in the top four ratng categories. The Fund's average weighted maturity will normally range between five and twenty years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes. As a matter of fundamental policy, at least 65% of the Fund's total assets will consist of bonds.

MARQUIS LOUISIANA AND ONE GROUP LOUISIANA

     The investment objective of Marquis Louisiana is to provide a level of current income consistent with relative stability of capital. The Fund invests at least 80% of its net assets in investment grade fixed income securities, the interest on which is exempt from federal income tax and is not a preference item for purposes of the alternative minimum tax for individuals. Under normal conditions, at least 65% of the Fund's total assets will be invested in municipal securities the interest on which is exempt from Louisiana personal income tax. The Fund may invest up to 20% of its total assets in municipal securities the interest of which may result in a liability for Federal alternative minimum tax for individuals and other taxable investments, including money market securities. All tax-exempt interest dividends will be included in determining the Federal alternative minimum tax liability of corporations. Normally, the Fund will maintain a dollar-weighted average portfolio maturity of seven to fifteen years; however, under certain circumstances this average weighted maturity may fall below seven years. The Fund is non-diversified.

     Similarly, One Group Louisiana is a non-diversified fund that seeks current income both consistent with preservation of capital and exempt from both Federal income tax and Louisiana personal income tax. As a matter of fundamental policy at least 80% of the Fund's net assets will consist of investment grade municipal securities issued by or on behalf of the State of Louisiana and its political subdivisions, agencies and instrumentalities, the interests on which is exempt from both Federal income tax and Louisiana personal income tax. Unlike Marquis Louisiana, One Group Louisiana may hold up to 100% of its assets in municipal securities that produce tax-exempt interest dividends that may result in liability for Federal alternative minimum tax and for state and local taxes for both individuals and corporate shareholders. The Fund may hold up to 20% of its total assets in cash or cash equivalents, municipal securities of other states, U.S. Government securities and short-term taxable investments. The Fund's average weighted maturity normally will be between five and twenty years, although the Fund may invest in securities of any maturity.

     Shareholders of One Group Louisiana who are subject to the Federal alternative minimum tax may have all or a portion of their income from the Fund subject to Federal income tax. If you are subject to the Federal alternative minimum tax, please read the section in the One Group Louisiana Municipal Bond Fund prospectus entitled "Tax Treatment of Shareholders." In addition, corporate shareholders of both Marquis Louisiana and One Group Louisiana will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

MARQUIS BALANCED AND ONE GROUP ASSET ALLOCATION

     Marquis Balanced seeks to provide capital appreciation and current income through the regular payment of dividends and interest by investing in a combination of equity, fixed income and money market instruments. Under normal conditions, the Fund will invest between 30% and 75% of its total assets in equity securities, including common and preferred stock and between 25% and 75% of its total assets in fixed income securities. At least 25% of the Fund's
assets will be in fixed income senior securities.   The Fund may invest in
equity securities of foreign issuers traded in the United States, including American Depositary Receipts. The Fund also may invest in money market securities.

     Likewise, One Group Asset Allocation seeks to provide total return while preserving capital by investing in a combination of stocks, fixed income securities and money market instruments. The Fund normally will invest between 40% and 75% of its total assets in all types of equity securities, including the stock of both large and small capitalization companies, as well as growth and value securities. Up to 20% of the equities held by the Fund may be foreign securities, including American Depositary Receipts. Between 25% and 60% of the Fund's total assets will be invested in fixed income securities, including bonds, notes, and other debt securities. The balance of the Fund's total assets will be invested in money market instruments.

     Banc One Investment Advisors will regularly review a Fund's asset allocations and vary them over time to favor investments which they believe will provide the most favorable total return. In making asset allocation decisions, Banc

One Investment Advisors will evaluate projections of risk, market and economic conditions, volatility, yields and expected return. Because One Group Asset Allocation seeks total return over the long term, Banc One Investment Advisors will not attempt to time the market. Rather, asset allocation shifts will be made gradually over time.

MARQUIS VALUE AND ONE GROUP VALUE

     Marquis Value seeks to provide long-term capital appreciation by investing primarily in equity securities which have a low current valuation relative to various measures of intrinsic value. The Fund invests primarily in equity securities of established companies with equity market capitalizations in excess of $300 million which Banc One Investment Advisors believes to have potential for capital appreciation. Banc One Investment Advisors selects companies based on the soundness of the issuer and an analysis of various fundamental financial characteristics, including earnings yield, book value, cash flow, anticipated future growth of dividends and earnings estimates.

     Although capital appreciation is the primary purpose for investing in a security, Marquis Value will focus on companies that pay current dividends. The Fund invests at least 65% of its total assets in common stocks, debt securities convertible to common stock, warrants and preferred stocks. A portion of the Fund's assets will be held in cash equivalents.

     One Group Value seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities. The Fund invests primarily in the equity securities of companies with below-market average price-to-earnings and price-to-book value ratios. The Fund considers the issuer's soundness and earnings prospects. If Banc One Investment Advisors determines that a company's fundamentals are declining or that the company's ability to pay dividends has been impaired, it likely will eliminate the Fund's holding of the company's stock. The Fund normally invests at least 80% of its total assets in equity securities, including common stocks, debt securities, and preferred stocks that are convertible into common stocks. A portion of the Fund's assets will be held in cash equivalents.

MARQUIS GROWTH AND ONE GROUP GROWTH

     Marquis Growth seeks to provide long-term capital appreciation by investing primarily in companies whose sales and earnings are expected to grow at an above average rate. The Fund invests primarily in equity securities of established companies with equity market capitalizations in excess of $300 million which Banc One Investment Advisors believes to have potential for long-term capital appreciation and growth. Banc One Investment Advisors initiates purchase and sale decisions based on such growth and profitability measures as return on equity, earnings growth, sales growth, and expected return.

     Capital appreciation is the primary purpose of Marquis Growth. Current dividend income is a secondary consideration. The Fund invests at least 65% of its total assets in common stocks, warrants, rights to purchase common stocks, debt securities convertible to common stock, and preferred stocks. A portion of the Fund's assets will be held in cash equivalents.

     One Group Growth seeks growth of capital and secondarily, current income, by investing primarily in equity securities. The Fund invests in securities that have the potential to produce above-average growth per share over a one-to-three year period. Typically, the Fund acquires shares of established companies with a history of above-average growth, as well as those companies expected to enter periods of above average growth. Not all the securities purchased by the Fund will pay dividends. The Fund also invests in smaller companies in emerging growth industries.

     One Group Growth normally invests at least 80% of its total assets in equity securities, including common stocks and debt securities and preferred stocks that are convertible to common stock. A portion of the Fund's assets will be held in cash equivalents.

MARQUIS SMALL CAP AND ONE GROUP SMALL CAP

     Marquis Small Cap seeks to provide long-term capital appreciation by investing up to 100% of its assets in the Small Cap Growth Portfolio of SEI Institutional Managed Trust ("Portfolio"), which in turn invests at least 65% of its total assets in equity securities of smaller growth companies (i.e., companies with equity market capitalization of less than $1 billion at the time of purchase) which, in the opinion of the Portfolio's sub-advisors, are in an early stage or transitional point in their development and have demonstrated or have the potential for above average growth. Any remaining assets may be invested in the equity securities of more established companies that the sub-advisors believe may offer strong capital appreciation due to their relative market position, anticipated growth, changes in management or other similar opportunities. Equity securities include common stocks, preferred stocks, convertible securities, warrants and rights to subscribe to common stocks.

     One Group Small Cap seeks long-term capital growth primarily by investing directly in a portfolio of equity securities of small capitalization and emerging growth companies. The Fund invests at least 65% of its total assets in common stocks, debt securities, preferred stocks, convertible securities, warrants, and other equity securities of small capitalization companies. Generally, Banc One Investment Advisors selects a portfolio of companies with a market capitalization equivalent to the median market capitalization of the S&P Small-Cap 600 Index, although the Fund may occasionally hold securities of companies with larger capitalizations if doing so contributes to the Fund's investment objective. Up to 35% of its total assets may be invested in U.S. Government Securities, other investment grade fixed income securities, cash, and cash equivalents.

MARQUIS INTERNATIONAL AND ONE GROUP INTERNATIONAL INDEX

     Marquis International seeks to provide long-term capital appreciation by investing up to 100% of its assets in the International Equity Portfolio of SEI Investment Trust ("Portfolio"), which in turn invests at least 65% of its assets in equity securities of at least three countries other than the United States. Securities of non-U.S. issuers purchased by the Portfolio will typically be listed on recognized foreign exchanges but also may be purchased over-the-counter, or in the form of sponsored or unsponsored depositary receipts. The Portfolio expects its investments to emphasize large, intermediate and small capitalization companies. The Portfolio expects to be fully invested in its primary investments, but may invest up to 35% of its total assets in U.S. or non-U.S. cash reserves, money market instruments, swaps, options, and futures contracts.

     Unlike Marquis International, One Group International Index is an index fund. This means that it is not actively managed. Rather, One Group International Index seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities on the MSCI EAFE GDP Index. The Fund attempts to track the capital performance and dividend income of the Index by investing in a representative portion of the stocks which match as closely as possible the characteristics of the stocks which comprise the Index. The Fund also will invest in stock index futures. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the MSCI EAFE GDP Index of at least 0.90, without taking into account expenses. Perfect correlation would be 1.00.

     One Group International Index normally invests at least 65% of its total assets directly in foreign equity securities, consisting of common stocks (including American Depositary Receipts) and preferred stocks, securities convertible to common stock (provided they are traded on an exchange or over-the-counter), warrants and receipts. No more than 10% of the Fund's assets will be held in cash or cash equivalents. The Fund may invest up to 10% of its net assets in securities of emerging international markets such as Mexico, Chile and Brazil, either directly through local exchanges, through publicly traded closed-end country funds, or through "passive foreign investment companies." A substantial portion of the Fund's assets will be denominated in foreign currencies.

COMPARISON OF INVESTMENT POLICIES

     Both the Marquis Funds and the One Group Funds have adopted certain fundamental investment policies. This means that they cannot be changed without the consent of a majority of the outstanding shares of each Marquis Fund and each One Group Fund. Substantially all of the fundamental investment policies of each Marquis Fund and each One Group Fund are identical. The following percentages apply at the time of purchase of a security.

EQUITY FUNDS AND TAXABLE BOND FUNDS

     As a matter of fundamental policy, Marquis Government, Marquis Strategic Income, Marquis Balanced, Marquis Value, Marquis Growth, Marquis Small Cap, Marquis International, One Group Government, One Group Income, One Group Asset Allocation, One Group Disciplined, One Group Small Cap, One Group Growth and One Group International Index may not:

1. Purchase an issuer's securities if as a result more than 5% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements involving these securities. This restriction applies with respect to 75% of a Fund's total assets. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For the Marquis Funds, this limitation does not apply to tax exempt securities issued by governments or political subdivisions of governments. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents. For the Marquis Funds, (i) supranational entities will be considered to be a separate industry and (ii) asset-backed securities secured by distinct types of assets, such as truck and auto loan leases, credit card receivables and home equity loans, will each be considered a separate industry.

3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending.

TAX-EXEMPT AND MUNICIPAL BOND FUNDS

Marquis Louisiana and One Group Louisiana will not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, and, if consistent with a Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 25% of the total assets of a Fund would be invested in the securities of such issuer. This restriction applies to 50% of a Fund's assets. With respect to the remaining 50% of its total assets, a Fund may not purchase the securities of any issuer if as a result more than 5% of the total assets of the Fund would be invested in the securities of such Issuer. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply (I) to investments in the obligations issued or guaranteed by the

     U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities, and (ii) to tax exempt securities issued by governments or political subdivisions of governments. For purposes of this limitation (I) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents. For the Marquis Funds, (I) supranational entities will be considered to be a separate industry and (ii) asset-backed securities secured by distinct types of assets, such as truck and auto loan leases, credit card receivables and home equity loans, will each be considered a separate industry.

3. Make loans, except that a Fund may (I) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending.

MONEY MARKET FUNDS

     Marquis Treasury Securities, Marquis Tax-Exempt, One Group Treasury Securities, and One Group Municipal will use their best efforts to maintain a constant net asset value of $1.00 per share, although there is no guarantee that the Funds will be able to do so. In addition, none of the Funds will:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, and, if consistent with the Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer or a Fund would own more than 10% of the outstanding voting securities of such issuer, provided, however, that a Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a nongovernmental user, such user would be considered the issuer. This restriction applies with respect to 75% of the total assets of Marquis Tax-Exempt, One Group Treasury Securities, and One Group Municipal.

2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply (I) to investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities, and
     (ii) to tax exempt securities issued by governments or political subdivisions of governments. For purposes of this limitation (I) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

3. Make loans, except that a Fund may (I) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending. Marquis Treasury Securities may not engage in securities lending.

     One Group Treasury Securities will invest only in U.S. Treasury obligations and repurchase agreements collateralized by such obligations.

INSTITUTIONAL MONEY MARKET FUNDS

     Marquis Institutional and One Group Treasury Only will use their best efforts to maintain a constant net asset value of $1.00 per share, although there is no guarantee that the Funds will be able to do so. In addition, neither of the Funds will:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and, if consistent with such Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer; provided, however, that a Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

2. Make loans, except that a Fund may (I) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements (except for One Group Treasury Only); and (iii) engage in securities lending.

     Marquis Institutional will not:

1. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities,

     In addition, One Group Treasury Only:

1. Will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of the respective Fund's assets.

2. Will not borrow money or issue senior securities, except that the Funds may borrow from banks for temporary purposes in amounts not exceeding 10% of their total assets at the time of the borrowing.

3.   Will not mortgage, pledge or hypothecate any assets, except in connection
     with borrowing specified in 2 above and   in amounts not in excess of the
     lesser of the dollar amount borrowed or 10% of the value of the respective Fund's total assets at the time of its borrowing.

4. Will not purchase securities other than U.S. Treasury bills, notes and other U.S. obligations issued or guaranteed by the U.S. Treasury.

5.   Will not invest in any securities subject to repurchase agreements.

INVESTMENT POLICIES FOR ALL FUNDS

None of the Marquis Funds or the One Group Funds may:

1. Purchase securities on margin, sell securities short, or participate in a joint or joint and several basis in any securities trading account, except, the Marquis Funds and One Group Louisiana, may obtain short-term credits as necessary for clearance of purchases of portfolio securities.

2. Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities."

3. Purchase or sell commodities or commodity contracts (including futures contracts), except that for bona fide hedging and other permissible purposes: (I) Marquis Funds and One Group Funds (except Marquis Institutional, Marquis Treasury Securities, Marquis Tax-Exempt, One Group Treasury Only, One Group

     Treasury Securities and One Group Municipal) may purchase or sell financial futures contracts and may purchase call or put options on financial futures contracts, and (ii) One Group International Index may purchase or sell foreign currency futures contracts and foreign currency forward contacts, and may purchase put or call options on foreign currency futures contracts and on foreign currencies on appropriate U.S. exchanges, and may purchase or sell foreign currency on a spot basis.

4.   Invest in any issuer for purposes of exercising control or management.

5. Purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.

6. Purchase or sell real estate. Each One Group Fund, other than One Group Treasury Only, One Group Treasury Securities and One Group Municipal, however, may purchase securities secured by real estate or interests therein. Marquis Government, Marquis Strategic Income and Marquis Louisiana may invest in mortgage-backed securities. In addition, each Marquis Fund and each One Group Fund, other than One Group Treasury Only, One Group Treasury Securities and One Group Municipal, may invest in securities issued by companies investing in real estate or interests therein.

7. Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. The One Group Funds will not purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

     In addition, the One Group Funds may not purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by all of the One Group Funds other than One Group Treasury Securities and One Group Treasury Only Money Market in marketable securities of companies engaged in such activities are not hereby precluded). This is a non-fundamental policy for Marquis Funds.

     The following investment restrictions are non-fundamental. This means that they can be changed without the consent of a majority of the outstanding shares of each Marquis Fund or each One Group Fund.

     Neither the Marquis Funds nor the One Group Funds may:

1. Invest in illiquid securities in an amount exceeding, in the aggregate 15% of the Fund's net assets (10% of net assets for a Fund that is a Money Market Fund). An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

     The One Group Funds may not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.


COMPARISON OF SHAREHOLDER POLICIES

     The following is a summary comparison of the major shareholder policies and procedures of Marquis Funds and The One Group. As you will see, the Funds have adopted substantially similar policies and procedures.

HOW DO THE FUNDS' PURCHASE PROCEDURES DIFFER?

     Shares of both the Marquis Funds and the One Group Funds are sold on a continuous basis. Shares of the Marquis Funds currently may be purchased directly from the shareholder servicing and transfer agent, DST Systems, Inc., or from an authorized sub-transfer agent by mail, by wire or through an automatic investment plan. Shares also may be purchased through certain authorized broker/dealers.

     Likewise, shares of the One Group Funds may be purchased directly from their distributor, the One Group Services Company by mail, telephone or wire.
In addition, One Group shares also may be purchased through investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries.

ARE THE FUNDS OPEN ON THE SAME DAYS?

     Purchases and redemptions of shares of Marquis Funds and the One Group Funds may be made on any day that the New York Stock Exchange is open for trading ("Business Days"). However, Marquis Institutional, One Group Treasury Only, Maquis Treasury Securities, One Group Treasury Securities, Marquis Tax-Exempt and One Group Municipal are not open for business on Columbus Day and Veterans Day.

HOW DO THE FUNDS' MINIMUM INVESTMENT AMOUNTS COMPARE?

     The minimum initial investment in either class of any Marquis Fund is $2,500 ($500 minimum for Individual Retirement Accounts and employees of Banc One Investment Advisors and its affiliates; however, the distributor may waive the minimum investment at its discretion.) Subsequent purchases of shares must be at least $100 except for purchases through the automatic investment plan and payroll deductions, which must be at least $50.

     The minimum initial and subsequent investments in the One Group Funds are $1,000 and $100, respectively ($100 and $25, respectively, for employees of BANC ONE CORPORATION and its affiliates). Initial and subsequent investment minimums may be waived at the distributor's discretion. Investors may purchase up to a maximum of $250,000 of Class B shares per individual purchase order.

DO THE FUNDS OFFER THE SAME CLASSES OF SHARES?

The One Group Funds currently offer four classes of shares: Class A, Class B, Class C, and Fiduciary Class.
-    Class A, Class B and Class C shares are offered to the general public.
- Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities.
- The section entitled "How To Do Business With The One Group" in the One Group Prospectuses accompanying this Combined Prospectus/ Proxy Statement will provide more information.

The Marquis Funds offers five classes of shares: Class A, Class B, Retail Class, Cash Sweep and Trust Class.
- Class A shares are offered to the general public and to investors for whom affiliates of BANC ONE CORPORATION serve in a fiduciary, agency or custodial capacity. Class B shares are offered to the general public.
- Retail Class is offered to the general public, but is available only in Marquis Treasury Securities and Marquis Tax-Exempt.
- Trust Class shares are have a minimum intitial investment amount of $1 million, but are offered only in Marquis Treasury Securities and Marquis Tax-Exempt.
-    Cash Sweep Class is offered only in Marquis Treasury Securities.

HOW DO SALES CHARGES COMPARE?

Marquis Funds and The One Group Funds have similar sales charge structures.

- One Group Class A shares assess a 4.5% up-front sales charge. Marquis Class A shares charge an up-front fee of 3.5% of the offering price.
- Class A shares of One Group Treasury Securities and Class A shares of One Group Municipal shares are sold without any sales charge, as are Trust, Retail and Cash Sweep shares of Marquis Treasury Securities and Marquis Tax-Exempt.
- Both One Group Class B shares and Marquis Class B shares are offered without any up-front sales charge, but both do assess a Contingent Deferred Sales Charge ("CDSC") if you redeem shares according to the following schedules:


                                    THE ONE GROUP

                                            CDSC AS A % OF DOLLAR
            YEARS SINCE PURCHASE           AMOUNT SUBJECT TO CHARGE
            --------------------           ------------------------
                    0-1                           5.00%
                    1-2                           4.00%
                    2-3                           3.00%
                    3-4                           3.00%
                    4-5                           2.00%
                    5-6                           1.00%
                    more than 6                   0.00%


                                    MARQUIS FUNDS

                                            CDSC AS A % OF DOLLAR
            YEARS SINCE PURCHASE           AMOUNT SUBJECT TO CHARGE
            --------------------           ------------------------
                    0-1                           3.50%
                    1-2                           2.75%
                    2-3                           2.00%
                    3-4                           1.25%
                    4-5                           0.50%
                    more than 5                   0.00%


- One Group Class C shares are offered without any up-front sales charge, but do assess a Contingent Deferred Sales Charge ("CDSC") if you redeem shares according to the following schedule:

                                            CDSC AS A % OF DOLLAR
            YEARS SINCE PURCHASE           AMOUNT SUBJECT TO CHARGE
            --------------------           ------------------------
                    0-1                           1.00%
                    After first year              none


WILL I PAY A SALES CHARGE IN THE REORGANIZATION?

You will not pay a sales charge in connection with the Reorganization.

-    One Group Fiduciary Class shares do not assess any sales charges.
- Marquis Institutional and One Group Treasury Only do not assess a sales charge.
- No sales charge will be imposed on any Class A shares of the One Group Funds distributed in the reorganization.

- If you own Class B shares of Marquis Funds, the CDSC currently applicable to those shares (including the period of time you have held those shares) will be applied to the One Group shares you receive in the Reorganization. This means that your CDSC will not change with respect to those shares.
- For additional information regarding sales charges for the One Group Funds and the Marquis Funds see the section entitled "COMPARISON OF CURRENT EXPENSES" in this Combined Prospectus/Proxy Statement.

HOW DO EXCHANGE PRIVILEGES COMPARE?

Marquis Funds and The One Group have adopted similar, but slightly different, exchange policies.

Marquis Fund shareholders enjoy the following exchange privileges:
- Class A shares may be exchanged for Class A shares of any other Marquis Fund or for Retail Class shares of Marquis Treasury Securities and Marquis Tax-Exempt.
-    Class B shares may be exchanged for Class B shares of any other Marquis
     Fund.
- Retail Class shares of Marquis Treasury Securities and Marquis Tax-Exempt may be exchanged for Class A or Class B shares of any other Marquis Funds.
- Trust Class shares of Marquis Treasury Securities may be exchanged for Class A shares of any other Marquis Fund.
- Cash Sweep shares of Marquis Treasury Securities and Marquis Tax-Exempt may be exchanged for Class A or Class B shares of other Marquis Funds.
- Exchanges are processed the same business day they are received, provided they are received by 4:00 p.m., Eastern time/3:00 p.m., Central time.

One Group shareholders may make the following exchanges:
- Class A shares of a Fund may be exchanged for Fiduciary Class shares of that Fund or for Class A or Fiduciary Class shares of another Fund of The One Group, BUT ONLY IF you are eligible to purchase those shares.
- Fiduciary Class shares of a Fund may be exchanged for Class A shares of that Fund or for Class A or Fiduciary Class shares of another Fund of The One Group.
- Class B shares of a Fund may be exchanged for Class B shares of another Fund of The One Group.
- Class C shares of a Fund may be exchanged for Class C shares of another Fund of The One Group.
- Exchanges are processed the same business day they are received, provided they are received by 4:00 p.m., Eastern time/3:00 p.m., Central time.
-    The One Group does not charge a fee for this privilege.

DO THE FUNDS ASSESS A SALES CHARGE ON AN EXCHANGE?

Marquis Funds generally do not assess a sales charge on exchanges.  However:
- You will pay a sales charge on exchanges from Retail Class shares of Marquis Treasury Securities and Marquis Tax-Exempt to Class A or Class B shares of any other Marquis Fund unless you qualify for a sales load waiver.
- You will pay a sales charge if you exchange Trust Class shares of Marquis Treasury Securities acquired with cash for Class A shares of any other Marquis Fund unless you qualify for a sales load waiver.
- You will pay a sales charge on exchanges from Cash Sweep shares of Marquis Treasury Securities and Marquis Tax-Exempt to Class A or Class B shares of any other Marquis Fund, unless you qualify for a sales charge waiver.
- For information on sales charge waivers, please see the section in the prospectus for Marquis Funds entitled "WAIVER OF SALES CHARGES".

Generally, you will not pay a sales charge on an exchange between One Group Funds. However:
- You will pay a sales charge if you own Fiduciary Class shares of a Fund and you want to exchange those shares for Class A shares, unless you qualify for a sales charge waiver.
-    You will pay a sales charge if you bought Class A shares of a Fund:

     1. That does not charge a sales charge and you want to exchange those shares for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging.
     2. That charged a lower sales charge than the Fund into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.

- If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:
     1. Your new Class B or Class C shares will be subject to the higher CDSC of either the Fund from which you exchanged, the Fund into which you exchanged, or any Fund from which you previously exchanged.
     2. The current holding period for your exchanged Class B or Class C shares is carried over to your new shares.
- For information on sales charge waivers, please see the section in the prospectus for The One Group entitled "SALES CHARGE REDUCTIONS AND WAIVERS."

HOW DO THE FUNDS AUTOMATIC CONVERSION FEATURES COMPARE?

Both Marquis Funds Class B shares and One Group Class B shares automatically convert to Class A shares after a period of time.

Marquis Class B shares convert to Class A shares after five years (measured from the end of the month in which the shares were purchased). One Group Class B shares convert to Class A shares after eight years, also measured from the end
of the month in which the shares were purchased.   Any  One Group Class B shares
you receive in the reorganization will still convert to Class A shares after five years (rather than the eight years normally applicable to One Group shares). In both the Marquis Funds and the One Group Funds:
- Your shares after the conversion will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.
- You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any tax.
- Conversions are on the basis of the relative net asset values of the two classes.
- For more information, see the section entitled "Conversion Feature" in both the Marquis Funds and The One Group Prospectuses accompanying this Combined Prospectus/Proxy Statement.

HOW DO REDEMPTION PROCEDURES COMPARE?

Both the Marquis Funds and the One Group Funds permit shareholders to redeem their shares without charge (except for the CDSC assessed Class B shares) on any Business Day;
- Shares may ordinarily be redeemed by mail, telephone or wire. Marquis Funds assess a $25 charge for wiring redemption fees. One Group shareholders pay a $7.00 wire redemption fee.
- All redemption orders are effected at the net asset value per share next determined for Marquis and One Group Class A shares, One Group Fiduciary Class shares, Marquis Retail, Trust and Cash Sweep shares.
- Redemption orders for Marquis and One Group Class B share are effected at net asset value per share next determined reduced by any applicable CDSC, after receipt of a valid request for redemption.
- Both the Marquis Funds and the One Group Funds pay shareholders for shares redeemed within seven days after receipt of the request for redemption. However, One Group Treasury Securities and One Group Municipal will attempt to honor requests for next day payment, if the request is received before:
     (I)  12:00 noon Eastern time for One Group Municipal, and
     (ii) 2:00 p.m. Eastern time for One Group Treasury Securities.
- For additional information on redemption procedures, see the section entitled "REDEMPTION OF SHARES" in the Marquis Funds Prospectus and "REDEEMING FUND SHARES" in the One Group Prospectuses, both accompanying this Combined Prospectus/Proxy Statement.

DO BOTH FUNDS PROVIDE FOR SYSTEMATIC WITHDRAWALS?

Yes, both the Marquis Funds and the One Group Funds allow you to redeem shares on a systematic basis, and both Marquis Funds and the One Group Funds allow you to receive monthly, quarterly, or annual payments of $100 or more. However, there are some differences:
-    Marquis Funds also allow for semi-annual payments.
- In order to redeem on a systematic basis, The One Group requires a minimum account balance of $10,000. The minimum account balance required by Marquis Funds is $5,000.
- If you own Class B shares of a One Group Fund, you or your designee may receive systematic payments provided the payments are limited to no more than 10% of your account value annually. This is because The One Group permits a shareholder to withdraw up to 10% of their account value each year without paying the normal CDSC. If you were permitted to systematically withdraw in excess of 10% of your account value annually, you would be subject to a CDSC.
- Marquis Funds does not impose a limit on Class B systematic withdrawals. However, the entire amount of the systematic withdrawal is subject to the applicable CDSC.
- One Group Treasury Securities and One Group Municipal permit systematic withdrawals for all share classes. Systematic withdrawals are not permitted for Trust Class shareholder of Marquis Treasury Securities.

Neither Marquis Institutional nor One Group Treasury Only permit systematic withdrawals.

DO THE FUNDS DECLARE AND DISTRIBUTE DIVIDENDS THE SAME WAY?

No.  For the equity funds:
- Marquis Balanced, Marquis Value, Marquis Growth, Marquis Small Cap and Marquis International declare and pay dividends quarterly.
- One Group Asset Allocation. One Group Value, One Group Growth, One Group Small Cap and One Group International Index generally declare dividends on the last business day of each month. Dividends are distributed on the first business day of the next month.
- Capital gains, if any, for each Marquis Fund and each One Group Fund are distributed at least annually.

For the bond funds:
- One Group Government, One Group Income, and One Group Louisiana generally declare dividends on each business day. Dividends are distributed on the first business day of each month.
- Marquis Government, Marquis Strategic Income, and Marquis Louisiana declare and pay dividends monthly.
- Capital gains, if any, for each Marquis Fund and each One Group Fund are distributed at least annually.

For the money market funds:
- One Group Treasury Only, One Group Treasury Securities, One Group Municipal, Marquis Institutional, Marquis Treasury Only, and Marquis Tax-Exempt declare dividends on each business day. Dividends are distributed on the first business day of each month.
- Capital gains, if any, for each Marquis Fund and each One Group Fund are distributed at least annually.

Both the Marquis Funds and the One Group Funds pay dividends and distributions on a per-share basis. In addition, shareholders in both the Marquis Funds and the One Group Funds automatically receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless they have elected to take such payment in cash.

ARE FUND SHARES PRICED THE SAME WAY?

Yes. Both the Marquis Funds and the One Group Funds determine net asset value per share by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class. A Fund's net asset value changes every day. The Marquis Funds and the One Group Funds calculate net asset value at different times during the day.
- Net asset value is calculated each business day at 4:00 p.m. Eastern time/3:00 Central time for the following funds:

     Marquis Government                 One Group Government
     Marquis Strategic Income           One Group Income
     Marquis Louisiana                  One Group Louisiana
     Marquis Balanced                   One Group Asset Allocation
     Marquis Value                      One Group Value
     Marquis Growth                     One Group Growth
     Marquis Small Cap                  One Group Small Cap
     Marquis International              One Group International Index

- Net asset value is calculated each business day at 12:00 noon Eastern time/11:00 a.m. Central time and 4:00 p.m. Eastern time/3:00 p.m. Central time, for the following funds:

     Marquis Tax-Exempt                 One Group Municipal
     Marquis Treasury Securities
     Marquis Institutional

- Net asset value is calculated each business day at 2:00 p.m. Eastern time/1:00 p.m. Central time and 4:00 p.m. Eastern time/3:00 p.m. Central time, for the following funds:

     One Group Treasury Securities
     One Group Treasury Only

Both Marquis Money Market and One Group Money Market value securities based on the amortized cost method of valuation pursuant to Rule 2a-7 under the Investment Company Act of 1940.

FEDERAL INCOME TAX CONSEQUENCES

Consummation of this transaction is subject to the condition that the One Group Funds and the Marquis Funds receive an opinion of Ropes & Gray, counsel to The One Group, to the effect that the transaction will not result in the recognition of gain or loss for Federal income tax purposes by the Funds under Sections 361 and 1032 of the Internal Revenue Code of 1986, as amended, (the "Code") or the Marquis Fund shareholders under Section 354 of the Code. For more information, see page 109.

                                     RISK FACTORS

     This section will help you understand the main risks of investing in the One Group Funds. Because of the similarities in investment objectives and policies, the Marquis Funds and the One Group Funds (for purposes of this discussion only, collectively, the "Funds") are subject to substantially similar investment risks. The following discussion identifies the broad risks inherent in investing in the Funds. For more specific risks relating to specific securities purchased by the Funds, please read the sections entitled "INVESTMENT PRACTICES" and "INVESTMENT RISKS" in The One Group prospectuses, and "DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS" in the Marquis Funds prospectuses.

EQUITY SECURITIES: Marquis Balanced, Marquis Value, Marquis Growth, Marquis Small Cap, Marquis International, One Group Asset Allocation, One Group Disciplined, One Group Growth, One Group Small Cap and One Group International Index invest in equity securities, which may increase or decrease in value. As a result, the value of your investment in a Fund may increase or decrease in value.

SMALL CAPITALIZATION COMPANIES: Marquis Small Cap and One Group Small Cap invest in small capitalization companies. Investments in smaller, younger companies may be riskier than investments in larger, more established companies. These companies may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations, and other factors effecting the profitability of other companies. Because economic events may have a greater impact on smaller companies, there may be a greater and more frequent fluctuation in their stock price. This may cause frequent and unexpected increases or decreases in the value of your investment.

FIXED INCOME SECURITIES: Marquis Institutional, Marquis Treasury Securities, Marquis Tax-Exempt, Marquis Strategic Income, Marquis Government, Marquis Louisiana, Marquis Balanced, One Group Treasury Only, One Group Treasury Securities, One Group Municipal, One Group Income, One Group Government, One Group Louisiana, and One Group Asset Allocation invest in fixed income securities. Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of a Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

NON-DIVERSIFIED FUNDS: Both Marquis Louisiana and One Group Louisiana are "non-diversified" funds. This means that the Funds may invest a more significant portion of their assets in the securities of a single issuer than can a "diversified" fund. In addition, the Funds' investments are concentrated geographically. These concentrations increase the risk of loss to the Funds if an issuer fails to make interest or principal payments or if the market value of a security declines.

STATE SPECIFIC MUNICIPAL SECURITIES: Because Marquis Louisiana and One Group Louisiana concentrate their investments in Louisiana, certain factors may have a disproportionate negative effect on the Funds' investments. These factors may include certain economic conditions, constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives. The Louisiana economy is heavily dependent on a single industry, in this case energy (oil and gas). Louisiana continues to recover from the oil price declines of the mid-1980's, although its debt burden is well above that of other states, while wealth and income indicators are below the national average. Louisiana posts unemployment rates above the national average.

INDEX FUNDS: Unlike Marquis International, One Group International Index is an index fund. An index fund's investment objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by an index fund at times when an actively managed fund would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the funds were not fully invested in such securities. Because of this, an index fund's share price can be volatile and you should be prepared to handle sudden, and sometimes substantial, fluctuations in the value of your investment.

INTERNATIONAL FUNDS: Investments in foreign securities involve risks different from investments in U.S. securities. These include the risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. Investments in foreign securities also involve the risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Because of these risk factors, the share price of both Marquis International and One Group International Equity Index Fund can be volatile, and you should be prepared to sustain sudden, and sometimes substantial, fluctuations in the value of your investment.

LOWER RATED SECURITIES: One Group Income may invest in debt securities rated in the lowest investment grade category. Securities in this rating category are considered to have speculative characteristics. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

HIGH YIELD/JUNK BONDS: One Group Income also may invest up to 30% of its total assets in debt securities rated below investment grade. These securities are regarded as predominately speculative. Marquis Strategic Income does not invest in securities rated below investment grade. Lower rated securities generally provide a higher yield than higher rated debt securities of similar maturity, but are subject to a greater degree of risk that the issuer may not be able to make principal and interest payments. Issuers of these securities may not be as strong financially as those issuing higher rated securities. Such high yield issuers may include smaller, less creditworthy companies or highly indebted firms.

The market value of high yield securities may fluctuate more than the market value of higher rated securities, since high yield securities tend to reflect short-term corporate and market developments to a greater extent than higher rated securities. Thus, periods of economic uncertainty and change can result in the increased volatility of market prices of high yield bonds and of the investment company's net asset value. Additional risks of high yield securities include limited liquidity and secondary market support. As a result, the prices of high yield securities may decline rapidly in the event that a significant number of holders decide to sell. Issuers of high yield securities also are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. A projection of an economic downturn, for example, could cause the price of these securities to decline because a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. In the event of a default, One Group Income would experience a decrease in income and a decline in the market value of its investments. In addition, a long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. It may be that future default rates on high-yield bonds will be more widespread and higher than in the past, especially during periods of deteriorating economic conditions.

Finally, the market prices of debt securities generally fluctuate with changes in interest rates so that One Group Income's net asset value can be expected to decrease as long-term interest rates rise and to increase as long-term rates fall. The market prices of high yield securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes and tend to be more volatile than securities which pay interest periodically.

Credit quality in the high yield bond market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, One Group Income will not rely solely on ratings issued by established credit rating agencies, but will use such ratings in conjunction with Banc One Investment Advisors' independent and ongoing review of credit quality.

Because investments in lower rated securities involve greater investment risk, achievement of One Group Income's investment objectives may be more dependent on Banc One Investment Advisor's credit analysis than would be the case if One Group Income were investing in higher rated securities. One Group Income may seek to hedge investments through transactions in options, futures contracts and related options. One Group Income also may use swap agreements to further manage exposure to lower rated securities.

DERIVATIVES: Some of the Funds invest in securities that are considered to be derivatives. These securities may be more volatile than other investments. These include:

- Each Marquis Fund and each One Group Fund may purchase options, futures contracts, and options on futures contracts.

- Marquis Balaced, One Group Assets Allocation, Marquis Value, Marquis Growth, Marquis Stategic Income, One Group Income, Marquis International may hold warrants.

- Marquis Government, One Group Government, Marquis Balanced, One Group Asset Allocation, Marquis Startegic Income, One Group Income, One Group Louisiana and One Group Municipal may invest in mortgage-backed securities, including collateralized mortgage obligations and Real Estate Mortgage Investment Conduits (CMOs and REMICs) and stripped mortgage-backed securities (IOs and POs).

- Marquis Government, Marquis Balanced, One Group Asset Allocation, Marquis Startegic Income, One Group Income, One Group Louisiana and One Group Municipal may purchase asset-backed securities.

- Marquis International and One Group International Index may invest in swap, cap and floor transactions.

In addition to the derivatives listed above, One Group Income, One Group Asset Allocation, One Group Disciplined, One Group Growth, One Group Small Cap and One Group Asset Allocation invest in the following derivatives.

-    new financial products

-    structured instruments

Only One Group International Index invests in currency forwards.

Derivatives may be riskier than traditional investments.

The above discussion is qualified in its entirety by the disclosure in the One Group Funds and Marquis Funds Prospectuses accompanying this Combined Prospectus/Proxy Statement.


                      MANAGEMENT DISCUSSION OF FUND PERFORMANCE

     This section includes a discussion by the management of The One Group and Marquis Funds about each fund's performance.

TREASURY SECURITIES
MONEY MARKET FUNd

For the twelve months ended September 30, 1997, the Treasury Securities Money Market Fund generated a total return of 5.04% for Trust shares and 4.83% for Retail shares from which a 12b-1 charge has been deducted. From inception on February 26, 1997, the Cash Sweep Class of the Treasury Securities Money Market Fund generated a total return on an annualized basis of 4.46%. This compares to a 4.84% return for the IBC/Donoghue U.S. Treasury and Repo Index. The Fund's net assets increased from $1.049 billion to $1.364 billion over the fiscal year.

For much of the year, the Fund's largest sector weighting consisted of overnight repurchase agreements collateralized by U.S. Treasury securities. This strategy was designed to take advantage of a pattern in the yield curve that offered little reward for venturing out into longer maturities. In addition, it provides shareholders with an adequate degree of liquidity.

Looking ahead, we do not foresee a near-term slowdown in economic growth that would cause the Federal Reserve Board to lower interest rates. On the contrary, we feel there remains a possibility that money market rates could stay stable or rise. Should this occur, we believe we are well positioned to take advantage of higher rates by converting our cash assets into longer-term instruments.

TAX EXEMPT
MONEY MARKET FUND

For the twelve months ended September 30, 1997, the Tax Exempt Money Market Fund generated a total return of 3.12%. This compares to a 3.08% return for the IBC/Donoghue Tax-Free Index. The Fund's net assets increased from $66.2 million to $76.7 million over the fiscal year.

Short-term interest rates were stable during most of the fiscal year, except for a quarter-percent hike by the Federal Reserve Board ("the Fed") in March 1997. Other fundamental factors in the short-term municipal securities market remained favorable as well, including steady demand coupled with a declining supply.

In this environment, the Fund was able to follow up on its strong performance of 1996 with another excellent year.

Looking ahead, we see a continuation of current conditions, as moderate economic growth and low inflation add up to an ideal environment for stability in the short-term municipal markets. However, any imbalance in such factors as employment, consumer and producer prices, or consumer sentiment could spur the Fed to push short-term rates higher.

GOVERNMENT SECURITIES FUND

For the twelve months ended September 30, 1997, the Government Securities Fund generated a total return of 8.22% for Class A shares without a sales load, 4.46% for Class A shares from which a sales charge has been deducted, and 3.90% for Class B shares from which a sales charge has been deducted. This compares to a 7.83% return for the Lehman Intermediate Government Bond Index.

The Fund's holdings, which consist primarily of obligations issued or guaranteed as to principal and interest by the U.S. Government and its agencies or instrumentalities, ended the fiscal year with an average weighted maturity of
6.0 years, and a weighted average duration of 3.7 years.

The Fund's strong performance for the fiscal year was attributable to a favorable economic environment, along with portfolio strategies that enhanced yields.

The domestic economy continued to benefit from low inflation, despite moderate economic growth and the lowest unemployment levels in decades. As a result, the Federal Reserve Board found little cause to increase interest rates. Outside of a modest hike in short-term rates in March 1997, bonds enjoyed a relatively stable environment for most of the fiscal year.

Throughout the year, the Fund maintained its strategy of overweighing the non-callable sector of the government market, with Treasury and agency securities representing over half of the portfolio. The balance of the portfolio was composed primarily of mortgage-backed instruments and collateralized mortgage obligations, which provided incremental yield without compromising quality. The short-term portion of the portfolio was held to only about 4% during most of the period.

Looking ahead, we see a continuation of the favorable economic trends that have prevailed over the past year. Long-term interest rates are declining worldwide, while the domestic economy continues to experience moderate growth with low inflation. We believe that good values are plentiful in the government bond markets and that real rates are attractive relative to historical norms.

In light of these conditions, we plan to continue our strategy of pursuing high quality and above-average yields. We will view any cyclical upswings in yields as buying opportunities.



                                         Average        Average        Average
                          One            Annual         Annual         Annual
                          Year           3 Year         5 Year         10 Year
                          Return         Return         Return         Return
                          ------         ------         ------         ------
Class A
-------
WITHOUT LOAD              8.22%          7.69%          5.50%          7.93%
WITH LOAD                 4.46           6.42           4.75           7.54


                                          48

Class B
-------
WITHOUT LOAD              7.40           6.87           4.89           7.61
WITH LOAD                 3.90           6.28           4.81           7.61


For the period ended September 30, 1997.
Past performance of the Fund is not predictive of future performance. Class A shares were offered beginning October 1, 1993. Class B shares were offered beginning October 22, 1993. Performance of the Class A shares reflects the maximum front end sales charge of 3.50%. Performance of the Class B shares reflects the maximum contingent deferred sales charge of 1.25% for the four-year holding period. The performance quoted includes past performance of the common trust fund managed by First National Bank of Commerce, adjusted for fees and expenses, for the periods prior to the inception of the Government Securities Fund. The common trust fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions which may have adversely affected performance. The performance of the Lehman Intermediate Government Bond Index and the Lipper Intermediate U.S. Government Average does not include annual operating expenses which are experienced by the Fund.

           COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
                       IN THE GOVERNMENT SECURITIES FUND
                 VERSUS THE LEHMAN INTERMEDIATE GOVERNMENT BOND
           INDEX AND THE LIPPER INTERMEDIATE U.S. GOVERNMENT AVERAGE

                              [LINE GRAPH OMITTED]
CLASS A
       Government     Government     Lehman Intermediate   Lipper Intermediate
       Securities  Securities Fund,    Government Bond        U.S. Government
          Fund          w/load              Index                 Average

9/87     10000           9650               10000                  10000
9/88     11095          10707               11062                  11140
9/89     11990          11571               12127                  12185
9/90     12852          12403               13168                  13076
9/91     14660          14146               14956                  14925
9/92     16401          15827               16818                  16699
9/93     17897          17270               18105                  18068
9/94     17602          16986               17833                  17400
9/95     19510          18827               19727                  19345
9/96     20309          19599               20733                  20088
9/97     21439          20689               22356                  21729


                              [LINE GRAPH OMITTED]
CLASS B
       Government     Government     Lehman Intermediate   Lipper Intermediate
       Securities  Securities Fund,    Government Bond        U.S. Government
          Fund          w/load              Index                 Average

9/87     10000          10000               10000                   10000
9/88     11095          11095               11062                   11140
9/89     11990          11990               12127                   12185
9/90     12852          12852               13168                   13076
9/91     14660          14660               14956                   14925
9/92     16401          16401               16818                   16699
9/93     17457          17457               18105                   18068
9/94     17059          17059               17833                   17400
9/95     18782          18782               19727                   19345
9/96     19389          19389               20733                   20088
9/97     20824          20824               22356                   21729

STRATEGIC INCOME BOND FUND

From its inception on January 31, 1997, the Strategic Income Bond Fund generated a total return on an annualized basis of 8.26% for Class A shares without a sales load, 2.77% for Class A shares from which a sales charge has been deducted, and 2.33% for Class B shares from which a sales charge has been deducted. This compares to a 9.74% return for the Lehman Aggregate Bond Index and 9.70% for the Salomon Broad Bond Index. The Fund's net assets reached $16.0 million by the end of the fiscal year.

During fiscal 1997, the Fund increased its weighting in high-quality corporate bonds, which at year-end represented nearly two-thirds of the total portfolio. The balance of the portfolio was composed primarily of Federal agency mortgage-backed instruments. This approach allowed us to capture the higher yields currently available in corporate issues.

Looking ahead, we believe that the current interest rate environment offers good opportunities for fixed income investors, with our forecasts showing stable interest rates for the near-term future.

However, we remain concerned that an unforeseen event, such as the economy running at full capacity -- and any inflationary side effects of this scenario -- or an upward spike in oil prices, could have an adverse impact on the fixed income markets.

   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE STRATEGIC INCOME BOND FUND VERSUS THE SALOMON BROAD BOND INDEX, AND THE LIPPER CORPORATE
          DEBT BBB RATED AVERAGE, AND THE LEHMAN AGGREGATE BOND INDEX

                              [LINE GRAPH OMITTED]
CLASS A
        Strategic   Strategic    Salomon       Lipper         Lehman
         Income      Income       Broad      Corporate       Aggregate
          Bond      Bond Fund     Bond        Debt BBB         Bond
          Fund       w/load       Index     Rated Average     Index

1/97     10000         9650       10000        10000           10000
2/97      9935         9587       10011        10046           10025
3/97      9765         9423        9910         9900            9914
4/97      9927         9580       10052        10041           10062
5/97     10009         9658       10146        10149           10158
6/97     10146         9791       10267        10294           10279
7/97     10506        10138       10545        10638           10556
8/97     10363        10000       10454        10505           10467
9/97     10550        10180       10608        10682           10622



                              [LINE GRAPH OMITTED]
CLASS B
        Strategic   Strategic    Salomon       Lipper         Lehman
         Income      Income       Broad      Corporate       Aggregate
          Bond      Bond Fund     Bond        Debt BBB         Bond
          Fund       w/load       Index     Rated Average     Index

1/97     10000        10000       10000        10000           10000
2/97      9939         9939       10011        10046           10025
3/97      9766         9766        9910         9900            9914
4/97      9913         9913       10052        10041           10062
5/97     10000        10000       10146        10149           10158
6/97     10120        10120       10267        10294           10279
7/97     10473        10473       10545        10638           10556
8/97     10335        10335       10454        10505           10467
9/97     10504        10154       10608        10682           10622

                    Annualized Inception          Cumulative Inception
                    to Date                           to Date

Class A
-------
WITHOUT LOAD        8.26%                         5.50%
WITH LOAD           2.77                          1.83

Class B
-------
WITHOUT LOAD        7.57                          5.04
WITH LOAD           2.33                          1.54

For the period ended September 30, 1997.
Past performance of the Fund is not predictive of future performance. Class A and B shares were offered beginning January 31, 1997. Performance of the Class A shares reflects the maximum front end sales charge of 3.50%. Performance of the Class B shares reflects the maximum contingent deferred sales charge of 3.50% for the one-year holding period. The performance of the Salomon Broad Bond Index, the Lipper Corporate Debt BBB Rated Average, and the Lehman Aggregate Bond Index does not include annual operating expenses which are experienced by the Fund.


LOUISIANA TAX-FREE INCOME FUND

For the twelve months ended September 30, 1997, the Louisiana Tax-Free Income Fund generated a total return of 7.77% for Class A shares without a sales load, 3.95% for Class A shares from which a sales charge has been deducted, and 3.49% for Class B shares from which a sales charge has been deducted. This compares to a 7.22% return for the Lipper Intermediate Municipal Fund Index and a 9.03% return for the Lehman Municipal Bond Index. The Fund's net assets increased from $21.6 million to $39.6 million over the fiscal year.

The Fund's holdings, consisting primarily of securities which are exempt from federal and state income tax to Louisiana residents, ended the fiscal year with an average weighted maturity of 8.5 years, an average duration of 6.4 years, and a weighted average quality rating of AAA.

Throughout the fiscal year, the Fund benefited from a stable interest rate environment, as economic growth and inflation remained low. These conditions set the stage for a period in which the fund was able to deliver its full coupon yields, as well as some modest capital gains.

For most of the year, the Fund was overweighted in the highest quality sectors of the Louisiana bond market. This somewhat defensive posture was designed to shield against any fallout from the recent closing of a major casino in New Orleans. Ultimately, however, increased tax revenues from the ongoing boom in the energy industry have far outweighed the casino-related losses.

Looking ahead, we remain positive about the future of Louisiana-based municipal issues, as the state's economy continues to grow and supply/demand factors point to relatively stable prices. However, we plan to maintain our bias toward the highest quality issues. We will stay alert to signs of inflationary pressures that could impact total returns.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE LOUISIANA TAX-FREE INCOME FUND VERSUS THE LIPPER INTERMEDIATE MUNICIPAL
                  FUND INDEX, THE LEHMAN MUNICIPAL BOND INDEX,
                  AND THE LEHMAN 10-YEAR MUNICIPAL BOND INDEX

                              [LINE GRAPH OMITTED]
CLASS A
         Louisiana     Louisiana        Lipper      Lehman      Lehman
         Tax-Free   Tax-Free Income  Intermediate  Municipal    10-Year
         Income          Fund          Municipal     Bond      Municipal
          Fund          w/load        Fund Index     Index     Bond Index

10/93     10000          9650            10000        10000       10000
 3/94      9564          9229             9707         9566        9592
 9/94      9719          9379             9861         9738        9801
 3/95     10138          9784            10251        10276       10314
 9/95     10597         10226            10723        10827       10958
 3/96     10823         10445            10954        11138       11228
 9/96     11071         10684            11192        11482       11488
 3/97     11317         10921            11420        11747       11812
 9/97     11932         11514            11998        12519       12580



                              [LINE GRAPH OMITTED]
CLASS B
         Louisiana     Louisiana        Lipper      Lehman      Lehman
         Tax-Free   Tax-Free Income  Intermediate  Municipal    10-Year
         Income          Fund          Municipal     Bond      Municipal
          Fund          w/load        Fund Index     Index     Bond Index

10/93    10000           10000          10000        10000       10000
 3/94     9642            9642           9769         9650        9671
 9/94     9753            9753           9925         9824        9882
 3/95    10136           10136          10317        10367       10399
 9/95    10554           10554          10792        10923       11049
 3/96    10741           10741          11024        11237       11321
 9/96    10934           10934          11264        11584       11583
 3/97    11147           11147          11493        11851       11910
 9/97    11698           11573          12075        12630       12684



                                   Average Annual      Average Annual
                    One Year       3 Year              Return Inception
                    Return         Return              o Date

Class A
-------
WITHOUT LOAD        7.77%          7.07%               4.55%
WITH LOAD           3.95           5.81                3.63


Class B
-------
WITHOUT LOAD        6.99           6.25                4.23
WITH LOAD           3.49           5.65                3.94



For the period ended September 30, 1997.

Past performance of the Fund is not predictive of future performance. Class A shares were offered beginning October 1, 1993. Class B shares were offered beginning October 22, 1993. Performance of the Class A shares reflects the maximum front end sales charge of 3.50%. Performance of the Class B shares reflects the maximum contingent deferred sales charge of 1.25% for the four-year holding period. The performance of the Lipper Intermediate Municipal Fund Index, the Lehman Municipal Bond Index, and the Lehman 10-Year Municipal Bond Index does not include annual operating expenses which are experienced by the Fund.

BALANCED FUND

For the twelve months ended September 30, 1997, the Balanced Fund generated a total return of 26.10% for Class A shares without a sales load, 21.69% for Class A shares from which a sales charge has been deducted, and 21.69% for Class B shares from which a sales charge has been deducted. This compares to a 24.03% return for the Lipper Balanced Funds Average, a 40.43% return for the S&P 500 Composite Index, and a 7.83% return for the Lehman Intermediate Government Bond Index. The Fund's net assets increased from $116.4 million to $138.9 million over the fiscal year.

During the year, the Fund shifted to a somewhat more aggressive position, increasing its proportion of stocks to about 55% of the portfolio, while bond holdings represented about 40% and cash about 5%. This ratio reflected our increasing confidence in the economy, which continued to demonstrate a surprising combination of moderate growth and low inflation. The Fund's proportions proved to be justified, as stocks outperformed bonds by a significant margin.

The bond portion of the Fund produced solid gains through a combination of coupon yields and capital appreciation. Bonds benefited from a relatively stable environment in which rates actually declined somewhat over the course of the fiscal year.

The Fund continued to emphasize intermediate-term government bonds for their relative safety and stability. In addition, we increased the proportion of mortgage-backed securities in order to take advantage of incremental yield opportunities. Mortgage-backed instruments were favored over corporate bonds, due to the fact that they offered a superior risk/return profile in the market at that time.

The stock portion of the Balanced Fund, which pursues a strategy that combines value and growth issues, with a value emphasis, also produced positive results as the value and growth sectors exchanged leadership positions during the course of the year.

The stock portfolio maintained a relatively defensive posture, with a bias toward issues in the banking, consumer nondurables, and energy industries, where price-earnings ratios tend to be below average. Among the better performers in the portfolio were Parker-Hannifin, Tech Data Corp, SLM Holding Corp, and Compaq.

Looking ahead, we believe the Balanced Fund remains well positioned for the current environment, which offers the potential for strong returns from both bonds and stocks. We anticipate a continuation of the favorable economic climate, as global competition serves to prevent sharp price increases, while productivity improvements help to boost corporate profits.

Still, we remain alert to the possibility of inflationary pressures which could lead the Federal Reserve Board to hike interest rates. Therefore, we do not currently anticipate any major changes in the Fund's proportions or in its underlying investment strategies.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE BALANCED FUND VERSUS THE WILSHIRE MID-CAP VALUE INDEX, THE S&P 500 COMPOSITE INDEX, THE LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX AND THE LIPPER BALANCED
                                 FUNDS AVERAGE

                              [LINE GRAPH OMITTED]
CLASS A
                                 Wilshire                 Lehman      Lipper
                    Balanced     Mid-Cap    S&P 500    Intermediate  Balanced
        Balanced      Fund        Value    Composite    Government     Funds
          Fund       w/load       Index      Index      Bond Index    Average

10/93    10000         9650        10000     10000       10000         10000
 3/94     9752         9411         9605      9646        9807          9712
 9/94     9859         9514         9870     10159        9827          9882
 3/95    10365        10002        10342     11145       10227         10396
 9/95    11593        11188        12469     13176       10871         11767
 3/96    12272        11843        13611     14718       11158         12579
 9/96    12649        12207        13823     15853       11426         13224
 3/97    13303        12838        15146     17635       11686         13946
 9/97    15950        15393        18888     22264       12321         16396



                              [LINE GRAPH OMITTED]
CLASS B
                                 Wilshire                 Lehman      Lipper
                    Balanced     Mid-Cap    S&P 500    Intermediate  Balanced
        Balanced      Fund        Value    Composite    Government     Funds
          Fund       w/load       Index      Index      Bond Index    Average

10/93    10000        10000       10000      10000         10000       10000
 3/94     9726         9726        9605       9646          9807        9712
 9/94     9788         9788        9870      10159          9827        9882
 3/95    10250        10250       10342      11145         10227       10396
 9/95    11428        11428       12469      13176         10871       11767
 3/96    12052        12052       13611      14718         11158       12579
 9/96    12376        12376       13823      15853         11426       13224
 3/97    12969        12969       15146      17635         11686       13946
 9/97    15494        15369       18888      22264         12321       16396


                                   Average Annual      Average Annual
                    One Year       3 Year              Return Inception
                    Return         Return              to Date

Class A
-------
WITHOUT LOAD        26.10%         17.40%              12.50%
WITH LOAD           21.69          16.00               11.51

Class B
-------
WITHOUT LOAD        25.19          16.54               11.76
WITH LOAD           21.69          16.05               11.53



For the period ended September 30, 1997.
Past performance of the Fund is not predictive of future performance. Class A shares were offered beginning October 1, 1993. Class B shares were offered beginning October 22, 1993. Performance of the Class A shares reflects the maximum front end sales charge of 3.50%. Performance of the Class B shares reflects the maximum contingent deferred sales charge of 1.25% for the four-year holding period. The performance of the Wilshire Mid-Cap Value Index, the S&P 500 Composite Index, the Lehman Intermediate Government Bond Index, and the Lipper Balanced Funds Average does not include annual operating expenses which are experienced by the Fund.


VALUE EQUITY FUND

For the twelve months ended September 30, 1997, the Value Equity Fund generated a total return of 45.27% for Class A shares without a sales load, 40.17% for Class A shares from which a sales charge has been deducted, and 40.81% for Class B shares from which a sales charge has been deducted. This compares to a 36.64% return for the Wilshire Mid-Cap Value Index and a 40.43% return for the S&P 500 Composite Index. The Fund's net assets increased from $97.5 million to $144.1 million over the fiscal year.

The Fund's strong performance is attributable to a resurgence in the "value" sector of the market and to portfolio decisions made throughout the year.

For the first half of fiscal 1997, the markets were dominated by a small group of large multinational companies represented in the upper echelon of the S&P 500 Composite Index. However, as the increasingly high valuations of these issues began to raise eyebrows among even the most optimistic investors, market sentiment shifted somewhat toward stocks with more reasonable multiples, particularly in the long-dormant small and mid-cap sectors.

Throughout the year, the Fund maintained its relatively defensive posture, emphasizing large- and mid-cap issues whose price-earnings ratios were well below the market average. One goal of this strategy is to protect the portfolio against the full impact of any downturns in the market. And when put to the test in March 1997 by a ten percent drop in the overall market, our strategy did in fact result in a lesser decline.

The portfolio continued to be heavily weighted in a variety of industries where multiples tend to remain lower, such as banking, consumer nondurables, selective technology companies, and energy/minerals. However, we have deliberately avoided any attempt to focus on broad sectors of the market, preferring to select issues based on their individual merits.

Among the strongest performers in our portfolio during the past twelve months were SCI Systems, Transocean Offshore, BankAmerica, and Cummins Engine.

Looking ahead, we plan to continue our emphasis on undervalued stocks that offer above-average growth prospects and the chance for positive earnings surprises. We believe that these issues will continue to offer a favorable combination of capital appreciation potential and below-average risk.

            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
       IN THE VALUE EQUITY FUND VERSUS THE WILSHIRE MID-CAP VALUE INDEX, THE S&P 500 COMPOSITE INDEX, AND THE LIPPER EQUITY INCOME AVERAGE

                              [LINE GRAPH OMITTED]
CLASS A
                   Value   Wilshire    S&P     Lipper
          Value   Equity   Mid-Cap     500     Equity
         Equity    Fund,    Value   Composite  Income
          Fund    w/load    Index     Index    Average

9/87     10000     9650     10000     10000      10000
9/88      8865     8555     10068      8760       9624
9/89     10844    10464     12730     11646      12026
9/90      9862     9517      9476     10571      10470
9/91     12669    12226     14086     13858      13427
9/92     13068    12611     16888     15395      14930
9/93     15650    15103     21625     17387      17612
9/94     15395    14857     21126     18029      17959
9/95     19264    18590     26688     23383      21588
9/96     21842    21077     29589     28135      25289
9/97     31730    30619     40431     39510      33925



                              [LINE GRAPH OMITTED]
CLASS B
                   Value   Wilshire    S&P     Lipper
          Value   Equity   Mid-Cap     500     Equity
         Equity    Fund,    Value   Composite  Income
          Fund    w/load    Index     Index    Average

9/87     10000    10000     10000     10000     10000
9/88      8865     8865     10068      8760      9624
9/89     10844    10844     12730     11646     12026
9/90      9862     9862      9476     10571     10470
9/91     12669    12669     14086     13858     13427
9/92     13068    13068     16888     15395     14930
9/93     15650    15650     21625     17387     17612
9/94     15305    15305     21126     18029     17959
9/95     19004    19004     26688     23383     21588
9/96     21377    21377     29589     28135     25289
9/97     30850    30850     40431     39510     33925


                                   Average          Average        Average
                    One Year       Annual 3         Annual 5       Annual 10
                    Return         Year Return      Year Return    Year Return


                                          54



Class A
-------
WITHOUT LOAD        45.27%         27.26%           19.41%         12.24%
WITH LOAD           40.17          25.76            18.59          11.83

Class B
-------
WITHOUT LOAD        44.31          26.32            18.74          11.92
WITH LOAD           40.81          25.90            18.69          11.92



For the period ended September 30, 1997.
Past performance of the Fund is not predictive of future performance. Class A shares were offered beginning October 1, 1993. Class B shares were offered beginning October 22, 1993. Performance of the Class A shares reflects the maximum front end sales charge of 3.50%. Performance of the Class B shares reflects the maximum contingent deferred sales charge of 1.25% for the four-year holding period. The performance quoted includes past performance of the common trust fund managed by FNBC adjusted for fees and expenses. The common trust fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions which may have adversely affected performance. The performance of the Wilshire Mid-Cap Value Index, the S&P 500 Composite Index, and the Lipper Equity Income Average does not include annual operating expenses which are experienced by the Fund.


GROWTH EQUITY FUND

For the twelve months ended September 30, 1997, the Growth Equity Fund generated a total return of 31.25% for Class A shares without a sales load, 26.64% for Class A shares from which a sales charge has been deducted, and 26.91% for Class B shares from which a sales charge has been deducted. This compares to a 41.48% return for the S&P 500/BARRA Growth Index and a 25.95% return for the Wilshire Mid-Cap Growth Index. While the Fund has characteristics in common with both indices, it more closely reflects the capitalization levels of the Wilshire Mid-Cap Growth Index. The Fund's net assets increased from $18.5 million to $33.4 million over the fiscal year.

Coming off a very strong fiscal 1996, the Fund continued to benefit from a surge in enthusiasm for growth-oriented companies. Along with the overall stock market, this sector has benefited from the favorable combination of moderate economic growth, low inflation, and strong inflows of investor funds. Moreover, growth companies have enjoyed special attention as the source of products and services that boost productivity, making today's economic environment possible.

With significant holdings in the technology sector, as well as in healthcare, manufacturing, and consumer nondurables, the Fund participated fully in this ongoing rally.

Among the best performers in the portfolio for the fiscal year were computer issues such as Compaq Corporation, Dell Computer, and Gateway 2000, as well as healthcare leaders such as Eli Lilly, Merck, and Schering-Plough. Looking ahead, we are concerned that the level of optimism about the economy in general and growth stocks in particular may be reaching the level of excess.

Therefore, we continue to manage the Growth Equity Fund in a conservative manner. We have trimmed our technology holdings in recent months and continue to avoid those issues whose prices reflect overconfidence in the future. And while we believe there are still many opportunities available to growth-oriented investors, we are keenly aware of the risks that are inherent in today's superheated market.

 COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE GROWTH EQUITY FUND VERSUS THE WILSHIRE MID-CAP GROWTH INDEX, THE S&P 500/BARRA GROWTH INDEX,
                      AND THE LIPPER GROWTH FUNDS AVERAGE

                              [LINE GRAPH OMITTED]
CLASS A
                  Growth  Wilshire  S&P 500/  Lipper
         Growth   Equity   Mid-Cap   BARRA    Growth
         Equity    Fund    Growth    Growth   Funds
          Fund    w/load    Index    Index   Average

 3/96     10000     9650    10000    10000    10000
 6/96     10496    10129    10315    10701    10456
 9/96     10966    10583    10599    11078    10765
12/96     11368    10970    10736    11883    11340
 3/97     11165    10755    10176    12308    11207
 6/97     13034    12578    11790    14804    12985
 9/97     14393    13889    13351    15674    14363



                              [LINE GRAPH OMITTED]
CLASS B
                  Growth  Wilshire  S&P 500/  Lipper
         Growth   Equity   Mid-Cap   BARRA    Growth
         Equity    Fund    Growth    Growth   Funds
          Fund    w/load    Index    Index   Average

 4/96    10000    10000    10000     10000   10000
 6/96    10232    10232     9738     10498   10128
 9/96    10658    10658    10005     10867   10427
12/96    11037    11037    10135     11657   10984
 3/97    10825    10825     9607     12073   10856
 6/97    12609    12609    11130     14522   12577
 9/97    13898    13898    12604     15376   13912


                    One Year       Average Annual Return
                    Return         Inception to Date
Class A
-------
WITHOUT LOAD        31.25%         26.43%
WITH LOAD           26.64          23.61

Class B
-------
WITHOUT LOAD        30.41          27.04
WITH LOAD           26.91          25.34



For the period ended September 30, 1997.
Past performance of the Fund is not predictive of future performance. Class A shares were offered beginning March 1, 1996. Class B shares were offered beginning April 19, 1996. Performance of the Class A shares reflects the maximum front end sales charge of 3.50%. Performance of the Class B shares reflects the maximum contingent deferred sales charge of 2.00% for the three-year holding period. The performance of the Wilshire Mid-Cap Growth Index, the S&P 500/BARRA Growth Index and the Lipper Growth Funds Average does not include annual operating expenses which are experienced by the Fund.


SMALL CAP EQUITY FUND

For the twelve months ended September 30, 1997, the Small Cap Equity Fund generated a return of 20.60% for Class A shares without a sales load, 16.35% for Class A shares from which a sales charge has been deducted, and

16.45% for Class B shares from which a sales charge has been deducted. This compares to a 23.36% return for the Russell 2000 Growth Index for the same period. The Fund's net assets reached $4.3 million by the end of the fiscal year.

Small cap growth stocks generally underperformed for much of the fiscal year, as large-cap issues continued to dominate the equity markets. However, as the final quarter approached, the small cap sector began to gain momentum and appeared to be poised for a sustainable revival.

The Marquis Small Cap Equity Fund currently invests substantially all of its assets in the SEI Institutional Managed Trust Small Cap Growth Portfolio. Against this backdrop, the Portfolio was hampered somewhat by weakness in individual technology and pharmaceutical issues. However, favorable stock selection in the producer goods and energy sectors helped to compensate for these weaknesses.

Among the portfolio's best performers for the year were Cliffs Drilling and Patterson Energy in the oil services sector, Imperial Credit Industries and Astoria Financial Corp. in the financial services sector, and Medaphys in the healthcare sector.


Looking ahead, we see strong signs of continued strength in small-cap issues, and are pleased to note that growth stocks have begun to close the gap on the value stocks, which had been in the lead during much of fiscal 1997. In light of these positive trends, we plan to maintain sector weightings and market capitalization levels that are fundamentally the same as those of the Russell 2000 Growth Index. We believe that this strategy will allow investors to add a representative sampling of the small-cap growth sector to their overall portfolios.

            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
                    IN THE SMALL CAP EQUITY FUND VERSUS THE
        RUSSELL 2000 GROWTH INDEX AND THE LIPPER SMALL CAP FUNDS AVERAGE

                              [LINE GRAPH OMITTED]
CLASS A
         Small   Small Cap   Russell   Lipper
          Cap     Equity      2000    Small Cap
        Equity     Fund,     Growth    Funds
         Fund     w/load      Index    Average

4/92     10000     9650       10000    10000
9/92     10664    10291        9522     9895
3/93     12496    12059       10937    11734
9/93     14663    14150       12301    13161
3/94     14574    14064       12110    13121
9/94     14663    14150       12408    13441
3/95     15921    15364       12992    14193
9/95     20731    20005       15904    17328
3/96     22273    21493       17067    18764
9/96     26180    25263       17910    20586
3/97     22135    21360       16074    19656
9/97     31573    30468       22092    26828



                              [LINE GRAPH OMITTED]
CLASS B
         Small   Small Cap   Russell   Lipper
          Cap     Equity      2000    Small Cap
        Equity     Fund,     Growth    Funds
         Fund     w/load      Index    Average

4/92     10000    10000      10000      10000
9/92     10610    10610       9522       9895
3/93     12389    12389      10937      11734
9/93     14490    14490      12301      13161
3/94     14357    14357      12110      13121
9/94     14377    14377      12408      13441
3/95     15540    15540      12992      14193
9/95     20171    20171      15904      17328
3/96     21604    21604      17067      18764
9/96     25263    25263      17910      20586
3/97     21309    21309      16074      19656
9/97     30272    30272      22092      26828

                                                                 Average
                                   Average        Average        Annual Return
                    One Year       Annual 3       Annual 5       Inception
                    Return         Year Return    Year Return    to Date

Class A
-------


                                          57

WITHOUT LOAD        20.60%         29.13%         24.24%         23.50%
WITH LOAD           16.35          27.63          23.39          22.71

Class B
-------
WITHOUT LOAD        19.82          28.17          23.33          22.59
WITH LOAD           16.32          27.76          23.29          22.59



For the period ended September 30, 1997.
Past performance of the Fund is not predictive of future performance. Class A and B shares were offered beginning February 3, 1997. Performance of the Class A shares reflects the maximum front end sales charge of 3.50%. Class B shares reflect the maximum contingent deferred sales charge of 3.50% for the one-year holding period. The performance quoted for the Marquis Small Cap Equity Fund represents information relating to the SEI Institutional Managed Trust Small Cap Growth Portfolio. The Marquis Small Cap Equity Fund invests substantially all of its assets in the SEI Institutional Managed Trust Small Cap Growth Portfolio. The performance information contained herein has been adjusted to reflect the actual fees and expenses of the Marquis Small Cap Equity Fund, whose fees and expenses are higher than those of the SEI Institutional Managed Trust Small Cap Growth Portfolio. The SEI Institutional Managed Trust Small Cap Growth Portfolio shares were offered beginning April 20, 1992. The performance of the Russell 2000 Growth Index and the Lipper Small Cap Funds Average does not include annual operating expenses which are experienced by the Fund.


INTERNATIONAL EQUITY FUND

For the twelve months ended September 30, 1997, the International Equity Fund generated a return of 9.71% for Class A shares without a sales load, 5.84% for Class A shares from which a sales charge has been deducted, and 5.52% for Class B shares from which a sales charge has been deducted. This compares to a 12.19% return for the MSCI EAFE Index for the same period. The Fund's net assets reached $3.8 million by the end of the fiscal year.

The Marquis International Equity Fund invests substantially all of its assets in the SEI International Trust International Equity Portfolio. A robust economy in the United Kingdom, along with modest gains in France and Germany, led to strong performance for the Portfolio's European holdings. This stood in sharp contrast to the Asian markets, which continued to suffer from ongoing economic malaise in Japan and currency crises in the emerging markets of Malaysia and Thailand.

The Portfolio's performance was also dampened somewhat by its small-cap holdings, which comprise roughly 20% of the portfolio, at a time when the small-cap sector has been out of favor in both Europe and Asia.

Looking ahead, we believe that the recent setbacks in Asia and the global small-cap sector will be temporary in nature, and represent normal cycles in a global investment strategy. Further, we remain optimistic that the worldwide economic expansion will continue to provide significant opportunities for investors who seek diversification beyond U.S. borders.



                                   Average        Average        Average
                                   Annual         Annual         Annual Return
                    One Year       3 Year         5 Year         Inception
                    Return         Return         Return         to Date
Class A
-------
WITHOUT LOAD        9.71%          7.68%          9.76%          5.06%
WITH LOAD           5.84           6.40           8.99           4.58

Class B
-------
WITHOUT LOAD        9.02           6.87           8.93           4.25
WITH LOAD           5.52           6.32           8.86           4.25


For the period ended September 30, 1997.
Past performance of the Fund is not predictive of future performance. Class A and B shares were offered beginning February 3, 1997. Performance of the Class A shares reflects the maximum front end sales charge of 3.50%. Class B shares reflect the maximum contingent deferred sales charge of 3.50% for the one-year holding period. The performance quoted for the Marquis International Equity Fund represents information relating to the SEI International Trust International Equity Portfolio. The Marquis International Equity Fund invests substantially all its assets in the SEI International Trust International Equity Portfolio. The performance information contained herein has been adjusted to reflect the actual fees and expenses of the Marquis International Equity Fund, whose fees and expenses are higher than those of the SEI INTERNATIONAL Trust International Equity Portfolio. The SEI International Trust International Equity Portfolio shares were offered beginning December 20, 1989. The performance of the MSCI EAFE Index and Lipper International Funds Average does not include annual operating expenses which are experienced by the Fund.

            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
                   IN THE INTERNATIONAL EQUITY FUND VERSUS THE
            MSCI EAFE INDEX AND THE LIPPER INTERNATIONAL FUNDS AVERAGE


                              [LINE GRAPH OMITTED]
CLASS A
                        International              Lipper
         International     Equity      MSCI     International
            Equity          Fund       EAFE         Funds
             Fund          w/load      Index       Average

12/89       10000           9650       10000       10000
 9/90        8336           8045        6927        8455
 9/91        9376           9048        8443        9872
 9/92        9165           8844        7842        9726
 9/93       11028          10642        9908       11931
 9/94       11693          11284       10883       13522
 9/95       12156          11731       11514       13965
 9/96       13309          12843       12507       15320
 9/97       14601          14090       14032       18168


                              [LINE GRAPH OMITTED]
CLASS B
                        International              Lipper
         International     Equity      MSCI     International
            Equity          Fund       EAFE         Funds
             Fund          w/load      Index       Average

12/89       10000          10000       10000       10000
 9/90        8286           8286        6927        8455
 9/91        9248           9248        8443        9872
 9/92        8969           8969        7842        9726
 9/93       10715          10715        9908       11931
 9/94       11269          11269       10883       13522
 9/95       11617          11617       11514       13965
 9/96       12619          12619       12507       15320
 9/97       13756          13756       14032       18168

                         The One Group Asset Allocation Fund

PORTFOLIO PERFORMANCE REVIEW
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

PERFORMANCE AND STRATEGY
For the year ended June 30, 1997, The One Group Asset Allocation Fund Fiduciary share class posted a total return of 20.16%. (For information on other share classes and performance comparisons to indexes, please see page 6.)

Our research at the beginning of the fiscal year showed that stock valuations, relative to bond valuations, were fairly high, but corporate earnings momentum, or profitability, remained strong. As a result, we shifted the Fund's asset mix slightly, to 54% stocks and 46% bonds, compared to 60% stocks and 40% bonds during the previous fiscal year.

Relatively stable interest rates and solid earnings growth were the primary forces at work in the bond and stock markets during the year. Without much change in interest rates, there was little room for price appreciation in the bond market, so returns consisted primarily of interest income. In the stock market, strong corporate earnings helped push stocks to new heights.

EQUITY
The strong performance in the Fund's stock portfolio was due to our bottom-up stock selection philosophy. Rather than emphasizing certain market sectors or trying to time the market's moves, we research, evaluate and select stocks on an individual basis to build a highly diversified portfolio. Because of this approach, our stock portfolio represents a mix of four key equity styles--large-capitalization growth, large-capitalization value, medium-capitalization growth and medium-capitalization value.

We remained fully invested, focusing on stocks with an appealing combination of good valuations and improving fundamentals.

FIXED INCOME
In the Fund's bond portfolio, our primary strategy was to maintain a neutral duration posture of 4.1 years. (Duration is a measure of a Fund's price sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) We felt that the market was fairly valued, and we didn't want to alter the portfolio's interest rate risk.

In addition, we maintained diversity among government, agency mortgage-backed and corporate securities. Exposure to corporate and mortgage-backed securities helped the Fund's performance, as these sectors outperformed government securities on a relative basis. At the end of the fiscal year, 37% of the Fund's bond portfolio was invested in government securities, 31% in mortgage-backed securities and 32% in corporate and asset-backed securities.

Credit quality within the Fund's bond portfolio remained high, with 76% of the portfolio's securities AAA-rated, 5% AA-rated, 14% A-rated and 6% BBB-rated. The overall credit-quality rating of the bond portfolio was AAA-.

NOTABLE STOCK HOLDINGS
The equity portfolio benefited from particularly good stock selection in the following sectors: technology (Intel, up 94%), health technology (Bristol Meyers, up 85%), and energy, (Tosco, up 81%).

Three of the Fund's top 10 stock holdings changed during the year--AT&T, Royal Dutch and Coca-Cola were replaced by Bristol Meyers, at 0.9% of assets on June 30, 1997; IBM, 0.9%; and Federal National Mortgage Association, 0.8%. The remaining top 10 as of the end of the year included General Electric, 1.5% of assets; Microsoft, 1.4%; Merck, 1.2%, Intel, 1.1%; Philip Morris, 1.1%; Exxon, 1.0%; and Wal-Mart, 1.0%.

OUTLOOK
We believe that equity and fixed-income securities will continue to benefit from a strong economy, low inflation and low interest rates. In the stock market, we expect returns to remain attractive, but we also think they will become more subdued as we expect corporate earnings momentum to slow down. In addition, the favoritism the market has shown toward large-capitalization growth stocks may be fading, which would bode well for other areas of the stock market. In the bond market, we expect yield fluctuations to be moderate and corporate credit fundamentals to remain healthy. As such, we expect to maintain the Fund's positions in the corporate and mortgage sectors.

Because stocks still appear fully valued compared to bonds, we expect to maintain the Fund's current asset

                         The One Group Asset Allocation Fund
PORTFOLIO PERFORMANCE REVIEW, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

allocation mix (54% stocks and 46% bonds) and investment strategies in the coming months. Of course, we will continue to monitor the valuation levels in the financial markets and to watch for signs of inflationary pressures, as any changes may warrant a shift in our strategy.

/s/ MICHAEL D. WEINER

Michael D. Weiner
Fund Manager

/s/ RICHARD R. JANDRAIN III

Richard R. Jandrain III
Senior Managing Director of Equity Securities

/s/ SCOTT GRIMSHAW

Scott Grimshaw
Fund Manager

/s/ GARY J. MADICH

Gary J. Madich, CFA
Senior Managing Director of Fixed-Income Securities

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                         The One Group Asset Allocation Fund
PORTFOLIO PERFORMANCE REVIEW, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997


          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997
                                       Since
                                     Inception
                        1 Year        (4/5/93)
                        ------       --------
  Fiduciary             20.16%         11.81%



                                                     VALUE OF $10,000 INVESTMENT
         MEASUREMENT PERIOD                          ---------------------------
        (FISCAL YEAR COVERED)               S&P 500         S&P/LIPPER MIX       FIDUCIARY
        ---------------------               -------         --------------       ---------
4/93                                       $10,000             $10,000             $10,000
6/93                                        10,298              10,241              10,129
6/94                                        10,442              10,260              10,027
6/95                                        13,165              12,218              11,636
6/96                                        16,588              14,245              13,356
6/97                                        22,343              17,395              16,048


          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997
                                       Since
                                     Inception
                        1 Year        (4/2/93)
                        ------       ---------
  Class A               19.85%         11.52%
  Class A*              14.46%         10.31%

* Reflects 4.50% Sales Charge


                                                             VALUE OF $10,000 INVESTMENT
         MEASUREMENT PERIOD                                  ---------------------------
        (FISCAL YEAR COVERED)               S&P 500      S&P/LIPPER MIX         CLASS A*            CLASS A
        ---------------------               -------      --------------         --------            -------
4/93                                       $10,000          $10,000             $ 9,550             $10,000
6/93                                        10,298           10,241               9,668              10,124
6/94                                        10,442           10,260               9,553              10,003
6/95                                        13,165           12,218              11,057              11,580
6/96                                        16,588           14,245              12,657              13,257
6/97                                        22,343           17,395              15,166              15,888


          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997
                                       Since
                                     Inception
                        1 Year       (1/14/94)
                        ------       ---------
  Class B               18.90%         11.59%
  Class B**             14.90%         10.93%

** Reflects Applicable Contingent Deferred Sales Charge

                                                              VALUE OF $10,000 INVESTMENT
         MEASUREMENT PERIOD                                   ---------------------------
        (FISCAL YEAR COVERED)               S&P 500       S&P/LIPPER MIX        CLASS B**           CLASS B
        ---------------------               -------       --------------        ----------          -------
1/94                                        $10,000           $10,000            $ 1,000            $10,000
6/94                                          9,344             9,410              9,402              9,402
6/95                                         11,779            11,206             10,803             10,803
6/96                                         14,842            13,065             12,292             12,292
6/97                                         19,992            15,995             14,316             14,616

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Asset Allocation Fund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of large companies in the US stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The S&P/Lipper Mix for all the classes is a blended index consisting of 60% of the average monthly returns of the S&P 1500 Index from January 1, 1995 (index inception date) until present and of the S&P 500 Index from April 1993 through December 1995. The final 40% consists of the Lipper Intermediate US Government Bond Funds Index.

                         The One Group Disciplined Value Fund
PORTFOLIO PERFORMANCE REVIEW
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

PERFORMANCE AND STRATEGY
The One Group Disciplined Value Fund Fiduciary share class had a total return of 20.56% for the year ended June 30, 1997. (For information on other share classes and performance comparisons to indexes, please see page 16.)

Our goal for the Fund over the last year was to maintain a diversified portfolio with exposure to a variety of economic sectors. Throughout the period, the stock market was very concerned about the direction of interest rates. So, in order to avoid some of the price volatility associated with potential changes in interest rates, we broadly diversified the Fund's portfolio. Within this framework, we emphasized individual stock selection and continued to rebalance the portfolio in order to improve its structure and upgrade its holdings as market conditions changed.

The Fund's largest sector weightings included electric utilities, banks and industrial commodities. Securities from these sectors represented more than one-third of the Fund's holdings. Within the electric utilities sector, many problems surfaced due to regulatory issues and increased competition. As a result, the Fund's investments in electric utilities stocks held back the Fund's performance earlier in the year. After we reduced the Fund's investment in this sector, however, overall portfolio performance improved.

The greatest positive influence on portfolio performance came from the energy sector, where we took advantage of favorable price movements. We were able to purchase energy stocks at attractive prices and then sell them when their prices had appreciated to our targeted levels. The largest negative influence came from the capital equipment sector, where some individual stock holdings showed poor performance.

NOTABLE STOCK HOLDINGS
Outstanding performance from several individual stocks boosted the Fund's return. These exemplary stocks included Teradyne, which increased 119% in value due to an upturn from a cyclical low in the semiconductor capital equipment industry; Smith Foods, which increased 85% on a takeover by Fred Meyer Corporation; Lattice Semiconductor, which was up more than 55% due to continued strong growth in programmable logic devices; and Edison International, which increased 40% due to decreasing regulatory concerns.

The Fund's return suffered somewhat from the poor performance of certain stocks:
Nellcor declined more than 30% due to management's difficulties in implementing a new MIS (management information system); Illinova declined more than 30% due to heightened regulatory concerns in the electric utilities industry; and Octel Communications lost 20% due to pricing pressures.

Profit-taking was the underlying motivation for changes in the Fund's top 10 holdings. For example, Seagate Technologies, Washington Post and Bear Stearns were all trimmed or eliminated as the stocks reached their price targets. We then established new holdings in similar industries at more attractive valuation levels. The Fund's top 10 holdings on June 30, 1997, included Regions Financial Corp., at 1.8% of Fund assets; SouthTrust Corp., 1.8%; CMS Energy Corp., 1.5%; Provident Companies Inc., 1.5%; McKesson Corp., 1.5%; Nextel Communications, 1.3%; Molex, Inc., 1.3%; Summit Bancorp, 1.2%; Teradyne, Inc., 1.3%; and PMI Group Inc., 1.2%.

OUTLOOK
Looking ahead, strong economic growth may force the Federal Reserve to tighten monetary policy. As we've seen in the past, higher interest rates can create severe volatility in the stock market. We will maintain our current strategy of broad sector diversification and individual stock selection to help protect the Fund from a possible interest rate hike. Within each sector, we will continue to look for the best values--those with low price/earnings and price/book ratios--among medium-capitalization stocks.

/s/ RICHARD R. JANDRAIN III

Richard R. Jandrain III
Senior Managing Director of Equity Securities

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                         The One Group Disciplined Value Fund
PORTFOLIO PERFORMANCE REVIEW, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997

                                          Since
                                        Inception
                    1 Year    5 Year    (3/2/89)
                    ------    ------    ---------
  Fiduciary         20.56%    14.70      12.51%

                                     VALUE OF $10,000 INVESTMENT
                                     ---------------------------
                                     S&P/BARRA
         MEASUREMENT PERIOD           MIDCAP
       (FISCAL YEAR COVERED)         400 VALUE           FIDUCIARY
       ---------------------         ---------           ---------
3/89                                  $10,000             $10,000
6/89                                   10,883              10,989
6/90                                   12,677              11,372
6/91                                   13,666              11,572
6/92                                   16,450              13,451
6/93                                   20,284              15,278
6/94                                   20,388              15,895
6/95                                   24,523              18,443
6/96                                   30,137              22,150
6/97                                   37,343              26,704

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997

                                          Since
                                        Inception
                    1 Year    5 Year    (2/18/92)
                    ------    ------    ---------
  Class A           20.21%    14.45%     13.65%
  Class A*          14.82%    13.40%     12.68%

* Reflects 4.50% Sales Charge

                                            VALUE OF $10,000 INVESTMENT
                                            ---------------------------
                                     S&P/BARRA
        MEASUREMENT PERIOD             MIDCAP
       (FISCAL YEAR COVERED)         400 VALUE              CLASS A*           CLASS A
       ---------------------         ---------              --------           -------
2/92                                  $10,000              $ 9,550             $10,000
6/92                                    9,732                9,666              10,121
6/93                                   11,999               10,948              11,464
6/94                                   12,061               11,418              11,956
6/95                                   14,507               13,179              13,801
6/96                                   17,828               15,788              16,534
6/97                                   22,091               18,977              19,875

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997

                                          Since
                                        Inception
                    1 Year    5 Year    (1/14/94)
                    ------    ------    ---------
  Class B           19.19%      NA       13.45%
  Class B**         15.19%      NA       12.81%

** Reflects Applicable Contingent Deferred Sales Charge

                                                 VALUE OF $10,000 INVESTMENT
                                                 ---------------------------
                                     S&P/BARRA
        MEASUREMENT PERIOD             MIDCAP
       (FISCAL YEAR COVERED)         400 VALUE           CLASS B**           CLASS B
       ---------------------         ---------           ---------           -------
1/94                                  $10,000             $10,000            $10,000
6/94                                    9,467               9,500              9,500
6/95                                   11,387              10,918             10,918
6/96                                   13,994              12,985             12,985
6/97                                   17,340              15,176             15,476

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Disciplined Value Fund is measured against the S&P/BARRA Midcap 400 Value Index, an unmanaged index representing the performance of the lowest price to book securities in the S&P Midcap 400 Index. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The S&P/BARRA Midcap 400 Value Index consists of the average monthly returns of the S&P 500 Index for periods prior to June 1991. Thereafter, the data are from the S&P/BARRA Midcap 400 Value Index which corresponds with the initiation of the S&P/BARRA Midcap 400 Value Index on June 30, 1991.

                       The One Group Growth Opportunities Fund
PORTFOLIO PERFORMANCE REVIEW
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

PERFORMANCE AND STRATEGY
The One Group Growth Opportunities Fund Fiduciary share class posted a total return of 22.75% for the year ended June 30, 1997. (For information on other share classes and performance comparisons to the indexes, please see page 20.)

Medium-capitalization growth stocks continued to benefit from a strong economy, low inflation, solid corporate earnings, relatively low interest rates and worldwide political stability.

The Fund's strong performance primarily can be attributed to rising markets and good stock selection. We evaluate stocks on an individual basis, searching for those with appealing fundamentals. We do not select stocks based on general economic or market trends. As a result, we were able to uncover companies in high-growth industries that offer good business models and strategies and competitive advantages.

The Fund continued to favor stocks in the technology sector, which offered strong performance due to a growth rate that surpassed that of the overall economy. We also emphasized stocks from the communications technology and financial industries, which have offered solid earnings growth at compelling valuations.

NOTABLE STOCK HOLDINGS
The stocks of three companies showed particularly strong performance: Dell Computer Corporation, up 360%; Advanced Fiber, up 112%; and Charles Schwab & Co., up 64%. Each of these companies is in a high-growth area of its respective sector, and management has successfully executed each company's strategy. Each has exceeded earnings projections, and earnings continue to be revised upward.

On the other hand, poor performance from Medaphis, a health services company that was down significantly for the 12-month period, hurt the Fund's return. The company suffered from major earnings disappointments and downward revisions after purchasing too many firms and losing control of its acquisition strategies.

Once a stock reaches what we believe to be its full value, we usually sell it. Also, we may increase our position in certain issues during market sell-offs. As a result, price changes on the Fund's stocks cause the portfolio's top 10 holdings to change from time to time. On June 30, 1997, the top 10 holdings included Progressive Corp., at 2.4% of Fund assets; Coca Cola Enterprises, 2.3%; Franklin Resources, 2.1%; AES Corp., 2.0%; Advanced Fiber Corp, 1.8%, Just for Feet, 1.7%; 3 Com Corp., 1.7%; AFLAC Inc., 1.6%; BMC Software Inc., 1.5%; and Oxford Health, 1.5%.

OUTLOOK
In the months ahead, the technology sector should remain the "backbone" of the Fund. Furthermore, we expect to see a shift in market sentiment, as small- and mid-capitalization stocks gain greater favor with investors. We believe that the smaller market indexes may in the coming months start outperforming the larger indexes--a situation that hasn't occurred in more than three years. Given this scenario, the Fund has the potential to continue providing an attractive total return.


/s/ ASHI S. PARIKH

Ashi S. Parikh
Fund Manager


/s/ RICHARD R. JANDRAIN III

Richard R. Jandrain III
Senior Managing Director of Equity Securities

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                    The One Group Growth Opportunities Fund
PORTFOLIO PERFORMANCE REVIEW, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997

                                          Since
                                        Inception
                    1 Year    5 Year    (3/2/89)
                    ------    ------    ---------
  Fiduciary         22.75%    17.29%     16.89%

                                     VALUE OF $10,000 INVESTMENT
                                     ---------------------------
                                     S&P/BARRA
         MEASUREMENT PERIOD           MIDCAP
       (FISCAL YEAR COVERED)         400 VALUE           FIDUCIARY
       ---------------------         ---------           ---------
3/89                                 $10,000              $10,000
6/89                                  10,604               10,822
6/90                                  10,720               13,077
6/91                                  10,635               14,364
6/92                                  12,290               16,543
6/93                                  14,903               20,076
6/94                                  14,620               20,044
6/95                                  18,183               24,002
6/96                                  21,703               29,915
6/97                                  26,785               36,721

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997

                                          Since
                                        Inception
                    1 Year    5 Year    (2/18/92)
                    ------    ------    ---------
  Class A           22.52%    17.12%     13.24%
  Class A*          17.03%    16.05%     12.28%

* Reflects 4.50% Sales Charge

                                            VALUE OF $10,000 INVESTMENT
                                            ---------------------------
                                     S&P/BARRA
        MEASUREMENT PERIOD             MIDCAP
       (FISCAL YEAR COVERED)         400 VALUE            CLASS A*            CLASS A
       ---------------------         ---------            --------            -------
2/92                                  $10,000             $ 9,550             $10,000
6/92                                    8,904               8,448               8,847
6/93                                   10,798              10,282              10,766
6/94                                   10,592              10,229              10,710
6/95                                   13,173              12,224              12,799
6/96                                   15,724              15,196              15,912
6/97                                   19,406              18,618              19,495

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997

                                          Since
                                        Inception
                    1 Year    5 Year    (1/14/94)
                    ------    ------    ---------
  Class B           21.73%      NA       14.96%
  Class B**         17.73%      NA       14.34%

** Reflects Applicable Contingent Deferred Sales Charge

                                                 VALUE OF $10,000 INVESTMENT
                                                 ---------------------------
                                     S&P/BARRA
        MEASUREMENT PERIOD             MIDCAP
       (FISCAL YEAR COVERED)         400 VALUE           CLASS B**           CLASS B
       ---------------------         ---------           ---------           -------
1/94                                  $10,000             $10,000             $10,000
6/94                                    8,611               9,093               9,093
6/95                                   10,709              10,772              10,772
6/96                                   12,783              13,307              13,307
6/97                                   15,776              15,898              16,198

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Growth Opportunities Fund is measured against the S&P/BARRA Midcap 400 Growth Index, an unmanaged index representing the performance of the highest price to book securities in the S&P Midcap 400 Index. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The S&P/BARRA Midcap 400 Growth Index for the Fiduciary Class Shares consists of the average monthly returns of the Russell 2000 Index for periods prior to June, 1991. Thereafter, the data are from the S&P/BARRA Midcap 400 Growth Index which corresponds with the initiation of the S&P/BARRA Midcap 400 Growth Index on June 30, 1991.

                         The One Group Gulf South Growth Fund
PORTFOLIO PERFORMANCE REVIEW
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

PERFORMANCE AND STRATEGY
For the year ended June 30, 1997, The One Group Gulf South Growth Fund Fiduciary share class posted a total return of 13.44%. (For information on other share classes and performance comparisons to indexes, please see page 22.)

Compared to large-capitalization growth stocks, smaller-capitalization growth stocks remained out of favor with investors over the last year.
Large-capitalization stocks, due to their liquidity and earnings predictability, have outperformed their smaller-capitalization brethren for the third year in a row.

Our primary strategies during the year were to maintain an average market capitalization of $500 million or less and enhance the portfolio's diversification. The Fund's assets were divided among 17 sectors that span a broad range of industries. The only sector that we significantly emphasized was energy. In particular, our own fundamental research and increased drilling activity in the Gulf of Mexico led us to many attractively priced oil stocks.

Although the Fund's sector weights changed little during the year, the individual industries and stocks comprising those industries did change. We reduced many of the Fund's positions through the normal selling of companies that failed to perform to expectations. We also reduced some holdings due to profit-taking. Furthermore, we scaled back each of the top 10 holdings so that no holding represented more than 2% of total Fund assets.

NOTABLE STOCK HOLDINGS
Of the top 10 holdings on June 30, 1997, four were financial stocks--Triad Guaranty at 1.7% of assets; CCB Financial, 1.5%; First Financial Holdings, 1.3%; and Protective Life, 1.3%. The remaining stocks in the top 10 included DeKalb Genetics at 1.6% of assets; Stewart Enterprises, 1.5%; Tech Data, 1.5%; Omnicare, 1.3%; Maverick Tube Corp., 1.2%; and Newpark Resources, Inc., 1.2%.

The acceleration of activity in the Gulf of Mexico's oil patch led to strong performance for several of the Fund's oil service companies. For example, Maverick Tube was up more than 200%; Trico Marine and Patterson Energy were up more than 100%; Pride Petroleum was up 50%; and Stone Energy was up 40%.

The Fund suffered a significant loss from Medaphis, a health services company that experienced severe losses and declined 71% during the year. In the retail sector, Garden Ridge, down 68%, was a major disappointment as earnings did not meet expectations.

OUTLOOK
Looking ahead, it appears as though small-capitalization stocks may be on the verge of regaining investor favor. Although the market continues to demand liquidity, which is provided by large-capitalization stocks, the valuations in small-company stocks are becoming more compelling on a price/earnings to growth relationship.


/s/ DONALD E. ALLRED

Donald E. Allred
Fund Manager


/s/ RICHARD R. JANDRAIN III

Richard R. Jandrain III
Senior Managing Director of Equity Securities

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                         The One Group Gulf South Growth Fund
PORTFOLIO PERFORMANCE REVIEW, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997

                                          Since
                                        Inception
                    1 Year    5 Year    (7/1/91)
                    ------    ------    ---------
  Fiduciary         13.44%    15.06%     16.06%

                                            VALUE OF $10,000 INVESTMENT
                                            ---------------------------
         MEASUREMENT PERIOD
        (FISCAL YEAR COVERED)               S&P 600           FIDUCIARY
        ---------------------               -------           ---------
6/91                                        $10,000             $10,000
6/92                                         11,710              12,122
6/93                                         15,046              15,309
6/94                                         15,326              15,874
6/95                                         18,447              17,772
6/96                                         23,246              21,551
6/97                                         28,287              24,448

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997

                                          Since
                                        Inception
                    1 Year    5 Year    (7/1/91)
                    ------    ------    ---------
  Class A           13.52%    14.99%     16.00%
  Class A*          8.38%     13.93%     15.11%

* Reflects 4.50% Sales Charge

                                                    VALUE OF $10,000 INVESTMENT
                                                    ---------------------------
         MEASUREMENT PERIOD
        (FISCAL YEAR COVERED)               S&P 600            CLASS A*           CLASS A
        ---------------------               -------            --------           -------
6/91                                        $10,000             $ 9,550           $10,000
6/92                                         11,710              11,577            12,122
6/93                                         15,046              14,620            15,309
6/94                                         15,326              15,159            15,877
6/95                                         18,447              16,972            17,772
6/96                                         23,246              20,502            21,468
6/97                                         28,287              23,275            24,371

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997

                                          Since
                                        Inception
                    1 Year    5 Year    (9/12/94)
                    ------    ------    ---------
  Class B           12.74%      NA       13.68%
  Class B**          8.74%      NA       12.83%

** Reflects Applicable Contingent Deferred Sales Charge

                                                 VALUE OF $10,000 INVESTMENT
                                                 ---------------------------
         MEASUREMENT PERIOD
        (FISCAL YEAR COVERED)               S&P 600           CLASS B**           CLASS B
        ---------------------               -------           ---------           -------
12/94                                       $10,000            $10,000             $10,000
6/95                                         11,470             10,594              10,594
6/96                                         14,454             12,702              12,702
6/97                                         17,589             14,020              14,320

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The above-quoted performance data includes the performance of the Paragon Gulf South Growth Fund for the period prior to the commencement of operations of The One Group Gulf South Growth Fund on March 26, 1996. Performance for the Fiduciary Shares is based on Class A Share performance adjusted to reflect the absence of sales charges.

The performance of the Gulf South Growth Fund is measured against the S&P 600 Index, an unmanaged index generally representative of the performance of small companies in the US stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

                    The One Group International Equity Index Fund
PORTFOLIO PERFORMANCE REVIEW
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

PERFORMANCE AND STRATEGY
For the year ended June 30, 1997, The One Group International Equity Index Fund Fiduciary share class provided a total return of 14.64%. (For information on other share classes and a performance comparison to the index, please see page 24.)

As it is designed to do, the Fund's performance closely matched that of the Morgan Stanley Capital International Europe, Australia, Far East/Gross Domestic Product (EAFE/GDP) Index. For the one-year period, the EAFE/GDP Index provided a return of 14.57%.

We were able to slightly outperform the EAFE/GDP Index despite the fact that the Fund has fees and expenses and the index does not. What particularly helped the Fund overcome these factors was the Fund's investment in the emerging markets, including Mexico, Brazil, Turkey and Thailand.

The Fund invests in a portfolio that consists of 90% EAFE/GDP and 10% emerging markets. (The Fund owned 600 stocks in the developed international markets and 270 stocks in the emerging markets.) We invest the Fund's assets according to how the 20 developed countries that comprise the EAFE/GDP are weighted in the Index, and we equally weight the 13 emerging market countries. During the last year, the emerging market component outperformed the EAFE/GDP Index, returning 17.27%.

While the Fund's one-year return was attractive, it would have been greater but for the strength of the U.S. dollar during the period. In other words, purchasing a U.S. dollar in most foreign countries required a greater amount of local currency at the end of the fiscal year than it did at the beginning. As a result, the Fund's foreign-denominated investments were worth less when translated to U.S. dollars.

NOTABLE COUNTRY RETURNS
The Japanese stock market, where we invested the largest percentage of Fund assets--between 23% and 29%--was down 9% for the year. In spite of this poor performance, the Fund still provided a good return, as strong results from many other countries helped offset the decline in the Japanese market.

The stock markets in several developed countries offered excellent returns during the period. For example, in Finland, the market was up 54%; Spain, up 49%; The Netherlands, up 38%; Sweden, up 38%; and the United Kingdom, up 35%. Emerging market countries offering outstanding performance included Brazil, whose stock market was up 72%; Turkey, up 60%; Portugal, up 48%; Greece, up 47%; and Mexico, up 31%.

OUTLOOK
Looking ahead, we believe that international economic activity will likely remain strong. Stock market performance in Japan should improve, European markets generally appear attractive, and many elements of the emerging markets appear favorable.

/s/ NORMAN MELTZ

Norman Meltz
Independence International Associates Inc.
Fund Sub-Advisor


/s/ RICHARD R. JANDRAIN III

Richard R. Jandrain III
Senior Managing Director of Equity Securities

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                    The One Group International Equity Index Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997

                                       Since
                                     Inception
                        1 Year       (10/28/92)
                        ------       ----------
  Fiduciary             14.64%         13.57%

                                          VALUE OF $10,000 INVESTMENT
                                          ---------------------------
         MEASUREMENT PERIOD              MORGAN STANLEY
        (FISCAL YEAR COVERED)               EAFE/GDP          FIDUCIARY
       ---------------------             --------------       ---------
10/92                                        $10,000           $10,000
6/93                                          12,292            11,812
6/94                                          14,582            13,636
6/95                                          15,141            14,209
6/96                                          17,054            15,803
6/97                                          19,539            18,116

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997

                                       Since
                                     Inception
                        1 Year       (4/23/93)
                        ------       ---------
  Class A               14.31%         10.43%
  Class A*               9.18%          9.18%

* Reflects 4.50% Sales Charge

                                                 VALUE OF $10,000 INVESTMENT
                                                 ---------------------------
         MEASUREMENT PERIOD              MORGAN STANLEY
        (FISCAL YEAR COVERED)               EAFE/GDP              CLASS A*            CLASS A
        ---------------------            --------------           --------            -------
4/93                                        $10,000               $ 9,550             $10,000
6/93                                          9,989                 9,510               9,958
6/94                                         11,850                10,953              11,469
6/95                                         12,304                11,374              11,913
6/96                                         13,859                12,641              13,248
6/97                                         15,878                14,448              15,144

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997

                                       Since
                                     Inception
                        1 Year       (1/14/94)
                        ------       ---------
  Class B               13.37%         8.54%
  Class B**              9.37%         7.84%

** Reflects Applicable Contingent Deferred Sales Charge

                                                 VALUE OF $10,000 INVESTMENT
                                                 ---------------------------
         MEASUREMENT PERIOD              MORGAN STANLEY
        (FISCAL YEAR COVERED)               EAFE/GDP              CLASS B**           CLASS B
        ---------------------            --------------           ---------           -------
1/94                                        $10,000               $10,000             $10,000
6/94                                         10,046                10,323              10,323
6/95                                         10,431                10,650              10,650
6/96                                         11,750                11,712              11,712
6/97                                         13,461                12,978              13,278

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

International investing involves increased risk and volatility.

The performance of the International Equity Index Fund is measured against the Morgan Stanley EAFE/GDP Index, an unmanaged index generally representative of the performance of international stock markets. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

                          The One Group Government Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

PERFORMANCE
For the year ended June 30, 1997, The One Group Government Bond Fund Fiduciary share class posted a total return of 8.10%. (For information on other share classes and performance comparisons to indexes, please see page 11.)

While interest rates showed a slight overall decline from the beginning of the fiscal year to the end, in between there were periods of modest volatility. The five-year Treasury Note, for example, started the fiscal year yielding 6.55% and ended it yielding 6.50%. However, between these two points, the yield went as high as 6.80% and as low as 5.80%. The Fund's 30-day SEC yield (Fiduciary share class) remained attractive at 6.24% on June 30, 1997, compared to 6.46% on June 30, 1996.

The Fund's total return is a reflection of our increased emphasis on yield rather than price appreciation. Yields from mortgage-backed securities continued to be the major source of total return during the fiscal year. 1996 was a good year for the production of new mortgage securities across most classes, but as rates rose in 1997, mortgage activity from new home purchases and refinances slowed down. Overall, though, the mortgage-backed securities market outperformed Treasuries and maintained a high degree of liquidity, proving to be the driving force behind the Fund's strong performance.

STRATEGIES AND TACTICS
In addition to generating a high yield from mortgage-backed securities, another component of the Fund's investment strategy was maintaining a neutral duration. (Duration is a measure of a fund's price sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) For most of the year the Fund's duration remained in the 5.0-year to 5.25-year range, slightly higher than it was in the previous year but still within our neutral target.

Maintaining the Fund's duration within a neutral range helped limit the effects of interest rate movements during the year. Specifically, when interest rates rise, bond prices fall, and funds with shorter durations tend to outperfom those with longer durations.

OUTLOOK
During the next 12 months, economic activity and Federal Reserve policy will have the greatest impact on the Fund's performance. If strong economic growth continues, the Federal Reserve is likely to initiate further rate hikes, which would have an adverse effect on total returns. We expect rates to increase modestly during the remainder of 1997 and then decline somewhat in 1998.

We will continue to emphasize yield, rather than price appreciation, as the primary component of total return. As such, we expect to maintain a neutral duration, and we plan to continue emphasizing mortgage-backed securities over Treasuries. However, we will monitor the interest rate forecasts and restructure the portfolio if significant interest rate volatility appears likely. In this type of environment, mortgage-backed securities would be expected to underperform Treasuries, so we would adjust the Fund's sector weightings accordingly.

/s/ THOMAS E. DONNE, CFA
-------------------------
Thomas E. Donne, CFA
Fund Manager

/s/ MICHAEL J. SAIS, CFA
-------------------------
Michael J. Sais, CFA
Fund Co-Manager

/s/ GARY J. MADICH, CFA
-------------------------
Gary J. Madich, CFA

Senior Managing Director of Fixed-Income Securities

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                          The One Group Government Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997

                                     Since
                                   Inception
                      1 Year        (2/8/93)
                      ------        --------
  Fiduciary            8.10%         5.52%

                                                      VALUE OF $10,000 INVESTMENT
                                                      ---------------------------
                                        SALOMON BROTHERS        LIPPER US
         MEASUREMENT PERIOD                 3-7 YEAR         GOVERNMENT BOND
        (FISCAL YEAR COVERED)            TREASURY INDEX        FUNDS INDEX         FIDUCIARY
        ---------------------            --------------        -----------         ---------
2/93                                          $10,000              $10,000           $10,000
6/93                                           10,275               10,289            10,351
6/94                                           10,174                9,973            10,068
6/95                                           11,275               11,028            11,281
6/96                                           11,790               11,440            11,710
6/97                                           12,623               12,256            12,800

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997

                                     Since
                                   Inception
                      1 Year        (3/5/93)
                      ------        --------
  Class A              7.83%         4.91%
  Class A*             2.98%         3.80%

* Reflects 4.50% Sales Charge.

                                                                VALUE OF $10,000 INVESTMENT
                                                                ---------------------------
                                        SALOMON BROTHERS       LIPPER US
         MEASUREMENT PERIOD                 3-7 YEAR        GOVERNMENT BOND
        (FISCAL YEAR COVERED)            TREASURY INDEX       FUNDS INDEX         CLASS A*           CLASS A
        ---------------------            --------------       -----------         --------           -------
3/93                                          $10,000             $10,000          $ 9,550           $10,000
6/93                                           10,237              10,252            9,713            10,171
6/94                                           10,136               9,937            9,406             9,849
6/95                                           11,233              10,989           10,519            11,015
6/96                                           11,746              11,399           10,896            11,410
6/97                                           12,576              12,212           11,749            12,350

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997

                                     Since
                                   Inception
                      1 Year       (1/14/94)
                      ------       ---------
  Class B              7.14%         4.52%
  Class B**            3.14%         3.77%

** Reflects Applicable Contingent Deferred Sales Charge.

                                                      VALUE OF $10,000 INVESTMENT
                                                      ---------------------------
                                        SALOMON BROTHERS         LIPPER US
         MEASUREMENT PERIOD                 3-7 YEAR          GOVERNMENT BOND
        (FISCAL YEAR COVERED)            TREASURY INDEX         FUNDS INDEX         CLASS B**          CLASS B
        ---------------------            --------------         -----------         ---------          -------
1/94                                         $10,000              $10,000             $10,000          $10,000
6/94                                           9,560                9,377               9,501            9,501
6/95                                          10,595               10,369              10,566           10,566
6/96                                          11,079               10,757              10,877           10,877
6/97                                          11,862               11,524              11,364           11,654

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Government Bond Fund is measured against the Salomon Brothers 3 to 7 Year Treasury Index, an unmanaged index comprised of US Government agency and Treasury securities and agency mortgaged-backed securities. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lipper US Government Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

                            The One Group Income Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

PERFORMANCE
For the year ended June 30, 1997, The One Group Income Bond Fund Fiduciary share class posted a total return of 8.10%. (For information on other share classes and performance comparisons to indexes, please see page 13.)

As interest rates in general declined slightly during the year, the Fund's 30-day SEC yield was down from 6.91% on June 30, 1996, to 6.70% on June 30, 1997 (Fiduciary share class). Nevertheless, the Fund's yield remained attractive primarily due to a slightly larger commitment to Yankee bonds, which are dollar-denominated securities from foreign issuers. These bonds typically offer higher yields than comparably-rated U.S.-issued securities.

In addition to Yankee bonds, the Fund focused on corporate bonds and mortgage pass-through securities, which also offered good yields. Also, yield spreads (the yield difference between corporate bonds and Treasury bonds) decreased during the year, causing prices on corporate bonds to rise. The resulting price appreciation combined with the attractive yields provided by all three sectors contributed to the Fund's strong total return.

STRATEGIES AND TACTICS
A primary strategy for the year was to maintain an average duration exposure of about 4.7 years, while improving yield. (Duration is a measure of a fund's price sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) We purposely avoid making significant changes to the Fund's duration, as we believe it is risky to "make bets" on interest rate movements. Instead, we try to maintain a neutral duration and position the Fund to earn a relatively good rate of interest income.

This strategy worked well during the fiscal year, as the Fund was able to generate incremental return without taking on additional interest rate risk. In addition, the Fund enjoyed better price appreciation than generally was experienced in the bond market because of the Fund's greater exposure to the corporate bond sector. As interest rates declined, prices among corporate bonds appreciated more than others.

The Fund maintained a good quality profile during the fiscal year, with 44% of the Fund's assets invested in securities rated AAA, 5% in those rated AA, 23% in A-rated, and 28% in BBB- or non-rated securities. The Fund's overall quality rating was A at the end of the year.

On April 10, 1997, shareholders at a special meeting approved a change in the Fund's investment policy. (The shareholder votes were cast as follows:
58,519,425 in favor; 7,899,515 opposed; and 3,180,663 abstained.) In addition to investment-grade securities (those rated from AAA to BBB), the Fund now is able to invest up to 30% of its assets in securities rated BB or B. Our research shows that these securities, coupled with the steady cash flow distribution of investment-grade bonds, historically have produced good returns and relatively stable price trends in a variety of market conditions. Of course, while offering higher yields, lower-grade securities also contain greater risks. We plan to gradually introduce these securities to the Fund and to continue maintaining an overall credit-quality rating of A.

OUTLOOK
Looking toward the upcoming months, we don't expect to see too many changes in the economic or market environments. We believe that the economy should continue to grow at a decent pace, inflation should remain low and interest rates should remain fairly stable. Furthermore, the U.S. budget deficit is expected to decline.

This scenario should bode well for corporate bonds. We believe that corporate spreads should decline only slightly relative to Treasuries, so the primary component of total return again should be yield rather than price appreciation. The Fund will continue to seek a higher-than-average yield.


/s/ ROGER CRAIG
------------------------
Roger Craig
Fund Manager


/s/ GARY J. MADICH, CFA
------------------------
Gary J. Madich, CFA

Senior Managing Director of Fixed-Income Securities

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                            The One Group Income Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997

                                        Since
                                      Inception
                                      (7/2/87)
                  1 Year    5 Year     10 Year
                  ------    ------     -------
  Fiduciary       8.10%     6.37%       7.23%

                                                      VALUE OF $10,000 INVESTMENT
                                                      ---------------------------
                                                                LIPPER
                                                             INERTMEDIATE
                                                           INVESTMENT GRADE
         MEASUREMENT PERIOD             LEHMAN BROTHERS       BOND FUNDS
        (FISCAL YEAR COVERED)        AGGREGATE BOND INDEX        INDEX             FIDUCIARY
        ---------------------        --------------------        -----             ---------
7/87                                        $10,000             $10,000              $10,000
6/88                                         10,814              10,673               10,406
6/89                                         12,135              11,746               11,168
6/90                                         13,088              12,414               11,882
6/91                                         14,488              13,482               12,974
6/92                                         16,522              15,362               14,770
6/93                                         18,469              17,169               16,340
6/94                                         18,229              16,940               15,977
6/95                                         20,516              18,821               17,781
6/96                                         21,545              19,737               18,603
6/97                                         23,301              21,240               20,110

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997

                                        Since
                                      Inception
                  1 Year    5 Year    (2/18/92)
                  ------    ------    ---------
  Class A         7.85%     6.14%       6.42%
  Class A*        2.99%     5.16%       5.51%

* Reflects 4.50% Sales Charge.

                                               VALUE OF $10,000 INVESTMENT
                                               ---------------------------
                                                                LIPPER
                                                             INTERMEDIATE
                                                           INVESTMENT GRADE
         MEASUREMENT PERIOD             LEHMAN BROTHERS       BOND FUNDS
        (FISCAL YEAR COVERED)        AGGREGATE BOND INDEX       INDEX              CLASS A*           CLASS A
        ---------------------        --------------------       -----              --------           -------
2/92                                         $10,000            $10,000             $ 9,550           $10,000
6/92                                          10,345             10,356               9,901            10,368
6/93                                          11,564             11,574              10,948            11,464
6/94                                          11,413             11,420              10,693            11,197
6/95                                          12,845             12,688              11,859            12,418
6/96                                          13,490             13,305              12,365            12,947
6/97                                          14,589             14,319              13,335            13,964

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1997

                                        Since
                                      Inception
                  1 Year    5 Year    (1/14/94)
                  ------    ------    ---------
  Class B         7.15%       NA        4.48%
  Class B**       3.15%       NA        3.73%

** Reflects Applicable Contingent Deferred Sales Charge.

                                                      VALUE OF $10,000 INVESTMENT
                                                      ---------------------------
                                                                 LIPPER
                                                              INTERMEDIATE
                                                            INVESTMENT GRADE
         MEASUREMENT PERIOD        LEHMAN BROTHERS             BOND FUNDS
        (FISCAL YEAR COVERED)    AGGREGATE BOND INDEX            INDEX          CLASS B**           CLASS B
        ---------------------    --------------------            -----          ---------           -------
1/94                                     $10,000                $10,000            $10,000           $10,000
6/94                                       9,485                  9,488              9,471             9,471
6/95                                      10,675                 10,542             10,478            10,478
6/96                                      11,211                 11,055             10,860            10,860
6/97                                      12,124                 11,897             11,351            11,637

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Income Bond Fund is measured against the Lehman Brothers Aggregate Bond Index, an unmanaged index comprised of US Government, mortgage, corporate and asset-backed securities. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lipper Intermediate Investment Grade Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

                     The One Group Louisiana Municipal Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

PERFORMANCE
The One Group Louisiana Municipal Bond Fund Fiduciary share class posted a total return of 6.81% for the year ended June 30, 1997. (For information on other share classes and performance comparisons to indexes, please see page 16.)

Tax-exempt rates were in the process of falling just prior to the start of the fiscal year. Rates quickly fell 25 basis points (one basis point equals 1/100th of a percent) in early July, and then proceeded to trade up and down in a range over the next 11 months, eventually falling another 25 basis points. This helped push the Fund's SEC yield lower, at a rate that equaled the general decline in yield on securities in the 10- to 15-year maturity sector.

The 30-day SEC yield on the Fund's Fiduciary share class was 4.16% on June 30, 1997, compared to 4.58% on June 30, 1996. (For investors in the 39.6% federal income tax bracket and the 6.0% Louisiana state bracket, the June 30 yield translates into a 7.32% tax-equivalent yield.)

The Fund's total return was comprised primarily of interest income. With high-quality, intermediate-term municipal securities trading in a narrow interest rate range during the year, there were only modest price improvements and thus the majority of total return came from interest income.

The major factor contributing to the Fund's performance was the timing of our duration adjustments. (Duration is a measure of a fund's price sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) Initially, we maintained a shorter duration as rates were rising. Then, as rates moved lower in the latter part of 1996, we extended duration. During periods of rising interest rates, bond prices fall and funds with shorter durations typically experience less price volatility. On the other hand, when rates decline, bond prices rise and funds with longer durations typically experience greater price appreciation.

Overall, duration was up from 4.63 years on June 30, 1996, to 5.1 years on June 30, 1997. This action helped put the Fund's duration more in line with that of the Fund's peers.

In addition, we sold some weaker holdings, which improved the Fund's income level and its overall performance.

STRATEGIES AND TACTICS
The Fund focused on investments in high-quality, full coupon (at par or a slight premium price), intermediate-term bonds with good call structures. Structure is an important consideration for the Fund's investments because the supply of potential investments can be small. Rather than emphasize a particular strategy or market sector, we focus on securities with good call structures--meaning that there is little difference between the call date and the maturity date. Bonds with these characteristics should provide slightly higher income and better price performance during periods of interest-rate volatility.

In addition, we employ a "buy and hold" strategy rather than actively trading the Fund. This is primarily due to the fact that this is a single-state fund, and the ability to find good securities can be limited at times.

The Fund's average quality improved over the year, with more than 80% of the portfolio rated AA or better on June 30, 1997, up from 70% a year ago. The average quality of the portfolio on June 30, 1997, was AA. This good credit-quality rating primarily was due to the fact that most bonds were escrowed or insured.

                     The One Group Louisiana Municipal Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

OUTLOOK
We believe that the current market climate, including modest interest rate volatility, should continue over the upcoming months. This suggests that interest income will remain the leading force in the fixed-income market for the near term.

Looking ahead, though, there is concern among investors that the expanding economy and a tight labor market eventually may lead to higher inflation. Fears regarding the Federal Reserve's reaction to this scenario have caused us to take a cautious approach toward extending the portfolio's duration.


/s/ DAVID M. SIVINSKI, CFA

David M. Sivinski, CFA
Fund Manager

/s/ GARY J. MADICH, CFA

Gary J. Madich, CFA
Senior Managing Director of Fixed-Income Securities

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                     The One Group Louisiana Municipal Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

          AVERAGE ANNUAL

 TOTAL RETURN AS OF JUNE 30, 1997

                                        Since
                                      Inception
                  1 Year    5 Year   (12/29/89)
                  ------    ------    ---------
  Fiduciary       6.81%     5.96%       6.83%

                              VALUE OF $10,000 INVESTMENT
                              ---------------------------
                                                        LIPPER
                                LEHMAN BROTHERS      INTERMEDIATE
 MEASUREMENT PERIOD             7 YEAR MUNICIPAL    MUNICIPAL BOND
(FISCAL YEAR COVERED)                 BOND           FUNDS INDEX          FIDUCIARY
---------------------          -----------------    --------------        ---------
12/89                              $10,000             $10,000             $10,000
6/90                                10,274              10,248              10,339
6/91                                11,187              11,098              11,182
6/92                                12,410              12,239              12,295
6/93                                13,743              13,450              13,550
6/94                                13,917              13,584              13,685
6/95                                15,062              14,503              14,584
6/96                                15,896              15,244              15,375
6/97                                17,013              16,225              16,422

          AVERAGE ANNUAL

 TOTAL RETURN AS OF JUNE 30, 1997

                                        Since
                                      Inception
                  1 Year    5 Year   (12/29/89)
                  ------    ------    ---------
  Class A         6.55%     5.89%       6.79%
  Class A*        1.73%     4.93%       6.13%

* Reflects 4.50% Sales Charge.

                              VALUE OF $10,000 INVESTMENT
                              ---------------------------
                                                         LIPPER
                                 LEHMAN BROTHERS       INTERMEDIATE
  MEASUREMENT PERIOD             7 YEAR MUNICIPAL     MUNICIPAL BOND
(FISCAL YEAR COVERED)                  BOND            FUNDS INDEX          CLASS A*           CLASS A
---------------------            ----------------     --------------        --------           -------
12/89                                 $10,000            $10,000             $ 9,550           $10,000
6/90                                   10,274             10,248               9,873            10,339
6/91                                   11,187             11,098              10,679            11,182
6/92                                   12,410             12,239              11,742            12,295
6/93                                   13,743             13,450              12,940            13,550
6/94                                   13,917             13,584              13,069            13,685
6/95                                   15,062             14,503              13,928            14,584
6/96                                   15,896             15,244              14,673            15,365
6/97                                   17,013             16,225              15,634            16,371

          AVERAGE ANNUAL

 TOTAL RETURN AS OF JUNE 30, 1997

                                     Since
                                   Inception
                      1 Year       (9/16/94)
                      ------       ---------
  Class B              5.87%         5.51%
  Class B**            1.87%         4.51%

** Reflects Applicable Contingent Deferred Sales Charge.

                              VALUE OF $10,000 INVESTMENT
                              ---------------------------
                                                         LIPPER
                                 LEHMAN BROTHERS      INTERMEDIATE
  MEASUREMENT PERIOD             7 YEAR MUNICIPAL    MUNICIPAL BOND
(FISCAL YEAR COVERED)                  BOND           FUNDS INDEX         CLASS B**           CLASS B
---------------------            ----------------    --------------       ---------           -------
9/94                                 $10,000             $10,000           $10,000            $10,000
6/95                                  10,824              10,735            10,482             10,482
6/96                                  11,424              11,283            10,970             10,970
6/97                                  12,226              12,010            11,314             11,614

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The fund's income may be subject to the federal alternative minimum tax.

The above-quoted performance data includes the performance of the Paragon Louisiana Tax-Free Fund for the period prior to the commencement of operations of The One Group Louisiana Municipal Bond Fund on March 26, 1996. Performance for the Fiduciary Shares is based on Class A Share performance adjusted to reflect the absence of sales charges.

The performance of the Louisiana Municipal Bond Fund is measured against the Lehman Brothers 7 Year Municipal Bond Index, an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lipper Intermediate Municipal Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

               The One Group U.S. Treasury Securities Money Market Fund Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

PERFORMANCE
The seven-day yield on The One Group U.S. Treasury Securities Money Market Fund Fiduciary share class was 5.03% on June 30, 1997, up from 4.98% on June 30, 1996.

The Fund's yield reflects the slight increase in interest rates brought on by the Federal Reserve's only monetary policy adjustment during the fiscal year--a 0.25% federal funds rate hike on March 25, 1997. Interim rate movements were fairly moderate, and they reflected market participants' changing views on economic strength and whether that strength would lead to inflationary pressures requiring Federal Reserve action.

STRATEGIES AND TACTICS
Our primary strategy during the period was to maintain a "barbell" maturity structure, meaning that we focused on securities at the extremes of the short-term maturity range. As such, the Fund emphasized securities with maturities between six months and one year along with overnight repurchase agreements.

The money market yield curve during the fiscal year remained fairly steep, meaning that securities with longer maturities paid relatively higher yields. The Fund's "longer" securities--those maturing in six months to one year--enabled the Fund to take advantage of this steepness, which helped increase the Fund's yield. At the same time, the repurchase agreements, which matured overnight, allowed the Fund to retain a high level of liquidity.

This strategy led to an average maturity of 30 days on June 30, 1997, enabling the Fund to maintain its "AAA" average quality rating--the best possible--from Standard & Poor's and Moody's Investors Service. This rating indicates that the Fund's securities are of the highest quality and offer the lowest credit risk. In order to receive this rating, a fund must have an average maturity no greater than 60 days.

OUTLOOK
Economic activity and how it influences the Federal Reserve's policies will have a direct effect on the Fund over the next year. Over the near term, the Federal Reserve may make another move to slow down the economy and take a proactive stance against inflation. This outlook warrants the continued use of a barbell strategy to quickly take advantage of any higher rates caused by more tightening. If it becomes apparent that the Fed has finished its rate hikes for awhile, we would reduce our position in repurchase agreements and invest more heavily in money market securities with longer maturities.

LOGO
Andrew T. Linton
Fund Manager

LOGO
Gary J. Madich, CFA
Senior Managing Director of Fixed-Income Securities

                                                AVERAGE ANNUAL
CLASS OF SHARES     7 DAY YIELD     1 YEAR       TOTAL RETURN 5 YEARS SINCE
INCEPTION
   Fiduciary            5.03         5.07        4.27            5.51
    Class A             4.78         4.81        4.01            3.95

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                      The One Group Municipal Money Market Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

PERFORMANCE
The seven-day yield on The One Group Municipal Money Market Fund Fiduciary share class was 3.63% on June 30, 1997, compared to 3.00% on June 30, 1996. (For investors in the 39.6% federal income tax bracket, the June 30, 1997, tax-free yield translates to a tax-equivalent yield of 6.08%.)

During the past year, short-term tax-exempt rates moved within a wide trading range of 2.75% to 4.75%. This interest rate volatility was attributed primarily to irregular and seasonal shifts in the supply and demand for short-term issues. When the volume or supply of eligible issues was not able to keep pace with the demand from short-term buyers, interest rates moved downward near the lower end of the trading range.

These periods of market strength were apparent during January and July, as heavy cash flows into the market exceeded the limited supply. Conversely, during April and December, when the available market supply surpassed demand, rates moved upward significantly to attract buyers. As these technical factors of the short-term tax-exempt market operated against the backdrop of economic growth and possible inflationary pressures, interest rates moved moderately upward throughout the year.

STRATEGIES AND TACTICS
Due to the technical nature of the short-term tax-exempt market, our ongoing investment strategy is to focus on selecting the appropriate mix of variable-rate and fixed-rate securities to react to and take advantage of changing market conditions. For the most part, we favored the variable-rate sector over the fixed-rate sector to take advantage of the moderate upward shift in interest rates evident during the year. Because variable-rate issues tend to reset more frequently to changing market conditions, they offered more attractive yields.

Throughout the year, the yield curve also shifted in an abrupt fashion. To help compensate for unexpected changes in the yield curve, we maintained the Fund's average maturity within a range of 35 days to 60 days, which was generally less than the industry average. The Fund ended the year with an average maturity of 37 days, compared to 55 days on June 30, 1996.

OUTLOOK
We believe that the near-term outlook for the short-term tax-exempt market continues to look favorable. As long as economic growth continues and inflation remains under control, we don't anticipate making any changes in our ongoing investment strategy. Furthermore, the Fund currently is positioned to take advantage of ever-changing market conditions to seek to provide an attractive and competitive return for our shareholders.

LOGO
Thomas W.Cary
Fund Manager

LOGO
Gary J. Madich, CFA
Senior Managing Director of Fixed-Income Securities

                                                AVERAGE ANNUAL
CLASS OF SHARES     7 DAY YIELD     1 YEAR       TOTAL RETURN 5 YEARS SINCE
INCEPTION
   Fiduciary            3.63         3.19        2.82            3.89
    Class A             3.38         2.97        2.59            2.56

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                    The One Group Treasury Only Money Market Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

PERFORMANCE
The seven-day yield on The One Group Treasury Only Money Market Fund was 5.12% on June 30, 1997, up from 5.00% on June 30, 1996.

The Fund's yield reflects the slight increase in interest rates brought on by the Federal Reserve's only monetary policy adjustment during the fiscal year--a 0.25% federal funds rate hike on March 25, 1997. Interim rate movements were fairly moderate, and they reflected market participants' changing views on economic strength and whether that strength would lead to inflationary pressures requiring Federal Reserve action.

STRATEGIES AND TACTICS
The portfolio continued to benefit from a "barbell" maturity structure, a common technique that involves investing in securities at the long and short ends of a particular maturity range instead of those with intermediate maturities.

This strategy led to an average maturity of 49 days on June 30, 1997, enabling the Fund to maintain its "AAA" average quality rating--the best possible--from Standard & Poor's and Moody's Investors Service. This rating indicates that the Fund's securities are of the highest quality and offer the lowest risk. In order to receive this rating, a fund must have an average maturity no greater than 60 days.
OUTLOOK
Economic activity and how it influences the Federal Reserve's policies will have a direct effect on the Fund over the next year. Over the near term, the Federal Reserve may make another move to slow down the economy and take a proactive stance against inflation. As investors factor this potential rate hike into the market, the yield curve should steepen, meaning securities with longer maturities would offer higher yields. If this happens, we would extend the Fund's average weighted maturity to take advantage of a steeper yield curve.

Andrew T. Linton Signature
Andrew T. Linton
Fund Manager

Gary J. Madich Signature
Gary J. Madich, CFA
Senior Managing Director of Fixed-Income Securities

                            AVERAGE ANNUAL
7 DAY YIELD     1 YEAR       TOTAL RETURN 5 YEARS SINCE INCEPTION
    5.12         5.24         NA             4.67

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                      INFORMATION ABOUT THE PROPOSED TRANSACTION

INTRODUCTION

     This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies from the shareholders of Marquis Institutional, Marquis Treasury Securities, Marquis Tax-Exempt, Marquis Government, Marquis Strategic Income, Marquis Louisiana, Marquis Balanced, Marquis Value, Marquis Growth, Marquis Small Cap and Marquis International by and on behalf of the Trustees of Marquis Funds for use at a Meeting to approve the reorganization of the Marquis Funds. The Meeting will be held at the offices of SEI Investments Company at One Freedom Valley Road, Oaks, Pennsylvania on Thursday, July 30, 1998. This Combined Prospectus/Proxy Statement and the enclosed form of proxy are being mailed to shareholders of the Marquis Funds on or about July 3, 1998.

     Any shareholder may revoke a proxy once the proxy is given. The shareholder revoking such proxy must either submit to the appropriate Marquis Fund a subsequently dated proxy, deliver to the appropriate Marquis Fund a written notice of revocation, or otherwise give written notice of revocation in person at the Meeting. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposal (set forth in Item (1) of the Notice of Special Meeting of Shareholders).

     Only shareholders of record on May 18, 1998 will be entitled to notice of and to vote at the Meeting. Each share as of the close of business on May 18, 1998, is entitled to one vote.

     The Trustees of Marquis Funds know of no matters other than those set forth herein to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Trustees' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

TERMS OF THE PROPOSED REORGANIZATION

     Shareholders of Marquis Institutional, Marquis Treasury Securities, Marquis Tax-Exempt, Marquis Government, Marquis Strategic Income, Marquis Louisiana, Marquis Balanced, Marquis Value, Marquis Growth, Marquis Small Cap and Marquis International are being asked to approve or disapprove of an Agreement and Plan of Reorganization involving the Marquis Funds and the One Group Funds.
According to the Agreement and Plan of Reorganization, Marquis Institutional, Marquis Treasury Securities, Marquis Tax-Exempt, Marquis Government, Marquis Strategic Income, Marquis Louisiana, Marquis Balanced, Marquis Value, Marquis Growth, Marquis Small Cap and Marquis International would be merged with and into One Group Treasury Only, One Group Treasury Securities, One Group Tax-Exempt, One Group Government, One Group Income, One Group Louisiana, One Group Balanced, One Group Value, One Group Growth, One Group Small Cap and One Group International Index, respectively, on or about August 10, 1998 (the "Exchange Date"). On the Exchange Date, the Marquis Funds will transfer all of their assets and liabilities to the corresponding One Group Funds in exchange for shares of the corresponding One Group Fund having an aggregate net asset value equal to the aggregate value of the net assets acquired from the corresponding Marquis Fund. The assets and liabilities of the Marquis Funds and The One Group Funds will be valued as of the close of trading on the New York Stock Exchange on the business day next preceding the Exchange Date. The following discussion is qualified in its entirety by the full text of the Agreement and Plan of Reorganization which is attached as Exhibit A to this Combined Prospectus/Proxy Statement.

     Following the transfer, the Marquis Funds will be dissolved and shares of the respective One Group Funds received by the corresponding Marquis Fund will be distributed to Marquis Fund shareholders in liquidation of the Marquis Funds. As a result of the proposed transaction, a Marquis Institutional, Marquis Treasury Securities, Marquis Tax-Exempt, Marquis Government, Marquis Strategic Income, Marquis Louisiana, Marquis Balanced, Marquis Value, Marquis Growth, Marquis Small Cap and Marquis International shareholder will receive, on a tax-free basis, a number of full and fractional shares equal in value at the date of the exchange to the value of the net assets of the respective Marquis Fund transferred to One Group Treasury Only, One Group Treasury Securities, One Group Tax-Exempt, One Group Government, One Group Income, One Group Louisiana, One Group Balanced, One Group Value, One Group Growth, One Group Small Cap and One Group International Index respectively, attributable to the shareholder. If you own Class A shares of the Marquis Fund and are a financial organization authorized to act in a fiduciary, advisory, agency, custodial or similar capacity, or you own Trust Class shares, you will receive One Group Fiduciary Class shares. If you otherwise own Marquis Class A, Retail Class or Sweep Class shares, you will receive One Group Class A shares. Shareholders holding Marquis Class B shares will receive One Group
Class B shares. If you are invested in Marquis Institutional, you will receive shares of One Group Treasury Only Fund.

     Marquis Funds, on behalf of each of the Marquis Funds, will pay to the respective One Group Funds any interest and cash dividends received by the corresponding Marquis Fund after the Exchange Date with respect to the investments transferred to the respective One Group Fund. In addition, Marquis Funds, on behalf of each of the Marquis Funds, will transfer to the respective One Group Fund any rights, stock dividends or other securities received by the corresponding Marquis Fund after the Exchange Date as stock dividends or other distributions with respect to the investments transferred. Such rights, stock dividends and other securities shall be deemed included in the assets transferred to the One Group Funds at the Exchange Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Exchange Date shall be included in the determination of the value of the assets of the respective Marquis Funds acquired by the corresponding One Group Funds.

     At a meeting on May 18, 1998, the Trustees of Marquis Funds unanimously approved the Agreement and Plan of Reorganization and determined that the reorganization of the Marquis Funds and the One Group Funds would be in the best interests of each Fund. The Trustees further determined that the interests of existing shareholders of each Fund would not be diluted upon effectuation of the reorganization. Consequently, the Trustees recommend approval of the Agreement and Plan of Reorganization for the following reasons:

1.  ENHANCED RANGE OF INVESTMENT OPTIONS

Investors in The One Group enjoy a wide array of investment options and strategies. The One Group currently consists of thirty-three (33) operational funds, including ten different equity funds, each with a distinct style or strategy. In addition, The One Group offers seven municipal bond funds, each focusing on a different state or strategy, as well as six money market funds, six taxable bond funds and four fund of funds. This range of strategies permits an investor in The One Group to participate at any point in time in the styles currently prevalent in the market. Shareholders are free to make exchanges between each of these funds (excluding The One Group Institutional Money Market Funds). Thus, if the Agreement and Plan of Reorganization is approved, you will have increased investment options and greater flexibility to change investments.

2.  TAX-FREE CONVERSION OF MARQUIS FUNDS SHARES

If you were to redeem your investment in the Marquis Funds in order to invest in a One Group Fund or another investment product, you would recognize gain or loss for Federal income tax purposes upon the redemption of those shares. By contrast, the proposed reorganization of each Marquis Fund will permit shareholders of the Marquis Funds to exchange their investment in the Marquis Funds for an investment in the One Group Funds without recognition of gain or loss for Federal income tax purposes. After the reorganization, as a shareholder of an open-end fund, you will continue to be free to redeem any or all of your shares at net asset value (other than Class B shares) at any time. At that time, a taxable gain or loss would be recognized.

3.  INVESTMENT LEVERAGE AND MARKET PRESENCE

The merger is expected to result in greater investment leverage and market presence for The One Group. If the Agreement and Plan of Reorganization is approved, The One Group would have approximately $28 billion in assets under management. Fund investment opportunities increase as assets increase.

In addition, you could benefit from any resulting economies of scale attributable to the larger asset size of the One Group Funds.

4.  PERFORMANCE

The total returns of the One Group Funds are competitive with, and in most cases superior to, those of the Marquis Funds. For information regarding the total returns of each of the Funds in question, see "Financial Highlights" in the One Group and Marquis Funds Prospectuses accompanying this Combined Prospectus/Proxy Statement. Of course, past performance does not predict future results.


                                     Marquis Institutional   The One Group Treasury
                                     Money Market Fund       Only Money Market Fund
                                     ---------------------   ----------------------
YTD Ending 3/31/98                           1.31%               1.30%
1 Year Annualized 12/31/97                   5.35%               5.28%
3 Year Annualized - 12/31/97                 NA                  5.39%
5 Year Annualized - 12/31/97                 NA                  NA
Average Net Assets 12/31/97 ($MM)            $66                 $555
Total Fund Net Assets 12/31/97 ($MM)         $55                 $769


                                      Marquis Treasury Securities        The One Group U.S. Treasury
                                          Money Market Fund              Securities Money Market Fund
                                      ---------------------------        ----------------------------
                                      Retail  Trust   Cash Sweep      Class A Fiduciary
                                      ------  -----   ----------      ------- ---------
YTD Ending 3/31/98                    1.25%   1.20%   1.13%           1.20%   1.26%
1 Year Annualized -  12/31/97         4.90%   5.10%   NA              4.87%   5.14%
3 Year Annualized - 12/31/97          4.98%   5.18%   NA              5.02%   5.28%
5 Year Annualized - 12/31/97          NA      NA      NA              4.24%   4.50%
Average Net Assets 12/31/97 ($MM)     $598    $560    $ 86            $553    $2,321
Total Fund Net Assets - 12/31/97      $635    $599    $186            $841    $2,681


                                      Marquis Tax-Exempt                    The One Group
                                      Money Market Fund               Municipal Money Market Fund
                                      ------------------              ---------------------------
                                      Retail                          Class A Fiduciary
                                      ------                          ------- ---------
YTD Ending 3/31/98                    0.70%                           0.68%   0.74%
1 Year Annualized - 12/31/97          3.17%                           3.05%   3.31%
3 Year Annualized - 12/31/97          NA                              3.10%   3.35%
5 Year Annualized - 12/31/97          NA                              2.70%   2.93%
Average Net Assets 12/31/97 ($MM)     $ 91                            $67     $489
Total Fund Net Assets - 12/31/97      $126                            $96     $500


                                      Marquis Government                 The One Group
                                        Securities Fund               Government Bond Fund
                                      ------------------              --------------------
                                      Class A Class B                 Class A Fiduciary Class B
                                      ------- -------                 ------- --------- -------
YTD Ending 3/31/98                    1.58%   1.28%                   1.54%   1.60%     1.39%
1 Year Annualized - 12/31/97          7.96%   7.25%                   9.49%   9.76%     8.80%
3 Year Annualized - 12/31/97          8.53%   7.73%                   9.68%   9.97%     9.00%
5 Year Annualized - 12/31/97          NA      NA                      NA      NA        NA
Average Net Assets 12/31/97 ($MM)     $151    $ 1                     $35     $727      $ 12
Total Fund Net Assets - 12/31/97      $147    $ 1                     $32     $810      $ 15

                                      Marquis Strategic       The One Group
                                      Income Fund             Income Bond Fund
                                      -----------             ----------------


                                          83

                                      Class A Class B         Class A Fiduciary  Class B
                                      ------- -------         ------- ---------  -------
YTD Ending 3/31/98                    1.16%   0.98%           1.62%   1.58%      1.46%
1 Year Annualized - 12/31/97          NA      NA              7.05%   7.31%      6.26%
3 Year Annualized - 12/31/97          NA      NA              9.01%   9.27%      8.33%
5 Year Annualized - 12/31/97          NA      NA              6.04%   6.31%      NA
Average Net Assets 12/31/97 ($MM)     $ 14    $ 1             $ 14    $738       $ 11
Total Fund Net Assets - 12/31/97      $ 16    < $ 1           $ 15    $816       $ 14


                                        Marquis Louisiana     The One Group Louisiana
                                       Tax-Free Income Fund   Municipal Bond Fund
                                      ----------------------  -------------------
                                      Class A Class B         Class A Fiduciary  Class B
                                      ------- -------         ------- ---------  -------
YTD Ending 3/31/98                    0.81%   0.53%           0.94%   0.90%      0.68%
1 Year Annualized - 12/31/97          7.31%   6.54%           7.04%   7.41%      6.46%
3 Year Annualized - 12/31/97          8.45%   7.65%           7.70%   7.90%      7.03%
5 Year Annualized - 12/31/97          NA      NA              5.93%   6.05%      NA
Average Net Assets 12/31/97 ($MM)     $ 32    $ 1             $ 50    $113       $ 4
Total Fund Net Assets - 12/31/97      $ 40    $ 2             $ 49    $103       $ 4


                                      Marquis Balanced Fund   The One Group Asset Allocation Fund
                                      ---------------------   -----------------------------------
                                      Class A Class B         Class A Fiduciary  Class B
                                      ------- -------         ------- ---------  -------
YTD Ending 3/31/98                    7.18%   6.87%           7.92%   7.99%      7.78%
1 Year Annualized - 12/31/97          21.65%  20.78%          22.26%  22.58%     21.41%
3 Year Annualized - 12/31/97          18.02%  17.16%          19.67%  20.01%     18.84%
5 Year Annualized - 12/31/97          NA      NA              NA      NA         NA
Average Net Assets 12/31/97 ($MM)     $126    $ 3             $ 30    $ 94       $45
Total Fund Net Assets - 12/31/97      $133    $ 4             $ 39    $ 95       $70

                                         Marquis Value             The One Group
                                          Equity Fund         Disciplined Value Fund
                                      --------------------    ----------------------
                                      Class A Class B         Class A Fiduciary  Class B
                                      ------- -------         ------- ---------  -------
YTD Ending 3/31/98                    10.27%  10.12%          8.39%   9.54%      8.22%
1 Year Annualized - 12/31/97          37.10%  36.04%          34.88%  35.10%     33.83%
3 Year Annualized - 12/31/97          28.44%  27.52%          25.32%  25.65%     24.39%
5 Year Annualized - 12/31/97          NA      NA              17.16%  17.39%     NA
Average Net Assets 12/31/97 ($MM)     $119    $  8            $25     $552       $20
Total Fund Net Assets - 12/31/97      $132    $ 10            $29     $591       $25

                                           Marquis                  The One Group
                                      Growth Equity Fund      Growth Opportunities Fund
                                      ---------------------   -------------------------
                                      Class A Class B         Class A Fiduciary  Class B
                                      ------- -------         ------- ---------  -------
YTD Ending 3/31/98                    11.31%  11.08%          13.63%  13.68%     13.39%
1 Year Annualized - 12/31/97          27.33%  26.45%          29.78%  30.08%     28.67%
3 Year Annualized - 12/31/97          NA      NA              25.69%  26.01%     24.78%
5 Year Annualized - 12/31/97          NA      NA              16.47%  16.78%     NA
Average Net Assets 12/31/97 ($MM)     $29     $ 1             $46     $623       $40
Total Fund Net Assets - 12/31/97      $37     $ 2             $63     $734       $62

                                                                 The One Group Small


                                          84



                                        Marquis Small Cap
                                           Equity Fund        Small Capitalization Fund
                                      ----------------------  --------------------------
                                      Class A Class B         Class A Fiduciary  Class B
                                      ------- -------         ------- ---------  -------
YTD Ending 3/31/98                    11.67%  11.46%          11.39%  11.46%     11.20%
1 Year Annualized - 12/31/97          11.27%  10.54%          28.41%  28.78%     27.47%
3 Year Annualized - 12/31/97          22.72%  21.82%          21.90%  22.06%     20.98%
5 Year Annualized - 12/31/97          16.23%  15.37%          12.52%  12.61%     NA
Average Net Assets 12/31/97 ($MM)     $ 3     < $ 1           $18     $82        $ 4
Total Fund Net Assets - 12/31/97      $ 4     < $ 1           $18     $87        $ 5


                                      Marquis International           The One Group
                                      Equity Fund             International Equity Index Fund
                                      --------------------    --------------------------------
                                      Class A Class B         Class A Fiduciary  Class B
                                      ------- -------         ------- ---------  -------
YTD Ending 3/31/98                    15.47%  15.32%          15.36%  15.36%     15.11%
1 Year Annualized - 12/31/97          (2.66%) (3.33%)         5.44%   5.68%      4.70%
3 Year Annualized - 12/31/97          5.53%   4.73%           7.26%   7.48%      6.31%
5 Year Annualized - 12/31/97          7.49%   6.66%           NA      10.83%     NA
Average Net Assets 12/31/97 ($MM)     $ 2     < $ 1           $13     $423       $ 11
Total Fund Net Assets - 12/31/97      $ 2     < $ 1           $16     $442       $ 11


Please keep in mind, if you are a financial organization authorized to act in a fiduciary, custodial, advisory or similar capacity and owned Class A shares of the Marquis Funds, or you own Trust Class Shares, you will receive Fiduciary Class shares of The One Group.

5.  MANAGEMENT FEES

Following the merger of the Marquis Funds with the One Group Funds, investment advisory fees will, for the most part, be reduced. Below is a comparison of the current investment advisory fee paid by each of the Marquis Funds and the fee that will be assessed following the merger:


      Current (1)                              Proposed (2)
      -------                                  --------
Marquis Institutional          .04%      One Group Treasury Only         .08%
Marquis Treasury Securities    .30%      One Group Treasury Securities   .30%
Marquis Tax-Exempt             .44%      One Group Municipal             .25%
Marquis Government             .51%      One Group Government            .45%
Marquis Strategic Income       .31%      One Group Income                .40%
Marquis Louisiana              .35%      One Group Louisiana             .40%
Marquis Balanced               .71%      One Group Asset Allocation      .55%
Marquis Value                  .74%      One Group Value                 .74%
Marquis Growth                 .72%      One Group Growth                .74%
Marquis Small Cap             1.19%      One Group Small Cap             .74%
Marquis International         1.05%      One Group International         .55%

---------------------------

     (1) Absent waivers, Management Fees would be .15% for Marquis Institutional, .45% for Marquis Tax-Exempt, .55% for Marquis Government, .74% for Marquis Strategic Income, .35% for Marquis Louisiana, .74% for Marquis Balanced, 1.40% for Marquis Small Cap, and 1.36% for Marquis International.

     (2) Absent waivers, Management Fees would be .35% for One Group Treasury Securities, .35% for One Group Municipal, .60% for One Group Income, .60% for One Group Louisiana, .65% for One Group Asset Allocation.

Although the Management Fees for One Group Treasury Only, One Group Income, One Group Louisiana and One Group Growth are slightly higher than those paid by the corresponding Marquis Funds, the level of fees prior to voluntary waiver of fees is generally lower for the One Group Funds. There is no guarantee that Banc One Investment Advisors will continue to waiver a portion of the Management Fees that it charges the Marquis Funds.

While the Management Fees for those four funds may be slightly higher, Banc One Investment Advisors possesses superior investment management resources that enable the One Group Funds to achieve and sustain a high level of performance. In order to develop and maintain a money market expertise, Banc One Investment Advisors invested a substantial amount of resources in attracting and retaining qualified investment professionals, as well as system support. Significant investments also have been made to develop a dynamic equity research group that has fifteen dedicated analysts that follow eleven major market sectors and 37 specific industries. In addition, a highly efficient and effective trading operation exists which ultimately benefits the Funds through securities trades executed at costs lower than industry standards.

FEDERAL TAX OPINIONS

As part of the reorganization, The One Group will have received an opinion of Ropes & Gray, counsel to The One Group addressed to The One Group and each One Group Fund and to Marquis Portfolio and each Marquis Fund, in a form reasonably satisfactory to The One Group and Marquis Funds and dated the Exchange Date, to the effect that for Federal income tax purposes (i) the reorganization will be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code") and each of the One Group Funds and the Marquis Funds will be a "party to a reorganization" within the meaning of Section 368(b); (ii) under Section 361 of the Code, no gain or loss will be recognized by any Marquis Fund upon the transfer of its assets to the corresponding One Group Fund in exchange for shares of such One Group Fund and the assumption by such One Group Fund of the liabilities of the Marquis Fund; (iii) under Section 354 of the Code, no gain or loss will be recognized by the shareholders of any Marquis Fund upon the exchange of their shares for shares of the corresponding One Group Fund; (iv) under
Section 358 of the Code, the basis of the shares a Marquis Fund shareholder receives in connection with the transaction will be the same as the basis of his or her Marquis Fund shares exchanged therefor; (v) under Section 1223(1) of the Code, a Marquis shareholder's holding period for his or her shares will be determined by including the period for which he or she held the Marquis Fund shares exchanged therefor, provided that he or she held such Marquis Fund shares as capital assets; (vi) under Section 1032 of the Code, no gain or loss will be recognized by any One Group Fund upon the receipt of the assets of the corresponding Marquis Fund in exchange for shares and the assumption by the One Group Fund of the liabilities of the corresponding Marquis Fund; (vii) under Section 362 of the Code, the basis in the hands of the One Group Fund of the assets of the corresponding Marquis Fund transferred to the One Group Fund will be the same as the basis of the assets in the hands of the corresponding Marquis Fund immediately prior to the transfer; and (viii) under Section 1223(2) of the Code, the holding periods of the Marquis Fund's assets in the hands of the corresponding One Group Fund will include the periods during which such assets were held by the Marquis Funds.

FEES AND EXPENSES OF THE REORGANIZATION

All fees and expenses, including accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the consummation by One Group and Marquis Funds of the transactions contemplated by this Agreement and Plan of Reorganization will be paid by the party directly incurring such fees and expenses, except that the costs of proxy materials and proxy solicitation, including legal expenses, will be borne by The One Group; PROVIDED HOWEVER, that such expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of any One Group or Marquis Fund, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Code.

COMPARISON OF SHAREHOLDER RIGHTS

Both the One Group Funds and the Marquis Funds are series of open-end management investment companies. As shown above, each Fund has substantially similar purchase and redemption procedures, sales charge structure, exchange and conversion privileges, and voting rights.

EXISTING AND PRO FORMA CAPITALIZATION

The following tables set forth as of December 31, 1997, (I) the capitalization of the Marquis Funds and the One Group Funds and (ii) the pro forma capitalization of the Marquis Funds and the One Group Funds as adjusted giving effect to the proposed acquisition of assets at net asset value:


                                                    The One Group          The Marquis Funds       Proforma Combined
                                                     Net Assets               Net Assets               Net Assets
                                                      12/31/97                 12/31/97
Municipal Money Market Fund                        596,488,477.06           126,250,090.92           722,738,567.98
Treasury Only Money Market Fund                    768,616,544.09            54,714,216.21           823,330,760.30
U.S. Treasury Securities Money Market Fund       3,521,750,412.00         1,420,509,488.58         4,942,259,900.58
Government Bond Fund                               856,655,495.86           148,429,107.42         1,005,084,603.28
Income Bond Fund                                   844,256,516.13            16,097,233.37           860,353,749.50
Louisiana Municipal Bond Fund                      155,949,852.52            42,278,783.52           198,228,636.04
Small Capitalization Fund                          110,282,705.76             4,602,313.97           114,885,019.73
Assets Allocation Fund                             203,458,349.47           136,972,926.18           340,431,275.65
International Equity Index Fund                    468,551,463.80             2,699,244.31           471,250,708.11
Disciplined Value Fund                             645,995,074.65           142,130,160.72           788,125,235.37
Growth Opportunities Fund                          858,524,541.12            38,600,655.09           897,125,196.21


                                  VOTING INFORMATION

A proxy may be revoked at any time at or before the meeting by submitting to the appropriate Marquis Fund a subsequently dated proxy, delivering a written notice of revocation to the appropriate Marquis Fund at the offices of SEI Investments Company, One Freedom Valley Road, Oaks, Pennsylvania 19456, or as otherwise described in the "Introduction" above. Unless revoked, all valid proxies will be voted in accordance with the instructions thereon or, in the absence of instructions, will be voted FOR approval of the Agreement and Plan of Reorganization. The transaction contemplated by the Agreement and Plan of Reorganization will be consummated only if approved by the affirmative vote of a majority of all votes attributable to the voting securities of each class of each Marquis Fund voting separately as a class. In the event the shareholders do not approve the reorganization, the Marquis Trustees will consider possible alternative arrangements in the best interests of the Marquis Funds and their shareholders. Shares of the Marquis Funds are redeemable for cash at net asset value on Monday through Friday, except Federal holidays and Good Friday. See "Redemption Procedures" in the One Group and Marquis Prospectuses accompanying this Combined Prospectus/Proxy Statement.

In the event that a quorum for a particular Marquis Fund is not present at the Meeting, or in the event that a quorum is present at the Meeting but insufficient votes from a particular Marquis Fund have been received to approve the Agreement and Plan of Reorganization and the transactions contemplated therein, the persons named as proxies may propose one or more adjournments of the Meeting with respect to that Marquis Fund in order to permit further proxy
solicitations.   A majority of those shares of the Marquis Fund that are
affected by the adjournment that are represented at the Meeting in person or by proxy must vote for the adjournment. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the Agreement and Plan of Reorganization, for the adjournment, and will vote those proxies required to be voted AGAINST such proposals against any adjournment. A shareholder vote may be taken with respect to one or more Marquis Funds prior to any adjournment if sufficient votes have been received for approval with respect to any such Marquis Fund.

Proxies are being solicited primarily by mail, but also may be made by telephone, telegraph or personal interview conducted by certain officers or employees of Marquis Funds or SEI Investments Company. Shareholders of record on the close of business on May 18, 1998 (the "Record Date"), will be entitled to vote at the Meeting or any adjournment thereof. The holders of a majority of votes attributable to the outstanding voting shares of each Marquis Fund represented in person or by proxy at the Meeting will constitute a quorum for the Meeting; however, the affirmative vote of the lesser of (a) 67% or more of the votes attributable to all voting securities of each class of each Marquis Fund present at such Meeting if holders of more than 50% of the votes attributable to all voting securities of each class of each Marquis Fund are present or represented by proxy or (b) more than 50% of the votes attributable to the outstanding voting securities of each class of each Marquis Fund is necessary to approve the reorganization. Shareholders are entitled to one vote per share and a proportionate fractional vote for any fractional share.

Votes cast by proxy or in person at the Meeting will be counted by the Inspector of Election appointed by Marquis Funds. The Inspector of Election will count the total number of votes cast FOR approval of the proposal for purposes of determining whether sufficient affirmative votes have been cast. The Inspector of Election will count shares represented by proxies that reflect abstentions as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum; however, the Inspector of Election will not count "broker non-votes" (I.E., shares held by brokers or nominees as to which (I) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have the discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. For purposes of determining whether an issue has been approved, abstentions have the effect of a negative vote on the proposal, and broker non-votes are treated as "against" votes in those instances where approval of an issue requires a certain percentage of all votes outstanding, but are given no effect in those instances where approval of an issue requires a certain percentage of the votes constituting the quorum for such issue.

As of May 18, 1998, as shown on the books of Marquis Funds, there were issued and outstanding 1,521,821,673.357 shares of beneficial interest of the Marquis Funds allocated among the Funds and classes as follows:

               MARQUIS INSTITUTIONAL
               a.  Institutional                      107,052,951.010
               MARQUIS TREASURY SECURITIES
               a.  Retail Class                       660,020,895.570
               b.  Trust Class                        466,724,488.280
               c.  Cash Sweep Class                   181,308,422.190
               MARQUIS TAX-EXEMPT
               a.  Retail Class                       114,760,760.170

               MARQUIS GOVERNMENT
               a.  Class A Shares                      14,855,387.087
               b.  Class B Shares                         127,018.143
               MARQUIS STRATEGIC INCOME
               a.  Class A Shares                       1,620,887.081
               b.  Class B Shares                          58,929.640

               MARQUIS LOUISIANA
               a.  Class A Shares                       4,966,265.443
               b.  Class B Shares                         196,788.867
               MARQUIS BALANCED
               a.  Class A Shares                      11,085,256.811
               b.  Class B Shares                         376,700.205
               MARQUIS GROWTH
               a.  Class A Shares                       2,413,303.618
               b.  Class B Shares                         135,410.068
               MARQUIS SMALL CAP
               a.  Class A Shares                         367,724.100
               b.  Class B Shares                          47,120.594
               MARQUIS INTERNATIONAL
               a.  Class A Shares                         162,873.279
               b.  Class B Shares                          29,789.378

     As of May 18, 1998, the officers and Trustees of Marquis Funds as a group beneficially owned less than 1% of the outstanding Class A and Class B shares of the Marquis Funds. As of May 18, 1998, to the best of the knowledge of Marquis Funds the following owned beneficially 5% or more of the outstanding Class A, Class B, Trust Class, Retail Class and Cash Sweep Class shares of the following Marquis Funds:

                                                              PERCENTAGE OF
NAME AND ADDRESS                  FUND/CLASS                  OWNERSHIP          TYPE OF OWNERSHIP
----------------                  ----------                  ---------          -----------------
ENBECEE Company                   Strategic Income Bond Fund   44.71%            Record
c/o FNBC                          Class A
Trust Group Services
P.O. Box 61837
New Orleans, LA  70161-1837

ENBECEE Company                   Strategic Income Bond Fund   42.31%            Record
c/o FNBC                          Class A
Trust Group Services
P.O. Box 61837
New Orleans, LA  70161-1837

NFSC FEBO #093-992380             Strategic Income Bond Fund    5.27%            Beneficial
FNBC CUST                         Class A
IRA of Saul A. Mintz
P.O. Box 6058
Monroe, LA  71211-6058

NFSC FEBO #093-802328             Strategic Income Bond Fund   10.71%            Record
James J. Martin, Jr.              Class B
2031 Dupard Street
Mandeville, LA  70448-3713

NFSC FEBO #093-940542             Strategic Income Bond Fund    9.85%            Beneficial
FNBC CUST                         Class B
IRA of D. W. Dendy
124 Oak Circle
Monroe, LA  71203-2722

NFSC FEBO #093-761036             Strategic Income Bond Fund    9.80%            Beneficial
FNBC CUST                         Class B
IRA of Bobbie H. Brister
738 Wallace Dean Road
West Monroe, LA  71291-7751

NFSC FEBO #OG9-809195             Strategic Income Bond Fund    9.04%            Beneficial
CNB CUST FBO                      Class B
Charles W. Herbert, Jr. IRA
1528 Oakdale Drive
Baton Rouge, LA  70810-3107

NFSC FEBO #093-760544             Strategic Income Bond Fund    8.76%            Record
James W. McLemore &               Class B
Marguerete D. McLemore
204 Fair Avenue
Winnsboro, LA  71295-2118

NFSC FEBO #093-760536             Strategic Income Bond Fund    8.64%            Record
David G. McLemore &               Class B
Deborah C. McLemore
204 Fair Avenue
Winnsboro, LA  71295-2118

NFSC FEBO #093-696749             Strategic Income Bond Fund    7.14%            Beneficial
First NBC CUST                    Class B
IRA of Walter A. Robelot, Sr.
2537 Mississippi Avenue
Metairie, LA  70003-5441

NFSC FEBO #093-465933             Strategic Income Bond Fund    6.79%            Record
Joseph R. Wozniak                 Class B
1322 North Lopez
New Orleans, LA  70119-3126

ENBECEE Company                   Treasury Securities Money    99.97%            Record
c/o FNBC                          Market Fund
Trust Group Services              Trust Class
P.O. Box 61837
New Orleans, LA  70161-1837

National Financial Services Corp  Treasury Securities Money    54.39%            Beneficial
for the Exclusive Benefit of      Market Fund
our Customers                     Retail Class
P.O. Box 3752
Church Street Station
New York, NY  10008-3752

ENBECEE Company                   Treasury Securities Money    45.57%            Record
Attn: Cash Sweep                  Market Fund
P.O. Box 61837                    Retail Class
New Orleans, LA  70161-1837

ENBECEE Company                   Treasury Securities Money   100.00%            Record
Attn: Cash Sweep                  Market Fund
P.O. Box 61837                    Cash Sweep Class
New Orleans, LA  70161-1837

ENBECEE Company                   Government Securities Fund   52.92%            Record
c/o  FNBC                         Class A
Trust Group Services
P.O. Box 61837
New Orleans, LA  70161-1837

ENBECEE Company                   Government Securities Fund   45.06%            Record
c/o FNBC                          Class A
Trust Group Services
P.O. Box 61837
New Orleans, LA  70161-1837

NFSC FEBO #OG9-849944             Government Securities Fund   19.28%            Beneficial
CNB CUST                          Class B
IRA Ben L. Day
19664 Perkins Road East
Baton Rouge, LA  70810-6012

NFSC FEBO #093-934364             Government Securities Fund   10.51%            Beneficial
FNBC CUST                         Class B
IRA of Josephine W. Sciartilli
6901 Veterans Boulevard No. 33
Metairie, LA  70003

NFSC FEBO #093-654426             Government Securities Fund    9.46%            Record
Don S. Carlos                     Class B
629 Verret
Houma, LA  70360-4653

NFSC FEBO #093-522996             Government Securities Fund    7.10%            Record
Noelie M. Gatipon                 Class B
8241 Birch Street
New Orleans, LA  70118

ENBECEE Company                   Louisiana Tax-Free Income    29.00%            Record
c/o FNBC                          Fund
Trust Group Services              Class A
P.O. Box 61837
New Orleans, LA  70161-1837

NFSC FEBO #093-878510             Louisiana Tax-Free Income    20.44%            Record
Salvador A. Mangano               Fund
Mabel B. Mangano                  Class B
P.O. Box 35
Violet, LA  70092-0035

NFSC FEBO #093-219223             Louisiana Tax-Free Income    10.05%            Record
W. Shiles McCord                  Fund
3737 Essen Lane #61               Class B
Baton Rouge, LA  70809-2169

NFSC FEBO #OG9-497215             Louisiana Tax-Free Income     7.09%            Record
Mr. Jack F. Worthy                Fund
1340 Chevelle Drive               Class B
Baton Rouge, LA  70806-7811

NFSC FEBO #OG9-647438             Louisiana Tax-Free Income     6.96%            Record
Richard J. Dodson                 Fund
Securities Account                Class B
628 North Boulevard
Baton Rouge, LA  70802-5721

ENBECEE Company                   Balanced Fund                91.26%            Record
c/o FNBC                          Class A
Trust Group Services
P.O. Box 61837
New Orleans, LA  70161-1837

ENBECEE Company                   Balanced Fund                 5.89%            Record
c/o FNBC                          Class A
Trust Group Services
P.O. Box 61837
New Orleans, LA  70161-1837

ENBECEE Company                   Value Equity Fund            47.99%            Record
c/o FNBC                          Class A
Trust Group Services
P.O. Box 61837
New Orleans, LA  70161-1837

ENBECEE Company                   Value Equity Fund            40.71%            Record
c/o FNBC                          Class A
Trust Group Services
P.O. Box 61837
New Orleans, LA  70161-1837

ENBECEE Company                   Institutional Money Market  100.00%            Record
Attn: Trust Services              Fund
Cash Sweep
P.O. Box 61837
New Orleans, LA  70161-1837

National Financial Services       Tax Exempt Money Market      48.95%            Beneficial
Corp for the Exclusive            Fund
Benefit of our Customers          Retail Class
P.O. Box 3752
Church Street Station
New York, NY  10008-3752

ENBECEE Company                   Tax Exempt Money Market      41.73%            Record
c/o FNBC                          Fund
Trust Group Services              Retail Class
P.O. Box 61837
New Orleans, LA  70161-1837

ENBECEE Company                   Tax Exempt Money Market       9.31%            Record
Attn: Cash Sweep                  Fund
P.O. Box 61837                   Retail Class
New Orleans, LA  70161-1837

ENBECEE Company                   Growth Equity Fund           62.72%            Record
c/o FNBC                          Class A
Trust Group Services
P.O. Box 61837
New Orleans, LA  70161-1837

ENBECEE Company                   Growth Equity Fund           29.39%            Record
c/o FNBC                          Class A
Trust Group Services
P.O. Box 61837
New Orleans, LA  70161-1837

NFSC FEBO #093-771376             Growth Equity Fund            6.42%            Record
Harold J. Lamy                    Class B
5815 Canal Boulevard
New Orleans, LA  70124-2816

ENBECEE Company                   International Equity Fund    67.25%            Record
c/o FNBC                          Class A
Trust Group Services
P.O. Box 61837
New Orleans, LA  70161-1837

ENBECEE Company                   International Equity Fund    15.96%            Record
c/o FNBC                          Class A
Trust Group Services
P.O. Box 61837
New Orleans, LA  70161-1837

NFSC FEBO #093-761036             International Equity Fund     7.14%            Beneficial
FNBC CUST                         Class B
IRA of Bobbie H. Brister
738 Wallace Dean Road
West Monroe, LA  71291-7751

NFSC FEBO #093-762237             International Equity Fund     5.68%            Record
Dominic Licali &                  Class B
Marsha K. Licali
150 Normandy Drive
Folson, LA  70437-5500

ENBECEE Company                   Small Cap Equity Fund        51.08%            Record
c/o FNBC                          Class A
Trust Group Services
P.O. Box 61837
New Orleans, LA  70161-1837

ENBECEE Company                   Small Cap Equity Fund        24.41%            Record
c/o FNBC                          Class A
Trust Group Services
P.O. Box 61837
New Orleans, LA  70161-1837

NFSC FEBO #BFG-735124             Small Cap Equity Fund         6.46%            Record
Tri-State Oil Inc.                Class B
P.O. Box 220
Belle Chase, LA  70037-0220

NFSC FEBO #093-891770             Small Cap Equity Fund         5.39%            Record
Neal F. Pendleton                 Class B
105 Copperwood Crossing
Lafayette, LA  70508-8006

NFSC FEBO #093-761036             Small Cap Equity Fund         5.12%            Beneficial
FNBC CUST                         Class B
IRA of Bobbie H. Brister
738 Wallace Dean Road
West Monroe, LA  71291-7751

     In addition, as of May 18, 1998, the following persons were the beneficial owners of more than 25% of the outstanding shares of the following class of shares of the following funds:

                                                                        PERCENTAGE OF
NAME AND ADDRESS                         FUND/CLASS                     OWNERSHIP         TYPE OF OWNERSHIP
----------------                         ----------                     ---------         -----------------
ENBECEE Company                          Strategic Income Bond Fund      44.71%           Record
c/o FNBC Trust Group Services            Class A
P.O. Box 61837
New Orleans, LA  70161-1837

ENBECEE Company                          Strategic Income Bond Fund      42.31%           Record
c/o FNBC Trust Group Services            Class A
P.O. Box 61837
New Orleans, LA  70161-1837

ENBECEE Company                          Treasury Securities Money       99.97%           Record
c/o FNBC Trust Group Services            Market Fund
P.O. Box 61837                           Trust Class
New Orleans, LA  70161-1837

National Financial Services Corp.        Treasury Securities Money       54.39%           Beneficial
For the Exclusive Benefit of our         Market Fund
Customers                                Retail Class
P.O. Box 3752
Church Street Station
New York, NY  10008-3752

ENBECEE Company                          Treasury Securities Money       45.57%           Record
Attn: Cash Sweep                         Market Fund
P.O. Box 61837                           Retail Class
New Orleans, LA  70161-1837

ENBECEE Company                          Treasury Securities Money      100.00%           Record
Attn: Cash Sweep                         Market Fund
P.O. Box 61837                           Cash Sweep Class
New Orleans, LA  70161-1837

ENBECEE Company                          Government Securities Fund      52.92%           Record
c/o FNBC Trust Group Services            Class A
P.O. Box 61837
New Orleans, LA  70161-1837

ENBECEE Company                          Government Securities Fund      45.06%           Record
c/o FNBC Trust Group Services            Class A
P.O. Box 61837
New Orleans, LA  70161-1837

ENBECEE Company                          Louisiana Tax-Free Income       29.00%           Record
c/o FNBC Trust Group Services            Fund
P.O. Box 61837                           Class A
New Orleans, LA  70161-1837

ENBECEE Company                          Balanced Fund                   91.26%           Record
c/o FNBC Trust Group Services            Class A
P.O. Box 61837
New Orleans, LA  70161-1837

ENBECEE Company                          Value Equity Fund               47.99%           Record
c/o FNBC Trust Group Services            Class A
P.O. Box 61837
New Orleans, LA  70161-1837

ENBECEE Company                          Value Equity Fund               40.71%           Record
c/o FNBC Trust Group Services            Class A
P.O. Box 61837
New Orleans, LA  70161-1837

ENBECEE Company                          Institutional Money Market     100.00%           Record
Attn: Trust Services                     Fund
Cash Sweep
P.O. Box 61837
New Orleans, LA 10008-3752

National Financial Services Corp.        Tax Exempt Money Market         48.95%           Beneficial
For the Exclusive Benefit of our         Fund
Customers                                Retail Class
P.O. Box 3752
Church Street Station
New York, NY  10008-3752

ENBECEE Company                          Tax Exempt Money Market         41.73%           Record
c/o FNBC Trust Group Services            Fund
P.O. Box 61837                           Retail Class
New Orleans, LA  70161-1837

ENBECEE Company                          Growth Equity Fund              62.72%           Record
c/o FNBC Trust Group Services            Class A
P.O. Box 61837
New Orleans, LA  70161-1837

ENBECEE Company                          Growth Equity Fund              29.39%           Record
c/o FNBC Trust Group Services            Class A
P.O. Box 61837
New Orleans, LA  70161-1837

ENBECEE Company                          International Equity Fund       67.25%           Record
c/o FNBC Trust Group Services            Class A
P.O. Box 61837
New Orleans, LA  70161-1837

ENBECEE Company                          Small Cap Equity Fund           51.08%           Record
c/o FNBC Trust Group Services            Class A
P.O. Box 61837
New Orleans, LA  70161-1837



     First NBC may be deemed to be a "controlling person" of Class A, Retail Class and Trust Class shares of the Funds under the Investment Company Act of 1940. However, First NBC will cast votes attributable to any shares for which it serves as fiduciary in the same proportion as votes cast by other Shareholders.

     The votes of the shareholders of the One Group Funds are not being solicited, since their approval or consent is not necessary for the approval of the Agreement and Plan of Reorganization. However, the vote required for approval of the proposal, including the treatment of abstention and "broker nonvotes" would be the same as that of the Marquis Funds. Also, whole shares of One Group Funds would be entitled to one vote and fractional shares would be entitled to a proportionate fractional vote. As of May 18, 1998, as shown on the books of The One Group, there were issued and outstanding 5,559,677,537 shares of beneficial interest of the One Group Funds allocated between the Funds and classes as follows.

              ONE GROUP TREASURY ONLY
              a.  Institutional                      676,760,350
              -------------------------------------------------------
              ONE GROUP TREASURY SECURITIES
              a.  Class A Shares                     863,245,224
              b.  Class B Shares                         176,217
              c.  Class C Shares                           1,159
              d.  Fiduciary Class                  3,097,326,895
              e.  Service Class                                0
              -------------------------------------------------------
              ONE GROUP MUNICIPAL
              a.  Class A Shares                     102,059,027
              b.  Class B Shares                               0
              c.  Class C                                      0
              d.  Fiduciary Class                    471,056,102
              -------------------------------------------------------
              ONE GROUP GOVERNMENT
              a.  Class A Shares                       3,175,130
              b.  Class B Shares                       1,900,025
              c.  Class C Shares                               0
              d.  Fiduciary Class                     83,348,814
              -------------------------------------------------------
              ONE GROUP INCOME
              a.  Class A Shares                       1,509,406
              b.  Class B Shares                       1,600,183
              c.  Class C Shares                               0
              d.  Fiduciary Class                     92,822,441
              -------------------------------------------------------
              ONE GROUP LOUISIANA
              a.  Class A Shares                       4,630,366
              b.  Class B Shares                         480,255


                                          90

              c.  Class C Shares                               0
              d.  Fiduciary Class                      9,184,367
              -------------------------------------------------------
              ONE GROUP ASSET ALLOCATION
              a.  Class A Shares                       3,526,228
              b.  Class B Shares                       7,635,125
              c.  Class C Shares                               0
              d.  Fiduciary Class                      7,642,026
              -------------------------------------------------------
              ONE GROUP VALUE
              a.  Class A Shares                      1,770,663
              b.  Class B Shares                      1,752,340
              c.  Class C Shares                              0
              d.  Fiduciary Class                    36,885,759
              -------------------------------------------------------
              ONE GROUP GROWTH
              a.  Class A Shares                      4,154,692
              b.  Class B Shares                      4,027,589
              c.  Class C Shares                         19,664
              d.  Fiduciary Class                    38,288,065
              -------------------------------------------------------
              ONE GROUP SMALL CAP
              a.  Class A Shares                      1,755,953
              b.  Class B Shares                        633,953
              c.  Class C Shares                          5,469
              d.  Fiduciary Class                     9,342,159
              -------------------------------------------------------
              ONE GROUP INTERNATIONAL INDEX
              a.  Class A Shares                      1,281,521
              b.  Class B Shares                        750,325
              c.  Class C Shares                          3,478
              d.  Fiduciary Class                    30,926,566

     As of May 18, 1998, the officers and Trustees of The One Group as a group beneficially owned less than 1% of the outstanding shares of Class A, Class B, Class C, Fiduciary Class and Service Class shares of The One Group Funds. As of May 18, 1998, to the best of the knowledge of The One Group the following owned beneficially 5% or more of the outstanding Class A, Class B, Class C, Fiduciary Class and Service Class shares of The One Group Funds:


                                   5% SHAREHOLDERS


NAME AND                                                                             PERCENTAGE OF            TYPE OF
ADDRESS                                      FUND/CLASS                              OWNERSHIP                OWNERSHIP
-------                                      ----------                              ---------                ---------
Strafe & Co.                                 Disciplined Value Fund                  55.32%                   Record
Attn: Mutual Funds 0393                      Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Clark & Co.                                  Disciplined Value Fund                  32.87%                   Record
Database 2 - Attn: One Group/Cash Mgmt       Fiduciary
235 W. Schrock Road
Westerville, Ohio 43081-2874

Strafe & Co FBO                              Disciplined Value Fund                  15.41%                   Beneficial
Banc One Corporation                         Fiduciary
100 E. Broad Street
Columbus, OH 43215-3607

Dean Witter For The Benefit Of               Small Capitalization Fund               36.25%                   Record
Linda Sue Trizila &                          Class C
PO Box 250 Church Street Station
New York NY 10008-0250

State Street Bank & Trust Co                 Small Capitalization Fund               11.53%                   Record
Cust For The IRA Of                          Class C
Linda L Cole
14 Penguin Ct
Woodlands TX 77380-1827

Dean Witter For The Benefit Of               Small Capitalization Fund               7.60%                    Record
Wells Pickney & McHugh                       Class C
PO Box 250 Church Street Station
New York NY 10008-0250

Dean Witter For The Benefit Of               Small Capitalization Fund               7.42%                    Record
Robert Kennedy And                           Class C
Annemarie Kennedy Reisinger JTT
Church St Station - PO Box 250
New York NY 10013-0250

Dean Witter Reynolds Cust For                Small Capitalization Fund               5.99%                    Record
Laurence R Simon                             Class C
IRA STD/Rollover DTD 06/10/97
Church St Station - PO Box 250
New York NY 10013-0250

State Street Bank & Trust Co                 Small Capitalization Fund               5.65%                    Record
Cust For The IRA Of                          Class C
Linda Stephens
9057 E State Rd 46
Bloomington IN 47401-9241

Strafe & Co.                                 Small Capitalization Fund               69.82%                   Record
Attn: Mutual Funds 0393                      Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Clark & Co                                   Small Capitalization Fund               12.84%                   Record
Database 2 - Attn One Group/Cash             Fiduciary
235 W Schrock Road
Westerville OH 43081-2874

The One Group Investor Growth Fund           Small Capitalization Fund               6.63%                    Record
C/O Mark S Redman                            Fiduciary
The One Group Services Company
3435 Stelzer Rd
Columbus OH 43219-6004

Banc One Securities Corp FBO                 Growth Opportunities Fund               13.84%                   Record
The One Investment Solution                  Class A
733 Greencrest Dr
Westerville OH 43081-4903

Northern Trust Company TTEE                  Growth Opportunities Fund               9.26%                    Record
Ohio Masanic Home Benevolent Endowment       Class A
PO Box 92956
Chicago, IL 60675-2956

Banc One Securities Corp FBO                 Growth Opportunities Fund               45.46%                   Record
The One Investment Solution                  Class C
733 Greencrest Dr
Columbus, OH 43081-4903

Dean Witter Reynolds Cust For                Growth Opportunities Fund               10.93%                   Record
Frederick J Peterson                         Class C
IRA Rollover Dated 09/23/96
Church St Station - PO Box 250
New York NY 10013-0250

Dean Witter For The Benefit Of               Growth Opportunities Fund               5.63%                    Record
United Drywall & Painting Inc                Class C
PO Box 250 Church Street Station
New York NY 10008-0250

Dean Witter For The Benefit Of               Growth Opportunities Fund               5.63%                    Record
Linda Sue Trizila &                          Class C
PO Box 250 Church Street Station
New York NY 10008-0250

Dean Witter For The Benefit Of               Growth Opportunities Fund               5.44%                    Record
Rosa L Peattie                               Class C
374 Venus Drive
Church St Station - PO Box 250
New York NY 10013-0250

Strafe & Co /Cash Div Cash                   Growth Opportunities Fund               55.06%                   Record
C/O Bank One Trust Co                        Fiduciary
Attn Mutual Fund 0393
100 E Broad St
Columbus OH 43215-3607

Clark & Company                              Growth Opportunities Fund               30.48%                   Record
Database 2 - Attn One Group/Cash             Fiduciary
235 W Schrock Road
Westerville OH 43081-2874

Strafe & Co FBO                              Growth Opportunities Fund               10.11%                   Beneficial
Banc One Corporation                         Fiduciary
100 E Broad Street
Columbus, OH 43215

Dean Witter for the Benefit of               Income Bond Fund                        9.48%                    Record
Alpert Corp. Money Purchase Plan             Class A
Steven Kurtz TTEE
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Gila River Health Care Corporation           Income Bond Fund                        6.58%                    Beneficial
Attn Finance                                 Class A
PO Box 38
Sacaton AZ 85247-0038

Strafe & Co.                                 Income Bond Fund                        59.95%                   Record
Bank One Trust Co.                           Fiduciary
Attn: Mutual Funds
100 E. Broad Street
Columbus, Ohio 43215-3607

Clark & Co.                                  Income Bond Fund                        30.15%                   Record
Database 2 - Attn: One Group/Cash Mgmt       Fiduciary
235 W. Schrock Road
Westerville, Ohio 43081-2874

Strafe & Co.                                 Louisiana Municipal Bond Fund           97.78%                   Record
Attn: Mutual Funds 0393                      Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Northern Trust Company TTEE                  International Equity Index Fund         23.65%                   Record
Ohio Masanic Home Benevolent                 Class A
Endowment
PO Box 92956
Chicago IL 60675-2956

Firstar Trust Co TTEE                        International Equity Index Fund         13.59%                   Record
FBO Milwaukee Foundation - Equit             Class A
PO Box 1787
Milwaukee WI 53201-1787

Dean Witter For The Benefit Of               International Equity Index Fund         31.63%                   Record
John S Wagner &                              Class C
PO Box 250 Church St Station
New York, NY 10008-0250

Banc One Securities Corp FBO                 International Equity Index Fund         31.26%                   Record
The One Investment Solution                  Class C
733 Greencrest Dr
Westerville OH 43081-4903

UMB Bank Cust FBO                            International Equity Index Fund         11.17%                   Record
Darlene Y Young IRA                          Class C
718 Sycamore Ave SPC 200
Vista CA 92083-7952

Dean Witter For The Benefit Of               International Equity Index Fund         8.57%                    Record
Wells Pickney & McHugh                       Class C
PO Box 250 Church Street Station
New York NY 10008-0250

Dean Witter Reynolds Cust For                International Equity Index Fund         6.68%                    Record
Laurence R Simon                             Class C
IRA STD/Rollover DTD 06/10/97
Church St Station - PO Box 250
New York NY 10013-0250

Strafe & Co.                                 International Equity Index Fund         57.18%                   Record
Attn: Mutual Funds 0393                      Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Clark & Co.                                  International Equity Index Fund         30.90%                   Record
Database 2 - Attn: One Group/Cash Mgmt       Fiduciary
235 W. Schrock Road
Westerville, Ohio 43081-2874

Strafe & Co FBO                              International Equity Index Fund         15.64%                   Beneficial
Banc One Corporation                         Fiduciary
100 E Broad Street
Columbus, OH 43215

BISYS Fund Services, Inc.                    U.S. Treasury Securities                41.20%                   Record
FBO Bank One Corporate Sweep                 Money Market
First and Market Bldg., Ste. 300             Class A
Pittsburgh, PA 15222

BISYS Fund Services Pittsburgh               U.S. Treasury Securities                23.75%                   Record
FBO Bank One TX Sweep Customers              Money Market
First and Market Bldg., Ste. 300             Class A
Pittsburgh, PA 15222

Dean Witter FBO                              U.S. Treasury Securities                29.99%                   Record
Banc One Securities                          Money Market
PO Box 250                                   Class A
Church Street Station
New York, NY 10013-0250

State Street Bank & Trust Co                 U.S. Treasury Securities                32.96%                   Record
Cust for the IRA of                          Money Market
Roland J Bourgeois                           Class B
692C W Wickenburg Way
Wickenburg AZ 85390-2268

State Street Bank & Trust Co                 U.S. Treasury Securities                20.66%                   Record
Cust for the IRA of                          Money Market
Edward Hillman III                           Class B
121 S. Walnut Street
Troy, OH 45373-3530

State Street Bank & Trust Co                 U.S. Treasury Securities                6.65%                    Record
Cust for the IRA of                          Money Market
Joe D Bolding                                Class B
803 Holly Circle
Allen, TX 75002-5216

Dean Witter For the Benefit of               U.S. Treasury Securities                6.56%                    Record
Yo Suzuki                                    Money Market
2031 Grandview Ave Apt B                     Class B
Boulder CO 80302-6552

State Street Bank & Trust Co.                U.S. Treasury Securities                5.85%                    Record
Cust for the Rollover IRA of                 Money Market Fund
Pamela A Bell                                Class B
1692 Leighton Dr
Reynoldsburg OH 43068-8111

State Street Bank & Tr                       U.S. Treasury Securities                5.84%                    Record
SEP IRA Jeffrey S Lux                        Money Market
2220 Justice St                              Class B
Monroe LA 71201-3620

The One Group Services Company               U.S. Treasury Securities                86.96%                   Record
C/O Fund Administration                      Money Market
3435 Stelzer Road                            Class C
Columbus, OH 43219-6004


Strafe & Co. (N)                             U.S. Treasury Securities                68.34%                   Record
Bank One Ohio Trust Co., NA                  Money Market
Department 0393 S.T.I.F.                     Fiduciary
Columbus, Ohio 43271

Bank One Trust Company NA                    U.S. Treasury Securities                17.71%                   Record
Omnibus-Corporate Cash Sweep Acct.           Money Market
Attn: Cash Management DB3                    Fiduciary
235 W. Schrock Road
Westerville, Ohio 43081-2874

Clark & Co.                                  U.S. Treasury Securities                13.64%                   Record
Database 2 - Attn: One Group/Cash Mgmt       Money Market
235 W. Schrock Road                          Fiduciary
Westerville, Ohio 43081-2874

Strafe & Co FBO                              U.S. Treasury Securities                9.86%                    Beneficial
Mrs. Baird's Bakeries Inc.                   Money Market
100 E. Broad Street                          Fiduciary
Columbus, OH 43215

Dean Witter FBO                              Municipal Money Market Fund             66.74%                   Record
Banc One Securities                          Class A
PO Box 250
Church Street Station
New York, NY 10013-0250

BISYS Fund Services, Inc.                    Municipal Money Market Fund             30.86%                   Record
FBO Bank One Corporate Sweep                 Class A
First & Market Building Suite 300
Pittsburgh, PA 15222

Strafe & Co. (D)                             Municipal Money Market Fund             59.25%                   Record
Bank One Ohio Trust Co., NA                  Fiduciary
Department 0393 S.T.I.F
Columbus, Ohio 43271

Clark & Co.                                  Municipal Money Market Fund             35.91%                   Record
Database 2 - Attn: One Group/Cash Mgmt       Fiduciary
235 W. Schrock Road
Westerville, Ohio 43081-2874

Strafe & Co.                                 Government Bond Fund                    60.10%                   Record
Attn: Mutual Funds 0393                      Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Clark & Co.                                  Government Bond Fund                    29.75%                   Record
Database 2 - Attn: One Group/Cash Mgmt       Fiduciary
235 W. Schrock Road
Westerville, Ohio 43081-2874

Clark & Co.                                  Asset Allocation Fund                   46.72%                   Record
Database 2-Attn: One Group/Cash              Fiduciary
235 W. Schrock Road
Westerville, Ohio 43081-2874

Strafe & Co                                  Asset Allocation Fund                   34.10%                   Record
Attn Mutual Funds 0393                       Fiduciary
100 E Broad Street
Columbus, OH 43215-3607

Strafe & Co                                  Asset Allocation Fund                   7.75%                    Beneficial
OFDA (MT2)                                   Fiduciary
100 E Broad Street
Columbus OH 43215

Strafe & Co.                                 Treasury Only Money Market Fund         52.71%                   Record
Bank One Trust Co.
Attn: Mutual Funds
100 E. Broad Street
Columbus, Ohio 43215-3607

Clark & Co.                                  Treasury Only Money Market Fund         26.20%                   Record
235 W. Schrock Road
Westerville, Ohio 43081-2874

BISYS Fund Services, Inc.                    Treasury Only Money Market Fund         12.38%                   Record
FBO Bank One Corporate Sweep
First and Market Bldg-Suite 300
Pittsburg, PA 15222

Bank One Texas NA                            Treasury Only Money Market Fund         6.16%                    Record
1717 Main Street
Dallas, TX 75201-4605

     In addition, as of May 18, 1998, the following persons were the beneficial owners of more than 25% of the outstanding shares of the following class of shares of the following funds:


                                   25% SHAREHOLDERS


NAME AND                                                                             PERCENTAGE OF            TYPE OF
ADDRESS                                      FUND/CLASS                              OWNERSHIP                OWNERSHIP
-------                                      ----------                              ---------                ---------
Strafe & Co.                                 Disciplined Value Fund                  55.32%                   Record
Attn: Mutual Funds 0393                      Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Clark & Co.                                  Disciplined Value Fund                  32.87%                   Record
Database 2 - Attn: One Group/                Fiduciary
Cash Mgmt
235 W. Schrock Road
Westerville, Ohio 43081-2874

Dean Witter For The Benefit Of               Small Capitalization Fund               36.25%                   Record
Linda Sue Trizila &                          Class C
PO Box 250 Church Street Station
New York NY 10008-0250

Strafe & Co.                                 Small Capitalization Fund               69.82%                   Record
Attn: Mutual Funds 0393                      Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Banc One Securities Corp FBO                 Growth Opportunities Fund               45.46%                   Record
The One Investment Solution                  Class C
733 Greencrest Dr
Columbus, OH 43081-4903

Strafe & Co/Cash Div Cash                    Growth Opportunities Fund               55.06%                   Record
C/O Bank One Trust Co                        Fiduciary
Attn Mutual Fund 0393
100 E Broad St
Columbus OH 43215-3607

Clark & Company                              Growth Opportunities Fund               30.48%                   Record
Database 2 - Attn One Group/Cash             Fiduciary
235 W Schrock Road
Westerville OH 43081-2874

Strafe & Co.                                 Income Bond Fund                        59.95%                   Record
Bank One Trust Co.                           Fiduciary
Attn: Mutual Funds
100 E. Broad Street
Columbus, Ohio 43215-3607

Clark & Co.                                  Income Bond Fund                        30.15%                   Record
Database 2 - Attn: One Group/                Fiduciary
Cash Mgmt
235 W. Schrock Road
Westerville, Ohio 43081-2874

Strafe & Co.                                 Louisiana Municipal Bond Fund           97.78%                   Record
Attn: Mutual Funds 0393                      Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Dean Witter For The Benefit Of               International                           31.63%                   Record
John S Wagner &                              Equity Index Fund
PO Box 250 Church St Station                 Class C
New York, NY 10008-0250

Banc One Securities Corp FBO                 International                           31.26%                   Record
The One Investment Solution                  Equity Index Fund
733 Greencrest Dr                            Class C
Westerville OH 43081-4903

Strafe & Co.                                 International Equity Index Fund         57.18%                   Record
Attn: Mutual Funds 0393                      Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Clark & Co.                                  International Equity Index Fund         30.90%                   Record
Database 2 - Attn: One Group/Cash Mgmt       Fiduciary
235 W. Schrock Road
Westerville, Ohio 43081-2874

BISYS Fund Services, Inc.                    U.S. Treasury Securities                41.20%                   Record
FBO Bank One Corporate Sweep                 Money Market
First and Market Bldg., Ste. 300             Class A
Pittsburgh, PA 15222

Dean Witter FBO                              U.S. Treasury Securities                29.99%                   Record
Banc One Securities                          Money Market
PO Box 250                                   Class A
Church Street Station
New York, NY 10013-0250

State Street Bank & Trust Co                 U.S. Treasury Securities                32.96%                   Record
Cust for the IRA of                          Money Market
Roland J Bourgeois                           Class B
692C W Wickenburg Way
Wickenburg AZ 85390-2268

The One Group Services Company               U.S. Treasury Securities                86.96%                   Record
C/O Fund Administration                      Money Market
3435 Stelzer Road                            Class C
Columbus, OH 43219-6004

Strafe & Co. (N)                             U.S. Treasury Securities                68.34%                   Record
Bank One Ohio Trust Co., NA                  Money Market
Department 0393 S.T.I.F.                     Fiduciary
Columbus, Ohio 43271

Dean Witter FBO                              Municipal Money Market Fund             66.74%                   Record
Banc One Securities                          Class A
PO Box 250
Church Street Station
New York, NY 10013-0250

BISYS Fund Services, Inc.                    Municipal Money Market Fund             30.86%                   Record
FBO Bank One Corporate Sweep                 Class A
First & Market Building Suite 300
Pittsburgh, PA 15222

Strafe & Co. (D)                             Municipal Money Market Fund             59.25%                   Record
Bank One Ohio Trust Co., NA                  Fiduciary
Department 0393 S.T.I.F
Columbus, Ohio 43271

Clark & Co.                                  Municipal Money Market Fund             35.91%                   Record
Database 2 - Attn: One Group/Cash Mgmt       Fiduciary
235 W. Schrock Road
Westerville, Ohio 43081-2874

Strafe & Co.                                 Government Bond Fund                    60.10%                   Record
Attn: Mutual Funds 0393                      Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Clark & Co.                                  Government Bond Fund                    29.75%                   Record
Database 2 - Attn: One Group/Cash Mgmt       Fiduciary
235 W. Schrock Road
Westerville, Ohio 43081-2874

Clark & Co.                                  Asset Allocation Fund                   46.72%                   Record
Database 2-Attn: One Group/Cash              Fiduciary
235 W. Schrock Road
Westerville, Ohio 43081-2874

Strafe & Co                                  Asset Allocation Fund                   34.10%                   Record
Attn Mutual Funds 0393                       Fiduciary
100 E Broad Street
Columbus, OH 43215-3607

Strafe & Co.                                 Treasury Only Money Market Fund         52.71%                   Record
Bank One Trust Co.
Attn: Mutual Funds
100 E. Broad Street
Columbus, Ohio 43215-3607

Clark & Co.                                  Treasury Only Money Market Fund         26.20%                   Record
235 W. Schrock Road
Westerville, Ohio 43081-2874

                   INTERESTS OF CERTAIN PERSONS IN THE TRANSACTION

     Banc One Investment Advisors may be deemed to have an interest in the reorganization because it provides investment advisory services to the One Group Funds and the Marquis Funds pursuant to an advisory agreement with The One Group and Marquis Funds. Future growth of assets of The One Group can be expected to increase the total amount of fees payable to Banc One Investment Advisors and to reduce the amount of fees required to be waived to maintain total fees of the Funds at agreed upon levels.

                                 FINANCIAL STATEMENTS

     The audited financial statements of the Marquis Funds as of September 30, 1997, have been incorporated by reference into this Prospectus/Proxy Statement in reliance on the reports of Arthur Andersen LLP, independent accountants, given on the authority of such firm as an expert in accounting and auditing. Unaudited financial statements for the Marquis Funds for the period ended March 31, 1998, are contained in the Marquis Funds Semi-Annual Report filed with the Securities and Exchange Commission and incorporated by reference into the Statement of Additional Information relating to this Prospectus/Proxy Statement.

The audited financial statements of the One Group Funds as of June 30, 1997, have been incorporated by reference into this Prospectus/Proxy Statement in reliance on the reports of Coopers & Lybrand, L.L.P., independent accountants, given on authority of such firm as an expert in accounting and auditing. Unaudited financial statements for the period ended December 31, 1997 are contained in The One Group Semi-Annual Reports filed with the Securities and Exchange Commission and are incorporated by reference into the Statement of Additional Information relating to this Prospectus/Proxy Statement.

Unaudited pro forma combined financial statements of the Marquis Funds and the One Group Funds for the twelve month period ending December 31, 1997 are included in the Statement of Additional Information. Because the Agreement and Plan of Reorganization provides that the One Group Funds will be the surviving funds following the reorganization and because the One Group Funds' investment objectives and policies will remain unchanged, the pro forma combined financial statements reflect the transfer of the assets and liabilities of each Marquis Fund to the corresponding One Group Fund as contemplated by the Agreement and Plan of Reorganization.

THE BOARD OF TRUSTEES, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

            INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

     This Combined Prospectus/Proxy Statement and the related Statement of Additional Information do not contain all of the information set forth in the registration statements and the exhibits relating thereto which The One Group has filed with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933 and the Investment Company Act of 1940, to which reference is hereby made. The file number for The One Group Prospectuses and the related Statement of Additional Information which are incorporated herein by reference is Registration No. 2-95973. The file number for the Marquis Funds Prospectus and the related Statement of Additional Information which are incorporated herein by reference is Registration No. 33-31334.

The One Group and Marquis Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and in accordance therewith file reports and other information with the SEC. Proxy material, reports, proxy and information statements, registration statements and other information filed by The One Group and Marquis Funds can be inspected and copied at the SEC's public reference facilities located at 450 Fifth Street, N.W. Washington, D.C. 20549. Copies of such filings may be available at the following SEC regional offices: 90 Devonshire Street, Suite 700, Boston, MA 02109; 500 West Madison Street, Suite 1400, Chicago, IL 60611; and 601 Walnut Street, Suite 1005E, Philadelphia, PA 19106. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Informational Services, SEC, Washington, D.C. 20549 at prescribed rates.

                                      EXHIBIT A

                         AGREEMENT AND PLAN OF REORGANIZATION

                         AGREEMENT AND PLAN OF REORGANIZATION

     This Agreement and Plan of Reorganization (the "Agreement") is made as of May 21, 1998 by and between The One Group-Registered Trademark-, a Massachusetts business trust, ("One Group") and Marquis Funds, a Massachusetts business trust ("Marquis"). The capitalized terms used herein shall have the meaning ascribed to them in this Agreement.

I.   PLAN OF REORGANIZATION

     (a) Marquis will sell, assign, convey, transfer and deliver to One Group, and One Group will acquire, on the Exchange Date all of the properties and assets existing at the Valuation Time in Marquis' Institutional Money Market Fund ("Marquis Institutional"), Marquis' Treasury Securities Money Market Fund ("Marquis Treasury Securities"), Marquis' Tax-Exempt Money Market Fund ("Marquis Tax-Exempt"), Marquis' Government Securities Fund ("Marquis Government"), Marquis' Strategic Income Bond Fund ("Marquis Strategic Income"), Marquis' Louisiana Tax-Free Income Fund ("Marquis Louisiana"), Marquis' Balanced Fund ("Marquis Balanced"), Marquis' Value Equity Fund ("Marquis Value"), Marquis' Growth Equity Fund ("Marquis Growth"), Marquis' Small Cap Equity Fund ("Marquis Small Cap"), and Marquis' International Equity Fund ("Marquis International"), (Marquis Institutional, Marquis Treasury Securities, Marquis Tax-Exempt, Marquis Government, Marquis Strategic Income, Marquis Louisiana, Marquis Balanced, Marquis Value, Marquis Growth, Marquis Small Cap and Marquis International, each is a "Marquis Fund" and are collectively the "Marquis Funds"), such acquisition to be made by The One Group Treasury Only Money Market Fund ("One Group Treasury Only"), The One Group U.S. Treasury Securities Money Market Fund ("One Group Treasury Securities"), The One Group Municipal Money Market Fund ("One Group Municipal"), One Group Government Bond Fund ("One Group

Government"), The One Group Income Bond Fund ("One Group Income"), The One Group Louisiana Municipal Bond Fund ("One Group Louisiana"), The One Group Asset Allocation Fund ("One Group Asset Allocation"), The One Group Disciplined Value Fund ("One Group Value"), The One Group Growth Opportunities Fund ("One Group Growth"), The One Group Small Capitalization Fund ("One Group Small Capitalization"), and The One Group International Equity Index Fund ("One Group International Index") (One Group Treasury Only, One Group Treasury Securities, One Group Municipal, One Group Government, One Group Income, One Group Louisiana, One Group Asset Allocation, One Group Value, One Group Growth, One Group Small Capitalization and One Group International Index, each is a "One Group Fund" and are collectively the "One Group Funds"), respectively, of One Group. For purposes of this Agreement the respective Marquis Funds correspond to the One Group Funds as follows: Marquis Institutional corresponds to One Group Treasury Only; Marquis Treasury Securities corresponds to One Group Treasury Securities; Marquis Tax-Exempt corresponds to One Group Municipal; Marquis Government corresponds to One Group Government; Marquis Strategic Income corresponds to One Group Income; Marquis Louisiana corresponds to One Group Louisiana; Marquis Balanced corresponds to One Group Asset Allocation; Marquis Value corresponds to One Group Value; Marquis Growth corresponds to One Group Growth; Marquis Small Cap corresponds to One Group Small Capitalization; and Marquis International corresponds to One Group International Index. In consideration therefor, each One Group Fund shall, on the Exchange Date, assume all of the liabilities of the corresponding Marquis Fund in exchange for a number of full and fractional One Group Class A, Fiduciary Class or Class B shares of the corresponding One Group Fund (collectively, "Shares") having an aggregate net asset value equal to the value of all of the assets of each Marquis Fund transferred to the corresponding One Group Fund on such date less the value of all of the liabilities of each Marquis Fund assumed by the corresponding One Group Fund on that date. It is intended that each reorganization described in this Agreement shall be a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code").

     (b) Upon consummation of the transactions described in paragraph (a) of this Agreement, each Marquis Fund shall distribute in complete liquidation to its respective shareholders of record as of the Exchange Date the Shares received by it, each shareholder being entitled to receive that number of Shares equal to the proportion which the number of shares of beneficial interest of the applicable class of the Marquis Fund held by such shareholder bears to the number of such shares of such class of the Marquis Fund outstanding on such date. If the Marquis shareholder of record is a financial organization authorized to act in a fiduciary, advisory, custodial or similar capacity, or holds Trust Class shares, that shareholder will receive One Group Fiduciary Class Shares. All other Marquis Class A, Retail Class and Cash Sweep Class shareholders will receive One Group Class A Shares. Shareholders of record holding Marquis Class B Shares will receive One Group Class B shares.

II.  AGREEMENT

     One Group and Marquis represent, warrant and agree as follows:

     1. REPRESENTATIONS AND WARRANTIES OF MARQUIS. Marquis and each Marquis Fund jointly and severally represent and warrant to and agree with One Group and each One Group Fund that:

     (a) Marquis is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry out its obligations under this Agreement. Marquis and each Marquis Fund is not required to qualify as a foreign association in any jurisdiction. Marquis and each Marquis Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in Section 1(l).

     (b) Marquis is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. Each Marquis Fund has elected to qualify and has qualified as a regulated investment company under Part 1 of Subchapter M of the Code, as of and since its first taxable year, and qualifies and intends to continue to qualify as a regulated investment company for its taxable year ending upon its liquidation. Each Marquis Fund has been a regulated investment company under such sections of the Code at all times since its inception.

     (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of portfolio investments (indicating their market values) for each Marquis Fund at and for the year ended September 30, 1997, such statements and schedules having been audited by Arthur Anderson, LLP, independent accountants to Marquis, have been furnished to One Group. Unaudited statements of net assets, statement of operations, statement of changes in net assets, and schedules of portfolio investments for the period ended March 31, 1998 also have been provided to One Group.

     (d) The prospectuses of each Marquis Fund dated February 1, 1998 (collectively, the "Marquis Prospectuses") and the Statement of Additional Information for the Marquis Funds dated February 1, 1998 and on file with the Securities and Exchange Commission (the "Commission"), which have been previously furnished to One Group, did not as of their dates and do not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of Marquis or any Marquis Fund, threatened against Marquis or any Marquis Fund which assert liability on the part of Marquis or any Marquis Fund.

     (f) There are no material contracts outstanding to which Marquis or any Marquis Fund is a party, other than as disclosed in the Marquis Prospectuses and the corresponding Statement of Additional Information, or in the Registration Statement and the Proxy Statement as defined herein.

     (g) Neither Marquis nor any Marquis Fund has any known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of March 31, 1998, and those incurred in the ordinary course of Marquis's business as an investment company since that date. Prior to the Exchange Date, Marquis will advise One Group of all known material liabilities, contingent or otherwise, incurred by it and each Marquis Fund subsequent to March 31, 1998, whether or not incurred in the ordinary course of business.

     (h) As used in this Agreement, the term "Investments" shall mean each Marquis Fund's investments shown on the schedule of its portfolio investments as of September 30, 1997 and March 31, 1998, referred to in Section 1(c) hereof, as supplemented with such changes as Marquis or each Marquis Fund shall make after March 31, 1998, which changes have been disclosed to One Group, and changes made on and after the date of this Agreement after advising One Group of such proposed changes, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions.

     (i) Each Marquis Fund has filed or will file all federal and state tax returns which, to the knowledge of Marquis's officers, are required to be filed by each Marquis Fund and has paid or will pay all federal and state taxes shown to be due on said returns or on any assessments received by each Marquis Fund. All tax liabilities of each Marquis Fund have been adequately provided for on its books, and no tax deficiency or liability of any Marquis Fund has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

     (j) As of both the Valuation Time and the Exchange Date and except for shareholder approval as described in Section 8(a) and otherwise as described in
Section 1(1), Marquis on behalf of each Marquis Fund will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other assets and liabilities of each Marquis Fund to be transferred to the corresponding One Group Fund pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, One Group will, on behalf of each One Group Fund, acquire the Investments and any such other assets subject to no encumbrances, liens or security interests in favor of any third party creditor of Marquis or a Marquis Fund and, except as described in Section 1(k), without any restrictions upon the transfer thereof.

     (k) No registration under the Securities Act of 1933, as amended (the "1933 Act"), of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of Marquis or One Group, except as previously disclosed to One Group by Marquis in writing.

     (l) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Marquis or any Marquis Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico) or the Hart-Scott-Rodino Antitrust Improvements Act of 1976 (the "H-S-R Act").

     (m) The registration statement (the "Registration Statement") filed with the Commission by One Group on Form N-14 relating to the Shares issuable hereunder, and the proxy statement of Marquis included therein (the "Proxy Statement"), on the effective date of the Registration Statement and insofar as they relate to Marquis and the Marquis Funds, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 8(a) below and on the Exchange Date, the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the "Prospectus"), as amended or supplemented by any amendments or supplements filed with the Commission by One Group, insofar as it relates to Marquis and the Marquis Funds, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements of fact relating to Marquis and any Marquis Fund contained in the Registration Statement, the Prospectus or the Proxy Statement, or omissions to state in any thereof a material fact relating to Marquis or any Marquis

Fund, as such Registration Statement, Prospectus and Proxy Statement shall be furnished to Marquis in definitive form as soon as practicable following effectiveness of the Registration Statement and before any public distribution of the Prospectus or Proxy Statement.

     (n) All of the issued and outstanding shares of beneficial interest of each Marquis Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws.

     (o) Each of the Marquis Funds is qualified, and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code.

     (p) At the Exchange Date, each of the Marquis Funds, as One Group may reasonably direct via written instructions, will have sold such of its assets, if any, as necessary to assure that, after giving effect to the acquisition of the assets pursuant to this Agreement, each of the One Group Funds (other than One Group Louisiana) will remain a "diversified company" within the meaning of
Section 5(b) (l) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the One Group Prospectuses previously furnished to Marquis.

     2. REPRESENTATIONS AND WARRANTIES OF ONE GROUP. One Group and each One Group Fund jointly and severally represent and warrant to and agree with Marquis and each Marquis Fund that:

     (a) One Group is a business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts and has power to carry on its business as it is now being conducted and to carry out this Agreement. One Group and each One Group Fund is not required to qualify as a foreign association in any jurisdiction. One Group and each One Group Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in Section 2(i).

     (b) One Group is registered under the 1940 Act as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. Each One Group Fund has elected to qualify and has qualified as a regulated investment company under Part 1 of Subchapter M of the Code, as of and since its first taxable year, and qualifies and intends to continue to qualify as a regulated investment company for its taxable year ending June 30, 1998. Each One Group Fund has been a regulated investment company under such sections of the Code at all times since its inception.

     (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of portfolio investments (indicating their market values) for each One Group Fund for the year ended June 30, 1997, such statements and schedules having been audited by Coopers & Lybrand, independent accountants to One Group, have been furnished to Marquis. Unaudited statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of portfolio investments (indicating their market values) for each One Group Fund as of December 31, 1997
have also been furnished to Marquis.   Such statements of assets and liabilities
and schedules fairly present the financial position of the One Group Funds as of their respective dates, and said statements of operations and changes in net assets fairly reflect the results of its operations and changes in financial position for the periods covered thereby in conformity with generally accepted accounting principles.

     (d) The prospectuses of each One Group Fund dated November 1, 1997, (collectively, the "One Group Prospectuses"), and the Statement of Additional Information for the One Group Funds, dated November 1, 1997, and on file with the Commission, which have been previously furnished to Marquis, did not as of their dates and do not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of One Group or any One Group Fund, threatened against One Group or any One Group Fund which assert liability on the part of One Group or any One Group Fund.

     (f) There are no material contracts outstanding to which One Group or any One Group Fund is a party, other than as disclosed in the One Group Prospectuses and the corresponding Statement of Additional Information or in the Registration Statement and the Proxy Statement.

     (g) Neither One Group nor any One Group Fund has any known liabilities of a material nature, contingent or otherwise, other than those shown on its statement of assets and liabilities as of December 31, 1997 referred to above and those incurred in the ordinary course of the business of One Group as an investment company or any One Group Fund since such date. Prior to the Exchange Date, One Group will advise Marquis of all known material liabilities, contingent or otherwise, incurred by it and each One Group Fund subsequent to December 31, 1997, whether or not incurred in the ordinary course of business.

     (h) Each One Group Fund has filed or will file all federal and state tax returns which, to the knowledge of One Group's officers, are required to be filed by each One Group Fund and has paid or will pay all federal and state taxes shown to be due on said returns or on any assessments received by each One Group Fund. All tax liabilities of each One Group Fund have been adequately provided for on its books, and no tax deficiency or liability of any One Group Fund has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

     (i) No consent, approval, authorization or order of any governmental authority is required for the consummation by One Group or any One Group Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities or Blue Sky laws or the H-S-R Act.

     (j) As of both the Valuation Time and the Exchange Date and otherwise as described in Section 2 (i), One Group on behalf of each One Group Fund will have full right, power and authority to purchase the Investments and any other assets and assume the liabilities of each Marquis Fund to be transferred to the corresponding One Group Fund pursuant to this Agreement.

     (k) The Registration Statement, the Prospectus and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to One Group and the One Group Funds: (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 8(a) and at the Exchange Date, the Prospectus, as amended or supplemented by any amendments or supplements filed with the Commission by One Group or any One Group Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement, the Prospectus or the Proxy Statement made in reliance upon and in conformity with information furnished by Marquis or any Marquis Fund for use in the Registration Statement, the Prospectus or the Proxy Statement.

     (l) Shares to be issued to each Marquis Fund have been duly authorized and, when issued and delivered pursuant to this Agreement and the Prospectus, will be legally and validly issued and will be fully paid and nonassessable by One Group and no shareholder of One Group will have any preemptive right of subscription or purchase in respect thereof.

     (m) The issuance of Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

     (n) Each One Group Fund is qualified and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code.

     3. REORGANIZATION. (a) Subject to the requisite shareholder approval as described in Section 8(a) and to the other terms and conditions contained herein (including each Marquis Fund's obligation to distribute to its respective shareholders all of its investment company taxable income and net capital gain as described in Section 9(k) hereof ), Marquis and each Marquis Fund agree to sell, assign, convey, transfer and deliver to the corresponding One Group Fund, and One Group and each One Group Fund agree to acquire from the corresponding Marquis Fund, on the Exchange Date all of the Investments and all of the cash and other assets of each Marquis Fund in exchange for that number of Shares of the corresponding One Group Fund provided for in Section 4 and the assumption by the corresponding One Group Fund of all the liabilities of the Marquis Fund. Pursuant to this Agreement, each Marquis Fund will, as soon as practicable after the Exchange Date, distribute in liquidation all of the Shares received by it to its shareholders in exchange for their shares of beneficial interest of such Marquis Fund.

     (b) Marquis, on behalf of each Marquis Fund, will pay or cause to be paid to the corresponding One Group Fund any interest and cash dividends received by it on or after the Exchange Date with respect to the Investments transferred to the One Group Funds hereunder. Marquis, on behalf of each Marquis Fund, will transfer to the corresponding One Group Fund any rights, stock dividends or other securities received by Marquis or any Marquis Fund after the Exchange Date as stock dividends or other distributions on or with respect to the Investments transferred, which rights, stock dividends and other securities shall be deemed included in the assets transferred to each One Group Fund at the Exchange Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Exchange Date shall be included in the determination of the value of the assets of the Marquis Fund acquired by the corresponding One Group Fund.

     4. EXCHANGE DATE; VALUATION TIME. On the Exchange Date, One Group will deliver to Marquis a number of Shares having an aggregate net asset value equal to the value of the assets of the corresponding Marquis Fund acquired by each One Group Fund, less the value of the liabilities of such Marquis Fund assumed, determined as hereafter provided in this Section 4.

     (a) Subject to Section 4(d) hereof, the value of each Marquis Fund's net assets will be computed as of the Valuation Time using the valuation procedures for the corresponding One Group Fund as set forth in the One Group Prospectus for the particular One Group Fund

     (b) Subject to Section 4(d) hereof, the net asset value of a share of each One Group Fund will be determined to the nearest full cent as of the Valuation Time, using the valuation procedures set forth in the One Group Prospectus for the particular One Group Fund.

     (c) Subject to Section 4(d), the Valuation Time shall be 4:00 p.m. Eastern Standard time on August 7, 1998 or such earlier or later day as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

     (d) No formula will be used to adjust the net asset value of any Marquis Fund or One Group Fund to take into account differences in realized and unrealized gains and losses.

     (e) Each One Group Fund shall issue its Shares to the corresponding Marquis Fund on one share deposit receipt registered in the name of the corresponding Marquis Fund. Each Marquis Fund shall distribute in liquidation the Shares received by it hereunder pro rata to its shareholders of each class of shares by redelivering such share deposit receipt to One Group's transfer agent which will as soon as practicable set up open accounts for each Marquis Fund shareholder in accordance with written instructions furnished by Marquis.

     (f) Each One Group Fund shall assume all liabilities of the corresponding Marquis Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of the corresponding Marquis Fund or otherwise, except that recourse for assumed liabilities relating to a particular Marquis Fund will be limited to the corresponding One Group Fund.

     5. EXPENSES, FEES, ETC. (a) Subject to subsections 5(b) through 5(e), all fees and expenses, including accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the consummation by One Group and Marquis of the transactions contemplated by this Agreement will be paid by the party directly incurring such fees and expenses, except that the costs of proxy materials and proxy solicitation, including the costs of drafting, filing, printing and mailing the proxy, the retention of proxy solicitors, and legal and tax opinions, will be borne by Banc One Investment Advisors Corporation; PROVIDED, HOWEVER, that such expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of any One Group Fund or any Marquis Fund, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Code.

     (b) In the event the transactions contemplated by this Agreement are not consummated by reason of Marquis being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to Marquis's obligations referred to in Section 8(a) or Section 10) Marquis shall pay directly all reasonable fees and expenses incurred by One Group in connection with such transactions, including, without limitation, legal, accounting and filing fees.

     (c) In the event the transactions contemplated by this Agreement are not consummated by reason of One Group being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to One Group's obligations referred to in Section 8(a) or Section 9), One Group shall pay directly all reasonable fees and expenses incurred by Marquis in connection with such transactions, including without limitation legal, accounting and filing fees.

     (d) In the event the transactions contemplated by this Agreement are not consummated for any reason other than (i) One Group or Marquis being either unwilling or unable to go forward or (ii) the nonfulfillment or failure of any condition to Marquis or One Group's obligations referred to in Section 8(a),
Section 9 or Section 10 of this Agreement, then each of Marquis and One Group shall bear the expenses it has actually incurred in connection with such transactions.

     (e) Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to the other party for any damages resulting therefrom, including without limitation consequential damages, except as specifically set forth above.

     6. PERMITTED ASSETS. One Group agrees to advise Marquis promptly if at any time prior to the Exchange Date the assets of any Marquis Fund include any assets that the corresponding One Group Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by any Marquis Fund, One Group has informed Marquis is unsuitable for the corresponding One Group Fund to acquire.

     7. EXCHANGE DATE. Delivery of the assets of the Marquis Funds to be transferred, assumption of the liabilities of the Marquis Funds to be assumed, and the delivery of Shares to be issued shall be made at the offices of Banc One Investment Advisors Corporation at 9:00 am. on August 10, 1998, or at such other time and date agreed to by Marquis and One Group, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

     8. SPECIAL MEETING OF SHAREHOLDERS; DISSOLUTION. (a) Marquis agrees to call a special meeting of the shareholders of each Marquis Fund as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of the assets of each Marquis Fund to and the assumption of all of the liabilities of each Marquis Fund by the corresponding One Group Fund as herein provided, adopting this Agreement, and authorizing the liquidation and dissolution of any Marquis Fund, and, except as set forth in Section 13, it shall be a condition to the obligations of each of the parties hereto that the holders of the shares of beneficial interest of each Marquis Fund, and each class of shares of each Marquis Fund if such is required under the 1940 Act, shall have approved this Agreement and the transactions contemplated herein in the manner required by law and Marquis's Declaration of Trust at such a meeting on or before the Valuation Time.

     (b) Marquis and each Marquis Fund agree that the liquidation and dissolution of each Marquis Fund will be effected in the manner provided in Marquis's Declaration of Trust in accordance with applicable law, and that it will not make any distributions of any Shares to the shareholders of a Marquis Fund without first paying or adequately providing for the payment of all of such Marquis Fund's known debts, obligations and liabilities.

     (c) Each of One Group and Marquis will cooperate with the other, and each will furnish to the other the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement, including the Prospectus and the Proxy Statement.

     9. CONDITIONS TO ONE GROUP'S OBLIGATIONS. The obligations of One Group and each One Group Fund hereunder shall be subject to the following conditions:

     (a) That this Agreement shall have been adopted and the transactions contemplated hereby, including the liquidation and dissolution of the Marquis Funds, shall have been approved as set forth in Section 8(a).

     (b) Marquis shall have furnished to One Group a statement of each Marquis Fund's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on Marquis's behalf by its President (or any Vice President) and Treasurer, and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of any Marquis Fund since March 31, 1998, other than changes in the Investments since that date or changes in the market value of the Investments, or changes due to net redemptions of shares of the Marquis Funds, dividends paid or losses from operations.

     (c) As of the Valuation Time and as of the Exchange Date, all representations and warranties of Marquis and each Marquis Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, Marquis and each Marquis Fund has complied with this Agreement and satisfied all the conditions on its part to be performed or satisfied at or prior to each of such dates, and Marquis shall have furnished to One Group a statement, dated the Exchange Date, signed by Marquis's President (or any Vice President) and Treasurer certifying those facts as of such dates.

     (d) Marquis shall have delivered to One Group a letter from SEI Investments Company dated the Exchange Date stating that such firm prepared the federal and state income tax returns of each Marquis Fund for the year ended September 30, 1997.

     (e) There shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

     (f) One Group shall have received an opinion of Morgan, Lewis & Bockius LLP, in form reasonably satisfactory to One Group and dated the Exchange Date, to the effect that (i) Marquis is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts, and neither Marquis nor any Marquis Fund is, to the knowledge of such counsel, required to qualify to do business as a foreign association in any jurisdiction, (ii) this Agreement has been duly authorized, executed, and delivered by Marquis and, assuming that the Registration Statement, the Prospectus and the Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by One Group, is a valid and binding obligation of Marquis subject to applicable bankruptcy, insolvency, fraudulent conveyance and similar laws or court decisions regarding enforcement of creditor's rights generally, (iii) Marquis and each Marquis Fund has power to sell, assign, convey, transfer and deliver the Investments and other assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, Marquis and each Marquis Fund will have duly sold, assigned, conveyed, transferred and delivered such Investments and other assets to One Group, (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Marquis's Declaration of Trust, or Bylaws, as amended, or any provision of any agreement known to such counsel to which Marquis or any Marquis Fund is a party or by which it is bound, it being understood that with respect to investment restrictions as contained in Marquis's Declaration of Trust, or Bylaws, or then-current prospectus or statement of additional information of each Marquis Fund, such counsel may rely upon a certificate of an officer of Marquis whose responsibility it is to advise Marquis with respect to such matters and (v) to the best of counsel's knowledge after reasonable inquiry, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Marquis or any Marquis Fund of the transactions contemplated herein, except (a) such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws and the H-S-R Act, and it being understood that such opinion shall not be deemed to apply to One Group's compliance obligations under the 1933 Act, 1934 Act, 1940 Act, state securities or blue sky laws and H-S-R Act, and (b) where the failure to obtain any such consent, approval, authorization or order would not have a material adverse effect. For purposes of analysis regarding the 1940 Act, Morgan, Lewis & Bockius LLP may assume as fact that the Marquis Funds and the One Group Funds may be considered affiliated persons or affiliated persons of an affiliated person solely by reason of having a common investment adviser.

     (g) One Group shall have received an opinion of Ropes & Gray, counsel to One Group addressed to The One Group and each One Group Fund, in form reasonably satisfactory to One Group and dated the Exchange Date, to the effect that for Federal income tax purposes (i) no gain or loss will be recognized by any Marquis Fund upon the transfer of the assets to the corresponding One Group Fund in exchange for Shares and the assumption by such One Group Fund of the liabilities of the Marquis Fund or upon the distribution of Shares by the Marquis Fund to its shareholders in liquidation; (ii) no gain or loss will be recognized by the shareholders of any Marquis Fund upon the exchange of their shares for Shares; (iii) the basis of the Shares a Marquis shareholder receives in connection with the transaction will be the same as the basis of his or her Marquis Fund shares exchanged therefor; (iv) a Marquis shareholder's holding period for his or her Shares will be determined by including the period for which he or she held the Marquis Fund shares exchanged therefor, provided that he or she held such Marquis Fund shares as capital assets; (v) no gain or loss will be recognized by any One Group Fund upon the receipt of the assets of the corresponding Marquis Fund in exchange for Shares and the assumption by the One Group Fund of the liabilities of the corresponding Marquis Fund; (vi) the basis in the hands of the One Group Fund of the assets of the corresponding Marquis Fund transferred to the One Group Fund in the transaction will be the same as the basis of the assets in the hands of the corresponding Marquis Fund immediately prior to the transfer; and (vii) the holding periods of the assets of the corresponding Marquis Fund in the hands of the One Group Fund will include the periods for which such assets were held by the corresponding Marquis Fund.

     (h) The assets of each Marquis Fund to be acquired by the corresponding One Group Fund will include no assets which the corresponding One Group Fund, by reason of limitations contained in its Declaration of Trust or of investment restrictions disclosed in the One Group Prospectuses in effect on the Exchange Date, may not properly acquire.

     (i) The Registration Statement shall have become effective under the 1933 Act and applicable blue sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of One Group contemplated by the Commission and or any state regulatory authority.

     (j) All proceedings taken by Marquis in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to One Group and Ropes & Gray.

     (k) Prior to the Exchange Date, each Marquis Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income for its taxable year ended September 30, 1997 and the short taxable year beginning on October 1, 1997 and ending on the Exchange Date (computed without regard to any deduction for dividends paid), and all of its net capital gain realized in its taxable year ended September 30, 1997 and the short taxable year beginning on October 1, 1997 and ending on the Exchange Date (after reduction for any capital loss carryover).

     (l) Marquis shall have furnished to One Group a certificate, signed by the President (or any Vice President) and the Treasurer of Marquis, as to the tax cost to One Group of the securities delivered to One Group pursuant to this Agreement, together with any such other evidence as to such tax cost as One Group may reasonably request.

     (m) Marquis's custodian shall have delivered to One Group a certificate identifying all of the assets of each Marquis Fund held by such custodian as of the Valuation Time.

     (n) Marquis's transfer agent shall have provided to One Group (i) the originals or true copies of all of the records of each Marquis Fund in the possession of such transfer agent as of the Exchange Date, (ii) a certificate setting forth the number of shares of each class of Marquis Fund outstanding as of the Valuation Time and (iii) the name and address of each holder of record of any such shares of each Marquis Fund and the number of shares of each class held of record by each such shareholder.

     (o) All of the issued and outstanding shares of beneficial interest of each Marquis Fund shall have been offered for sale and sold in conformity with all applicable federal or state securities or blue sky laws and, to the extent that any audit of the records of Marquis or any Marquis Fund or its transfer agent by One Group or its agents shall have revealed otherwise, either (i) Marquis and each Marquis Fund shall have taken all actions that in the reasonable opinion of One Group or Ropes & Gray are necessary to remedy any prior failure on the part of Marquis to have offered for sale and sold such shares in conformity with such laws or (ii) Marquis shall have furnished (or caused to be furnished) surety, or deposited (or caused to be deposited) assets in escrow, for the benefit of One Group in amounts sufficient and upon terms satisfactory, in the opinion of One Group or its counsel, to indemnify One Group against any expense, loss, claim, damage or liability whatsoever that may be asserted or threatened by reason of such failure on the part of Marquis to have offered and sold such shares in conformity with such laws.

     (p) Marquis shall have duly executed and delivered to One Group bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as One Group may deem necessary or desirable to transfer all of Marquis's and each Marquis Fund's entire right, title and interest in and to the Investments and all other assets of each Marquis Fund.

     10. CONDITIONS TO MARQUIS'S OBLIGATIONS. The obligations of Marquis and each Marquis Fund hereunder shall be subject to the following conditions:

     (a) This Agreement shall have been adopted and the transactions contemplated hereby, including the liquidation and dissolution of the Marquis Funds, shall have been approved as described in Section 8(a).

     (b) One Group shall have furnished to Marquis a Statement of each One Group Fund's net assets, together with a list of portfolio holdings with values determined as provided in Section 4, all as of the Valuation Time, certified on One Group's behalf by its President (or any Vice President) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of any One Group Fund since December 31, 1997, other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities, changes due to net redemptions, dividends paid or losses from operations.

     (c) One Group shall have executed and delivered to Marquis an Assumption of Liabilities Certificate and other instruments as Marquis may deem necessary and desirable dated as of the Exchange Date pursuant to which each One Group Fund will assume all of the liabilities of the corresponding Marquis Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement.

     (d) As of the Valuation Time and as of the Exchange Date, all representations and warranties of One Group and each One Group Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, One Group and each One Group Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates, and One Group shall have furnished to Marquis a statement, dated the Exchange Date, signed by One Group's President (or any Vice President) and Treasurer certifying those facts as of such dates.

     (e) There shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

     (f) Marquis shall have received an opinion of Ropes & Gray, in form reasonably satisfactory to Marquis and dated the Exchange Date, to the effect that (i) One Group is a business trust and validly existing in conformity with the laws of The Commonwealth of Massachusetts, and, (to the knowledge of such counsel), neither One Group nor any One Group Fund is required to qualify to do business as a foreign association in any jurisdiction, (ii) the Shares to be delivered to Marquis as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by One Group and no shareholder of One Group has any preemptive right to subscription or purchase in respect thereof, (iii) this Agreement has been duly authorized, executed and delivered by One Group and, assuming that the Prospectus, the Registration Statement and the Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Marquis, is a valid and binding obligation of One Group, subject to applicable bankruptcy, insolvency, fraudulant conveyance and similar laws or court decisions regarding the enforcement of credit rights generally, (iv) One Group and each One Group Fund has the power to acquire and assume all of the liabilities of Marquis and the Marquis Funds and, upon consumation of the transactions contemplated hereby in accordance with the terms of this Agreement, One Group and each respective One Group Fund shall have duly aquired and assumed such liabilities, and (v) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate One Group's Declaration of Trust, as amended, or Code of Regulations, or any provision of any agreement known to such counsel to which One Group or any One Group Fund is a party or by which it is bound, it being understood that with respect to investment restrictions as contained in One Group's Declaration of Trust, as amended, Code of Regulations or then-current prospectus or statement of additional information of each One Group Fund, such counsel may rely upon a certificate of an officer of One Group whose responsibility it is to advise One Group with respect to such matters, (vi) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by One Group or any One Group Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws and the H-S-R Act and it being understood that such opinion shall not be deemed to apply to Marquis's compliance obligations under the 1933 Act, 1934 Act, 1940 Act, state securities or blue sky laws and the H-S-R Act; and (vii) the Registration Statement has become effective under the 1933 Act, and to the best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act.

     (g) Marquis shall have received an opinion of Ropes & Gray addressed to Marquis, and each Marquis Fund, and in a form reasonably satisfactory to Marquis and dated the Exchange Date, with respect to the matters specified in Section 9(g) of this Agreement.

     (h) All proceedings taken by One Group in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to Marquis and Morgan, Lewis & Bockius LLP.

     (i) The Registration Statement shall have become effective under the 1933 Act and applicable blue sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Marquis, contemplated by the Commission or any state regulatory authority.

     11. INDEMNIFICATION. (a) The Marquis Funds will indemnify and hold harmless One Group, its trustees and its officers (for purposes of this subsection, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to Marquis or any Marquis Fund contained in the Registration Statement, the Prospectus or the Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to Marquis or any Marquis Fund required to be stated therein or necessary to make the statements relating to Marquis or any Marquis Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding or threatened claim, action, suit or proceeding made with the prior consent of Marquis. The Indemnified Parties will notify Marquis in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against any Indemnified Party as to any matters covered by this Section 11(a). Marquis shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 11(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if Marquis elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense. The Marquis Funds' obligation under this Section 11(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Marquis Funds will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 11(a) without the necessity of the Indemnified Parties first paying the same.

     (b) The One Group Funds will indemnify and hold harmless Marquis, its trustees and its officers (for purposes of this subsection, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to One Group or any One Group Fund contained in the Registration Statement, the Prospectus or the Proxy Statement, or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to One Group or any One Group Fund required to be stated therein or necessary to make the statements relating to One Group or any One Group Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of One Group. The Indemnified Parties will notify One Group in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against any Indemnified Party as to any matters covered by this Section 11(b). One Group shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 11(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if One Group elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The One Group Funds' obligation under this Section 11(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the One Group Funds will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 11(b) without the necessity of the Indemnified Parties first paying the same.

     12. NO BROKER, ETC. Each of One Group and Marquis represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

     13. TERMINATION. One Group and Marquis may, by mutual consent of their respective trustees, terminate this Agreement, and One Group or Marquis, after consultation with counsel and by consent of their respective trustees or an officer authorized by such trustees, may waive any condition to their respective obligations hereunder. If the transactions contemplated by this

Agreement have not been substantially completed by October 30, 1998, this Agreement shall automatically terminate on that date unless a later date is agreed to by One Group and Marquis.

     Notwithstanding any other provision in this Agreement, in the event shareholder approval of this Agreement and the transactions contemplated by this Agreement is obtained with respect to only one or more Marquis Funds but not all of the Marquis Funds, One Group and Marquis agree to consummate those transactions with respect to those Marquis Funds whose shareholders have approved this Agreement and those transactions.

     In the event that shareholder approval of this Agreement and the transactions contemplated by this Agreement is required, but is obtained with respect to only one class of shares of a Marquis Fund, the transaction with respect to that Marquis Fund will not be consummated unless and until shareholder approval is obtained with respect to both classes.

     14. RULE 145. Pursuant to Rule 145 under the 1933 Act, One Group will, in connection with the issuance of any Shares to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145 (c), cause to be affixed upon the certificates issued to such person (if any) a legend as follows:

     "THESE SHARES HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO THE ONE GROUP OR ITS PRINCIPAL UNDERWRITER UNLESS (i) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR (ii) IN THE OPINION OF COUNSEL REASONABLY

     SATISFACTORY TO THE ONE GROUP SUCH REGISTRATION IS NOT REQUIRED."

and, further, One Group will issue stop transfer instructions to One Group's transfer agent with respect to such shares. Marquis will provide One Group on the Exchange Date with the name of any shareholder of the Marquis Funds who is to the knowledge of Marquis an affiliate of Marquis on such date.

     15. COVENANTS, ETC. DEEMED MATERIAL. All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

     16. SOLE AGREEMENT; AMENDMENTS. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts provided, however, that no such amendment may have the effect of changing the provisions for determining the number or value of shares to be paid to the Marquis Fund's shareholders under Sections I(b) and II(4)(b) this Agreement to the material detriment of such shareholder's without their further approval.

     17. AGREEMENT AND DECLARATION OF TRUST. The names "Marquis Funds" and "Trustees of Marquis Funds" refer respectively to Marquis and the Trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust, to which reference is hereby made and a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of "Marquis Funds" entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of Marquis personally, but bind only the assets of Marquis, and all persons dealing with any of the series or funds of Marquis, such as Marquis Funds, must look solely to the assets of Marquis belonging to such series or funds for the enforcement of any claims against Marquis.

     The names "The One Group" and "Trustees of The One Group" refer respectively to One Group and the Trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated May 23, 1985 to which reference is hereby made and a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of "The One Group" entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, Shareholders or representatives of One Group personally, but bind only the assets of One Group, and all persons dealilng with any series or fund of One Group, such as the One Group Funds, must look solely to the assets of One Group belonging to such series for the enforcement of any claims against One Group.

     This Agreement may be executed in any number of counter-parts, each of which, when executed and delivered, shall be deemed to be an original.


                                        MARQUIS FUNDS


                                        By: /s/ Mark E. Nagle
                                            ----------------------------

                                        THE ONE GROUP


                                        By: /s/ Mark S. Redman


82717

                    MARQUIS FUNDS INSTITUTIONAL MONEY MARKET FUND

                     PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                     JULY 30, 1998

         THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF MARQUIS FUNDS.

The undersigned hereby appoints Kathryn Stanton and Michelle Beaudry, each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of Marquis Funds Institutional Money Market Fund ("Marquis Institutional") on July 30, 1998 at 10:00 a.m., Eastern time, at SEI Investments, One Freedom Valley Drive, Oaks, PA 19456 and at any adjournments thereof, all of the shares of beneficial interest in Marquis Institutional which the undersigned would be entitled to vote upon the following matter if personally present.

     1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Marquis Institutional will be transferred to The One Group Treasury Only Money Market Fund ("One Group Treasury Only") in return for of One Group Treasury Only, followed by the dissolution and liquidation of Marquis Institutional, and the distribution of shares of One Group Treasury Only to the shareholders of Marquis Institutional.

                  FOR         AGAINST        ABSTAIN
                  / /           / /            / /

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.



                              Signature of Shareholder(s)



                              Signature of Shareholder(s)

                              Dated:_______________, 1998.

                  PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY

                         PROMPTLY USING THE ENCLOSED ENVELOPE

                    MARQUIS TREASURY SECURITIES MONEY MARKET FUND

                     PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                     JULY 30, 1998
                                 RETAIL CLASS SHARES

         THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF MARQUIS FUNDS.

The undersigned hereby appoints Kathryn Stanton and Michelle Beaudry, each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of the Marquis Funds Treasury Securities Money Market Fund ("Marquis Treasury Securities") on July 30, 1998 at 10:00 a.m., Eastern time, at SEI Investments, One Freedom Valley Drive, Oaks, PA 19456 and at any adjournments thereof, all of the shares of beneficial interest in Paragon Money Market which the undersigned would be entitled to vote upon the following matter if personally present.

     1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Marquis Treasury Securities will be transferred to The One Group U.S. Treasury Securities Money Market Fund ("One Group Money Market") in return for Class A shares of One Group Money Market, followed by the dissolution and liquidation of Marquis Treasury Securities, and the distribution of shares of One Group Money Market to the shareholders of Marquis Treasury Securities.

                  FOR         AGAINST        ABSTAIN
                  / /           / /            / /

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.



                              Signature of Shareholder(s)



                              Signature of Shareholder(s)

                              Dated:_______________, 1998.

                  PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY

                         PROMPTLY USING THE ENCLOSED ENVELOPE

                    MARQUIS TREASURY SECURITIES MONEY MARKET FUND

                     PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                     JULY 30, 1998
                                     TRUST SHARES

         THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF MARQUIS FUNDS.

The undersigned hereby appoints Kathryn Stanton and Michelle Beaudry, each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of the Marquis Funds Treasury Securities Money Market Fund ("Marquis Treasury Securities") on July 30, 1998 at 10:00 a.m., Eastern time, at SEI Investments, One Freedom Valley Drive, Oaks, PA 19456 and at any adjournments thereof, all of the shares of beneficial interest in Marquis Treasury Securities which the undersigned would be entitled to vote upon the following matter if personally present.

     1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Marquis Treasury Securities will be transferred to The One Group U.S. Treasury Securities Money Market Fund ("One Group Money Market") in return for Fiduciary class shares of One Group Money Market, followed by the dissolution and liquidation of Marquis Treasury Securities, and the distribution of shares of One Group Money Market to the shareholders of Marquis Treasury Securities.

                  FOR         AGAINST        ABSTAIN
                  / /           / /            / /

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.



                              Signature of Shareholder(s)



                              Signature of Shareholder(s)

                              Dated:_______________, 1998.

                  PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                         PROMPTLY USING THE ENCLOSED ENVELOPE

                    MARQUIS TREASURY SECURITIES MONEY MARKET FUND

                     PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                     JULY 30, 1998
                                  CASH SWEEP SHARES

         THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF MARQUIS FUNDS.

The undersigned hereby appoints Kathryn Stanton and Michelle Beaudry, each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of the Marquis Funds Treasury Securities Money Market Fund ("Marquis Treasury Securities") on July 30, 1998 at 10:00 a.m., Eastern time, at SEI Investments, One Freedom Valley Drive, Oaks, PA 19456 and at any adjournments thereof, all of the shares of beneficial interest in Marquis Treasury Securities which the undersigned would be entitled to vote upon the following matter if personally present.

     1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Marquis Treasury Securities will be transferred to The One Group U.S. Treasury Securities Money Market Fund ("One Group Money Market") in return for Class A shares of One Group Money Market, followed by the dissolution and liquidation of Marquis Treasury Securities, and the distribution of shares of One Group Money Market to the shareholders of Marquis Treasury Securities.

                  FOR         AGAINST        ABSTAIN
                  / /           / /            / /

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.



                              Signature of Shareholder(s)



                              Signature of Shareholder(s)

                              Dated:_______________, 1998.

                  PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                         PROMPTLY USING THE ENCLOSED ENVELOPE

                         MARQUIS TAX-EXEMPT MONEY MARKET FUND

                     PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                     JULY 30, 1998
                                    RETAIL SHARES

         THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF MARQUIS FUNDS.

The undersigned hereby appoints Kathryn Stanton and Michelle Beaudry, each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of the Marquis Funds Tax-Exempt Money Market Fund ("Marquis Tax-Exempt") on July 30, 1998 at 10:00 a.m., Eastern time, at SEI Investments, One Freedom Valley Drive, Oaks, PA 19456 and at any adjournments thereof, all of the shares of beneficial interest in Marquis Tax-Exempt which the undersigned would be entitled to vote upon the following matter if personally present.

     1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Marquis Tax-Exempt will be transferred to The One Group Municipal Money Market Fund ("One Group Municipal") in return for Class A shares of One Group Municipal, followed by the dissolution and liquidation of Marquis Tax-Exempt, and the distribution of shares of One Group Municipal to the shareholders of Marquis Tax-Exempt.

                  FOR         AGAINST        ABSTAIN
                  / /           / /            / /

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.



                              Signature of Shareholder(s)



                              Signature of Shareholder(s)

                              Dated:_______________, 1998.

                  PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                         PROMPTLY USING THE ENCLOSED ENVELOPE

                       MARQUIS FUNDS GOVERNMENT SECURITIES FUND
                     PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                    JULY 30, 1998
                                    CLASS A SHARES

         THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF MARQUIS FUNDS.

The undersigned hereby appoints Kathryn Stanton and Michelle Beaudry, each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of Marquis Funds Government Securities Fund ("Marquis Government") on July 30, 1998 at 10:00 a.m., Eastern time, at SEI Investments, One Freedom Valley Drive, Oaks, PA 19456 and at any adjournments thereof, all of the shares of beneficial interest in Marquis Government which the undersigned would be entitled to vote upon the following matter if personally present.

     1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Marquis Government will be transferred to The One Group Government Bond Fund ("One Group Government") in return for
Class A and Fiduciary class shares of One Group Government, followed by the dissolution and liquidation of Marquis Government, and the distribution of shares of One Group Government to the shareholders of Marquis Government.

                  FOR         AGAINST        ABSTAIN
                  / /           / /            / /

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.



                              Signature of Shareholder(s)



                              Signature of Shareholder(s)

                              Dated:_______________, 1998.

                  PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                         PROMPTLY USING THE ENCLOSED ENVELOPE

                       MARQUIS FUNDS GOVERNMENT SECURITIES FUND
                     PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                    JULY 30, 1998
                                    CLASS B SHARES

         THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF MARQUIS FUNDS.

The undersigned hereby appoints Kathryn Stanton and Michelle Beaudry, each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of Marquis Funds Government Securities Fund ("Marquis Government") on July 30, 1998 at 10:00 a.m., Eastern time, at SEI Investments, One Freedom Valley Drive, Oaks, PA 19456 and at any adjournments thereof, all of the shares of beneficial interest in Marquis Government which the undersigned would be entitled to vote upon the following matter if personally present.

     1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Marquis Government will be transferred to The One Group Government Bond Fund ("One Group Government") in return for
Class B shares of One Group Government, followed by the dissolution and liquidation of Marquis Government, and the distribution of shares of One Group Government to the shareholders of Marquis Government.

                  FOR         AGAINST        ABSTAIN
                  / /           / /            / /

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.



                              Signature of Shareholder(s)



                              Signature of Shareholder(s)

                              Dated:_______________, 1998.

                  PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                         PROMPTLY USING THE ENCLOSED ENVELOPE

                         MARQUIS FUNDS STRATEGIC INCOME FUND
                     PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                    JULY 30, 1998
                                    CLASS A SHARES

         THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF MARQUIS FUNDS.

The undersigned hereby appoints Kathryn Stanton and Michelle Beaudry, each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of Marquis Funds Strategic Income Fund ("Marquis Strategic Income") on July 30, 1998 at 10:00 a.m., Eastern time, at SEI Investments, One Freedom Valley Drive, Oaks, PA 19456 and at any adjournments thereof, all of the shares of beneficial interest in Marquis Strategic Income which the undersigned would be entitled to vote upon the following matter if personally present.

     1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Marquis Strategic Income will be transferred to The One Group Income Bond Fund ("One Group Income") in return for Class A and Fiduciary class shares of One Group Income, followed by the dissolution and liquidation of Marquis Strategic Income, and the distribution of shares of One Group Income to the shareholders of Marquis Strategic Income.

                  FOR         AGAINST        ABSTAIN
                  / /           / /            / /

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.



                              Signature of Shareholder(s)



                              Signature of Shareholder(s)

                              Dated:_______________, 1998.

                  PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                         PROMPTLY USING THE ENCLOSED ENVELOPE

                         MARQUIS FUNDS STRATEGIC INCOME FUND
                     PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                    JULY 30, 1998
                                    CLASS B SHARES

         THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF MARQUIS FUNDS.

The undersigned hereby appoints Kathryn Stanton and Michelle Beaudry, each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of Marquis Funds Strategic Income Fund ("Marquis Strategic Income") on July 30, 1998 at 10:00 a.m., Eastern time, at SEI Investments, One Freedom Valley Drive, Oaks, PA 19456 and at any adjournments thereof, all of the shares of beneficial interest in Marquis Strategic Income which the undersigned would be entitled to vote upon the following matter if personally present.

     1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Marquis Strategic Income will be transferred to The One Group Income Bond Fund ("One Group Income") in return for Class B shares of One Group Income, followed by the dissolution and liquidation of Marquis Strategic Income, and the distribution of shares of One Group Bond to the shareholders of Marquis Strategic Income.

                  FOR         AGAINST        ABSTAIN
                  / /           / /            / /

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.



                              Signature of Shareholder(s)



                              Signature of Shareholder(s)

                              Dated:_______________, 1998.

                  PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                         PROMPTLY USING THE ENCLOSED ENVELOPE

                             MARQUIS FUNDS BALANCED FUND
                     PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                    JULY 30, 1998
                                    CLASS A SHARES

         THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF MARQUIS FUNDS.

The undersigned hereby appoints Kathryn Stanton and Michelle Beaudry, each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of Marquis Funds Balanced Fund ("Marquis Balanced") on July 30, 1998 at 10:00 a.m., Eastern time, at SEI Investments, One Freedom Valley Drive, Oaks, PA 19456 and at any adjournments thereof, all of the shares of beneficial interest in Marquis Balanced which the undersigned would be entitled to vote upon the following matter if personally present.

     1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Marquis Balanced will be transferred to The One Group Asset Allocation Fund ("One Group Asset Allocation") in return for Class A and Fiduciary class shares of One Group Asset Allocation, followed by the dissolution and liquidation of Marquis Balanced, and the distribution of shares of One Group Asset Allocation to the shareholders of Marquis Balanced.

                  FOR         AGAINST        ABSTAIN
                  / /           / /            / /

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.



                              Signature of Shareholder(s)



                              Signature of Shareholder(s)

                              Dated: _______________, 1998.

                  PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                         PROMPTLY USING THE ENCLOSED ENVELOPE

                             MARQUIS FUNDS BALANCED FUND
                     PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                    JULY 30, 1998
                                    CLASS B SHARES

         THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF MARQUIS FUNDS.

The undersigned hereby appoints Kathryn Stanton and Michelle Beaudry, each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of Marquis Funds Balanced Fund ("Marquis Balanced") on July 30, 1998 at 10:00 a.m., Eastern time, at SEI Investments, One Freedom Valley Drive, Oaks, PA 19456 and at any adjournments thereof, all of the shares of beneficial interest in Marquis Balanced which the undersigned would be entitled to vote upon the following matter if personally present.

     1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Marquis Balanced will be transferred to The One Group Asset Allocation Fund ("One Group Asset Allocation") in return for Class B shares of One Group Asset Allocation, followed by the dissolution and liquidation of Marquis Balanced, and the distribution of shares of One Group Asset Allocation to the shareholders of Marquis Balanced.

                  FOR         AGAINST        ABSTAIN
                  / /           / /            / /

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.



                              Signature of Shareholder(s)



                              Signature of Shareholder(s)

                              Dated:_______________, 1998.

                  PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                         PROMPTLY USING THE ENCLOSED ENVELOPE

                    MARQUIS FUNDS LOUISIANA TAX-EXEMPT INCOME FUND
                     PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                    JULY 30, 1998
                                    CLASS A SHARES

         THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF MARQUIS FUNDS.

The undersigned hereby appoints Kathryn Stanton and Michelle Beaudry, each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of Marquis Funds Louisiana Tax-Exempt Income Fund ("Marquis Louisiana") on July 30, 1998 at 10:00 a.m., Eastern time, at SEI Investments, One Freedom Valley Drive, Oaks, PA 19456 and at any adjournments thereof, all of the shares of beneficial interest in Marquis Louisiana which the undersigned would be entitled to vote upon the following matter if personally present.

     1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Marquis Louisiana will be transferred to The One Group Louisiana Municipal Bond Fund ("One Group Louisiana") in return for Class A and Fiduciary class shares of One Group Louisiana, followed by the dissolution and liquidation of Marquis Louisiana, and the distribution of shares of One Group Louisiana to the shareholders of Marquis Louisiana.

                  FOR         AGAINST        ABSTAIN
                  / /           / /            / /

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.



                              Signature of Shareholder(s)



                              Signature of Shareholder(s)

                              Dated:_______________, 1998.

                  PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                         PROMPTLY USING THE ENCLOSED ENVELOPE

                    MARQUIS FUNDS LOUISIANA TAX-EXEMPT INCOME FUND
                     PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                    JULY 30, 1998
                                    CLASS B SHARES

         THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF MARQUIS FUNDS.

The undersigned hereby appoints Kathryn Stanton and Michelle Beaudry, each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of Marquis Louisiana Tax-Exempt Income Fund ("Marquis Louisiana") on July 30, 1998 at 10:00 a.m., Eastern time, at SEI Investments, One Freedom Valley Drive, Oaks, PA 19456 and at any adjournments thereof, all of the shares of beneficial interest in Marquis Louisiana which the undersigned would be entitled to vote upon the following matter if personally present.

     1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Marquis Louisiana will be transferred to The One Group Louisiana Municipal Bond Fund ("One Group Louisiana") in return for Class B shares of One Group Louisiana, followed by the dissolution and liquidation of Marquis Louisiana, and the distribution of shares of One Group Louisiana to the shareholders of Marquis Louisiana.

                  FOR         AGAINST        ABSTAIN
                  / /           / /            / /

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.



                              Signature of Shareholder(s)



                              Signature of Shareholder(s)

                              Dated:_______________, 1998.

                  PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                         PROMPTLY USING THE ENCLOSED ENVELOPE

                           MARQUIS FUNDS VALUE EQUITY FUND
                     PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                    JULY 30, 1998
                                    CLASS A SHARES

         THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF MARQUIS FUNDS.

The undersigned hereby appoints Kathryn Stanton and Michelle Beaudry, each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of Marquis Funds Value Equity Fund ("Marquis Value") on July 30, 1998 at 10:00 a.m., Eastern time, at SEI Investments, One Freedom Valley Drive, Oaks, PA 19456 and at any adjournments thereof, all of the shares of beneficial interest in Marquis Value which the undersigned would be entitled to vote upon the following matter if personally present.

     1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Marquis Value will be transferred to The One Group Disciplined Value Fund ("One Group Value") in return for Class A and Fiduciary class shares of One Group Value, followed by the dissolution and liquidation of Marquis Value, and the distribution of shares of One Group Value to the shareholders of Marquis Value.

                  FOR         AGAINST        ABSTAIN
                  / /           / /            / /

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.



                              Signature of Shareholder(s)



                              Signature of Shareholder(s)

                              Dated:_______________, 1998.

                  PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                         PROMPTLY USING THE ENCLOSED ENVELOPE

                           MARQUIS FUNDS VALUE EQUITY FUND
                     PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                    JULY 30, 1998
                                    CLASS B SHARES

         THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF MARQUIS FUNDS.

The undersigned hereby appoints Kathryn Stanton and Michelle Beaudry, each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of Marquis Funds Value Equity Fund ("Marquis Value") on July 30, 1998 at 10:00 a.m., Eastern time, at SEI Investments, One Freedom Valley Drive, Oaks, PA 19456 and at any adjournments thereof, all of the shares of beneficial interest in Marquis Value which the undersigned would be entitled to vote upon the following matter if personally present.

     1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Marquis Value will be transferred to The One Group Disciplined Value Fund ("One Group Value") in return for Class B shares of One Group Value, followed by the dissolution and liquidation of Marquis Value, and the distribution of shares of One Group Value to the shareholders of Marquis Value.

                  FOR         AGAINST        ABSTAIN
                  / /           / /            / /

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.



                              Signature of Shareholder(s)



                              Signature of Shareholder(s)

                              Dated:_______________, 1998.

                  PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                         PROMPTLY USING THE ENCLOSED ENVELOPE

                           MARQUIS FUNDS GROWTH EQUITY FUND
                     PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                    JULY 30, 1998
                                    CLASS A SHARES

         THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF MARQUIS FUNDS.

The undersigned hereby appoints Kathryn Stanton and Michelle Beaudry, each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of Marquis Funds Growth Equity Fund ("Marquis Growth") on July 30, 1998 at 10:00 a.m., Eastern time, at SEI Investments, One Freedom Valley Drive, Oaks, PA 19456 and at any adjournments thereof, all of the shares of beneficial interest in Marquis Growth which the undersigned would be entitled to vote upon the following matter if personally present.

     1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Marquis Growth will be transferred to The One Group Growth Opportunities Fund ("One Group Growth") in return for Class A and Fiduciary class shares of One Group Growth, followed by the dissolution and liquidation of Marquis Growth, and the distribution of shares of One Group Growth to the shareholders of Marquis Growth.

                  FOR         AGAINST        ABSTAIN
                  / /           / /            / /

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.



                              Signature of Shareholder(s)



                              Signature of Shareholder(s)

                              Dated:_______________, 1998.

                  PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                         PROMPTLY USING THE ENCLOSED ENVELOPE

                           MARQUIS FUNDS GROWTH EQUITY FUND
                     PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                    JULY 30, 1998
                                    CLASS B SHARES

         THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF MARQUIS FUNDS.

The undersigned hereby appoints Kathryn Stanton and Michelle Beaudry, each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of Marquis Funds Growth Equity Fund ("Marquis Growth") on July 30, 1998 at 10:00 a.m., Eastern time, at SEI Investments, One Freedom Valley Drive, Oaks, PA 19456 and at any adjournments thereof, all of the shares of beneficial interest in Marquis Growth which the undersigned would be entitled to vote upon the following matter if personally present.

     1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Marquis Growth will be transferred to The One Group Growth Opportunities Fund ("One Group Growth") in return for Class B shares of One Group Growth, followed by the dissolution and liquidation of Marquis Growth, and the distribution of shares of One Group Growth to the shareholders of Marquis Growth.

                  FOR         AGAINST        ABSTAIN
                  / /           / /            / /

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.



                              Signature of Shareholder(s)



                              Signature of Shareholder(s)

                              Dated:_______________, 1998.

                  PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                         PROMPTLY USING THE ENCLOSED ENVELOPE

                             MARQUIS FUNDS SMALL CAP FUND

                     PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                    JULY 30, 1998
                                    CLASS A SHARES

         THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF MARQUIS FUNDS.

The undersigned hereby appoints Kathryn Stanton and Michelle Beaudry, each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of the Marquis Funds Small Cap Fund ("Marquis Small Cap") on July 30, 1998 at 10:00 a.m., Eastern time, at SEI Investments, One Freedom Valley Drive, Oaks, PA 19456 and at any adjournments thereof, all of the shares of beneficial interest in Marquis Small Cap which the undersigned would be entitled to vote upon the following matter if personally present.

     1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Marquis Small Cap will be transferred to The One Group Small Capitalization Fund ("One Group Small Capitalization") in return for Class A and Fiduciary class shares of One Group Small Capitalization, followed by the dissolution and liquidation of Marquis Small Cap, and the distribution of shares of One Group Small Capitalization to the shareholders of Marquis Small Cap.

                  FOR         AGAINST        ABSTAIN
                  / /           / /            / /

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.



                              Signature of Shareholder(s)



                              Signature of Shareholder(s)

                              Dated:_______________, 1998.

                  PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                         PROMPTLY USING THE ENCLOSED ENVELOPE

                             MARQUIS FUNDS SMALL CAP FUND

                     PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                    JULY 30, 1998
                                    CLASS B SHARES

         THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF MARQUIS FUNDS.

The undersigned hereby appoints Kathryn Stanton and Michelle Beaudry, each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of the Marquis Funds Small Cap Fund ("Marquis Small Cap") on July 30, 1998 at 10:00 a.m., Eastern time, at SEI Investments, One Freedom Valley Drive, Oaks, PA 19456 and at any adjournments thereof, all of the shares of beneficial interest in Marquis Small Cap which the undersigned would be entitled to vote upon the following matter if personally present.

     1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Marquis Small Cap will be transferred to The One Group Small Capitalization Fund ("One Group Small Capitalization") in return for Class B shares of One Group Small Capitalization, followed by the dissolution and liquidation of Marquis Small Cap, and the distribution of shares of One Group Small Capitalization to the shareholders of Marquis Small Cap.

                  FOR         AGAINST        ABSTAIN
                  / /           / /            / /

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.



                              Signature of Shareholder(s)



                              Signature of Shareholder(s)

                              Dated:_______________, 1998.

                  PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                         PROMPTLY USING THE ENCLOSED ENVELOPE

                       MARQUIS FUNDS INTERNATIONAL EQUITY FUND

                     PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                     JULY 30, 1998
                                    CLASS A SHARES

         THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF MARQUIS FUNDS.

The undersigned hereby appoints Kathryn Stanton and Michelle Beaudry, each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of the Marquis Funds International Equity Fund ("Marquis International") on July 30, 1998 at 10:00 a.m., Eastern time, at SEI Investments, One Freedom Valley Drive, Oaks, PA 19456 and at any adjournments thereof, all of the shares of beneficial interest in Marquis International which the undersigned would be entitled to vote upon the following matter if personally present.

     1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Marquis International will be transferred to The One Group International Equity Index Fund ("One Group International Index") in return for Class A and Fiduciary class shares of One Group International Index, followed by the dissolution and liquidation of Marquis Internaitonal, and the distribution of shares of One Group International Index to the shareholders of Marquis International.

                  FOR         AGAINST        ABSTAIN
                  / /           / /            / /

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.



                              Signature of Shareholder(s)



                              Signature of Shareholder(s)

                              Dated:_______________, 1998.

                  PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                         PROMPTLY USING THE ENCLOSED ENVELOPE

                       MARQUIS FUNDS INTERNATIONAL EQUITY FUND

                     PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                     JULY 30, 1998
                                    CLASS B SHARES

         THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF MARQUIS FUNDS.

The undersigned hereby appoints Kathryn Stanton and Michelle Beaudry, each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of the Marquis Funds International Equity Index ("Marquis International") on July 30, 1998 at 10:00 a.m., Eastern time, at SEI Investments, One Freedom Valley Drive, Oaks, PA 19456 and at any adjournments thereof, all of the shares of beneficial interest in Marquis International which the undersigned would be entitled to vote upon the following matter if personally present.

     1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Marquis International will be transferred to The One Group International Equity Index Fund ("One Group International Index") in return for Class B shares of One Group International Index, followed by the dissolution and liquidation of Marquis International, and the distribution of shares of One Group International Index to the shareholders of Marquis International.

                  FOR         AGAINST        ABSTAIN
                  / /           / /            / /

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.



                              Signature of Shareholder(s)



                              Signature of Shareholder(s)

                              Dated:_______________, 1998.

                  PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                         PROMPTLY USING THE ENCLOSED ENVELOPE

                                    THE ONE GROUP

                         STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information contains information which may be of interest to investors but which is not included in the Combined Prospectus/Proxy (the "Prospectus") of The One Group dated June ____, 1998 relating to the transfer of the assets and liabilities of Marquis Institutional, Marquis Treasury Securities, Marquis Tax-Exempt, Marquis Government, Marquis Strategic Income, Marquis Louisiana, Marquis Balanced, Marquis Value, Marquis Growth, Marquis Small Cap and Marquis International to One Group Treasury Only, One Group Treasury Securities, One Group Municipal, One Group Government, One Group Income, One Group Louisiana, One Group Asset Allocation, One Group Value, One Group Growth, One Group Small Capitalization and One Group International Index. This Statement of Additional Information is not a prospectus and is authorized for distribution only when it accompanies or follows delivery of the Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained, without charge, by writing The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, or by calling 1-800-554-3882.

The Statement of Additional Information for The One Group dated November 1, 1997 has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information for Marquis Funds dated February 1, 1998 has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

Unaudited financial statements for Marquis Institutional, Marquis Treasury Securities, Marquis Tax-Exempt, Marquis Government, Marquis Strategic Income, Marquis Louisiana, Marquis Balanced, Marquis Value, Marquis Growth, Marquis Small Cap and Marquis International for the period ended March 31, 1998, are contained in the Marquis Funds Semi-Annual Report, which was filed with the Securities and Exchange Commission and is incorporated herein by reference.

Unaudited financial statements for One Group Treasury Only, One Group Municipal, One Group Government, One Group Income, One Group Louisiana, One Group Asset Allocation, One Group Discipline, One Group Growth, One Group Small Capitalization and One Group International Index for the period ended December 31, 1997, are contained in The One Group Semi-Annual Report, which was filed with the Securities and Exchange Commission and is incorporated herein by reference.


THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS JUNE ____, 1998

                                  TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Financial Statements of the Combined Funds on a pro-forma basis for the periods ended December 31, 1997 Marquis Institutional, Marquis Treasury Securities, Marquis Tax-Exempt, Marquis Government, Marquis Louisiana, Marquis Balanced, Marquis Value and Marquis Growth to One Group Treasury Only, One Group Treasury Securities, One Group Municipal, One Group Government, One Group Louisiana, One Group Asset Allocation, One Group Discipline and One Group Growth.

THE ONE GROUP U.S TREASURY SECURITIES MONEY MARKET FUND / MARQUIS TREASURY SECURITIES MARKET FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)

                             PROFORMA                                                                                      PROFORMA
  MARQUIS     ONE GROUP      COMBINED                                                            MARQUIS      ONE GROUP    COMBINED
 PRINCIPAL   PRINCIPAL      PRINCIPAL                                                          AMORTIZED      AMORTIZED   AMORTIZED
  AMOUNT      AMOUNT         AMOUNT                     SECURITY DESCRIPTION                     COST           COST         COST
----------  -----------  ------------- --------------------------------------------------- -------------- ------------- -----------
U.S. TREASURY OBLIGATIONS (16.6%)
U.S. Treasury Bills (11.3%)
  175,000                      175,000 1/22/98                                                  174,479                    174,479
   60,000       55,000         115,000 3/5/98 (b)                                                59,420       54,484       113,904
               150,000         150,000 3/26/98                                                               148,202       148,202
                25,000          25,000 6/25/98                                                                24,348        24,348
               100,000         100,000 11/12/98                                                               95,398        95,398
                                                                                              ---------    ---------     ---------
Total U.S. Treasury Bills                                                                       233,899      322,432       556,331
                                                                                              ---------    ---------     ---------

U.S. TREASURY NOTES (5.3%)
               120,000         120,000 5.25%, 7/31/98                                                        119,759       119,759
                95,000          95,000 6.13%, 8/31/98                                                         95,232        95,232
                50,000          50,000 5.88%, 10/31/98                                                        50,113        50,113
                                                                                                           ---------     ---------
Total U.S. Treasury Notes                                                                                    265,104       265,104
                                                                                                           ---------     ---------

REPURCHASE AGREEMENTS (83.6%)
               175,000         175,000 Aubrey G. Lanston & Co., 6.50%, 1/2/98
                                        (Collateralized by $169,891 various U.S.
                                        Treasury Securities, 5.88% - 6.63%,
                                        11/15/05 - 2/15/27, market value - $179,385)                         175,000       175,000
   60,000                       60,000 Aubrey G. Lanston & Co., 6.50%, 1/2/98
                                        (Collateralized by $61,224 various U.S.
                                        Treasury Notes, 5.00% - 6.38%,
                                        1/31/99 - 4/30/99, market value - $62,285)               60,000                     60,000
               175,000         175,000 Barclays De Zoette Wedd, 6.63%, 1/2/98
                                        (Collateralized by $202,633 various U.S.
                                        Treasury Securities, 0.00% - 12.38%,
                                        7/31/98 - 2/15/26, market value - $178,501)                          175,000       175,000
               160,000         160,000 CIBC Wood Gundy, 6.50%, 1/2/98
                                        (Collateralized by $121,298 various U.S
                                        Treasury Securities, 7.25% - 12.00%,
                                        8/15/13 - 8/15/22, market value - $163,604)                          160,000       160,000
   70,085                       70,085 Deutsche Morgan Grenfell, 5.18%, 1/2/98
                                        (Collateralized by $81,458 various
                                        U.S. Treasury Securities, 0.00% - 10.75%,
                                        5/15/98 - 5/15/23, market value - $71,487)               70,085                     70,085
               299,317         299,317 Deutsche Morgan Grenfell, 6.80%, 1/2/98
                                        (Collateralized by $291,824 various
                                        U.S.Treasury Securities, 0.00% - 12.50%,
                                        8/15/98 - 5/15/21, market value - $305,303)                          299,317       299,317
               250,000         250,000 Deutsche Morgan Grenfell, 7.30%, 1/5/98
                                        (Collateralized by $243,743 various
                                        U.S. Treasury Securities, 0.00% - 12.50%,
                                        8/15/98 - 5/15/21, market value - $255,000)                          250,000       250,000
               170,000         170,000 Donaldson, Lufkin & Jenrette, 6.50%, 1/2/98
                                        (Collateralized by $143,145
                                        various U.S. Treasury Securities,
                                        5.63% - 10.38%, 2/15/99 - 2/15/19,
                                        market value - $173,400)                                             170,000       170,000
               165,000         165,000 Dresdner Securities, 5.00%, 1/2/98
                                        (Collateralized by $140,996 various U.S.
                                        Treasury Securities, 6.25% - 8.13%,
                                        8/15/21 - 8/15/25, market value -$167,391)                           165,000       165,000
               865,000         865,000 Goldman Sachs, 6.53%, 1/2/98 (Collateralized by
                                        $799,232 various U.S. Treasury Securities,
                                        0.00% - 13.13%, 1/2/98 - 11/15/27,
                                        market value - $882,300)                                             865,000       865,000
               175,000         175,000 HSBC Securities, 6.55%, 1/2/98 (Collateralized by
                                        $307,505 various U.S. Treasury Securities,
                                        0.00% - 11.75%, 6/30/02 - 2/15/27,
                                        market value - $178,504)                                             175,000       175,000
   60,000                       60,000 HSBC Securities, 6.60%, 1/2/98 (Collateralized
                                        by $159,600 various U.S Treasury Strips, 0.00%,
                                        11/15/01 - 8/15/20, market value - $61,212               60,000                     60,000
               175,000         175,000 J.P. Morgan Securities, 6.30%, 1/2/98 (Collateralized
                                        by $169,587 various U.S. Treasury Securities,
                                        5.63% - 7.25%, 12/31/99 - 8/15/26,
                                        market value - $178,501)                                             175,000       175,000
   11,674                       11,674 J.P. Morgan Securities, 6.40%, 1/2/98
                                        (Collateralized by $9,449 various U.S.
                                        Treasury Securities, 7.25% - 9.88%,
                                        8/15/04 - 11/15/15, market value - $11,908)              11,674                     11,674
  310,000                      310,000 J.P. Morgan Securities, 6.60%, 1/2/98 (Collateralized
                                        by $595,513 various U.S. Treasury Strips, 0.00 %,
                                        5/15/98 - 11/15/21, market value - $316,363)            310,000                    310,000
               175,000         175,000 Lehman Brothers Holding, Inc., 6.40%, 1/2/98
                                        (Collateralized by $377,778 various U.S.
                                        Treasury Securities, 0.00%,
                                         11/15/98 - 2/15/23, market value - $178,503)                        175,000       175,000
  300,000                      300,000 Lehman Brothers Holding, Inc., 6.57%, 1/2/98
                                        (Collateralized by $588,235 various U.S. Treasury
                                        Strips, 0.00%, 2/15/09, market value - $306,717)        300,000                    300,000
   58,411                       58,411 Merrill Lynch, 6.45%, 1/2/98 (Collateralized by
                                        $45,297 U.S Treasury Bonds, 8.13% - 9.13%,
                                        8/15/17 - 2/15/20, market value - $59,582                58,411                     58,411
               160,000         160,000 Morgan Stanley, 6.20%, 1/2/98 (Collateralized by
                                        $158,825 U.S Treasury Notes, 6.75% - 7.50%,
                                        6/30/99 - 11/15/01, market value - $163,282                          160,000       160,000
   70,085                       70,085 Morgan Stanley, 6.50%,1/2/98 (Collateralized by
                                        $71,601 various U.S. Treasury Securities,
                                        5.50% - 6.13%, 11/30/98 - 11/15/27,
                                        market value - $71,515)                                  70,085                     70,085
   58,411                       58,411 Nomura Securities, 6.58%, 1/2/98 (Collateralized by
                                        $56,529 various U.S. Treasury Securities,
                                        0.00% - 7.50%, 1/22/98 - 2/15/20,
                                        market value -  $59,579)                                 58,411                     58,411
   60,000                       60,000 Prudential Securities, 6.60%, 1/2/98
                                        (Collateralized by $54,965 various U.S.
                                        Treasury Notes, 6.88%, 5/15/06 - 8/15/25,
                                        market value - $61,207)                                  60,000                     60,000
   70,085                       70,085 UBS Securities, 6.70%, 1/2/98 (Collateralized by
                                        $238,542 U.S. Treasury Strips, 0.00 %,
                                        5/15/13 - 8/15/22, market value - $71,487)               70,085                     70,085
   60,000                       60,000 Wachovia, 6.00%, 1/2/98 (Collateralized by $61,515
                                       various U.S. Treasury

SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP U.S TREASURY SECURITIES MONEY MARKET FUND / MARQUIS TREASURY SECURITIES MARKET FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)


                           PROFORMA                                                                                       PROFORMA
 MARQUIS    ONE GROUP      COMBINED                                                            MARQUIS      ONE GROUP     COMBINED
 PRINCIPAL  PRINCIPAL     PRINCIPAL                                                           AMORTIZED      AMORTIZED    AMORTIZED
  AMOUNT     AMOUNT         AMOUNT                     SECURITY DESCRIPTION                     COST           COST         COST
----------  -----------  ------------- --------------------------------------------------- -------------- ------------- -----------
                                        Securities, 0.00% - 8.00%, 3/26/98 - 8/15/99,
                                        market value - $61,217)                                  60,000                     60,000
                                                                                              ---------    ---------     ---------
Total Repurchase Agreements                                                                   1,188,751    2,944,317     4,133,068
                                                                                              ---------    ---------     ---------
Total (Cost $4,954,503)(a)                                                                    1,422,650    3,531,853     4,954,503
                                                                                              ---------    ---------     ---------
                                                                                              ---------    ---------     ---------

_________
Percentages indicated are based on net assets of $4,942,249.
(a) Cost and value for federal income tax and financial reporting purposes are the same.
(b) With respect to the One Group Fund only, a portion of this security was loaned as of December 31, 1997.


SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP MUNICIPAL MONEY FUND / MARQUIS TAX EXEMPT MONEY MARKET FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)


                       PROFORMA                                                                                     PROFORMA
  MARQUIS   ONE GROUP  COMBINED                                                          MARQUIS      ONE GROUP     COMBINED
 PRINCIPAL  PRINCIPAL  PRINCIPAL                                                        AMORTIZED     AMORTIZED     AMORTIZED
  AMOUNT      AMOUNT    AMOUNT                SECURITY DESCRIPTION                        COST          COST          COST
 ----------  --------  -------- -----------------------------------------------------   ---------     ---------     ---------

DAILY DEMAND NOTES  (8.4%):
Alabama  (1.0%):

               4,100     4,100  Phenix City, IDR for Mead, AMT, 5.10%, 3/1/31, LOC:
                                Bayerische Landesbank*                                                   4,100          4,100
               3,000     3,000  Phenix City, IDR for Mead, Series 93-A, AMT, 5.10%,
                                6/1/28, LOC: Toronto Domimion Bank*                                      3,000          3,000
                                                                                                       -------
                                                                                                         7,100          7,100
                                                                                                       -------        -------
District of Columbia  (0.4%):
      2,700              2,700  General Fund Recovery, Series B-3, 5.00%, 6/1/03*         2,700                         2,700
                                                                                        -------                       -------

Georgia  (0.2%):
        700                700  Burke County Pollution Control Authority, Georgia
                                Power Company Project, 5.05%, 9/1/25*                       700                           700
        200                200  Effingham County Pollution Control Development
                                Authority, Savannah Electric & Power Co. Project,
                                5.05%, 4/1/37*                                              200                           200
        500                500  Hospital Finance Authority, 4.95%, 3/1/01*                  500                           500
                                                                                        -------                       -------
                                                                                          1,400                         1,400
                                                                                        -------                       -------
Illinois  (0.5%):
               3,400     3,400  Health Facilities Authority Revenue, Central Dupage
                                - Healthcorp Project, 5.10%, 11/1/20, LOC: Rabobank*                     3,400          3,400
                                                                                                       -------        -------
Indiana  (0.0%):
        200                200  Rockport Pollution Control Revenue Refunding, AEP
                                Generating Co., Project B, 5.10%, 7/1/25*                   200                           200
                                                                                        -------                       -------
Iowa  (0.0%):
        100                100  State Higher Education Loan Authority Revenue,
                                Educational Facility, Palmer Chiropractor Project,
                                5.35%, 4/1/27*                                              100                           100
                                                                                        -------                       -------
Michigan  (1.1%):
               5,700     5,700  Cornell Township Economic Development Corp., Mead
                                Escanaba Paper, 5.00%, 11/1/16, LOC: Swiss Bank*                         5,700          5,700
               2,600     2,600  University of Michigan, Hospital Revenues, Series
                                92A, 5.10%, 12/1/19*                                                     2,600          2,600
                                                                                                       -------        -------
                                                                                                         8,300          8,300
                                                                                                       -------        -------
Missouri  (0.3%):
               2,000     2,000  Development Finance Board, Union Station Project
                                1997  B, 4.50%, 12/1/03, LOC: CIBC*                                      2,000          2,000
                                                                                                       -------        -------
Ohio  (0.5%):
                 800       800  State Air Quality Development Authority, Cincinnati
                                Gas & Electric, 4.50%, 12/1/15, LOC: J.P. Morgan*                          800            800
               1,600     1,600  State Air Quality Development Authority, Cincinnati
                                Gas & Electric, 4.50%, 12/1/15, LOC: Union Bank of
                                Switzerland*                                                             1,600          1,600
               1,000     1,000  Twinsburg, IDR, United Stationers Project, AMT,
                                5.35%, 12/1/11, LOC: PNC Bank*                                           1,000          1,000
                                                                                                       -------        -------
                                                                                                         3,400          3,400
                                                                                                       -------        -------
Oregon  (0.3%):
               2,500     2,500  Port of Portland, PCR, Reynolds Metals, 5.00%,
                                12/1/09, LOC: Bank of Nova Scotia*                                       2,500          2,500
                                                                                                       -------        -------
Pennsylvania  (0.0%):
        300                300  Schuylkill County Resource Recovery Revenue
                                Authority, Northeastern Power Company Project,
                                Series A, 5.10%, 12/1/22*                                   300                           300
                                                                                        -------                       -------
Texas  (2.1%):
              11,400    11,400  Matagorda County, IDR, Houston Light & Power, 4.95%,
                                11/1/28, AMBAC                                                          11,400         11,400
               3,500     3,500  North Central Health Facility Development Corp.
                                Revenue, Presbyterian Medical Center, Series D,
                                5.00%, 12/1/15, MBIA*                                                    3,500          3,500
                                                                                                       -------        -------
                                                                                                        14,900         14,900
                                                                                                       -------        -------
Utah  (0.1%):
        800                800  West Valley City Industrial Development Revenue
                                Authority, Johnson Matthey Inc. Project, 5.00%,
                                11/1/11*                                                    800                           800
                                                                                        -------                       -------
Washington  (0.5%):
               1,250     1,250  Health Care Facilities, Fred Hutchinson, Series A,
                                5.10%, 1/1/18, LOC: Morgan Guaranty*                                     1,250          1,250
               2,110     2,110  Health Care Facilities, Fred Hutchinson, Series B,
                                5.10%, 1/1/18, LOC: Morgan Guaranty*                                     2,110          2,110
                                                                                                       -------        -------
                                                                                                         3,360          3,360
                                                                                                       -------        -------
Wyoming  (1.4%):
               6,200     6,200  Sublette County, PCR, 5.10%, 7/1/17, GTY: Exxon*                         6,200          6,200
      4,300              4,300  Sweetwater County, PCR, Refunding, Idaho Power Co.,
                                Project C, 5.10%, 7/15/26*                                4,300                         4,300
                                                                                          4,300          6,200         10,500
                                                                                        -------        -------        -------
Total Daily Demand Notes                                                                  9,800         51,160         60,960
                                                                                        -------        -------        -------

MONTHLY DEMAND NOTES  (3.1%):

Hawaii  (0.2%):
      1,560              1,560  State Department of Budget & Finance, Kuakini


SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP MUNICIPAL MONEY FUND / MARQUIS TAX EXEMPT MONEY MARKET FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)


                       PROFORMA                                                                                     PROFORMA
  MARQUIS   ONE GROUP  COMBINED                                                          MARQUIS      ONE GROUP     COMBINED
 PRINCIPAL  PRINCIPAL  PRINCIPAL                                                        AMORTIZED     AMORTIZED     AMORTIZED
  AMOUNT      AMOUNT    AMOUNT                SECURITY DESCRIPTION                        COST          COST          COST
 ----------  --------  -------- -----------------------------------------------------   ---------     ---------     ---------

                                Medical Center Project, 3.80%, 7/1/04*                    1,560                         1,560
                                                                                        -------                       -------
Indiana  (2.0%):
              14,800    14,800  Gary Environmental Improvement Revenue, U.S.
                                Steel Corp. Project, 4.05%, 7/15/02, LOC: Bank
                                of Nova Scotia*                                                         14,800         14,800
                                                                                                       -------        -------
Missouri  (0.3%):
      2,065              2,065  Osage Beach, Industrial Development Authority,
                                Health Care Realty, 4.05%, 1/1/11*                        2,065                         2,065
                                                                                        -------                       -------
Ohio  (0.2%):
      1,300              1,300  Columbus Electrical Systems Revenue, 3.70%, 9/1/09*       1,300                         1,300
                                                                                        -------                       -------
Tennessee  (0.3%):
        360                360  Franklin County Health & Education Facilities
                                Revenue, 3.80%, 9/1/10*                                     360                           360
      1,800              1,800  Knox County Industrial Development Board,
                                Weisgarber Partners, 3.95%, 12/1/14*                      1,800                         1,800
                                                                                        -------                       -------
                                                                                          2,160                         2,160
                                                                                        -------                       -------
West Virginia  (0.1%):
        800                800  Wood County Industrial Devlopment Revenue
                                Authority, AGA Gas Inc. Project, 3.90%, 10/1/98*            800                           800
                                                                                        -------                       -------
Total Monthly Demand Notes
                                                                                          7,885         14,800         22,685
                                                                                        -------        -------        -------

MUNICIPAL NOTES  (18.7%):
California  (2.5%):
      3,250   15,000    18,250  State Revenue Anticipation Notes, 4.50%, 6/30/98          3,261         15,048         18,309
                                                                                        -------        -------        -------
Colorado  (1.4%):
              10,000    10,000  State General Fund, Series A, 4.50%, 6/26/98                            10,031         10,031
                                                                                                       -------        -------
Idaho  (0.3%):
               2,500     2,500  State Tansportation, GO, 4.63%, 6/30/98                                  2,509          2,509
                                                                                                       -------        -------
Illinois  (0.1%):
        295                295  Elgin, GO, Series A, 7.13%, 1/1/98                          295                           295
        750                750  Kendall and Kane Counties, Community School
                                Districts Number 115, Yorkville Tax Anticipation
                                Notes, 4.40%, 1/21/98                                       750                           750
                                                                                        -------                       -------
                                                                                          1,045                         1,045
                                                                                        -------                       -------
Indiana  (1.0%):
      1,000              1,000  Benton, Community School Corp., Tax Anticipation
                                Warrants, 4.25%, 12/31/98                                 1,002                         1,002
        819                819  Bond Bank, Advance Funding Notes, 4.00% 1/21/98             819                           819
        885                885  Hammond Local Public Improvement, Advance Funding
                                Program Notes, Series A-1, 3.75%, 7/9/98                    885                           885
      1,000              1,000  Perry Township, Multiple School Building
                                Corporation Revenue, 4.00%, 6/25/98                       1,000                         1,000
        250                250  Purdue University, Student Fee Revenue, 6.10%,
                                7/1/98                                                      253                           253
      2,000              2,000  Residential Apartments, 1 Portfolio Cert. Trust
                                1996, Series A, 4.30%, 12/1/02                            2,000                         2,000
      1,500              1,500  State Advance Funding Notes, 3.90% 2/2/98                 1,500                         1,500
                                                                                        -------                       -------
                                                                                          7,459                         7,459
                                                                                        -------                       -------
Kansas  (0.1%):
        940                940  Shawnee County, Tax Anticipation, Notes Series 1,
                                4.25%, 2/1/98                                               940                           940
                                                                                        -------                       -------
Louisiana  (0.1%):
        501                501  State Recovery District Sales Tax, 4.25%, 7/1/98            501                           501
                                                                                        -------                       -------
Maine  (0.2%):
      1,600              1,600  Health and Higher Education Facilities, New
                                England Incorporated Series C, 3.70%, 12/1/25*            1,600                         1,600
                                                                                        -------                       -------
Massachusetts  (0.6%):
        800                800  Brockton GO, Revenue Anticipation Notes, 4.50%,
                                6/30/98                                                     801                           801
      1,200              1,200  Fall River, Anticipation Notes, 4.25%, 6/15/98            1,201                         1,201
      1,000              1,000  Holyoke, Anticipation Notes, 4.25%, 3/6/98                1,001                         1,001
      1,000              1,000  New England Education Loan Marketing Corporation
                                Refunding, Student Loans Series C, 4.75%, 7/1/98          1,003                         1,003
                                                                                        -------                       -------
                                                                                          4,006                         4,006
                                                                                        -------                       -------
Michigan  (2.9%):
        105                105  Grand Rapids, Water Supply Revenue, Series 1988,
                                7.88%, 1/1/18, Callabe 1/1/98 @ 102                         107                           107
        370                370  Kent Hospital Finance Authority, 6.50% 1/1/98               370                           370
     20,000             20,000  State Note, GO, 4.50%, 9/30/98                                          20,108         20,108
                                                                                        -------        -------        -------
                                                                                            477         20,108         20,585
                                                                                        -------        -------        -------
New Jersey  (0.1%):
      1,000              1,000  Ventnor City, Anticipation Notes, Series A,
                                4.25%, 4/30/98                                            1,000                         1,000
                                                                                        -------                       -------
New Mexico  (1.4%):
              10,000    10,000  State Tax & Revenue Anticipation Notes, 4.50%,
                                6/30/98                                                                 10,031         10,031
                                                                                                       -------        -------
New York  (0.5%):
        500                500  Freeport, Tax and Revenue Anticipation Notes,
                                4.25%, 6/29/98                                              500                           500
        500                500  Lindenhurst, Tax and Revenue Anticipation Notes,
                                4.25%, 6/24/98                                              501                           501


SEE NOTES TO FINANCIAL STATEMENTS

THE ONE GROUP MUNICIPAL MONEY FUND / MARQUIS TAX EXEMPT MONEY MARKET FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)


                       PROFORMA                                                                                     PROFORMA
  MARQUIS   ONE GROUP  COMBINED                                                          MARQUIS      ONE GROUP     COMBINED
 PRINCIPAL  PRINCIPAL  PRINCIPAL                                                        AMORTIZED     AMORTIZED     AMORTIZED
  AMOUNT      AMOUNT    AMOUNT                SECURITY DESCRIPTION                        COST          COST          COST
 ----------  --------  -------- -----------------------------------------------------   ---------     ---------     ---------

        700                700  Nassau County, Revenue Anticipation Notes, 4.25%,
                                10/31/98                                                    701                           701
      1,000              1,000  North Hempstead, Anticipation Notes, Series A,
                                4.00% 1/29/98                                             1,000                         1,000
        750                750  North Hempstead, Anticipation Notes, Series C,
                                4.38% 5/6/98                                                750                           750
                                                                                        -------                       -------
                                                                                          3,452                         3,452
                                                                                        -------                       -------
North Dakota  (0.1%):
        215                215  Grand Forks Sales Tax Revenue, Aurora Project,
                                Series A, 3.80%, 6/15/98                                    215                           215
                                                                                        -------                       -------
Ohio  (0.1%):
      1,000              1,000  Warren Anticipation Notes, Series 2, 4.70%,
                                1/13/98                                                   1,000                         1,000
                                                                                        -------                       -------
Pennsylvania  (0.2%):
      1,000              1,000  Norristown, Tax and Revenue Anticpation Notes,
                                4.05%, 12/31/98                                           1,000                         1,000
        750                750  Philadelphia School District Authority, Tax &
                                Revenue Anticipation Notes, 4.50%, 6/30/98                  752                           752
                                                                                        -------                       -------
                                                                                          1,752                         1,752
                                                                                        -------                       -------
South Carolina  (0.1%):
        500                500  State Institution, Go, Series B, 7.00%, 4/1/98              504                           504
                                                                                        -------                       -------
Tennessee  (0.1%):
        505                505  Germantown Refunding, 3.80%, 1/1/98                         505                           505
        500                500  Nashville & Davidson County, Metro Government
                                Water and Sewer Revenue, 5.70%, 4/1/98                      502                           502
                                                                                        -------                       -------
                                                                                          1,007                         1,007
                                                                                        -------                       -------
Texas  (1.6%):
        200                200  Bexar County Detention Facilities, GO, 7.25%,
                                6/15/98                                                     203                           203
        290                290  San Antonio River Authority Import Revenue,
                                6.55%, 7/1/98                                               294                           294
        825                825  School District Limited Tax Obligation, Texas
                                Association of School Boards, Series D, 4.00%,
                                2/15/98                                                     825                           825
              10,000    10,000  State Tax & Revenue Anticipation Notes, Series
                                97A, 4.75%, 8/31/98                                                     10,058         10,058
                                                                                        -------        -------        -------
                                                                                          1,322         10,058         11,380
                                                                                        -------        -------        -------
Wisconsin  (5.2%):
        475                475  Clinton Community School District, Tax and
                                Revenue Anticipation Note, 4.19%, 8/31/98                   475                           475
        500                500  Cudahy School District, Tax and Revenue
                                Anticipation Note, 4.19%, 9/29/98                           500                           500
        775                775  Fox Point and Bayside Joint School District,
                                Unlimited Tax, GO, 4.20%, 4/10/98                           775                           775
              11,405    11,405  Green Bay, Area Public School District, 3.84%,
                                2/2/98                                                                  11,405         11,405
        1,000            1,000  Janesville Promissary Notes, 4.70%, 6/1/98                1,003                         1,003
          380              380  Janesville Unlimited Tax, GO, Water Utility
                                Improvements, 4.80%, 6/1/98                                 381                           381
        1,350            1,350  Menasha JT School District, 4.25% 10/13/98                1,352                         1,352
          315              315  Middletown Cross Plains Area School District,
                                4.88%, 4/1/98                                               316                           316
        1,000            1,000  Oregon School District, Tax and Revenue
                                Anticipation Notes, 4.22%, 9/16/98                        1,001                         1,001
              20,000    20,000  State Operating Notes, 4.50%, 6/15/98                                   20,059         20,059
                                                                                        -------        -------        -------
                                                                                          5,803         31,464         37,267
                                                                                        -------        -------        -------
Wyoming  (0.1%):
          265              265  University of Wyoming, Revenue Refunding,
                                4.00%, 6/1/98                                               265                           265
                                                                                        -------                       -------
Total Municipal Notes                                                                    35,609         99,249        134,858
                                                                                        -------        -------        -------

PUT BONDS  (3.4%):
Arizona  (0.8%):
               6,000     6,000  Cochise County, PCR, Arizona Electric Power Corp.,
                                Series A, AMT, 3.80%, 9/1/24                                             6,000          6,000
                                                                                                       -------        -------
Missouri  (0.6%):
               4,175     4,175  State Environmental Improvement & Energy, Union
                                Electric Co., Series B, 3.95%, 6/1/14, LOC:
                                Union Bank of Switzerland                                                4,175          4,175
                                                                                                       -------        -------
North Dakota  (0.3%):
               2,100     2,100  Mercer County, Solid Waste Disposal Revenue,
                                National Rural Utility Power Project, Series U,
                                3.80%, 12/1/18                                                           2,100          2,100
                                                                                                       -------        -------
Ohio  (1.5%):
        380                380  Bellevue, Revenue Bonds, Bellevue Hospital
                                Project, 3.85%, 3/1/17*                                     380                           380
              11,000    11,000  Housing Finance Agency, Series 1997 A-2, ATM,
                                3.65%, 3/2/98, GIC: AIG                                                 11,000         11,000
                                                                                        -------        -------        -------
                                                                                            380         11,000         11,380
                                                                                        -------        -------        -------
Pennsylvania  (0.2%):
      1,200              1,200  State Higher Education Facility Authority, Thomas
                                Jefferson University, Series B, 3.80%, 2/18/98            1,200                         1,200
                                                                                        -------                       -------
Total Put Bonds                                                                           1,580         23,275         24,855
                                                                                        -------        -------        -------

SEMI ANNUAL DEMAND NOTES (0.4%):

Florida  (0.1%):
        530                530  Orange County Industrial Development Authority,
                                Orlando Hawaiian Motel Company, 3.90%, 10/1/15*             530                           530
                                                                                        -------                       -------
Michigan  (0.1%):


SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP MUNICIPAL MONEY FUND / MARQUIS TAX EXEMPT MONEY MARKET FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)


                       PROFORMA                                                                                     PROFORMA
  MARQUIS   ONE GROUP  COMBINED                                                          MARQUIS      ONE GROUP     COMBINED
 PRINCIPAL  PRINCIPAL  PRINCIPAL                                                        AMORTIZED     AMORTIZED     AMORTIZED
  AMOUNT      AMOUNT    AMOUNT                SECURITY DESCRIPTION                        COST          COST          COST
 ----------  --------  -------- -----------------------------------------------------   ---------     ---------     ---------

        620                620  Oakland County, Economic Development Corp.,
                                Limited Obligation Revenue, Corners Shopping
                                Center, 3.65%, 8/1/15*                                      620                           620
                                                                                        -------                       -------
Minnesota  (0.1%):
        325                325  Hutchinson Economic Development Authority
                                Revenue, Diversified Developer Project, 3.85%,
                                8/15/06, Callable 2/16/98 @ 100                             325                           325
                                                                                        -------                       -------
Ohio  (0.0%):
        260                260  Clermont County, Economic Development Revenue,
                                Eastmark Center Association Project, 3.80%,
                                12/1/09*                                                    260                           260
                                                                                        -------                       -------
South Carolina  (0.1%):
      1,000              1,000  Charleston Center Mortgage Authority,
                                Adjustable Rate Certificate Project, 3.75%,
                                3/1/02                                                    1,000                         1,000
                                                                                        -------                       -------
Texas  (0.0%):
        125                125  Corpus Christi, Industrial Development Authority,
                                Air Inventory Co. Project, 3.90%, 8/1/11*                   125                           125
                                                                                        -------                       -------
Wyoming  (0.0%):
        250                250  Cheyenne County, Revenue Refunding, Holiday Inn
                                Project, 3.90%, 10/1/10*                                    250                           250
                                                                                        -------                       -------
Total Semi Annual Demand Notes                                                            3,110                         3,110
                                                                                        -------                       -------

TAX FREE COMMERCIAL PAPER (6.7%):

Alabama  (2.0%):
               5,000     5,000  Phenix IDR, Mead Paper, AMT, 3.75%, 1/26/98,
                                LOC: ABN AMRO                                                            5,000          5,000
               5,000     5,000  Phenix IDR, Mead Paper, AMT, 3.80%, 2/2/98,
                                LOC: ABN AMRO                                                            5,000          5,000
               4,000     4,000  Phenix IDR, Mead Paper, AMT, 3.80%, 2/2/98,
                                LOC: ABN AMRO                                                            4,000          4,000
                                                                                                       -------        -------
                                                                                                        14,000         14,000
                                                                                                       -------        -------
Arizona  (0.3%):
               2,000     2,000  Mesa  Municipal Development Corp., 3.70%, 1/15/98,
                                LOC: West Deutsche Landesbank                                            2,000          2,000
                                                                                                       -------        -------
Illinois  (0.1%):
      1,000              1,000  Education Facilities Authority, 3.75%, 4/7/98             1,000                         1,000
                                                                                        -------                       -------
Michigan  (1.0%):
               7,500     7,500  State Builders Authority Revenue, 3.75%, 3/2/98,
                                LOC: CIBC                                                                7,500          7,500
                                                                                                       -------        -------
Ohio  (1.2%):
               5,100     5,100  Air Quality Development Authority, CEI, 3.80%,
                                1/14/98, FGIC                                                            5,100          5,100
               3,500     3,500  Water Development Authority, CEI, 3.75%, 2/2/98, FGIC                    3,500          3,500
                                                                                                       -------        -------
                                                                                                         8,600          8,600
                                                                                                       -------        -------
Pennsylvania  (0.8%):
               6,100     6,100  Delaware IDR, Philadelphia Electric, 3.70%,
                                1/21/98, FGIC                                                            6,100          6,100
                                                                                                       -------        -------
Texas  (0.7%):
               5,000     5,000  Brazos River Utilities, AMT, 3.80%, 2/6/98, LOC:
                                Union Bank of Switzerland                                                5,000          5,000
                                                                                                       -------        -------
West Virginia  (0.6%):
               4,500     4,500  State Public  Authority Energy Revenue, Morgantown
                                Assoc. Project, AMT, 3.90%, 2/9/98, LOC: Swiss Bank                      4,500          4,500
                                                                                                       -------        -------
Total Tax Free Commercial Paper                                                           1,000         47,700         48,700
                                                                                        -------        -------        -------

WEEKLY DEMAND NOTES (59.4%)::

Alabama  (0.2%):
      1,095              1,095  State Housing Finance Authority, Multifamily
                                Residential Development Series B, 3.95%, 12/1/14*         1,095                         1,095
                                                                                        -------                       -------
Alaska  (0.8%):
               5,900     5,900  Anchorage, Higher Education Revenue, Alaska
                                Pacific University, 3.75%, 7/1/17, LOC:
                                Seattle-First National Bank*                                             5,900          5,900
                                                                                                       -------        -------
Arizona  (0.1%):
        500                500  Tuscon Industrial Development Authorithy,
                                Tuscon City Center Parking Garage Project, 4.28%,
                                6/1/15*                                                     500                           500
                                                                                        -------                       -------
Arkansas  (1.5%):
               8,100     8,100  Clark County, Solid Waste Disposal Revenue,
                                Reynolds Metals Co. Project, AMT, 3.95%, 8/1/22,
                                LOC: Trust Co. Bank*                                                     8,100          8,100
               2,900     2,900  Clark County, Solid Waste Disposal, AMT, 3.95%,
                                8/1/22, LOC: SunTrust Bank                                               2,900          2,900
                                                                                                       -------        -------
                                                                                                        11,000         11,000
                                                                                                       -------        -------
Colorado  (2.3%):
               3,000     3,000  Housing Finance Authority, Pool I, Series B,
                                Coventry Village, 3.85%, 10/15/16, FNMA*                                 3,000          3,000
      2,150              2,150  Housing Financing Authority, Cambray Park
                                Project, 4.25%, 5/1/15*                                   2,150                         2,150
      1,500              1,500  Smith Creek Metropolitan District Authority,
                                4.20%, 10/1/35*                                           1,500                         1,500
               2,500     2,500  Student Obligation Bond Authority, 90-A, AMT,
                                3.75%, 9/1/24, SLMA*                                                     2,500          2,500
               5,600     5,600  Student Obligation Bond Authority, AMT, 3.75%,
                                7/1/20, SLMA*                                                            5,600          5,600
      1,860              1,860  Woodstream Housing Financial Authority, 4.25%,
                                6/1/05*                                                   1,860                         1,860
                                                                                        -------        -------        -------
                                                                                          5,510         11,100         16,610
                                                                                        -------        -------        -------
District of Columbia  (1.3%):


SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP MUNICIPAL MONEY FUND / MARQUIS TAX EXEMPT MONEY MARKET FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)


                       PROFORMA                                                                                     PROFORMA
  MARQUIS   ONE GROUP  COMBINED                                                          MARQUIS      ONE GROUP     COMBINED
 PRINCIPAL  PRINCIPAL  PRINCIPAL                                                        AMORTIZED     AMORTIZED     AMORTIZED
  AMOUNT      AMOUNT    AMOUNT                SECURITY DESCRIPTION                        COST          COST          COST
 ----------  --------  -------- -----------------------------------------------------   ---------     ---------     ---------

               9,705     9,705  Metro Washington D.C. Airports Authority
                                Trust Receipts, 4.30%, 10/1/16, LIQ: Societe
                                General*                                                                 9,705          9,705
                                                                                                       -------        -------
Florida  (2.4%):
      1,425              1,425  Brevard County Housing Finance Authority
                                Revenue, Park Village & Malobar Lakes Project,
                                3.85%, 12/1/10*                                           1,425                         1,425
        825                825  Lee County Industrial Development Authority,
                                Christ Mission-Shell Point Villiage, 4.07%,
                                4/1/10*                                                     825                           825
      2,450              2,450  Putnam County Pollution Control Revenue,
                                Seminole Electric H-2, 3.85%, 3/15/14*                    2,450                         2,450
              10,000    10,000  State Housing Finance Authority, Woodlands Apt.
                                Project 85S, 3.65%, 12/1/17, LOC: Citibank*                             10,000         10,000
        430                430  State Multi-Family Housing Finance Authority,
                                Lakeside Project, Series B, 4.28%, 8/1/06*                  430                           430
      2,395              2,395  State, Gulf Coast University, 4.15%, 8/1/27*              2,395                         2,395
                                                                                        -------        -------        -------
                                                                                          7,525         10,000         17,525
                                                                                        -------        -------        -------
Georgia  (4.8%):
        700                700  De Kalb County Industrial Development Authority,
                                4.40%, 2/1/03*                                              700                           700
              13,000    13,000  De Kalb Private Hospital Authority Revenue,
                                Egleston Children's Hospital, Series A, 3.70%,
                                3/1/24, LOC: SunTrust Bank*                                             13,000         13,000
               3,735     3,735  Gwinnett County Housing Authority, Herrington
                                Woods Apts., Series 96A, AMT,4.31%, 9/15/26,
                                LOC: KeyBank*                                                            3,735          3,735
      2,500              2,500  Marietta Multi-Family Revenue Authority, Franklin
                                Walk Apartments Project, 3.80%, 8/1/08*                   2,500                         2,500
              15,000    15,000  Municipal Electric Authority, 3.85%, 1/1/26,
                                LOC: ABN-AMRO*                                                          15,000         15,000
                                                                                        -------        -------        -------
                                                                                          3,200         31,735         34,935
                                                                                        -------        -------        -------
Hawaii  (0.1%):
                                State Multifamily Housing Authority, Tropicana
      1,000              1,000  West Project, Series A, 3.80%, 8/1/10                     1,000                         1,000
                                                                                        -------                       -------
Idaho  (0.2%):
      1,025              1,025  Nez Perce County Pollution Control Revenue,
                                4.05%, 2/1/14*                                            1,025                         1,025
                                                                                        -------                       -------
Illinois  (8.4%):
              11,300    11,300  Chicago O'Hare International Airport Revenue,
                                Second Lien, Series B, AMT, 3.75%, 1/1/18, LOC:
                                Societe Generale*                                                       11,300         11,300
               5,200     5,200  Development Finance Authority Revenue, Aurora
                                Central Catholic High School, 4.00%, 4/1/24, LOC:
                                Nothern Trust*                                                           5,200          5,200
      1,000              1,000  Development Finance Authority Revenue, Casa Central
                                Padres Project, 4.23%, 8/1/26*                            1,000                         1,000
      3,000              3,000  Development Finance Authority Revenue, Catholic
                                Charities Housing Project, Series B, 4.05%, 1/1/28*       3,000                         3,000
               3,700     3,700  Development Finance Authority Revenue,
                                Presbyterian Home Lake Forrest Place Project,
                                4.00%, 9/1/31, LOC: LaSalle National Bank*                               3,700          3,700
               4,500     4,500  Development Finance Authority Revenue, Roosevelt
                                University Project, 4.00%, 4/1/25, LOC: American
                                National Bank*                                                           4,500          4,500
               5,900     5,900  Development Finance Authority Revenue, Special
                                Facility, Little City Foundation, 4.00%, 2/1/19,
                                LOC: LaSalle National Bank*                                              5,900          5,900
               1,625     1,625  Development Finance Authority Revenue, St. Pauls,
                                House Project, 4.00%, 2/1/25, LOC: LaSalle
                                National Bank*                                                           1,625          1,625
      1,300              1,300  Development Financial Authority Revenue, Series
                                84, 4.29%, 12/1/09*                                       1,300                         1,300
      1,000              1,000  Development Financial Authority Revenue, Village
                                of Oak Park Residence, 4.10%, 9/1/26*                     1,000                         1,000
      1,700              1,700  Health Facility Authority Revenue, Advocate Health
                                Care Project, Series B, 3.80%, 8/15/22*                   1,700                         1,700
      1,700              1,700  Health Facility Authority Revenue, Central Health &
                                Community Project, Series C, 4.00%, 10/1/15*              1,700                         1,700
      1,500              1,500  Health Facility Authority Revenue, Pekin Memorial
                                Hospital Project, 4.20%, 8/15/17*                         1,500                         1,500
               3,000     3,000  Health Facility Authority Revenue, Washington &
                                Jane Smith Home, 3.85%, 7/1/26, LOC: Comerica Bank*                      3,000          3,000
               7,640     7,640  Jacksonville Industrial Project Revenue, AGI, Inc.
                                Project, AMT, 4.25%, 2/1/26, LOC: Bank of America*                       7,640          7,640
               1,230     1,230  Lombard IDR, Chicago Roll Co. Project, 4.45%,
                                2/1/10, LOC: American National Bank*                                     1,230          1,230
        200                200  McCook, Revenue, St. Andrew Society Project Ser.
                                1996 A, 4.10%, 12/1/21                                      200                           200
        600   2,000      2,600  Orland Hills, Mulit-Family Mortgage Revenue, 88th
                                Avenue Project, 4.00%, 12/1/04, LOC: LaSalle
                                National Bank*                                              600          2,000          2,600
               2,500     2,500  Regional Transportation Authority Trust Receipts,
                                4.25%, 6/1/25, LIQ: Societe Generale*                                    2,500          2,500
                                                                                        -------        -------        -------
                                                                                         12,000         48,595         60,595
                                                                                        -------        -------        -------
Indiana  (7.2%):
      2,400              2,400  Fort Wayne Hospital Authority, Parkview Memorial
                                Hospital, Series B, 3.65%, 1/1/16*                        2,400                         2,400


SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP MUNICIPAL MONEY FUND / MARQUIS TAX EXEMPT MONEY MARKET FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)


                       PROFORMA                                                                                     PROFORMA
  MARQUIS   ONE GROUP  COMBINED                                                          MARQUIS      ONE GROUP     COMBINED
 PRINCIPAL  PRINCIPAL  PRINCIPAL                                                        AMORTIZED     AMORTIZED     AMORTIZED
  AMOUNT      AMOUNT    AMOUNT                SECURITY DESCRIPTION                        COST          COST          COST
 ----------  --------  -------- -----------------------------------------------------   ---------     ---------     ---------

              14,600    14,600  Health Facility Financing Authority,
                                Rehabilitation Hospital, Inc., 3.70%,
                                11/1/20, LOC: National Bank of Detroit*                                 14,600         14,600
               2,300     2,300  Health Facility Financing Authority Revenue,
                                Capital Access Designated Pool, 3.75%, 12/1/02,
                                LOC: Comercia Bank*                                                      2,300          2,300
      2,000              2,000  Health Facility Funding Revenue, Community
                                Hartsfield Village Project, Series B, 4.00%,
                                8/15/27*                                                  2,000                         2,000
               5,400     5,400  Hospital Equipment Financing Authority, Revenue
                                Insured, Series A, 3.75%, 12/1/15, MBIA                                  5,400          5,400
               5,600     5,600  Indianapolis Economic Development Revenue,
                                Children's Museum Project, 4.15%, 10/1/25,
                                LOC: National Bank of Detroit*                                           5,600          5,600
               3,450     3,450  Jasper Economic Development Revenue, Best Chairs,
                                Inc. Project, AMT, 4.40%, 3/1/19, LOC: PNC Bank*                         3,450          3,450
              16,200    16,200  Rockport, PCR, Indiana & Michigan Electric Co.,
                                Series A, 3.85%, 8/1/14, LOC: Swiss Bank*                               16,200         16,200
                                                                                        -------        -------        -------
                                                                                          4,400         47,550         51,950
                                                                                        -------        -------        -------
Kentucky  (0.7%):
        490                490  Calloway County Fire Revenue Bond, 4.22%,
                                12/1/31*                                                    490                           490
        455                455  Covington Industrial Building Revenue Authority,
                                Atkins & Pearce Inc. Project, 4.20%, 4/1/05*                455                           455
        750                750  Louisville Industrial Development Revenue,
                                Zeochem Project, 4.00%, 9/1/01*                             750                           750
               3,500     3,500  Mayfield, League of Cities Lease Finance Program
                                96, 3.90%, 7/1/26, LOC: PNC Bank*                                        3,500          3,500
                                                                                        -------        -------        -------
                                                                                          1,695          3,500          5,195
                                                                                        -------        -------        -------
Louisiana  (0.7%):
      2,300              2,300  New Orleans Industrial Development Board,
                                Spectrum Control Technology Project, 4.25%,
                                3/1/07*                                                   2,300                         2,300
      2,700              2,700  Public Facilities, Sisters of Charity, 3.70%,
                                7/1/23*                                                   2,700                         2,700
                                                                                        -------                       -------
                                                                                          5,000                         5,000
                                                                                        -------                       -------
Michigan  (5.0%):
              19,500    19,500  Higher Education Student Loan, Series B, AMT,
                                3.75%, 10/1/13, AMBAC*                                                  19,500         19,500
        800                800  Jackson County, Economic Development Corp.
                                Ltd, Thrifty Leoni Inc. Project, 4.28%, 12/1/14*            800                           800
               1,560     1,560  State Strategic Fund, Limited Obligation, Wayne
                                Disposal Oakland                                                         1,560          1,560
                                Project, AMT, 4.00%, 3/1/05, LOC: Credit Suisse-
                                First Boston*
              13,940    13,940  Wayne County Airport Revenue (Detroit Airport),
                                Series B, AMT, 3.75%, 12/1/16, LOC: Bayerische
                                Landesbank*                                                             13,940         13,940
                                                                                        -------        -------        -------
                                                                                            800         35,000         35,800
                                                                                        -------        -------        -------
Minnesota  (0.2%):
      1,530              1,530  Roseville Multifamily Housing Revenue, Rosepointe
                                II Project, 4.25%, 10/1/27*                               1,530                         1,530
                                                                                        -------                       -------
Missouri  (0.4%):
      1,965              1,965  Kansas City Industrial Development Hospital
                                Authority Revenue, Baptist Health System
                                Project, Series A, 4.00%, 8/1/18*                         1,965                         1,965
        965                965  Saint Louis Industrial Revenue, Kinder Care,
                                Series C, 3.90%, 2/1/01*                                    965                           965
                                                                                        -------                       -------
                                                                                          2,930                         2,930
                                                                                        -------                       -------
Nebraska  (0.1%):
      1,020              1,020  Hamilton County Industrial Development Revenue,
                                The Iams Co. Project, 4.25%, 7/1/05, Callable
                                2/1/98 @ 100*                                             1,020                         1,020
                                                                                        -------                       -------
Nevada  (5.4%):
              11,200    11,200  Clark County, IDR, Nevada Power Co. Project,
                                Series A, 3.95%, 10/1/30, LOC: Barclays Bank*                           11,200         11,200
               5,000     5,000  Clark County, Limited Tax GO, 1996 Las Vegas
                                Convention Trust Receipts, 4.25%, 7/1/26, FSA,
                                LIQ: Societe Generale*                                                   5,000          5,000
               2,215     2,215  Clark County, PCR, Nevada Power Co. Project,
                                Series C, 3.85%, 10/1/30, LOC: Barclays Bank*                            2,215          2,215
        375                375  Henderson Public Improvement Trust Mutlifamily
                                Housing Revenue Authority, Pueblo II Project,
                                Series B, 4.35%, 8/1/26                                     375                           375
               9,300     9,300  Lancaster County, Hospital Authority, Bryan
                                Memorial Hospital, 3.65%, 6/1/12, MBIA*                                  9,300          9,300
              11,000    11,000  Muninipal Securities Trust Receipts, SGB 31,
                                GO, 4.25%, 3/1/23, LIQ: Societe Generale*                               11,000         11,000
                                                                                        -------        -------        -------
                                                                                            375         38,715         39,090
                                                                                        -------        -------        -------
North Carolina  (0.2%):
      1,525              1,525  Beaufort County, Industrial Facility & Pollution
                                Control Authority, Texasgulf Inc. Project,
                                4.25%, 12/1/00                                            1,525                         1,525
                                                                                        -------                       -------
Ohio  (3.9%):
               3,500     3,500  Franklin County Hospital Revenue, Holy Cross
                                Health Systems, 4.15%, 6/1/16, LIQ: Morgan
                                Guaranty*                                                                3,500          3,500
        800                800  Loraine County Hospital Revenue Authority,
                                Elyria United Methodist Project, Series B,
                                4.00%, 6/1/12*                                              800                           800


SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP MUNICIPAL MONEY FUND / MARQUIS TAX EXEMPT MONEY MARKET FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)


                       PROFORMA                                                                                     PROFORMA
  MARQUIS   ONE GROUP  COMBINED                                                          MARQUIS      ONE GROUP     COMBINED
 PRINCIPAL  PRINCIPAL  PRINCIPAL                                                        AMORTIZED     AMORTIZED     AMORTIZED
  AMOUNT      AMOUNT    AMOUNT                SECURITY DESCRIPTION                        COST          COST          COST
 ----------  --------  -------- -----------------------------------------------------   ---------     ---------     ---------

               7,900     7,900  State Air Quality Development Authority
                                Revenue, JMG Funding Ltd. Partnership,
                                Series A, AMT, 3.90%, 4/1/28, LOC: Societe
                                Generale*                                                                7,900          7,900
               5,300     5,300  State Air Quality Development Authority,
                                JMG Funding Ltd. Partnership, AMT, 3.90%,
                                4/1/29, LOC: Societe Generale*                                           5,300          5,300
               2,800     2,800  State Air Quality Development Revenue Bond,
                                Timken Co. Project, AMT, 3.70%, 6/1/01, LOC:
                                Credit Suisse*                                                           2,800          2,800
               2,000     2,000  State Water Development Authority, Timken Co.
                                Project, 3.70%, 6/1/01, LOC: Credit Suisse*                              2,000          2,000
               5,500     5,500  State Water Development Authority Revenue, Timken
                                Co. Project, 3.70%, 5/1/07, LOC: Wachovia Bank*                          5,500          5,500
                                                                                        -------        -------        -------
                                                                                            800         27,000         27,800
                                                                                        -------        -------        -------
Oklahoma (0.1%)::
      1,000              1,000  Muskogee Industrial Trust Revenue, Warmack-
                                Muskogee  Ltd., 4.20%, 12/1/15*                           1,000                         1,000
                                                                                        -------                       -------
Oregon  (0.2%):
      1,200              1,200  Hillsboro, Graduate Institute, 4.25%, 8/1/11*             1,200                         1,200
                                                                                        -------                       -------
Pennsylvania  (3.4%):
        100                100  Bucks County Industrial Development Authority,
                                Edgecomb Metals Project, 4.15%, 10/1/09                     100                           100
      1,500              1,500  Chester County, Health & Education Facilities
                                Authority, Barclay Friends Project, Series A,
                                3.70%, 8/1/25*                                            1,500                         1,500
      1,100             1,100   Clarion County, Industrial Development
                                Authority, Meritcare Inc. Project, Series A,
                                4.25%, 12/1/12*                                           1,100                         1,100
      5,000             5,000   Dauphin County, General Authority, Pooled
                                Finance, Project II, 3.90%, 9/1/32*                       5,000                         5,000
        100               100   Emmaus General Revenue Authority, 4.00%, 12/1/28*           100                           100
      5,400             5,400   Montgomery County, Higher Education and Health
                                Revenue Authority, Series A, 4.00%, 6/1/21*               5,400                         5,400
              10,115    10,115  New Castle Area Jameson Hospital, 3.85%, 7/1/26,
                                FSA*                                                                    10,115         10,115
      1,000             1,000   Schuylkill County Industrial Development Authority,
                                Gilberton Power Project, 3.70%, 12/1/02*                  1,000                         1,000
                                                                                        -------        -------        -------
                                                                                         14,200         10,115         24,315
                                                                                        -------        -------        -------
South Carolina  (0.2%):
               1,700     1,700  Cherokee County, Industrial Revenue, Oshkosh
                                Truck Corp. Project, AMT, 4.20%, 8/1/19, LOC:
                                Bank of Nova Scotia*                                                     1,700          1,700
                                                                                                       -------        -------
Tennessee  (0.7%):
      1,000              1,000  Jefferson County Industrial Development, Ball
                                Corp. Project, 4.40%, 4/1/98, LOC: PNC Bank*              1,000                         1,000
               3,800     3,800  Oak Ridge Industrial Development Board,
                                Economic Development Revenue, Limited
                                Obligation, 3.90%, 5/1/09, LOC: ABN AMRO*                                3,800          3,800
                                                                                        -------        -------        -------
                                                                                          1,000          3,800          4,800
                                                                                        -------        -------        -------
Texas  (5.3%):
              14,100    14,100  Capital Health Facilities Development Corp.,
                                Island on Lake Travis Ltd. Project, AMT, 3.75%,
                                12/1/16, LOC: Credit Suisse*                                            14,100         14,100
               4,000     4,000  Lower Colorado River Authority, Texas Electricity
                                Revenue, 3.65%, 1/1/13, MBIA*                                            4,000          4,000
              12,000    12,000  Panhandle Plains Higher Education Inc., Student
                                Loan Revenue, Series A, AMT, 3.75% 6/1/21, SMLA*                        12,000         12,000
               8,400     8,400  Panhandle Plains Higher Education Inc., Student
                                Loan Revenue, Series A, AMT, 3.75%, 6/1/23, SLMA*                        8,400          8,400
                                                                                                       -------        -------
                                                                                                        38,500         38,500
                                                                                                       -------        -------
Utah  (1.8%):
               1,200     1,200  Salt Lake City Airport Revenue, Sub Series A,
                                AMT 3.75%, 6/1/98, LOC: Credit Suisse*                                   1,200          1,200
      1,800              1,800  Salt Lake City Revenue Authority, Pooled Project,
                                3.65%, 1/1/20*                                            1,800                         1,800
              10,000    10,000  University Revenues, Auxiliary & Campus Facilities,
                                Series A, 3.85%, 4/1/27, LOC: Bank of Nova Scotia*                      10,000         10,000
                                                                                        -------        -------        -------
                                                                                          1,800         11,200         13,000
                                                                                        -------        -------        -------
Washington  (0.9%):
               3,925     3,925  Pierce County, NN Banking Co., AMT, 4.30%, 7/1/03,
                                LOC: U.S. Bank of Washington*                                            3,925          3,925
               2,500     2,500  State GO, Municipal Securities, Trust Receipts,
                                4.25%, 7/1/16, LIQ: Societe Generale*                                    2,500          2,500
                                                                                                       -------        -------
                                                                                                         6,425          6,425
                                                                                                       -------        -------
West Virginia  (0.9%):
               2,300     2,300  Marion County Community Solid Waste Disposal
                                Facility Revenue, Grant Town, AMT, 3.80%,
                                10/1/17, LOC: National Westminister*                                     2,300          2,300
               4,500     4,500  Marion County Community Solid Waste Disposal
                                Facility Revenue, Grant Town, AMT, 3.75%,
                                10/1/17, LOC: National Westminister*                                     4,500          4,500
                                                                                                       -------        -------
                                                                                                         6,800          6,800
                                                                                                       -------        -------
Total Weekly Demand Notes                                                                71,130        358,340        429,470
                                                                                        -------        -------        -------


SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP MUNICIPAL MONEY FUND / MARQUIS TAX EXEMPT MONEY MARKET FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)


                       PROFORMA                                                                                     PROFORMA
  MARQUIS   ONE GROUP  COMBINED                                                          MARQUIS      ONE GROUP     COMBINED
 PRINCIPAL  PRINCIPAL  PRINCIPAL                                                        AMORTIZED     AMORTIZED     AMORTIZED
  AMOUNT      AMOUNT    AMOUNT                SECURITY DESCRIPTION                        COST          COST          COST
 ----------  --------  -------- -----------------------------------------------------   ---------     ---------     ---------
Total (Cost $724,638) (a)                                                               130,114        594,524        724,638
                                                                                        -------        -------        -------
                                                                                        -------        -------        -------


_______________
Percentages indicated are based on net assets of $722,731.
 (a) Cost and value for frderal income tax and financial reporting purposes are the same.
   * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1997.

 AMBAC          Insured by AMBAC Indemnity Corp.
 AMT            Alternative Minimum Tax Paper
 BAN            Bond Anticipation Notes
 FGIC           Insured by Financial Guaranty Insurance Corp.
 FSA            Insured by Financial Security Assurance
 GIC            Guaranteed Investment Contract
 GNMA           Government National Mortgage Association
 GO             Gereral Obligation
 GTY            Guaranty
 FNMA           Federal National Mortgage Association
 IDR            Industrial Development Revenue
 LIQ            Liquidity Agreement
 LOC            Letter of Credit
 MBIA           Insured by Municipal Bond Insurance Association
 PCR            Pollution Control Revenue
 SLMA           Student Loan Marketing Association

SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP GOVERNMENT BOND FUND / MARQUIS GOVERNMENT SECURITIES FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)


                       PROFORMA
  MARQUIS    ONE GROUP COMBINED                                                                                       PROFORMA
  SHARES OR  SHARES OR SHARES OR                                                          MARQUIS     ONE GROUP       COMBINED
  PRINCIPAL  PRINCIPAL PRINCIPAL                                                          MARKET        MARKET         MARKET
  AMOUNT       AMOUNT  AMOUNT                SECURITY DESCRIPTION                         VALUE         VALUE           VALUE
-----------  --------- --------- ---------------------------------------------------    --------     ----------    -----------

CORPORATE OBLIGATIONS  (0.2%):
       600                 600   Anheuser Busch Co., Inc., 8.75%, 12/1/99                   630                           630
       500                 500   General Foods Corp., 6.00%, 6/15/01                        495                           495
       500                 500   Lehman Brothers Holdings, Inc., 6.38%, 6/1/98              501                           501
       500                 500   Pepsico, Inc., 7.63%, 12/18/98                             506                           506
                                                                                      ---------                     ---------
Total Corporate Obligations                                                               2,132                         2,132
                                                                                      ---------                     ---------

U.S. GOVERNMENT AGENCY MORTGAGES  (66.7%):
Federal Home Loan Mortgage Corp.  (27.6%):
        10                  10   7.00%, 4/1/00, Pool #253036                                 10                            10
               8,480     8,480   6.00%, 4/15/01, Gold Balloon, Pool # G50347                             8,430          8,430
     4,086               4,086   7.50%, 11/15/01, Pool #1318-JB, CMO                      4,168                         4,168
     1,925               1,925   6.70%, 5/15/05, Pool #1233-F, CMO                        1,939                         1,939
       673                 673   9.00%, 11/1/05, Pool # B0-0203                             703                           703
       920                 920   9.00%, 5/1/06, Series # B0-0282                            961                           961
               1,000     1,000   7.00%, 10/15/06, Series 1150, Class I                                   1,004          1,004
     3,425               3,425   7.00%, 9/15/07, Series 1457-PJ, CMO                      3,420                         3,420
     4,850               4,850   6.50%, 4/15/08, Pool #1489-I, CMO                        4,851                         4,851
               5,181     5,181   7.50%, 4/1/09, Gold Pool #E00315                                        5,346          5,346
              16,500    16,500   6.50%, 9/15/09, Series 1838 G, CMO                                     16,546         16,546
               4,152     4,152   8.50%, 1/1/10, Gold Pool #G10305                                        4,312          4,312
              30,000    30,000   6.50%, 7/1/12                                                          30,188         30,188
         4                   4   9.50%, 4/1/16, Pool #170161                                  5                             5
                 271       271   9.00%, 10/1/17, Gold Pool #A00756                                         290            290
                 201       201   9.00%, 4/1/18, Gold Pool #A01143                                          216            216
       503                 503   7.75%, 1/15/20, Pool #1136-F, CMO                          503                           503
                  62        62   9.00%, 10/1/20, Gold Pool #A01134                                          66             66
                  66        66   9.00%, 1/1/21, Gold Pool #A00948                                           71             71
                 500       500   7.25%, 2/15/21, Series 1464, CMO                                          510            510
                  59        59   9.00%, 4/1/21, Gold Pool #D04193                                           63             63
                  99        99   9.00%, 6/1/21, Gold Pool #A01017                                          106            106
                 103       103   9.00%, 7/1/21, Gold Pool #A01093                                          111            111
                  68        68   9.00%, 9/1/21, Gold Pool #D32271                                           72             72
                  53        53   9.00%, 11/1/21, Gold Pool #C00078                                          57             57
                 102       102   9.00%, 11/1/21, Gold Pool #D11191                                         109            109
                 108       108   9.00%, 11/1/21, Gold Pool #D11866                                         115            115
                 216       216   9.00%, 5/1/22, Gold Pool #D19203                                          231            231
                  76        76   9.00%, 5/1/22, Gold Pool #D19142                                           81             81
                 900       900   7.00%, 8/25/22, Series 13, Class PL                                       916            916
              10,000    10,000   5.50%, 9/15/22, Series 1367 - K                                         9,124          9,124
     5,200               5,200   6.50%, 11/15/22, Pool #1152                              5,129                         5,129
               3,845     3,845   7.00%, 4/15/23, Pool #348645                                            3,896          3,896
               6,680     6,680   10.00%, 10/15/23, Series 1591 E, CMO                                    7,593          7,593
               8,837     8,837   6.00%, 10/15/23, Series 1785A                                           8,522          8,522
              17,851    17,851   5.00%, 11/15/23, Series 1686 PG, CMO                                   16,979         16,979
               4,432     4,432   8.50%, 5/1/24, Gold Pool #G00229                                        4,676          4,676
               3,985     3,985   8.50%, 7/1/24, Gold Pool #C00354                                        4,175          4,175
               6,916     6,916   7.50%, 9/1/24, Gold Pool #D56307                                        7,108          7,108
               6,616     6,616   8.00%, 11/1/24, Gold Pool #C00376                                       6,870          6,870
               2,873     2,873   7.50%, 5/1/25, Gold Pool #D59996                                        2,952          2,952
               5,051     5,051   7.50%, 6/1/25, Gold Pool #C80321                                        5,192          5,192
               4,001     4,001   7.50%, 8/1/25, Gold Pool #C00414                                        4,111          4,111
               3,996     3,996   7.50%, 8/1/25, Gold Pool #C80334                                        4,106          4,106
               4,348     4,348   7.00%, 8/1/25, Gold Pool #C00418                                        4,404          4,404
               4,080     4,080   8.00%, 9/1/25, Gold Pool #D63705                                        4,233          4,233
               4,270     4,270   7.00%, 9/1/25, Gold Pool #D63303                                        4,324          4,324
               8,267     8,267   7.50%, 10/1/25, Gold Pool #C80349                                       8,489          8,489
               9,011     9,011   6.50%, 2/1/26, Gold Pool #D68098                                        8,929          8,929
               9,188     9,188   6.50%, 3/1/26, Gold Pool #G00453                                        9,105          9,105
              11,884    11,884   7.00%, 4/1/26, Gold Pool #D69810                                       12,017         12,017
              11,144    11,144   7.00%, 4/1/26, Gold Pool #D69811                                       11,269         11,269
               4,796     4,796   6.50%, 6/1/26, Pool #250575                                             4,744          4,744
              10,000    10,000   6.50%, 10/17/26, Series 1985, Class PL                                  9,815          9,815
                   -        -    7.00%, 3/1/27, Pool #D78691 (c)                                             -              -

SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP GOVERNMENT BOND FUND / MARQUIS GOVERNMENT SECURITIES FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)

                       PROFORMA
  MARQUIS    ONE GROUP COMBINED                                                                                       PROFORMA
  SHARES OR  SHARES OR SHARES OR                                                          MARQUIS     ONE GROUP       COMBINED
  PRINCIPAL  PRINCIPAL PRINCIPAL                                                          MARKET        MARKET         MARKET
  AMOUNT       AMOUNT  AMOUNT                SECURITY DESCRIPTION                         VALUE         VALUE           VALUE
-----------  --------- --------- ---------------------------------------------------    --------     ----------    -----------
                   -        -    7.00%, 4/1/27, Pool #C00512 (c)                                             -              -
              14,983    14,983   6.50%, 11/1/27, Pool # C00568                                          14,810         14,810
               9,900     9,900   7.00%, 12/1/27                                                          9,974          9,974
                                                                                      ---------      ---------      ---------
                                                                                         21,689        256,257        277,946
                                                                                      ---------      ---------      ---------
Federal National Mortgage Assoc.  (19.8%):
        98                  98   8.50%, 3/1/98, Pool #050418                                101                           101
         8                   8   8.50%, 3/1/98, Pool #115590                                  8                             8
               9,333     9,333   6.00%, 3/1/01, Pool #50783                                              9,222          9,222
       174                 174   7.00%, 9/1/02, Pool #250355                                176                           176
               8,275     8,275   7.00%, 4/1/03, Pool #303876                                             8,386          8,386
               1,282     1,282   7.50%, 5/1/03, Pool #347175                                             1,307          1,307
               2,617     2,617   7.50%, 7/1/03, Pool #250656                                             2,669          2,669
        61                  61   6.50%, 4/1/04, Pool #85019                                  60                            60
       100                 100   8.00%, 5/25/05, Series 1992-146 D, REMIC                   105                           105
               6,703     6,703   7.00%, 7/17/05, Series 97-26 GD                                         6,844          6,844
       150                 150   6.25%, 2/25/07, Series 1993-129 Class E, REMIC             151                           151
              10,000    10,000   6.70%, 6/19/07                                                         10,477         10,477
     2,000               2,000   7.35%, 6/25/07, Pool 1993-11-N                           2,010                         2,010
     2,892               2,892   7.00%, 9/1/07, Pool #185265                              2,935                         2,935
               3,769     3,769   7.00%, 4/1/08, Pool #211750                                             3,824          3,824
     1,000               1,000   6.25%, 1/25/09                                             989                           989
               8,000     8,000   6.00%, 6/25/09, Series 1994-86 PJ, CMO                                  7,802          7,802
               3,620     3,620   7.00%, 7/1/10, Pool #250326                                             3,694          3,694
               2,351     2,351   6.50%, 12/1/10, Pool #332301                                            2,362          2,362
              13,132    13,132   6.00%, 3/1/11, Pool #340683                                            12,985         12,985
                 943       943   6.25%, 2/25/13, Series 1993-2 PC, CMO                                     939            939
               3,596     3,596   6.35%, 8/25/13, Series 1993-225B VG, CMO                                3,581          3,581
               3,815     3,815   7.50%, 6/1/14, Pool #250081                                             3,918          3,918
               3,156     3,156   7.50%, 7/1/14, Pool #250082                                             3,241          3,241
                 146       146   10.00%, 10/1/16, Pool #70110                                              159            159
               7,109     7,109   10.00%, 9/1/17, Pool #303969                                            7,720          7,720
                 357       357   10.00%, 10/1/19, Pool #231675                                             389            389
              10,000    10,000   7.00%, 5/25/20, Pool #1990-57                                          10,103         10,103
                 252       252   10.00%, 7/1/20, Pool #050318                                              274            274
               5,584     5,584   6.50%, 5/25/21, Series 1992-205 K, CMO                                  5,539          5,539
               5,000     5,000   7.00%, 9/25/21, Series G92-64 K, CMO                                    5,057          5,057
                 567       567   10.00%, 11/1/21, Pool #208374                                             618            618
                 528       528   10.00%, 11/1/21, Pool #208372                                             576            576
       150     5,000     5,150   6.55%, 12/25/21, Pool #1993-137 PH, CMO                    151          5,025          5,176
               1,000     1,000   7.25%, 5/25/22, Series G93-9, Class K                                   1,007          1,007
                 800       800   7.50%, 7/25/22, Series G92-35, CMO                                        816            816
        51                  51   6.25%, 10/25/22, Pool #G92-61-B, REMIC                      51                            51
              10,785    10,785   6.50%, 2/17/23, Series #G94-12 C, CMO                                  10,424         10,424
               5,000     5,000   6.50%, 5/25/23, Series 1994-110 H, CMO                                  4,973          4,973
               9,094     9,094   6.35%, 12/25/23, Series 1994-43 PJ, CMO                                 8,844          8,844
               5,042     5,042   7.00%, 1/25/24, Series 1994-62 PJ, CMO                                  5,094          5,094
               7,998     7,998   7.00%, 2/1/24, Pool #190257                                             8,085          8,085
               3,114     3,114   9.00%, 12/1/24, Pool #353898                                            3,313          3,313
               3,832     3,832   7.50%, 6/1/25, Pool #312899                                             3,935          3,935
               4,294     4,294   7.00%, 8/1/25, Pool #315500                                             4,339          4,339
                 825       825   7.50%, 9/1/25, Pool #324749                                               846            846
               3,656     3,656   7.50%, 9/1/25, Pool #322899                                             3,751          3,751
              20,000    20,000   6.50%, 12/1/27, Pool #406732                                           19,744         19,744

                                                                                      ---------      ---------      ---------
                                                                                          6,737        191,882        198,619
                                                                                      ---------      ---------      ---------
Government National Mortgage Assoc.  (19.3%):
         2                   2   10.50%, 6/15/98, Pool #068842                                2                             2
                  11        11   10.00%, 9/15/00, Pool #138814                                              12             12
                   8         8   10.00%, 12/15/00, Pool #136214                                              8              8
                  34        34   8.50%, 6/15/01, Pool #166491                                               35             35
                   4         4   8.50%, 7/15/01, Pool #161997                                                4              4
                  48        48   9.50%, 9/15/01, Pool #180786                                               51             51
                   5         5   9.00%, 9/15/01, Pool #174330                                                5              5
                  66        66   9.00%, 9/15/01, Pool #166928                                               69             69
                  16        16   9.50%, 11/15/01, Pool #182995                                              17             17

SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP GOVERNMENT BOND FUND / MARQUIS GOVERNMENT SECURITIES FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)

                       PROFORMA
  MARQUIS    ONE GROUP COMBINED                                                                                       PROFORMA
  SHARES OR  SHARES OR SHARES OR                                                          MARQUIS     ONE GROUP       COMBINED
  PRINCIPAL  PRINCIPAL PRINCIPAL                                                          MARKET        MARKET         MARKET
  AMOUNT       AMOUNT  AMOUNT                SECURITY DESCRIPTION                         VALUE         VALUE           VALUE
-----------  --------- --------- ---------------------------------------------------    --------     ----------    -----------
                  63        63   8.50%, 11/15/01, Pool #179383                                              65             65
                  68        68   9.00%, 12/15/01, Pool #187723                                              72             72
                  44        44   8.50%, 12/15/01, Pool #199837                                              46             46
                  69        69   8.00%, 3/15/02, Pool #205933                                               72             72
         9                   9   9.00%, 7/15/02, Pool #227176                                10                            10
                 155       155   9.00%, 5/15/03, Pool #154134                                              163            163
                 117       117   9.00%, 6/15/05, Pool #283904                                              123            123
                  43        43   9.00%, 8/15/05, Pool #291836                                               45             45
                  24        24   9.00%, 9/15/05, Pool #295227                                               26             26
                  53        53   9.00%, 9/15/05, Pool #292898                                               55             55
                  62        62   8.00%, 7/15/06, Pool #11337                                                65             65
                  31        31   7.50%, 7/15/07, Pool #17316                                                32             32
                  76        76   8.00%, 8/15/07, Pool #18677                                                80             80
                  66        66   8.00%, 8/15/07, Pool #18539                                                69             69
                 291       291   7.50%, 12/15/07, Pool #338189                                             300            300
     1,121               1,121   6.50%, 7/15/08, Pool #349693                             1,126                         1,126
                  55        55   9.00%, 11/15/08, Pool #27932                                               59             59
       109                 109   6.50%, 3/15/09, Pool #367398                               109                           109
                  94        94   9.00%, 4/15/09, Pool #30352                                               101            101
                  16        16   9.00%, 5/15/09, Pool #32214                                                18             18
     2,696               2,696   6.50%, 5/15/09, Pool #366779                             2,709                         2,709
                   6         6   9.50%, 7/15/09, Pool #34487                                                 7              7
                 146       146   9.50%, 9/15/09, Pool #34878                                               159            159
                  37        37   9.50%, 10/15/09, Pool #36804                                               41             41
                  31        31   11.00%, 11/15/09, Pool #37615                                              34             34
                   1         1   12.00%, 4/15/15, Pool #125262                                               2              2
                  13        13   11.00%, 6/15/15, Pool #130125                                              14             14
                  76        76   9.00%, 5/15/16, Pool #149877                                               82             82
                  84        84   9.00%, 6/15/16, Pool #166130                                               91             91
        15                  15   9.00%, 6/15/16, Pool #157147                                16                            16
                  12        12   9.50%, 7/15/16, Pool #166772                                               14             14
       166                 166   9.00%, 7/15/16, Pool #151273                               177                           177
       172                 172   9.00%, 7/15/16, Pool #144968                               184                           184
        88                  88   9.00%, 7/15/16, Pool #167475                                94                            94
                  96        96   9.00%, 7/15/16, Pool #158921                                              105            105
                  75        75   9.50%, 8/15/16, Pool #177531                                               82             82
                 130       130   9.00%, 9/15/16, Pool #179044                                              142            142
       289                 289   9.00%, 9/15/16, Pool #169908                               309                           309
        89                  89   9.00%, 10/15/16, Pool #173089                               95                            95
       149                 149   9.00%, 11/15/16, Pool #156478                              160                           160
        83                  83   9.00%, 11/15/16, Pool #183868                               89                            89
                  22        22   9.50%, 1/15/17, Pool #185619                                               23             23
        26                  26   9.00%, 2/15/17, Pool #201757                                27                            27
                 343       343   9.00%, 2/15/17, Pool #195058                                              373            373
                 256       256   9.00%, 6/15/17, Pool #219079                                              278            278
                  43        43   9.50%, 8/15/17, Pool #224015                                               46             46
                  77        77   9.50%, 8/15/17, Pool #218841                                               84             84
       411                 411   9.50%, 8/15/17, Pool #201217                               444                           444
                  23        23   9.00%, 8/15/17, Pool #225825                                               25             25
                 103       103   9.00%, 6/15/18, Pool #238161                                              112            112
                  66        66   9.50%, 8/15/18, Pool #248390                                               72             72
                  19        19   9.00%, 10/15/18, Pool #253188                                              21             21
                 119       119   9.50%, 12/15/18, Pool #263400                                             130            130
       159                 159   10.00%, 4/15/19, Pool #257047                              173                           173
        34                  34   10.00%, 5/15/19, Pool #269607                               37                            37
         5                   5   10.00%, 6/15/19, Pool #271525                                6                             6
                   3         3   9.00%, 10/15/19, Pool #267676                                               3              3
                  59        59   9.00%, 11/15/19, Pool #162768                                              64             64
       353                 353   9.50%, 12/15/19, Pool #281696                              382                           382
                  65        65   9.00%, 1/15/20, Pool #283138                                               71             71
                  71        71   9.00%, 2/15/20, Pool #276157                                               77             77
                 123       123   9.00%, 3/15/20, Pool #285283                                              134            134
                  55        55   9.50%, 9/15/20, Pool #292918                                               60             60
                  79        79   9.50%, 12/15/20, Pool #291865                                              86             86


SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP GOVERNMENT BOND FUND / MARQUIS GOVERNMENT SECURITIES FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)

                       PROFORMA
  MARQUIS    ONE GROUP COMBINED                                                                                       PROFORMA
  SHARES OR  SHARES OR SHARES OR                                                          MARQUIS     ONE GROUP       COMBINED
  PRINCIPAL  PRINCIPAL PRINCIPAL                                                          MARKET        MARKET         MARKET
  AMOUNT       AMOUNT  AMOUNT                SECURITY DESCRIPTION                         VALUE         VALUE           VALUE
-----------  --------- --------- ---------------------------------------------------    --------     ----------    -----------
                 243       243   9.00%, 6/15/21, Pool #307120                                              264            264
              14,334    14,334   9.00%, 8/15/21, Pool #306081                                           15,521         15,521
               4,205     4,205   9.00%, 12/15/21, Pool #780284                                           4,512          4,512
                  32        32   7.50%, 2/15/22, Pool #324025                                               33             33
                 544       544   8.00%, 7/15/22, Pool #321560                                              568            568
                 713       713   7.50%, 8/15/22, Pool #337141                                              735            735
                  34        34   7.00%, 10/15/22, Pool #337175                                              35             35
                 193       193   7.00%, 11/15/22, Pool #323008                                             196            196
                  33        33   7.00%, 12/15/22, Pool #339969                                              33             33
                  40        40   7.00%, 1/15/23, Pool #321675                                               41             41
                 474       474   7.00%, 1/15/23, Pool #332022                                              480            480
                 391       391   7.00%, 1/15/23, Pool #342248                                              396            396
                 376       376   7.00%, 1/15/23, Pool #341536                                              381            381
                 235       235   7.00%, 1/15/23, Pool #346214                                              238            238
                  51        51   7.00%, 3/15/23, Pool #350110                                               52             52
                 698       698   7.00%, 5/15/23, Pool #351041                                              708            708
                  58        58   7.00%, 5/15/23, Pool #338005                                               59             59
                 765       765   7.00%, 5/15/23, Pool #346572                                              775            775
                 734       734   7.00%, 5/15/23, Pool #342348                                              744            744
                 620       620   7.00%, 5/15/23, Pool #221604                                              629            629
                 322       322   6.50%, 5/15/23, Pool #343208                                              321            321
     3,791               3,791   7.50%, 6/15/23, Pool #358801                             3,884                         3,884
                  53        53   6.50%, 6/15/23, Pool #349788                                               53             53
                  76        76   6.50%, 6/15/23, Pool #346624                                               76             76
                  53        53   6.50%, 6/15/23, Pool #358250                                               52             52
                 378       378   6.50%, 6/15/23, Pool #348677                                              377            377
                 242       242   7.00%, 7/15/23, Pool #325977                                              246            246
                 544       544   7.00%, 7/15/23, Pool #360697                                              551            551
                 436       436   7.00%, 7/15/23, Pool #360889                                              442            442
                 344       344   7.00%, 7/15/23, Pool #353569                                              349            349
                 809       809   7.00%, 7/15/23, Pool #346673                                              820            820
                 433       433   7.00%, 7/15/23, Pool #358382                                              439            439
                 811       811   7.00%, 7/15/23, Pool #362982                                              822            822
                  30        30   7.00%, 7/15/23, Pool #354538                                               30             30
                 174       174   7.00%, 7/15/23, Pool #357782                                              176            176
                  23        23   7.00%, 7/15/23, Pool #350709                                               23             23
                 267       267   6.50%, 7/15/23, Pool #322200                                              266            266
                 310       310   6.50%, 8/15/23, Pool #344505                                              309            309
                 444       444   6.50%, 8/15/23, Pool #353137                                              443            443
                 174       174   6.50%, 8/15/23, Pool #359027                                              173            173
                 152       152   6.50%, 8/15/23, Pool #360713                                              152            152
                 591       591   6.50%, 8/15/23, Pool #356717                                              589            589
                 286       286   6.50%, 8/15/23, Pool #360738                                              285            285
                 764       764   6.50%, 9/15/23, Pool #345375                                              762            762
                  50        50   6.50%, 9/15/23, Pool #339041                                               50             50
               3,615     3,615   8.00%, 10/15/23, Pool #354681                                           3,766          3,766
                 214       214   6.50%, 10/15/23, Pool #345391                                             213            213
                 392       392   6.00%, 10/15/23, Pool #345389                                             382            382
                 454       454   6.00%, 10/15/23, Pool #364717                                             442            442
                  34        34   6.00%, 10/15/23, Pool #370006                                              33             33
                 611       611   6.50%, 11/15/23, Pool #369356                                             609            609
                  19        19   6.50%, 11/15/23, Pool #370927                                              19             19
                  33        33   6.50%, 12/15/23, Pool #370289                                              33             33
                 603       603   6.50%, 12/15/23, Pool #369830                                             602            602
                 101       101   6.50%, 12/15/23, Pool #365740                                             101            101
                 954       954   6.50%, 12/15/23, Pool #349265                                             951            951
                 140       140   6.50%, 12/15/23, Pool #349944                                             140            140
                 650       650   6.50%, 1/15/24, Pool #379127                                              648            648
                 343       343   6.50%, 2/15/24, Pool #389200                                              342            342
               1,177     1,177   6.50%, 2/15/24, Pool #362341                                            1,173          1,173
                 345       345   6.50%, 2/15/24, Pool #371999                                              344            344
              21,202    21,202   6.50%, 2/15/24, Pool #354747                                           21,136         21,136
                 166       166   6.50%, 2/15/24, Pool #380818                                              166            166
                 282       282   6.50%, 2/15/24, Pool #370338                                              281            281


SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP GOVERNMENT BOND FUND / MARQUIS GOVERNMENT SECURITIES FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)

                       PROFORMA
  MARQUIS    ONE GROUP COMBINED                                                                                       PROFORMA
  SHARES OR  SHARES OR SHARES OR                                                          MARQUIS     ONE GROUP       COMBINED
  PRINCIPAL  PRINCIPAL PRINCIPAL                                                          MARKET        MARKET         MARKET
  AMOUNT       AMOUNT  AMOUNT                SECURITY DESCRIPTION                         VALUE         VALUE           VALUE
-----------  --------- --------- ---------------------------------------------------    --------     ----------    -----------
                 933       933   7.00%, 2/16/24,  Series 1996-21, CMO                                      935            935
     1,402               1,402   7.00%, 3/15/24, Pool #379328                             1,413                         1,413
       688                 688   7.00%, 3/15/24, Pool #391552                               694                           694
     1,222               1,222   7.00%, 4/15/24, Pool #355128                             1,232                         1,232
     1,724               1,724   7.00%, 4/15/24, Pool #379001                             1,738                         1,738
                  79        79   7.50%, 6/15/24, Pool #389827                                               82             82
                 524       524   7.50%, 6/15/24, Pool #388747                                              539            539
               3,562     3,562   8.00%, 9/15/24, Pool #403212                                            3,711          3,711
                 377       377   8.00%, 9/15/24, Pool #393908                                              393            393
     1,232               1,232   8.50%, 10/15/24, Pool # 407073                           1,294                         1,294
               8,730     8,730   9.00% 11/15/24, Pool #780029                                            9,478          9,478
       195                 195   8.00%, 6/15/25, Pool # 385370                              203                           203
       217                 217   7.50%, 6/15/25, Pool #401860                               222                           222
     2,000               2,000   8.00%, 7/15/25, Pool #377557                             2,074                         2,074
               1,079     1,079   7.25%, 12/15/25, Pool #411361                                           1,100          1,100
     4,657               4,657   7.00%, 1/15/26, Pool #417192                             4,695                         4,695
               4,461     4,461   7.50%, 3/15/26, Pool #422308                                            4,583          4,583
       142                 142   7.50%, 3/15/26, Pool #381163                               145                           145
               6,627     6,627   8.00% 5/15/26, Pool #416233                                             6,882          6,882
              10,842    10,842   8.00%, 5/15/26, Pool #422690                                           11,260         11,260
               9,463     9,463   8.00%, 7/15/26, Pool #412644                                            9,827          9,827
               8,963     8,963   8.00%, 7/15/26, Pool #423877                                            9,308          9,308
       231                 231   8.00%, 8/15/26, Pool #436445                               239                           239
              13,700    13,700   8.00%, 12/20/26, G2 Pool #2344                                         14,158         14,158
     2,821               2,821   7.50%, 3/15/27, Pool #432398                             2,891                         2,891
               4,893     4,893   6.50%, 7/20/27, Pool #80095                                             4,966          4,966
               9,852     9,852   6.00%, 7/20/27, Pool #80094                                             9,975          9,975
              10,000    10,000   7.00%, 12/15/27, Pool # 449494                                         10,087         10,087
                                                                                      ---------      ---------      ---------
                                                                                         26,873        166,895        193,768
                                                                                      ---------      ---------      ---------
Total U.S. Government Agency Mortgages                                                   55,299        615,034        670,333

                                                                                      ---------      ---------      ---------
U.S. GOVERNMENT AGENCY SECURITIES  (13.6%):
Federal Agricultural Mortgage Corp.  (0.1%):
       500                 500   7.56%, 5/28/02                                             531                           531
                                                                                      ---------                     ---------
Federal Farm Credit Bank  (0.6%):
       250                 250   7.51%, 2/13/98                                             250                           250
       255                 255   8.65%, 10/1/99                                             267                           267
               5,000     5,000   6.88%, 5/1/00                                                           5,116          5,116
                                                                                      ---------      ---------      ---------
                                                                                            517          5,116          5,633
                                                                                      ---------      ---------      ---------
Federal Home Loan Bank  (2.4%):
               2,000     2,000   9.25%, 11/25/98                                                         2,054          2,054
               2,000     2,000   9.30%, 1/25/99                                                          2,073          2,073
               3,000     3,000   8.60%, 6/25/99                                                          3,119          3,119
       500                 500   5.37%, 11/3/00                                             494                           494
              10,000    10,000   5.91%, 12/23/02                                                        10,003         10,003
               5,000     5,000   6.27%, 1/14/04 (b)                                                      4,977          4,977
       500                 500   7.50%, 8/10/04                                             540                           540
                                                                                      ---------      ---------      ---------
                                                                                          1,034         22,226         23,260
                                                                                      ---------      ---------      ---------
Federal Home Loan Mortgage Corp.  (0.9%):
               2,000     2,000   6.44%, 1/28/00                                                          2,025          2,025
               4,500     4,500   7.13%, 11/18/02                                                         4,719          4,719
       135                 135   6.30%, 3/15/03                                             135                           135
       250                 250   6.28%, 7/15/03                                             249                           249
       250                 250   7.93%, 1/20/05                                             276                           276
        37                  37   7.25%, 5/1/07, Pool #185801                                 38                            38
       680                 680   9.00%, 8/1/09, Pool #279063                                706                           706
     1,004               1,004   9.00%, 12/1/09, Pool #256360                             1,067                         1,067
                                                                                      ---------      ---------      ---------
                                                                                          2,471          6,744          9,215
                                                                                      ---------      ---------      ---------
Federal National Mortgage Assoc.  (4.8%):
     1,175               1,175   9.15%, 4/10/98                                           1,186                         1,186
       255                 255   9.55%, 3/10/99                                             266                           266
               4,000     4,000   8.70%, 6/10/99                                                          4,157          4,157
               3,000     3,000   8.90%, 6/12/00                                                          3,204          3,204


SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP GOVERNMENT BOND FUND / MARQUIS GOVERNMENT SECURITIES FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)

                       PROFORMA
  MARQUIS    ONE GROUP COMBINED                                                                                       PROFORMA
  SHARES OR  SHARES OR SHARES OR                                                          MARQUIS     ONE GROUP       COMBINED
  PRINCIPAL  PRINCIPAL PRINCIPAL                                                          MARKET        MARKET         MARKET
  AMOUNT       AMOUNT  AMOUNT                SECURITY DESCRIPTION                         VALUE         VALUE           VALUE
-----------  --------- --------- ---------------------------------------------------    --------     ----------    -----------
               3,000     3,000   6.20%, 11/12/03                                                         2,979          2,979
              15,000    15,000   7.16%, 5/11/05                                                         15,973         15,973
      5000    10,000    15,000   5.88%, 2/2/06 (b)                                        4,944          9,902         14,846
               5,000     5,000   6.67%, 2/6/06, Callable 2/6/98 @ 100                                    4,981          4,981
                                                                                      ---------      ---------      ---------
                                                                                          6,396         41,196         47,592
                                                                                      ---------      ---------      ---------

FICO STRIPS  (0.2%):
       180                 180   10/5/05                                                    113                           113
       334                 334   12/27/05                                                   207                           207
       500                 500   10/6/06                                                    295                           295
     1,000               1,000   11/11/06                                                   587                           587
       500                 500   12/27/06                                                   291                           291
                                                                                      ---------                     ---------
                                                                                          1,493                         1,493
                                                                                      ---------                     ---------
Resolution Funding Corp.  (1.9%):
              50,000    50,000   Principal STRIPS, 7/15/20 (b)                                          12,436         12,436
              15,000    15,000   Principal STRIPS, 10/15/20                                              3,674          3,674
              15,000    15,000   Principal STRIPS, 4/15/28                                               2,431          2,431
               5,000     5,000   Principal STRIPS, 4/15/30                                                 719            719
                                                                                                     ---------      ---------
                                                                                                        19,260         19,260
                                                                                                     ---------      ---------
Small Business Administration  (0.0%):
         7                   7   9.35%, 7/1/98, Series 1988-10-C                              7                             7
                                                                                      ---------                     ---------
Tennessee Valley Authority  (2.9%):
       400                 400   6.25%, 8/1/99                                              401                           401
     3,000               3,000   8.38%, 10/1/99                                           3,116                         3,116
              25,000    25,000   6.24%, 7/15/45, Putable on 7/15/01 @ 100                               25,874         25,874
                                                                                      ---------      ---------      ---------
                                                                                          3,517         25,874         29,391
                                                                                      ---------      ---------      ---------
Total U.S. Government Agency Securities                                                  15,966        120,416        136,382
                                                                                      ---------      ---------      ---------
U.S. TREASURY OBLIGATIONS  (17.7%):
Treasury LINCS  (0.2%):
     2,500               2,500   6.00%, 8/15/09                                           2,434                         2,434
                                                                                      ---------                     ---------

U.S. Treasury Bonds  (4.5%):
     1,000               1,000   9.38%, 2/15/06                                           1,229                         1,229
              25,000    25,000   8.13%, 8/15/19 (b)                                                     31,278         31,278
     2,500               2,500   7.13%, 2/15/23                                           2,854                         2,854
              10,000    10,000   6.13%, 11/15/27 (b)                                                    10,285         10,285
                                                                                      ---------      ---------      ---------
                                                                                          4,083         41,563         45,646
                                                                                      ---------      ---------      ---------
U.S. Treasury Notes  (11.0%):
     1,800               1,800   5.13%, 4/30/98                                           1,798                         1,798
     1,550               1,550   9.00%, 5/15/98                                           1,570                         1,570
       200                 200   6.13%, 5/15/98                                             200                           200
     2,650               2,650   5.13%, 6/30/98                                           2,648                         2,648
       100                 100   8.25%, 7/15/98                                             101                           101
     2,500               2,500   9.25%  08/15/98                                          2,555                         2,555
        50                  50   8.88%, 11/15/98                                             51                            51
     3,000               3,000   5.63%, 11/30/98                                          3,000                         3,000
     1,500               1,500   6.38%, 1/15/99                                           1,512                         1,512
       100                 100   8.00%, 8/15/99                                             104                           104
     3,000               3,000   7.13%, 9/30/99                                           3,071                         3,071
     1,500               1,500   6.00%, 10/15/99                                          1,509                         1,509
     1,400               1,400   7.88%, 11/15/99                                          1,454                         1,454
       150                 150   6.38%, 1/15/00                                             152                           152
     2,850               2,850   8.50%, 2/15/00                                           3,008                         3,008
       650                 650   5.50%, 4/15/00                                             648                           648
               1,350     1,350   6.75%, 4/30/00                                                          1,381          1,381
               1,500     1,500   6.25%, 5/31/00                                                          1,519          1,519
               4,500     4,500   6.13%, 7/31/00                                                          4,547          4,547
     2,775               2,775   8.75%, 8/15/00                                           2,977                         2,977
     7,500               7,500   6.00%, 8/15/00                                           7,553                         7,553
               2,800     2,800   6.25%, 4/30/01(b)                                                       2,845          2,845
               1,000     1,000   7.88%, 8/15/01                                                          1,069          1,069
      5425       500     5,925   6.38%, 8/15/02                                           5,564            513          6,077
              15,000    15,000   5.63%, 12/31/02                                                        14,945         14,945


SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP GOVERNMENT BOND FUND / MARQUIS GOVERNMENT SECURITIES FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)

                       PROFORMA
  MARQUIS    ONE GROUP COMBINED                                                                                       PROFORMA
  SHARES OR  SHARES OR SHARES OR                                                          MARQUIS     ONE GROUP       COMBINED
  PRINCIPAL  PRINCIPAL PRINCIPAL                                                          MARKET        MARKET         MARKET
  AMOUNT       AMOUNT  AMOUNT                SECURITY DESCRIPTION                         VALUE         VALUE           VALUE
-----------  --------- --------- ---------------------------------------------------    --------     ----------    -----------
       150       250       400   6.25%, 2/15/03 (b)                                         153            255            408
     2,150               2,150   5.75%, 8/15/03                                           2,151                         2,151
     1,500               1,500   5.88%, 2/15/04                                           1,513                         1,513
      3000     2,500     5,500   6.50%, 8/15/05 (b)                                       3,129          2,609          5,738
    12,500              12,500   5.63%, 2/15/06                                          12,359                        12,359
              20,700    20,700   6.50%, 10/15/06 (b)                                                    21,686         21,686
                                                                                      ---------      ---------      ---------
                                                                                         58,780         51,369        110,149
                                                                                      ---------      ---------      ---------
 U.S. Treasury STRIPS  (2.0%):
              25,000    25,000   7/15/20                                                                 6,218          6,218
               5,000     5,000   2/15/25 (b)                                                             3,855          3,855
              50,000    50,000   2/15/25 (b)                                                             9,956          9,956
                                                                                                        20,029         20,029
                                                                                      ---------      ---------      ---------
  Total U.S. Treasury Obligations                                                        65,297        112,961        178,258
                                                                                      ---------      ---------      ---------
INVESTMENT COMPANIES  (0.4%):
     1,919               1,919   SEI Liquid Asset Trust, Treasury Portfolio               1,919                         1,919
     2,238               2,238   SEI Liquid Asset Trust, Government Portfolio             2,238                         2,238
                                                                                      ---------                     ---------
Total Investment Companies                                                                4,157                         4,157
                                                                                      ---------                     ---------

REPURCHASE AGREEMENTS  (5.0%):
              46,298    46,298   Prudential Securities, 6.80%, 1/2/98 (Collateralized
                                  by $48,271 various U.S. Government Agency Securities,
                                  6.19% - 7.04%, 6/1/07 - 10/1/24, market value $47,687)                46,298         46,298
     4,337               4,337   UBS Securities, 6.50%, 1/2/98 (Collateralized by
                                  $5,076 various U.S. Government Agency Securities,
                                  6.50% - 7.50%, 1/1/11 - 12/01/27,
                                  market value - $4,424)                                  4,337                         4,337
                                                                                      ---------      ---------      ---------
Total Repurchase Agreements                                                               4,337         46,298         50,635
                                                                                      ---------      ---------      ---------

Total (Cost $1,012,053) (a)                                                             147,188        894,709      1,041,897
                                                                                      ---------      ---------      ---------
                                                                                      ---------      ---------      ---------

---------------

Percentages indicated are based on net assets of $1,005,082.
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows
   (amounts in thousands) :

              Unrealized appreciation . . . . . . . . . . . . . . .    $30,898
              Unrealized depreciation . . . . . . . . . . . . . .       (1,054)

              Net unrealized appreciation. . . . . . . . . . . . .     $29,844

(b) With respect to the One Group Fund only, a portion of this security was loaned as of December 31, 1997.
(c) Amount is less than $1,000.

CMO     Collateralized Mortgage Obligation
REMIC   Real Estate Mortgage Investment Conduit

SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP LOUISIANA MUNICIPAL BOND FUND / MARQUIS LOUSIANA TAX - FREE
INCOME FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)


                      PROFORMA
MARQUIS    ONE GROUP  COMBINED                                                                                         PROFORMA
SHARES OR  SHARES OR  SHARES OR                                                           MARQUIS       ONE GROUP       COMBINED
PRINCIPAL  PRINCIPAL  PRINCIPAL                                                           MARKET         MARKET         MARKET
AMOUNT      AMOUNT     AMOUNT            SECURITY DESCRIPTION                             VALUE          VALUE          VALUE
--------  ---------  --------- --------------------------------------------------------- ---------    ----------      ---------
MUNICIPAL BONDS  (97.9%):
Louisiana  (97.9%):
     150                   150  Alexandria, Utilities Revenue, Series B, 4.65%, 5/1/04      153                           153
     100                   100  Alexandria, Utilities Revenue, 5.25%, 5/1/11, FGIC          103                           103
     150                   150  Ascension Parish, Parish Wide School District, GO, 4.90%,
                                3/1/09, AMBAC                                               153                           153
               1,165     1,165  Ascension Parish, Gravity Drain, Sales & Use Tax, 5.40%,
                                 12/1/07,
                                Callable 12/1/06 @100, FGIC                                              1,248          1,248
               1,230     1,230  Ascension Parish, Gravity Drain, Sales & Use Tax, 5.50%,
                                12/1/08,
                                Callable 12/1/06 @ 100, FGIC                                             1,320          1,320
               2,500     2,500  Bastrop Industrial Development Board, Pollution Control
                                Revenue,
                                International Paper Co. Project, 6.90%, 3/1/07, Callable
                                3/1/02 @ 102                                                             2,764          2,764
                 700       700  Baton Rouge, Public Improvements Sales & Use Tax, 6.85%,
                                8/1/00,
                                Callable 8/1/99 @ 102, AMBAC                                               743            743
                 800       800  Baton Rouge, Public Improvements Sales & Use Tax, 6.90%,
                                8/1/01,
                                Callable 8/1/99 @ 102, AMBAC                                               851            851
               2,000     2,000  Baton Rouge, Public Improvements Sales & Use Tax, 6.00%,
                                8/1/04,
                                Callable 8/1/01 @ 101.5, FSA                                             2,146          2,146
                 765       765  Baton Rouge, Public Improvements Sales & Use Tax, 6.38%,
                                8/1/09,
                                Callable 8/1/01 @ 101.5, FSA                                               830            830
     200                   200  Baton Rouge, Sales & Use Tax Revenue, 6.00%, 8/1/08, FSA    214                           214
                 700       700  Bossier City, Public Improvements Sales & Use Tax Revenue,
                                5.05%,11/01/11, Callable 11/1/07 @ 100, FGIC                               715            715
                 805       805  Bossier City, Public Improvements Sales & Use Tax Revenue,
                                Series ST, 6.20%, 11/1/07, Callable 11/1/01 @ 102, AMBAC                   876            876
                 400       400  Bossier City, Public Improvements Sales & Use Tax, Series
                                ST-1989, 6.88%, 11/1/06, Callable 11/1/99 @ 101.5, FGIC                    427            427
                 400       400  Bossier City, Public Improvements Sales & Use Tax, Series
                                ST-1989, 6.88%, 11/1/07, Callable 11/1/99 @ 101.5, FGIC                    427            427
                 550       550  Bossier City, Public Improvements Sales & Use Tax, Series
                                ST-1989, 6.88%, 11/1/08, Callable 11/1/99 @ 101.5, FGIC                    586            586
     500                   500  Bossier City, Utility Revenue, 4.80%, 10/1/05, FGIC         515                           515
     350                   350  Caddo Parish, GO, 5.00%, 2/1/05, MBIA                       364                           364
               1,415     1,415  Caddo Parish, GO, 5.25%, 2/1/06, Callable 2/1/05
                                 @ 100, MBIA                                                             1,492          1,492
                 750       750  Caddo Parish, GO, 5.25%, 2/1/08, Callable 2/1/05
                                 @ 100, MBIA                                                               783            783
                 470       470  Caddo Parish Industrial Developement Board, Wal-Mart
                                 Stores, Inc.
                                Project, 5.95%, 11/1/07, Callable 5/1/98 @ 101.5                           479            479
                 500       500  Calcasieu Parish, School District #22, Ward 3,
                                 Series A, GO,
                                7.10%, 2/1/01, Callable 2/1/99 @ 100, BIG                                  517            517
               1,500     1,500  De Soto Parish, Pollution Control Revenue,
                                 International Paper
                                Co. Project, Series A, 5.05%, 12/1/02                                    1,570          1,570
      75                    75  East Baton Rouge, Mortgage Financing Authority, Series B,
                                 4.35%, 10/1/00                                              76                            76
      85                    85  East Baton Rouge, Mortgage Financing Authority, Series B,
                                 5.30%,10/1/14                                               85                            85
     650                   650  East Baton Rouge Parish, Sales & Use Tax Revenue, 4.80%,
                                 2/1/06,FGIC                                                669                           669
     340                   340  East Baton Rouge Parish, Sales & Use Tax Revenue, 4.80%,
                                 2/1/09,FGIC                                                345                           345
     500                   500  East Baton Rouge Parish, Sales & Use Tax Revenue, 5.90%,
                                 2/1/16,FGIC                                                536                           536
                 500       500  East Baton Rouge Parish, Sales & Use Tax, 7.10%, 2/1/00,
                                 Callable 2/1/99 @ 101.5, MBIA                                             525            525
                 500       500  East Baton Rouge Parish, Sales & Use Tax, 5.80%, 2/1/07,
                                 Callable 2/1/05 @ 101.5, FGIC                                             547            547
                 845       845  East Baton Rouge Parish, Sales & Use Tax, 5.80%, 2/1/08,
                                 Callable 2/1/05 @ 101.5, FGIC                                             921            921
                 910       910  East Baton Rouge Parish, Sales & Use Tax, 5.80%, 2/1/09,
                                Callable 2/1/05 @ 101.5, FGIC                                              990            990
               2,280     2,280  East Baton Rouge Parish, Series A, 8.00%, 2/1/02, FGIC                   2,608          2,608
               1,085     1,085  East Baton Rouge Parish, Series ST, 5.15%, 2/1/05,
                                Callable 2/1/03                                                          1,133          1,133
               1,000     1,000  East Baton Rouge Parish, Series ST, 5.10%, 2/1/07,
                                 Callable 2/1/06 @101.5, FGIC                                            1,050          1,050
               1,280     1,280  East Baton Rouge, Mortgage Financial Authority, 5.45%
                                 10/1/03, Callable 10/1/20 @ 100, GNMA                                   1,323          1,323
     115                   115  Ernest N. Morial Exhibition Hall Special Tax, 4.70%,
                                 7/15/05, MBIA                                              118                           118
     515                   515  Ernest N. Morial Exhibition Hall Special Tax, 4.90%,
                                 7/15/07, MBIA                                              533                           533
     225                   225  Gretna, Refunding - Sales Tax Revenue, 5.20%, 6/1/06,
                                 AMBAC                                                      232                           232
               1,560     1,560  Houma, Utilities Revenue, 6.13%, 1/1/07, Callable 1/1/02
                                 @ 102, FGIC                                                             1,692          1,692

SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP LOUISIANA MUNICIPAL BOND FUND / MARQUIS LOUSIANA TAX - FREE
INCOME FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)

                      PROFORMA
MARQUIS    ONE GROUP  COMBINED                                                                                         PROFORMA
SHARES OR  SHARES OR  SHARES OR                                                          MARQUIS       ONE GROUP       COMBINED
PRINCIPAL  PRINCIPAL  PRINCIPAL                                                           MARKET         MARKET         MARKET
AMOUNT      AMOUNT     AMOUNT            SECURITY DESCRIPTION                             VALUE          VALUE          VALUE
--------  ----------  --------- -------------------------------------------------------- ---------    ----------      ---------
     820                   820  Housing Finance Agency, Mortgage Revenue, Single Family,
                                 Series B, 6.00%, 6/1/15                                    857                           857
                 490       490  Housing Finance Agency, Mortgage Revenue, Series D-2,
                                 AMT, 6.10%, 12/1/11, Callable 12/1/06 @ 102                               524            524
                 575       575  Housing Finance Agency, Mortgage Revenue, Single Family
                                 A-1, 5.70%, 6/1/15, Callable 6/1/05 @ 102                                 595            595
               1,185     1,185  Iberia Home Mortgage Authority, Single Family Mortgage
                                 Revenue, 7.38%, 1/1/11, Callable 7/1/03 @ 103                           1,288          1,288
     250                   250  Iberville School District #5, 5.75%, 10/1/03, FSA           269                           269
     250                   250  Jefferson Parish, Ad Valorem Property Tax, GO, Series A,
                                 5.25%, 9/1/05, FGIC                                        264                           264
                 400       400  Jefferson Parish, Construction Waterworks, Revenue,
                                 District #2, 7.25%, 1/15/00, Callable 1/15/98 @ 100,                      407            407
               1,680     1,680  Jefferson Parish, Drain Sales Tax Revenue, 6.50%,
                                 11/1/06, Callable 11/1/01 @ 100, AMBAC                                  1,822          1,822
                 290       290  Jefferson Parish, Home Mortgage Authority, Single Family
                                 Mortgage Revenue, Sub-Series B, 4.50%, 6/1/13, Callable
                                 12/1/03 @ 102                                                             293            293
     300                   300  Jefferson Parish, Hospital Services, District #1, 5.10%,
                                 1/1/05, FGIC                                               313                           313
     100                   100  Jefferson Parish, Hospital Services, District #1, 5.30%,
                                 12/1/07, FGIC                                              105                           105
     130                   130  Jefferson Parish, Sales & Use Tax Revenue, 5.00%, 2/1/08,
                                 AMBAC                                                      134                           134
     700                   700  Jefferson Parish, Sales & Use Tax Revenue, 5.00%, 2/1/13,
                                 AMBAC                                                      704                           704
                 500       500  Jefferson Parish, School Board Sales & Use Tax Revenue,
                                 6.05%, 2/1/02, MBIA                                                       537            537
               1,100     1,100  Jefferson Parish, School Board Sales & Use Tax Revenue,
                                 6.15%, 2/1/03, Callable 2/1/02 @ 102, MBIA                              1,200          1,200
     300       5,760     6,060  Jefferson Parish, School Board Sales & Use Tax Revenue,
                                 6.25%, 2/1/08, MBIA                                        327          6,279          6,606
               4,670     4,670  Jefferson, Sales Tax District Special, Tax Revenue,
                                 Series A, 6.75%, 12/1/06, Callable 12/1/02 @ 100, FGIC                  5,176          5,176
     100         755       855  Kenner, Sales Tax Revenue, 5.75%, 6/1/06, Callable 6/1/02
                                @103, FGIC                                                  108            813            921
               1,525     1,525  La Fourche Parish, School District # 1 Parish Wide, GO,
                                 5.00%, 2/1/13, Callable 2/1/08 @ 100, FSA                               1,536          1,536
               1,000     1,000  Lafayette Parish, GO, 7.80%, 3/1/01, Callable 3/1/98
                                 @ 102, FGIC                                                             1,026          1,026
     505                   505  Lafayette Parish, Public Improvement Sales Tax Revenue,
                                 Series A, 4.90%, 3/1/03, FGIC                              520                           520
     300                   300  Lafayette Parish, Public Improvement Sales Tax Revenue,
                                 4.63%, 5/1/05, FGIC                                        305                           305
     200                   200  Lafayette Parish, Public Improvement Sales Tax Revenue,
                                 5.50%, 3/1/07, FGIC                                        212                           212
     250                   250  Lafayette Parish, Public Power Authority, 5.00%, 11/1/06,
                                 AMBAC                                                      259                           259
     510                   510  Lafayette Parish, Public Power Authority, 5.30%, 11/01/07,
                                 AMBAC                                                      531                           531
     250                   250  Lafayette Parish, Public Power Authority, 5.25%, 11/1/09,
                                 AMBAC                                                      259                           259
     575                   575  Lafayette Parish, School Board Sales Tax Revenue, 4.88%,
                                 4/1/04, FSA                                                592                           592
     275                   275  Lafayette Parish, Utilities Revenue, 4.10%, 11/1/99, AMBAC  276                           276
     125                   125  Lafayette Parish, Utilities Revenue, 4.70%, 11/1/04, AMBAC  128                           128
                 750       750  Lafourche Parish, Hospital Service, District #3, Hospital
                                Revenue, 5.50%, 10/1/04, Callable 10/1/03 @ 102                            784            784
                 650       650  Lafourche Parish, Water District #1, Water Revenue, 5.63%,
                                 1/1/01                                                                    676            676
                 500       500  Lincoln Parish, School District #1, GO, Ruston, 6.20%,
                                 3/1/03, Callable 3/1/01 @ 100, MBIA                                       530            530
               1,465     1,465  Lincoln Parish, School District #1, GO, Ruston, 6.40%,
                                 3/1/05, Callable 3/1/01 @ 100, MBIA                                     1,562          1,562
     150                   150  Louisiana State University Agricultural & Mechanical
                                 College, 5.40%, 7/1/05, FGIC                               159                           159
     250                   250  Louisiana State University Agricultural & Mechanical
                                 College, 5.50%, 7/1/06, FGIC                               268                           268
     580       1,000     1,580  Louisiana State University Agricultural & Mechanical
                                College, 6.00%, 7/1/07, Callable 7/1/06 @ 102, MBIA         650          1,121          1,771
     500                   500  Louisiana State University Agricultural & Mechanical
                                 College, 5.75%, 7/1/14, FGIC                               531                           531
               1,120     1,120  Louisiana State University Agricultural & Mechanical
                                College, University Revenues, 5.50%, 7/1/13,
                                 Callable 7/1/06 @ 102, MBIA                                             1,182          1,182
     100                   100  Mandeville Water Utility Improvements, Ad Valorem
                                Property Tax, 5.15%, 2/1/10                                 102                           102
               1,220     1,220  Monroe Parish, Special School District, GO, 8.00%,
                                 3/1/01, MBIA                                                            1,363          1,363
               1,300     1,300  Monroe Parish, Special School District, GO, 7.00%,
                                 3/1/02, MBIA                                                            1,442          1,442
               1,390     1,390  Monroe Parish, Special School District, GO, 7.00%,
                                 3/1/03, MBIA                                                            1,570          1,570
               1,230     1,230  Monroe Parish, Special School District, GO, 5.35%,
                                 3/1/05, FGIC                                                            1,309          1,309

SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP LOUISIANA MUNICIPAL BOND FUND / MARQUIS LOUSIANA TAX - FREE
INCOME FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)

                      PROFORMA
MARQUIS    ONE GROUP  COMBINED                                                                                         PROFORMA
SHARES OR  SHARES OR  SHARES OR                                                          MARQUIS       ONE GROUP       COMBINED
PRINCIPAL  PRINCIPAL  PRINCIPAL                                                           MARKET         MARKET         MARKET
AMOUNT      AMOUNT     AMOUNT            SECURITY DESCRIPTION                             VALUE          VALUE          VALUE
--------  ---------  --------- --------------------------------------------------------- ---------    ----------      ---------
               1,320     1,320  Monroe Parish, Special School District, GO, 5.35%,
                                 3/1/06, Callable 3/1/05 @ 100, FGIC                                     1,400          1,400
     500                   500  Monroe Parish, Special School District, GO, 5.35%,
                                 3/1/09, Callable 3/1/05 @ 100, FGIC                        523                           523
     190                   190  Natchitoches Parish, School District #7, GO, 4.90%,
                                 3/1/07, FSA                                                194                           194
               1,000     1,000  New Orleans Audubon Park, Revenue, 5.00%, 4/1/12,
                                Callable 4/1/07@ 101, MBIA                                               1,004          1,004
     350                   350  New Orleans GO, 5.85%, 11/1/09, Callable 11/1/05 @ 100,
                                FGIC                                                        378                           378
     500                   500  New Orleans Home Mortgage Special Obligation, 6.25%,
                                 1/15/11                                                    562                           562
   1,215                 1,215  New Orleans Sewer Service Revenue, 6.25%, 6/1/07, FGIC    1,383                         1,383
   1,000                 1,000  New Orleans Sewer Service Revenue, 5.25%, 6/1/11,
                                Callable 6/1/07 @ 101, FGIC                               1,038                         1,038
               1,000     1,000  New Orleans, GO, 5.88%, 10/1/11, Callable 10/1/05 @ 101,
                                AMBAC                                                                    1,090          1,090
               3,250     3,250  New Orleans, GO, 0.00%, 9/1/17, AMBAC                                    1,200          1,200
                 550       550  New Orleans, GO, Public Improvement, Revenue, 5.85%,
                                11/1/07, Callable 11/1/05 @ 100, FGIC                                      599            599
               1,235     1,235  New Orleans, GO, Public Improvement, Series A, 5.00%,
                                12/01/13, Callable 12/1/07 @ 100, AMBAC                                  1,238          1,238
     250                   250  Orleans Parish School Board, Public School Capital
                                Refinancing, 5.00%, 12/1/05, MBIA                           261                           261
     555                   555  Orleans Parish School Board, Revenue Bond, Public School
                                Capital Refinancing, 6.00%, 6/1/09, MBIA                    627                           627
     250                   250  Orleans Parish School District, GO, 5.30%, 9/1/10, MBIA     259                           259
               1,000     1,000  Orleans Parish School District, GO, 5.13%, 9/1/13,
                                Callable 3/1/08 @ 100, MBIA                                              1,016          1,016
               1,000     1,000  Ouachita Parish Hospital Service District #1, Glenwood
                                Regional Medical Center, 5.70%, 05/15/16, Callable
                                5/15/10 @ 100, FSA                                                       1,066          1,066
               2,525     2,525  Ouachita Parish Hospital Service District #1, Glenwood
                                Regional Medical Center, Health Care Revenue, 7.50%,
                                 7/1/06, Callable 7/1/01 102                                             2,839          2,839
               1,655     1,655  Ouachita Parish West School District, Series A, GO, 6.70%,
                                3/1/06, Callable 3/1/01 @ 102, FSA                                       1,811          1,811
               2,000     2,000  Ouachita Parish West School District, Series A, Revenue,
                                 6.50%, 3/1/03, Callable 3/1/01 @ 102, FSA                               2,177          2,177
                 420       420  Plaquemine Parish, Sales & Use Tax, 6.70%, 12/1/08,
                                 Callable 12/1/01 @ 102                                                    457            457
                 410       410  Plaquemine Parish, Sales & Use Tax, 6.70%, 12/1/09,
                                 Callable 12/1/01 @ 102                                                    446            446
               1,440     1,440  Plaquemines Parish, GO, 6.40%, 8/1/04, Callable 8/1/01
                                 @ 102, AMBAC                                                            1,570          1,570
                 605       605  Plaquemines Parish, School Board, Sales & Use Tax, 6.65%,
                                 3/1/05, Callable 3/1/02 @ 102                                             667            667
               2,180     2,180  Public Facilities Authority Revenue, Alton Ochsner Medical
                                Foundation, Series A, 6.30%, 5/15/04, Callable 5/15/02 @
                                 102, MBIA                                                               2,388          2,388
     100                   100  Public Facilities Authority Revenue, Alton Ochsner Medical
                                Foundation Project, Series A, 6.00%, 5/15/01, MBIA          106                           106
     100                   100  Public Facilities Authority Revenue, Alton Ochsner Medical
                                Foundation, Series PJ-B, 6.00%, 5/15/17, MBIA               105                           105
               1,000     1,000  Public Facilities Authority Revenue, Alton Ochsner Medical
                                Project, Series B, 5.75%, 5/15/11, Callable 5/15/02 @ 100,
                                MBIA                                                                     1,048          1,048
     500                   500  Public Facilities Authority Revenue, Department of Public
                                 Safety,
                                Department of Public Safety, 4.90%, 8/1/04, AMBAC           514                           514
     400                   400  Public Facilities Authority Revenue, Department of Public
                                 Safety,
                                5.00%, 8/1/05, AMBAC                                        414                           414
               1,000     1,000  Public Facilities Authority Revenue, Indexed Caps, 5.88%,
                                2/15/11, Callable 2/15/03 @ 102, FGIC                                    1,071          1,071
     250                   250  Public Facilities Authority Revenue, Jefferson Parish,
                                 Eastbank Project, 4.85%, 8/1/06, FGIC                      257                           257
               1,000     1,000  Public Facilities Authority Revenue, Lafayette General
                                 Medical Center Project, Hospital Revenue,
                                 6.05%, 10/1/04, Callable 10/1/02 @102, FSA                              1,089          1,089
               1,960     1,960  Public Facilities Authority Revenue, Loyola University
                                Project, 6.60%, 4/1/05, Callable 04/01/02 @ 102                          2,164          2,164
   1,000                 1,000  Public Facilities Authority Revenue, Loyola University
                                Project, 4.90%,10/1/05, MBIA                              1,035                         1,035
               2,525     2,525  Public Facilities Authority Revenue, Loyola University
                                 Project, 5.63%, 10/1/10, Callable 10/1/07 @ 102, MBIA                   2,749          2,749
                 500       500  Public Facilities Authority Revenue, Loyola University
                                Project, Series A, 7.20%, 10/1/00, Callable 10/1/99 @ 102                  537            537
               1,135     1,135  Public Facilities Authority Revenue, Mary Bird Perkins
                                Cancer Center, 5.50%, 1/1/04, FSA                                        1,206          1,206
               5,000     5,000  Public Facilities Authority Revenue, Multi-Family,
                                 Series A, 0.00%, 2/1/20, ETM                                            1,553          1,553

SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP LOUISIANA MUNICIPAL BOND FUND / MARQUIS LOUSIANA TAX - FREE
INCOME FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)

                      PROFORMA
MARQUIS    ONE GROUP  COMBINED                                                                                         PROFORMA
SHARES OR  SHARES OR  SHARES OR                                                          MARQUIS       ONE GROUP       COMBINED
PRINCIPAL  PRINCIPAL  PRINCIPAL                                                           MARKET         MARKET         MARKET
AMOUNT      AMOUNT     AMOUNT            SECURITY DESCRIPTION                             VALUE          VALUE          VALUE
--------  ---------  --------- --------------------------------------------------------- ---------    ----------      ---------
     390                   390  Public Facilities Authority Revenue, Our Lady of Lake
                                Regional Center, 5.90%, 12/1/06, MBIA                       416                           416
                 500       500  Public Facilities Authority Revenue, Our Lady of Lake
                                Regional Center, Series C, Health Care Revenue, 5.70%,
                                 12/1/04, Callable 12/1/01 @ 102, MBIA                                     532            532
               7,500     7,500  Public Facilities Authority Revenue, Series B, 0.00%,
                                 12/1/19, ETM                                                            2,350          2,350
                 110       110  Public Facilities Authority Revenue, Sisters of Mercy,
                                 7.38%, 6/1/09, Callable 6/1/99 @ 102                                      117            117
     120                   120  Public Facilities Authority Revenue, Special Insurance
                                Assessment, 4.40%, 10/1/00                                  121                           121
               2,145     2,145  Public Facilities Authority Revenue, Tulane University,
                                 6.25%, 7/15/06, Callable 7/15/01 @ 102                                  2,316          2,316
                 735       735  Public Facilities Authority Revenue, Tulane University,
                                 5.55%, 10/1/07, Callable 10/1/06 @ 102, AMBAC                             800            800
               1,605     1,605  Public Facilities Authority Revenue, Tulane University,
                                 5.75%, 10/1/09, Callable 10/1/06 @ 102, AMBAC                           1,767          1,767
                 300       300  Public Facilities Authority Revenue, Tulane University,
                                 Series A, 7.50%, 5/15/00, Callable 5/15/98 @ 102                          310            310
                 225       225  Public Facilities Authority Revenue, Tulane University,
                                 Series A-1, 5.80%, 2/15/04, Callable 2/15/03 @ 102, FGIC                  243            243
                 500       500  Public Facilities Authority Revenue, Womens Hospital
                                Foundation, Health Care Revenue, 6.00%, 10/01/10, FSA                      567            567
               2,000     2,000  Public Facilities Authority Revenue, Xavier University,
                                 5.13%, 9/1/12, Callable 9/1/07 @ 102, MBIA                              2,051          2,051
   1,500                 1,500  Public Facilities Authority, Series A-1, 5.00%, 12/1/15,
                                 AMBAC                                                    1,527                         1,527
               1,235     1,235  Public Facilities Authority, Womans Hospital Foundation,
                                 Health Care Revenue, 6.85%, 10/1/05, Callable 10/1/02
                                @ 102                                                                    1,390          1,390
                 730       730  Public Facilities Authority, Womans Hospital Foundation,
                                Health Care Revenue, 5.40%, 10/1/05, Callable 10/1/04
                                @ 102, FGIC                                                                776            776
               1,715     1,715  Public Facilities Authority, Womans Hospital Foundation,
                                Health Care Revenue, 5.50%, 10/1/06, Callable 10/1/04
                                @ 102, FGIC                                                              1,840          1,840
     250                   250  Public Facitilies Authority Revenue, Series A, 5.10%,
                                 3/1/01, FSA                                                258                           258
               1,475     1,475  Rapides Parish School District #11, Rigolette-Series1990,
                                 GO, 6.95%, 02/01/02, Callable 2/1/00 @ 100, FGIC                        1,559          1,559
                 500       500  Rapides Parish, Consolidated School District #62, GO,
                                 7.25%, 4/1/00, Callable 4/1/99 @ 100, MBIA                                521            521
     200                   200  Shreveport, Public Improvements, Ad Valorem Property
                                 Tax, 4.75%, 12/1/09                                        200                           200
                 480       480  Shreveport, GO, 6.20%, 3/1/02, Callable 3/1/01 @ 100,
                                 AMBAC                                                                     509            509
                 500       500  Shreveport, GO, 6.70%, 2/1/03, Callable 2/1/00 @ 100,
                                 AMBAC                                                                     527            527
                 480       480  Shreveport, GO, 5.90%, 2/1/07, Callable 2/1/03 @ 100                       511            511
     265                   265  Shreveport, GO, 5.15%, 2/1/09, AMBAC                        273                           273
                 930       930  Shreveport, Water & Sewer Revenue,  Series A, 7.75%,
                                12/1/02, FGIC
                                FGIC                                                                     1,078          1,078
                 500       500  Shreveport, Water & Sewer Revenue, Series A, 6.25%,
                                12/1/03, FGIC                                                              553            553
     200                   200  Slidell, GO, 4.90%, 3/1/09, MBIA                            204                           204
     400                   400  Slidell, GO, 5.00%, 3/1/13, MBIA                            402                           402
     100                   100  Slidell, Sales & Use Tax Revenue, Public Improvement,
                                Series B, 5.20%, 10/1/05                                    105                           105
     200                   200  Slidell, Sales & Use Tax Revenue, Public Improvement,
                                Series B, 5.40%, 10/1/07                                    211                           211
               1,000     1,000  South Port Community, Port Revenue, Cargill, Inc. Project,
                                 5.85%, 4/1/17, Callable 4/1/97 @ 102                                    1,056          1,056
     200                   200  St. Bernard Parish, School Board Refunding, GO, 4.55%,
                                 5/1/06, Callable 5/1/05 @ 100, MBIA                        202                           202
     200                   200  St. Bernard Parish, School Board Refunding, GO, 4.60%,
                                 5/1/07, Callable 5/1/05 @100, MBIA                         202                           202
     200                   200  St. Bernard Parish, School Board Refunding, GO, 4.70%,
                                 5/1/08, Callable 5/1/05 @100, MBIA                         202                           202
     200                   200  St. Bernard Parish, School Board Refunding, GO, 4.80%,
                                 5/1/09, Callable 5/1/05 @100, MBIA                         202                           202
     200                   200  St. Bernard Parish, School Board Refunding, 4.90%,
                                 5/1/10, Callable 5/1/05 @100, MBIA                         202                           202
     500                   500  St. Charles Parish, Public Improvement Sales Tax,
                                Series St-96, 5.00%, 12/1/06, Callable 11/1/05 @101, MBIA   522                           522
                 750       750  St. Charles Parish, Public Improvements Sales Tax, 6.60%,
                                11/1/07, Callable 11/1/99 @ 102                                            795            795
               2,350     2,350  St. Charles Parish, School District #1, GO, 6.45%, 3/1/06,
                                Callable 3/1/02 @ 100, AMBAC                                             2,543          2,543
      85                    85  St. James Parish, GO, Ad Valorem Property Tax, 4.80%,
                                 3/1/05                                                      87                            87
      75                    75  St. James Parish, GO, Ad Valorem Property Tax, 5.20%,
                                 3/1/08                                                      77                            77

SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP LOUISIANA MUNICIPAL BOND FUND / MARQUIS LOUSIANA TAX - FREE
INCOME FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)

                      PROFORMA
MARQUIS    ONE GROUP  COMBINED                                                                                         PROFORMA
SHARES OR  SHARES OR  SHARES OR                                                          MARQUIS       ONE GROUP       COMBINED
PRINCIPAL  PRINCIPAL  PRINCIPAL                                                           MARKET         MARKET         MARKET
AMOUNT      AMOUNT     AMOUNT            SECURITY DESCRIPTION                             VALUE          VALUE          VALUE
--------  ---------  --------- --------------------------------------------------------- ---------    ----------      ---------
                 870       870  St. John Baptist Parish, School District #1, GO, 6.25%,
                                 3/1/05, Callable 3/1/02 @ 100,                                            928            928
     250                   250  St. Tammany Parish, School Board Sales & Use Tax, 5.75%,
                                 4/1/03, FGIC                                               268                           268
     200                   200  St. Tammany Parish, School District #12, 6.50%, 3/1/05,
                                Callable 3/1/01 @100, FGIC                                  214                           214
     250                   250  St. Tammany Parish, Sales & Use Tax Revenue, 5.75%,
                                4/1/06, FGIC                                                267                           267
               1,815     1,815  St. Tammany Parish, Hospital Service, District #1,
                                Hospital Revenue, 6.30%, 7/1/07, Callable 7/1/02 @ 102                   1,958          1,958
               1,000     1,000  St. Tammany Parish, Sales & Use Tax Revenue, District #3,
                                 Series A, 6.50%, 12/1/02, Callable 12/1/99 @ 102, FGIC                  1,064          1,064
                 750       750  St. Tammany Parish, Sales & Use Tax, District #3,
                                Series A, 6.50%, 12/1/05, Callable 12/1/99 @ 102, FGIC                     798            798
                 400       400  St. Tammany Parish, School District #12, GO, 6.50%,
                                3/1/04, Callable 3/1/01 @ 100, FGIC                                        428            428
               1,665     1,665  Stadium & Exposition District, Hotel Occupancy, Tax &
                                Stadium Revenue, 5.65%, 7/1/07, Callable 7/1/04 @ 102,
                                 FGIC                                                                    1,805          1,805
     500                   500  State Energy & Power Authority Revenue, 6.00%, 1/1/13,
                                FGIC                                                        517                           517
               2,600     2,600  State Energy & Power Authority, Power Project Revenue,
                                Rodemacher Unit #2, 6.75%, 1/1/08, Callable 1/1/01
                                 @ 102, FGIC                                                             2,836          2,836
               1,500     1,500  State Gas & Fuels Tax Revenue, Series A,, 7.25%,
                                11/15/04, Callable 11/15/99 @ 102                                        1,607          1,607
     950                   950  State GO, Series  A, 6.00%, 5/15/99, MBIA                   977                           977
      55                    55  State GO, 6.25%, 8/1/99, MBIA                                56                            56
     195                   195  State GO, 6.25%, 8/1/99, MBIA                               202                           202
     250                   250  State GO, Series A, 6.25%, 8/1/99, MBIA                     258                           258
   1,750                 1,750  State GO, Series A, 5.50%, 4/15/02, FGIC                  1,841                         1,841
               2,750     2,750  State GO, 7.10%, 9/1/03, Callable 9/1/00 @ 102, FSA                      3,007          3,007
   1,000       4,000     5,000  State GO, 6.00%, 8/1/04, FGIC                             1,096          4,388          5,484
     250                   250  State GO, Series A, 6.00%, 8/1/04, FGIC                     264                           264
     500                   500  State GO, Series A, 5.50%, 5/15/05, MBIA                    535                           535
     400                   400  State GO, 5.38%, 8/1/05, MBIA                               425                           425
   1,000                 1,000  State GO, Series A, 6.00%, 5/1/07, Callable 5/1/04 @ 102,
                                 AMBAC                                                    1,098                         1,098
     750                   750  State GO, Series A, 5.60%, 5/15/07, MBIA                    813                           813
     250                   250  State GO, 5.60%, 8/1/07, MBIA                               271                           271
   1,000                 1,000  State GO, 5.13%, 4/15/08, FGIC                            1,043                         1,043
     250                   250  State GO, Series A, 5.70%, 5/15/08, Callable 5/15/05
                                @ 100, MBIA                                                 271                           271
     250                   250  State GO, 5.60%, 8/1/08, MBIA                               274                           274
               3,000     3,000  State GO, Series A, 6.50%, 4/15/06, FGIC                                 3,432          3,432
                 430       430  State GO, Series A, 6.00%, 5/1/08, Callable 5/1/04
                                @ 102, AMBAC                                                               473            473
               2,875     2,875  State GO, Series A, 5.80%, 8/1/10, MBIA                                  3,203          3,203
                 500       500  State GO, Series A, 6.10%, 5/1/11, Callable 5/1/04
                                @ 102, AMBAC                                                               551            551
               3,000     3,000  State GO, Series B, 5.63%, 8/1/13, MBIA                                  3,262          3,262
     500                   500  State Miscellaneous Taxes  Refunding Bond, Series A,
                                 5.70%, 8/1/08                                              552                           552
   1,130                 1,130  State Mississippi River Bridge Authority Revenue, 6.63%,
                                 11/1/06,
                                Callable 11/1/02 @ 102                                    1,262                         1,262
                 500       500  State Offshore Terminal Authority, Deepwater Port
                                 Revenue, 1st Stage, Series B, 6.10%, 9/1/02                               534            534
               1,325     1,325  State Offshore Terminal Authority, Deepwater Port
                                 Revenue, 1st Stage, Series B, 6.25%, 9/1/04                             1,445          1,445
               1,435     1,435  Tangipahoa Parish, Consolidated School District #1,
                                 GO, 6.15%,
                                12/1/07, Callable 12/1/02 @ 100                                          1,544          1,544
               1,250     1,250  Tangipahoa Parish, Hospital Service District #1,
                                Hospital Revenue, 6.13%, 2/1/14, Callable 2/1/04
                                 @ 102 , AMBAC                                                           1,362          1,362
               1,285     1,285  Terrebonne Parish, Hospital Service District #1,
                                 Hospital Revenue, Terrebonne General Medical Center
                                 Project, 7.40%, 4/1/03, Callable 4/1/98 @ 102, BIG                      1,322          1,322
                 690       690  Terrebonne Parish, Waterworks District #1, Water R
                                evenue, 5.70%, 11/1/06, Callable 11/1/03 @ 102, FGIC                       746            746
                 500       500  Terrebonne Parish, Waterworks District #1, Water
                                 Revenue, 5.75%, 11/1/08, Callable 11/1/03 @ 102, FGIC                     539            539
                 555       555  Vermilion Parish, Hospital Service, District #2,
                                 Health Care Revenue, Series A, 6.35%, 5/1/00, MBIA                        584            584
                                                                                        --------       ---------     ---------

 Total Municipal Bonds                                                                   37,543        156,509        194,052
                                                                                        --------       ---------     ---------

INVESTMENT COMPANIES  (1.8%):
   1,722                 1,722  SEI Tax Exempt Trust Institutional Tax Free Portfolio     1,722                         1,722
   1,675                 1,675  SEI Tax Exempt Trust Tax Free Portfolio                   1,675                         1,675
     224                   224  The One Group Municipal Money Market Fund, Fiduciary
                                 Class                                                                     224            224
                                                                                        --------       ---------     ---------
Total Investment Companies                                                                3,397            224          3,621
                                                                                        --------       ---------     ---------

SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP LOUISIANA MUNICIPAL BOND FUND / MARQUIS LOUSIANA TAX - FREE
INCOME FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)

                      PROFORMA
MARQUIS    ONE GROUP  COMBINED                                                                                         PROFORMA
SHARES OR  SHARES OR  SHARES OR                                                           MARQUIS       ONE GROUP       COMBINED
PRINCIPAL  PRINCIPAL  PRINCIPAL                                                           MARKET         MARKET         MARKET
AMOUNT      AMOUNT     AMOUNT            SECURITY DESCRIPTION                             VALUE          VALUE          VALUE
--------  ---------  --------- --------------------------------------------------------- ---------    ----------      ---------
REPURCHASE AGREEMENTS (0.5%):
   1,000                1,000   UBS Securities, 6.50%, 1/2/98 (Collateralized by $1,020
                                U.S. Government Agency Securities, 0.00%, 3/22/01,
                                market value $1,023)                                      1,000                         1,000
                                                                                        --------                     ---------
Total Repurchase Agreements                                                               1,000                         1,000
                                                                                        --------                     ---------

Total (Cost $188,048) (a)                                                                41,940        156,733        198,673
                                                                                        --------       ---------     ---------
                                                                                        --------       ---------     ---------

----------------------
Percentages indicated are based on net assets of $198,229.
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands) :

                    Unrealized appreciation. . . . . . . . . . .    $10,628
                    Unrealized depreciation. . . . . . . . . . .         (3)

                    Net unrealized appreciation . . . . . . . .     $10,625

AMBAC     Insured by AMBAC Indemnity Corp.
AMT       Alternative Minimum Tax Paper
BIG       Insured by Bond Insurance Guarantee
ETM       Escrowed to Maturity
FGIC      Insured by Federal Guarantee Insurance Corp.
FSA       Insured by Federal Security Assurance
GNMA      Insured by Government National Mortgage Association
GO        General Obligation
MBIA      Insured by Municipal Bond Insurance Association


SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP DISCIPLINED VALUE FUND / MARQUIS VALUE EQUITY FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)

                        Proforma
 Marquis      One Group Combined                                                                                      Proforma
Shares or     Shares or Shares or                                                       Marquis       One Group       Combined
Principal     Principal Principal                                                        Market         Market         Market
 Amount        Amount    Amount   Security Description                                   Value          Value          Value
 ------        ------    ------   -----------------------------------------------        -----          -----          -----
COMMON STOCKS (97.3%):
Banking  (18.3%):
                 105       105    Charter One Financial, Inc.                                            6,631          6,631
                 139       139    Crestar Financial Corp.                                                7,923          7,923
                  77        77    First American Bank Corp.                                              5,950          5,950
                 180       180    First Security Corp.                                                   7,538          7,538
                 111       111    First Tennessee National Corp. (c)                                     7,376          7,376
                  79        79    First Virginia Banks, Inc.                                             4,078          4,078
                 205       205    Firstar Corp.                                                          8,700          8,700
                 180       180    Hibernia Corp., Class A                                                3,386          3,386
                  12        12    ING Groep N.V. - ADR (c)                                                 520            520
                 169       169    Marshall & Ilsley Corp.                                               10,499         10,499
                  45        45    MBNA Corp.                                                             1,229          1,229
                 195       195    Mercantile Bancorporation                                             11,992         11,992
                 138       138    Mercantile Bankshares Corp.                                            5,380          5,380
                 196       196    Old Kent Financial Corp.                                               7,767          7,767
                  34        34    PNC Bank Corp.                                                         1,940          1,940
                 278       278    Provident Co., Inc.                                                   10,738         10,738
                 168       168    Regions Financial Corp.                                                7,088          7,088
     13                     13    SLM Holding Corp.                                       1,743                         1,743
                 183       183    Southtrust Corp.                                                      11,603         11,603
                  34        34    State Street Corp.                                                     1,978          1,978
                 269       269    Summit Bancorp                                                        14,298         14,298
                  59        59    Union Planters Corp. (c)                                               4,008          4,008
                  25        25    Washington Mutual, Inc.                                                1,595          1,595
                                                                                       --------       --------       --------
                                                                                          1,743        142,217        143,960
                                                                                       --------       --------       --------

Business Equipment & Services  (1.7%):
     70                     70    Enova Corp.                                             1,897                         1,897
                  60        60    Jacobs Engineering Group, Inc. (b)                                     1,523          1,523
     90          126       216    Office Depot, Inc. (b)                                  2,145          3,016          5,161
                 192       192    Olsten Corp.                                                           2,880          2,880
                  63        63    Stewart Enterprises Corp.                                              2,937          2,937
                                                                                       --------       --------       --------
                                                                                          4,042         10,356         14,398
                                                                                       --------       --------       --------

Capital Goods  (5.5%):
     35                     35    Aeroquip-Vickers, Inc.                                                 1,712          1,712
     38                     38    Caterpillar, Inc.                                       1,855                         1,855
     22                     22    Cummins Engine, Inc.                                                   1,299          1,299
     31                     31    Deere & Co.                                             1,808                         1,808
                  55        55    Flowserve Corp.                                                        1,527          1,527
                 128       128    Harsco Corp.                                                           5,511          5,511
                  35        35    Hubbell, Inc., Series B                                                1,726          1,726
     36                     36    Ingersoll Rand Co.                                      1,458                         1,458
                 153       153    Mark IV Industries, Inc.                                               3,336          3,336
                 143       143    Molex, Inc.                                                            4,588          4,588
     42                     42    Parker-Hannifin Corp.                                                  1,942          1,942
                  87        87    Southdown, Inc.                                                        5,133          5,133
                  84        84    Teleflex, Inc.                                                         3,179          3,179
                 116       116    Trinity Industries                                                     5,177          5,177
                 111       111    United State Filter Corp. (b)(c)                                       3,323          3,323
                                                                                       --------       --------       --------
                                                                                         10,074         33,500         43,574
                                                                                       --------       --------       --------

Consumer Durable  (1.3%):
     49           67       116    Arvin Industries, Inc.                                  1,637          2,242          3,879
     40                     40    Chrysler Corp.                                          1,400                         1,400
     41                     41    Ford Motor Co.                                          1,996                         1,996
                  55        55    Lear Corp.(b)                                                          2,613          2,613
                                                                                       --------       --------       --------
                                                                                          5,033          4,854          9,888
                                                                                       --------       --------       --------

Consumer Non-Durable  (6.0%):
                  52        52    Dean Foods Co.                                                         3,094          3,094
     49                     49    Dexter Corp.                                            2,108                         2,108
                 125       125    First Brands Corp.                                                     3,367          3,367


SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP DISCIPLINED VALUE FUND / MARQUIS VALUE EQUITY FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)

                        Proforma
 Marquis      One Group Combined                                                                                      Proforma
Shares or     Shares or Shares or                                                       Marquis       One Group       Combined
Principal     Principal Principal                                                        Market         Market         Market
 Amount        Amount    Amount   Security Description                                   Value          Value          Value
 ------        ------    ------   -----------------------------------------------        -----          -----          -----
                  82        82    Hormel Foods Corp.                                                     2,686          2,686
                 102       102    IBP, Inc.                                                              2,136          2,136
                  95        95    Intimate Brands, Inc. (c)                                              2,286          2,286
     63                     63    Lafarge Corp.                                           1,862                         1,862
                  98        98    McCormick & Co., Inc.                                                  2,744          2,744
                  73        73    Newell Co.                                                             3,103          3,103
                  67        67    Payless Shoesource, Inc. (b)                                           4,497          4,497
     60                     60    Premark International, Inc.                                            1,730          1,730
     38                     38    Quaker Oats Co.                                         1,989                         1,989
     42                     42    Russell Corp.                                           1,116                         1,116
     44                     44    Supervalu, Inc.                                         1,859                         1,859
                 345       345    Tyson Foods, Inc., Class A (c)                                         7,072          7,072
     44           46        90    Universal Corp.                                         1,793          1,892          3,685
     40                     40    V.F. Corp.                                              1,838                         1,838
                                                                                       --------       --------       --------
                                                                                         14,294         32,876         47,171
                                                                                       --------       --------       --------

Consumer Services  (4.1%):
                 130       130    Belo (A.H.) Corp., Series A                                            7,302          7,302
                 100       100    Cendant Corp. (b) (c)                                                  3,438          3,438
                  70        70    Circus Circus Entertainment (b)(c)                                     1,435          1,435
                  65        65    Hasbro, Inc.                                                           2,048          2,048
                 107       107    International Game Technologies                                        2,702          2,702
     46                     46    King World Productions, Inc.(b)                         2,657                         2,657
                 143       143    MGM Grand, Inc. (b)(c)                                                 5,157          5,157
                  15        15    Washington Post Co.                                                    7,298          7,298
                                                                                       --------       --------       --------
                                                                                          2,657         29,378         32,035
                                                                                       --------       --------       --------

Energy  (5.5%):
                  36        36    Ashland, Inc.                                                          1,933          1,933
                  29        29    BJ Services Co. (b)(c)                                  2,086          2,086
     22                     22    British Petroleum Co.                                   1,732                         1,732
     22                     22    Chevron Corp.                                           1,694                         1,694
                 113       113    Mapco, Inc.                                                            5,236          5,236
                            21    Mobil Corp.                                             1,502                         1,502
                  43        43    Murphy Oil Corp.                                                       2,330          2,330
                            70    Noble Drilling Corp.                                    2,153                         2,153
                  42        42    Pioneer Natural Resources Co.                                          1,214          1,214
                            33    Texaco, Inc.                                            1,774                         1,774
                  53        53    Tosco Corp.                                                            2,004          2,004
                  84       129    Transocean Offshore, Inc. (c)                           2,187          4,048          6,234
                 172       172    Ultramar Diamond Shamrock Corp.                                        5,482          5,482
                            50    USX-Marathon Group                                      1,688                         1,688
                            73    Valero Energy Corp.                                                    2,305          2,305
                            98    Weatherford Enterra, Inc.(b)                                           4,288          4,288
                                                                                       --------       --------       --------
                                                                                         12,729         30,926         43,655
                                                                                       --------       --------       --------

Financial Services  (8.7%):
     45          177       222    A.G. Edwards, Inc.                                      1,789          7,036          8,825
     41                     41    Ambac Financial Group Inc.                              1,886                         1,886
     29          155       184    BankAmerica Corp.                                       2,088          7,363          9,450
     49                     49    Bear Stearns Co., Inc. (c)                              2,308                         2,308
     16                     16    Chase Manhattan Corp.                                   1,733                         1,733
     15                     15    Citicorp                                                1,833                         1,833
     36                     36    Conseco, Inc.                                           1,649                         1,649
     50                     50    Equitable, Companies Inc.                               2,478                         2,478
     37                     37    Federal National Mortgage Assoc.                        2,106                         2,106
     25                     25    First Union Corp.                                       1,281                         1,281
                  60        60    Gatx Corp.                                                             4,354          4,354
     14                     14    J.P. Morgan & Co., Inc.                                 1,524                         1,524
     80          227       306    Paine Webber Group, Inc.                                2,763          7,828         10,592
                 117       117    PMI Group, Inc. (c)                                                    8,461          8,461
                  84        84    Reliance Group Holdings, Inc.                                          1,187          1,187
                  33        33    Reliastar Financial Corp.                                              1,359          1,359
                  65        65    The Money Store, Inc. (c)                                              1,365          1,365


SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP DISCIPLINED VALUE FUND / MARQUIS VALUE EQUITY FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)

                        Proforma
 Marquis      One Group Combined                                                                                      Proforma
Shares or     Shares or Shares or                                                       Marquis       One Group       Combined
Principal     Principal Principal                                                        Market         Market         Market
 Amount        Amount    Amount   Security Description                                   Value          Value          Value
 ------        ------    ------   -----------------------------------------------        -----          -----          -----
                  50        50    Transatlantic Holdings, Inc.                                           3,604          3,604
     50                     50    Travelers Group, Inc.                                   2,667                         2,667
                                                                                       --------       --------       --------
                                                                                         26,105         42,555         68,660
                                                                                       --------       --------       --------

Health Care  (4.8%):
                  87        87    Allegiance Corp.                                                       3,065          3,065
                  82        82    Apria Healthcare Group, Inc. (b)                                       1,102          1,102
                  21        21    ATLI Ultrasound, Inc. (b)                                                966            966
                  47        47    Bergen Brunswig Corp.                                                  1,980          1,980
                  22        22    Cardinal Health, Inc. (c)                                              1,653          1,653
     25                     25    Eli Lilly & Co.                                         1,741                         1,741
                   5         5    Genzyme Corp. (b)                                                         33             33
                 160       160    Genzyme Corp. (b) (c)                                                  4,440          4,440
                  40        40    HBO & Co.                                                              1,920          1,920
                  79        79    McKesson Corp.                                                         8,550          8,550
                  80        80    Medpartners, Inc. (b)(c)                                               1,790          1,790
                 233       233    Mylan Laboratories (c)                                                 4,872          4,872
                  66        66    St. Jude Medical Center, Inc. (b)                                      2,013          2,013
     62                     62    Tenet Healthcare Corp.(b)                               2,042                         2,042
                  46        46    Watson Pharmaceuticals, Inc. (b)                                       1,492          1,492
                                                                                       --------       --------       --------
                                                                                          3,783         33,876         37,659
                                                                                       --------       --------       --------

Raw Materials  (5.4%):
                  91        91    Alumax, Inc.(b)                                                        3,094          3,094
                  43        43    B. F. Goodrich Co. (c)                                                 1,782          1,782
                 109       109    Cabot Corp.                                                            3,011          3,011
                  96        96    Crompton & Knowles Corp. (c)                                           2,544          2,544
     17                     17    Dow Chemical Co.                                        1,756                         1,756
                 174       174    Ferro Corp.                                                            4,219          4,219
                  23        23    Fuller (H. B.) Co.                                                     1,114          1,114
                  98        98    Hanna (M.A.) Co.                                                       2,481          2,481
                  76        76    Ispat International NV (c)                                             1,644          1,644
     42                     42    Lubrizol Corp.                                          1,543                         1,543
                 102       102    Olin Corp. (c)                                                         4,781          4,781
                  75        75    Schulman, Inc.                                                         1,872          1,872
                  54        54    Sigma-Aldrich Corp.                                                    2,147          2,147
     46                     46    USX - U.S. Steel Group, Inc.                            1,428                         1,428
     22           19        41    Vulcan Materials Co.                                    2,222          1,981          4,203
                  99        99    Wellman, Inc.                                                          1,931          1,931
                  72        72    Witco Corp.                                                            2,939          2,939
                                                                                       --------       --------       --------
                                                                                          6,950         35,538         42,488
                                                                                       --------       --------       --------

Retail  (4.6%):
                  62        62    Best Buy, Inc. (b)                                                     2,286          2,286
                  60        60    CompUSA, Inc. (b)                                                      1,860          1,860
                 132       132    Cracker Barrel                                                         4,406          4,406
     87           73       160    Fingerhut Companies, Inc.                               1,865          1,560          3,425
                  81        81    Fred Meyer, Inc. (b)(c)                                                2,961          2,961
                  66        66    Hannaford Brothers Co.                                                 2,863          2,863
                  70        70    Just For Feet, Inc. (b)                                                  919            919
                 320       320    Officemax, Inc.(b)                                                     4,560          4,560
                  96        96    Outback Steakhouse, Inc. (b)(c)                                        2,760          2,760
     72                     72    Ross Stores, Inc.                                       2,619                         2,619
                  33        33    Sbarro, Inc.                                                             863            863
     66                     66    TJX Co., Inc.                                           2,270                         2,270
                  50        50    Toys R Us, Inc.(b)                                                     1,572          1,572
                 138       138    U S Office Products Co. (b)(c)                                         2,708          2,708
                                                                                       --------       --------       --------
                                                                                          6,754         29,318         36,072
                                                                                       --------       --------       --------

Shelter  (2.6%):
                  59        59    Bowater, Inc.                                                          2,622          2,622
     35                     35    Centex Corp.                                                           2,207          2,207
                 207       207    Clayton Homes, Inc.                                                    3,726          3,726
     36                     36    Fleetwood Enterprises, Inc.                                            1,528          1,528


SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP DISCIPLINED VALUE FUND / MARQUIS VALUE EQUITY FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)

                        Proforma
 Marquis      One Group Combined                                                                                      Proforma
Shares or     Shares or Shares or                                                       Marquis       One Group       Combined
Principal     Principal Principal                                                        Market         Market         Market
 Amount        Amount    Amount   Security Description                                   Value          Value          Value
 ------        ------    ------   -----------------------------------------------        -----          -----          -----
                  85        85    Kaufman & Broad Home Corp.                                             1,907          1,907
                  45        45    Leggett & Platt, Inc.                                                  1,884          1,884
                 105       105    Pentair, Inc.                                                          3,773          3,773
                  69        69    Rayonier, Inc.                                                         2,928          2,928
                                                                                       --------       --------       --------
                                                                                          3,734         16,841         20,575
                                                                                       --------       --------       --------

Technology  (6.5%):
                  68        68    American Power Conversion (b)                                          1,607          1,607
     54                     54    Applied Materials, Inc.(b)                              1,621                         1,621
                 163       163    Arrow Electronics, Inc.(b)                                             5,294          5,294
                  87        87    ATMEL Corp. (b)                                                        1,615          1,615
                  36        36    Avnet, Inc.                                                            2,343          2,343
     46                     46    Compaq Computer Corp. (b)                               2,596                         2,596
     44                     44    Computer Associates International, Inc.                 2,309                         2,309
                 310       310    Cypress Semiconductor Corp. (b)                                        2,635          2,635
                  19        19    Dell Computer Corp.(b)                                                 1,596          1,596
                  60        60    EMC Corp.(b)                                                           1,646          1,646
                  71        71    NCR Corp. (b)(c)                                                       1,975          1,975
     41                     41    Novellus Systems, Inc.                                  1,328                         1,328
                 100       100    Orbital Sciences Corp.(b)                                              2,989          2,989
     50                     50    Quantum Corp. (b)                                         998                           998
     62                     62    Sci Systems, Inc.                                       2,683                         2,683
                 117       117    Storage Technology Corp. (b)(c)                                        7,247          7,247
                  17        17    Stratus Computer, Inc.(b)                                                624            624
     50                     50    Tech Data Corp.                                         1,931                         1,931
                  67        67    Teradyne, Inc.(b)                                                      2,144          2,144
     21           54        75    Thiokol Corp.                                           1,739          4,388          6,126
                                                                                       --------       --------       --------
                                                                                         15,204         36,101         51,305
                                                                                       --------       --------       --------

Transportation  (2.4%):
     44                     44    Airborne Freight Corp.                                  2,704                         2,704
                  17        17    ASA Holdings, Inc.                                                       483            483
                  24        24    Burlington Northern Santa Fe Corp.                                     2,231          2,231
                 137       137    CNF Transportation, Inc.                                               5,257          5,257
     26                     26    Federal Express Corp. (b)                               1,613                         1,613
                  93        93    Kansas City Southern Industries                                        2,953          2,953
     88                     88    Southwest Airlines Co.                                  2,166                         2,166
                  57        57    Yellow Corp. (b)(c)                                                    1,432          1,432
                                                                                       --------       --------       --------
                                                                                          6,483         12,356         18,839
                                                                                       --------       --------       --------

Utilities  (19.9%):
                 102       102    AES Corp.(b)                                                           4,756          4,756
                  73        73    AGL Resources                                                          1,500          1,500
                 307       307    Allegheny Energy, Inc.                                                 9,977          9,977
                  70        70    American Water Works, Inc. (c)                                         1,912          1,912
     52                     52    Baltimore Gas & Electric Co.                            1,754                         1,754
                 170       170    Century Telephone Enterprises                                          8,468          8,468
                 102       102    Cinergy Corp.                                                          3,908          3,908
                 253       253    CMS Energy Corp.                                                      11,148         11,148
     41                     41    Consolidated Edison Co. of New York, Inc.               1,681                         1,681
     58                     58    Duke Power Co., Inc.                                    3,217                         3,217
                  60        60    Edison International                                                   1,642          1,642
                 113       113    El Paso Natural Gas Co.                                                7,515          7,515
                  23        23    Florida Power & Light Group, Inc.                                      1,361          1,361
                  53        53    Florida Progress Corp.                                                 2,080          2,080
     40           85       125    General Public Utilities Corp.                          1,685          3,581          5,266
                 207       207    L G & E Energy Corp. (c)                                               5,118          5,118
                 148       148    LCI International, Inc. (b)(c)                                         4,551          4,551
                 139       139    MCN Energy Group, Inc. (c)                                             5,612          5,612
                 200       200    Montana Power Co.                                                      6,356          6,356
     37          101       138    National Fuel Gas Co.                                   1,801          4,917          6,719
                 236       236    New Century Energies, Inc.                                            11,291         11,291
     24           55        79    New England Electric Systems                            1,039          2,351          3,390
                 201       201    New York State Electric & Gas Corp.                                    7,136          7,136


SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP DISCIPLINED VALUE FUND / MARQUIS VALUE EQUITY FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)

                        Proforma
 Marquis      One Group Combined                                                                                      Proforma
Shares or     Shares or Shares or                                                       Marquis       One Group       Combined
Principal     Principal Principal                                                        Market         Market         Market
 Amount        Amount    Amount   Security Description                                   Value          Value          Value
 ------        ------    ------   -----------------------------------------------        -----          -----          -----
                 176       176    Nextel Communications, Inc., Class A (b)                               4,563          4,563
                            49    NICOR, Inc.                                             2,071                         2,071
                 103       103    Nipsco Industries, Inc.                                                5,092          5,092
                            27    Peoples Energy Corp.                                    1,043                         1,043
                 199       199    Pinnacle West Capital Corp.                                            8,416          8,416
                  66        66    Potomiac Electric Power Co.                                            1,704          1,704
                            57    PP&L Resources, Inc.                                    1,364                         1,364
                  74        74    Questar Corp.                                                          3,302          3,302
                  84        84    Scana Corp.                                                            2,515          2,515
                            75    Southern Co.                                            1,928                         1,928
                 296       296    Teco Energy, Inc.                                                      8,325          8,325
                                                                                       --------       --------       --------
                                                                                         17,583        139,097        156,681
                                                                                       --------       --------       --------
Total Common Stocks                                                                     137,168        629,791        766,959
                                                                                       --------       --------       --------

INVESTMENT COMPANIES (0.5%)

  3,730                  3,730    SEI Liquid Asset Trust Government Portfolio             3,730                         3,730
                                                                                       --------                      --------
Total Investment Companies                                                                3,730                         3,730
                                                                                       --------                      --------


REPURCHASE AGREEMENT (3.4%):

              15,355    15,355    Prudential Securities, 6.80%, 1/2/98 (Collateralized
                                  U.S. Treasury Notes , 6.25%, 1/31/02, market value -
                                  $15,663)                                                              15,355         15,355
       1,380             1,380    UBS Securities, 6.50%, 1/2/98 (Collaretalized
                                  by $7,080 U.S. Treasury Strips, 0.00%, 11/15/24,
                                  market value - $1,408)                                  1,380                         1,380
                                                                                       --------       --------       --------
Total Repurchase Agreements                                                               1,380         15,355         16,735
                                                                                       --------       --------       --------

Total (Cost $608,093) (a)                                                               142,279        645,146        787,426
                                                                                       --------       --------       --------
                                                                                       --------       --------       --------

------------------
Percentages indicated are based on net assets of $788,124.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows
    (amounts in thousands):

          Unrealized appreciation . . . . . . . . $188,810
          Unrealized depreciation . . . . . . . .   (9,478)

          Net unrealized appreciation . . . . . . $179,332

(b) Non-income producing securities.

(c) With respect to the One Group fund only, a portion of this security was loaned as of December 31, 1997.

SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP GROWTH OPPORTUNITIES FUND / MARQUIS GROWTH EQUITY FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS           DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)


                      PROFORMA
  MARQUIS  ONE GROUP  COMBINED                                                                                       PROFORMA
 SHARES OR SHARES OR  SHARES OR                                                            MARQUIS      ONE GROUP    COMBINED
 PRINCIPAL PRINCIPAL  PRINCIPAL                                                            MARKET        MARKET        MARKET
  AMOUNT    AMOUNT     AMOUNT                  SECURITY DESCRIPTION                        VALUE         VALUE         VALUE
---------  -------- ----------  ---------------------------------------------------      ---------     ---------    ---------
COMMON STOCKS  (94.7%):
Business Equipment & Services   (13.1%):
               166       166    America Online, Inc. (b) (c)                                              14,796      14,796
               170       170    Cintas Corp.                                                               6,646       6,646
                62        62    Corrections Corporation of America (b) (c)                                 2,298       2,298
        7                  7    Equifax, Inc.                                                241                        241
               101       101    Fiserv, Inc. (b) (c)                                                       4,971       4,971
        9       96       105    Herman Miller, Inc.                                           507          5,211       5,718
               143       143    Manpower, Inc.                                                             5,055       5,055
        7      283       290    Omnicom Group, Inc.                                           314         11,984      12,298
               255       255    Paychex, Inc. (c)                                                         12,918      12,918
        4                  4    Pitney Bowes, Inc.                                            333                        333
                67        67    Pittston Co.                                                               2,681       2,681
               214       214    Reynolds & Reynolds Co.                                                    3,940       3,940
        4      392       396    Staples, Inc. (b) (c)                                         101         10,874      10,975
               147       147    Sterling Commerce, Inc. (b)                                                5,667       5,667
                19        19    Stewart Enterprises, Inc.                                                    891         891
               255       255    Sungard Data Systems, Inc. (b) (c)                                         7,896       7,896
               402       402    U.S.A. Waste Services, Inc. (b) (c)                                       15,790      15,790
                76        76    Viad Corp.                                                                 1,475       1,475
                19        19    Viking Office Products  (b)                                                  412         412
                81        81    Wallace Computer Services                                                  3,153       3,153
                                                                                       ----------      ---------   ---------
                                                                                            1,496        116,658     118,154
                                                                                       ----------      ---------   ---------
Capital Goods  (3.4%):
        4                  4    Aeroquip-Vickers, Inc.                                        217                        217
                70        70    Catellus Development Corp. (b)                                             1,400       1,400
        4      108       112    Diebold, Inc.                                                 217          5,446       5,663
        4        6        10    Dover Corp.                                                   154            223         377
                95        95    Fastenal Co. (c)                                                           3,618       3,618
                76        76    Federal Signal Corp.                                                       1,648       1,648
        6                  6    General Electric Co.                                          455                        455
        5       97       102    Hubbell, Inc., Class B                                        223          4,803       5,026
        4                  4    Illinois Tool Works, Inc.                                     252                        252
        7                  7    Iomega Corp.                                                   83                         83
        4                  4    Kemet Corp.                                                    84                         84
        7                  7    Molex, Inc.                                                   227                        227
                57        57    Precision Castparts Co.                                                    3,450       3,450
        3                  3    Stanley Works                                                 164                        164
        5      129       134    Sundstrand Corp.                                              265          6,478       6,743
        4                  4    Tyco International Ltd.                                       194                        194
                41        41    United States Filter Corp. (b) (c)                                         1,230       1,230
        3                  3    United Technologies Corp.                                     206                        206
                                                                                       ----------      ---------   ---------
                                                                                            2,741         28,296      31,037
                                                                                       ----------      ---------   ---------
Consumer Durable  (2.0%):
               111       111    Danaher Corp. (c)                                                          6,998       6,998
        8       58        66    Federal Mogul Corp. (c)                                       327          2,341       2,668
        3      283       286    Harley-Davidson, Inc. (c)                                      95          7,758       7,853
                22        22    OEA, Inc.                                                                    624         624
                                                                                       ----------      ---------   ---------
                                                                                              422         17,721      18,143
                                                                                       ----------      ---------   ---------
Consumer Non-Durable  (8.6%):
                52        52    Beringer Wine Estates, Series B (b) (c)                                    1,957       1,957
        2                  2    Brown-Forman Corp., Class B                                   105                        105
        8                  8    Campbell Soup Co.                                             491                        491
        2                  2    Clorox Co.                                                    158                        158
        4      690       694    Coca-Cola Enterprises (c)                                     126         24,524      24,650
        5                  5    Colgate Palmolive Co.                                         337                        337
        8                  8    ConAgra Inc.                                                  251                        251
               143       143    Dial Corp.                                                                 2,966       2,966
                94        94    Dole Food, Inc. (c)                                                        4,310       4,310
        5      194       199    Flowers Industries, Inc.                                      105          3,993       4,098
       10      129       139    General Nutrition Cos. (b)                                    356          4,389       4,745
        6                  6    H. J. Heinz Co.                                               299                        299
        5                  5    Hershey Foods Corp.                                           290                        290
        3                  3    Interpublic Group of Cos. Inc.                                142                        142
        7      449       456    Interstate Bakeries Co. (c)                                   260         16,763      17,023

SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP GROWTH OPPORTUNITIES FUND / MARQUIS GROWTH EQUITY FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS           DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)


                      PROFORMA
  MARQUIS  ONE GROUP  COMBINED                                                                                       PROFORMA
 SHARES OR SHARES OR  SHARES OR                                                            MARQUIS      ONE GROUP    COMBINED
 PRINCIPAL PRINCIPAL  PRINCIPAL                                                            MARKET        MARKET        MARKET
  AMOUNT    AMOUNT     AMOUNT                  SECURITY DESCRIPTION                        VALUE         VALUE         VALUE
---------  -------- ----------  ---------------------------------------------------      ---------     ---------    ---------
        8      133       141    Jones Apparel Group, Inc. (b)                                 344          5,708       6,052
        3                  3    Kellogg Co.                                                   169                        169
                41        41    Lancaster Colony Corp.                                                     2,328       2,328
                28        28    Nautica Enterprises, Inc. (b)                                                651         651
        2                  2    Newell Co.                                                     85                         85
        3                  3    Panamerican Beverage, Inc., Class A                           112                        112
        4                  4    PepsiCo., Inc.                                                151                        151
        3                  3    Pioneer Hi-Bred International, Inc.                           323                        323
        5                  5    Quaker Oats Co.                                               274                        274
        2                  2    Sysco Corp.                                                   105                        105
                14        14    Tommy Hilfiger Corp. (b)                                                     492         492
                95        95    Unifi, Inc.                                                                3,877       3,877
        3                  3    Wrigley (WM.)  Junior Co.                                     265                        265
                                                                                       ----------      ---------   ---------
                                                                                            4,748         71,958      76,706
                                                                                       ----------      ---------   ---------
Consumer Services  (1.9%):
        8      165       173    Callaway Golf Co. (c)                                         214          4,711       4,925
        5                  5    Carnival Corp., Class A                                       277                        277
        4                  4    Gannett, Inc.                                                 225                        225
        4      255       259    International Game Technologies                               105          6,446       6,551
        5                  5    Marriott International, Inc.                                  346                        346
        3                  3    McGraw Hill, Inc.                                             253                        253
       13                 13    Meredith Corp.                                                471                        471
        5       45        50    Promus Hotel Corp. (b)                                        223          1,873       2,096
                38        38    TCA Cable TV, Inc.                                                         1,748       1,748
        4                  4    Time Warner, Inc.                                             221                        221
        3                  3    Tribune Co.                                                   156                        156
        1                  1    Walt Disney Co.                                               142                        142
                                                                                       ----------      ---------   ---------
                                                                                            2,633         14,778      17,411
                                                                                       ----------      ---------   ---------
 Energy  (7.2%):
        2                  2    BJ Services Co.(b)                                            163                        163
        9      252       261    Ensco International, Inc. (c)                                 293          8,435       8,728
        5                  5    Falcon Drilling Company, Inc.                                 187                        187
               317       317    Global Marine, Inc. (b)                                                    7,774       7,774
        9                  9    Halliburton Co.                                               442                        442
                 1         1    Houston Exploration Co. (b)                                                   11          11
               385       385    Intelect Communications, Inc. (b) (c)                                      1,971       1,971
       12                 12    Marine Drilling Company, Inc.                                 252                        252
        5      292       297    Nabors Industries, Inc. (b) (c)                               152          9,188       9,340
       11                 11    Newfield Exploration Co.                                      261                        261
               232       232    Noble Drilling Corp. (b) (c)                                               7,102       7,102
                 8         8    Phillips Petroleum Co.                                                       389         389
        5                  5    Schlumberger Ltd.                                             419                        419
        2      121       123    Smith International, Inc. (b) (c)                             125          7,445       7,570
               104       104    Tidewater, Inc.                                                            5,739       5,739
               278       278    Tosco Corp. (c)                                                           10,527      10,527
        6                  6    Transocean Offshore, Inc.                                     291                        291
               116       116    Varco International, Inc. (b)                                              2,491       2,491
       15                 15    Weatherford Enterra, Inc. (b)                                                670         670
                                                                                       ----------      ---------   ---------
                                                                                            2,585         61,742      64,327
                                                                                       ----------      ---------   ---------
Financial Services  (13.4%):
               274       274    AFLAC, Inc.                                                               13,990      13,990
        3                  3    Alliance Capital Management L.P.                              105                        105
        3                  3    American Express Co.                                          227                        227
        2                  2    American International Group, Inc.                            246                        246
                20        20    Associated Bancorp                                                         1,102       1,102
               152       152    Capital One Financial Corp.                                                8,247       8,247
        2                  2    Charles Schwab Corp.                                           97                         97
                86        86    Charter One Financial, Inc.                                                5,415       5,415
                82        82    City National Corp.                                                        3,029       3,029
                73        73    ESG Re Ltd.                                                                1,704       1,704
        2                  2    Federal National Mortgage Assoc.                              105                        105
        1                  1    Fifth Third Bancorp                                           103                        103
                39        39    First America Bank Corp.                                                   2,985       2,985
                97        97    First Security Corp.                                                       4,058       4,058
        1       10        11    First Tennessee National Corp.                                 99            667         766

SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP GROWTH OPPORTUNITIES FUND / MARQUIS GROWTH EQUITY FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS           DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)


                      PROFORMA
  MARQUIS  ONE GROUP  COMBINED                                                                                       PROFORMA
 SHARES OR SHARES OR  SHARES OR                                                            MARQUIS      ONE GROUP    COMBINED
 PRINCIPAL PRINCIPAL  PRINCIPAL                                                            MARKET        MARKET        MARKET
  AMOUNT    AMOUNT     AMOUNT                  SECURITY DESCRIPTION                        VALUE         VALUE         VALUE
---------  -------- ----------  ---------------------------------------------------      ---------     ---------    ---------
                24        24    Firstar Corp.                                                              1,023       1,023
        7      258       265    Franklin Resources, Inc.                                      587         22,447      23,034
                16        16    Green Tree Financial Corp. (c)                                               406         406
                20        20    Marshall & Ilsley Corp.                                                    1,242       1,242
                38        38    Mercantile Bancorporation                                                  2,306       2,306
        5       27        32    MGIC Investment Corp.                                         306          1,765       2,071
        1      262       263    Northern Trust Corp.                                          102         18,254      18,356
                47        47    Old Republic International Corp.                                           1,759       1,759
        6      120       126    Price (T. Rowe) Associates                                    351          7,529       7,880
        9      119       128    Robert Half International, Inc. (b)                           358          4,768       5,126
        3                  3    SLM Holding Corp.                                             356                        356
        4                  4    Star Banc Corp.                                               250                        250
        2                  2    State Street Corp.                                            121                        121
                 5         5    Summit Bancorp                                                               266         266
        4       42        46    SunAmerica, Inc.                                              163          1,779       1,942
        8                  8    Synovus Financial Corp.                                       259                        259
               176       176    TCF Financial Corp.                                                        5,987       5,987
                29        29    Union Planters Corp.                                                       1,957       1,957
                52        52    Wilmington Trust Corp.                                                     3,243       3,243
                                                                                       ----------      ---------   ---------
                                                                                            3,835        115,928     119,763
                                                                                       ----------      ---------   ---------
 Health Care  (8.9%):
                15        15    Biogen, Inc. (b)                                                           5,595       5,595
        4       18        22    Biomet, Inc.                                                  103            461         564
        4                  4    Bristol Myers Squibb Co.                                      416                        416
        1                  1    Cardinal Health, Inc. (c)                                      91                         91
        8      151       159    Centocor, Inc. (b)                                            256          5,027       5,283
               311       311    Chiron Corp. (b) (c)                                                       5,287       5,287
               116       116    Dentsply International, Inc.                                               3,544       3,544
               143       143    Foundation Health Systems, Series A (b) (c)                                3,188       3,188
        4                  4    Guidant Corp.                                                 269                        269
        6                  6    HBO & Co.                                                     288                        288
                88        88    Health Care & Retirement Corp. (b)                                         3,538       3,538
        5      293       298    Health Management Associates, Inc. (b)                        115          7,405       7,520
                80        80    Healthcare Compare Corp. (b)                                               4,112       4,112
        3       26        29    Healthsouth Corp. (b) (c)                                      97            717         814
               105       105    Hillenbrand Industries, Inc.                                               5,349       5,349
                14        14    Integrated Health Services                                                   430         430
        5                  5    Johnson & Johnson                                             329                        329
        8                  8    Lilly Eli And Co.                                             522                        522
                17        17    Medtronic, Inc.                                                              868         868
        4                  4    Merck & Co., Inc.                                             461                        461
               175       175    Omnicare, Inc. (c)                                                         5,422       5,422
                97        97    Oxford Health Plans, Inc. (b)                                              1,515       1,515
        4                  4    Pharmacia & Upjohn, Inc.                                      139                        139
                95        95    Quorum Health Group, Inc. (b)                                              2,482       2,482
                40        40    R. P. Scherer Corp. (b)                                                    2,440       2,440
        8                  8    Schering Plough Corp.                                         510                        510
        2                  2    Shared Medical Systems Corp.                                  129                        129
               183       183    Stryker Corp. (c)                                                          6,832       6,832
        4       98       102    Sybron International Corp. - Wisconsin (b) (c)                170          4,576       4,746
                12        12    United Healthcare Corp.                                                      593         593
                50        50    Vencor, Inc. (b)                                                           1,222       1,222
        3                  3    Warner Lambert Co.                                            335                        335
               141       141    Watson Pharmaceutical, Inc. (b)                                            4,580       4,580
                                                                                       ----------      ---------   ---------
                                                                                            4,230         75,183      79,413
                                                                                       ----------      ---------   ---------
Multi-Industry  (0.6%):
                40        40    Trammell Crow Co.                                                          1,030       1,030
               226       226    United Rentals, Inc. (b) (c)                                               4,365       4,365
                                                                                                       ---------   ---------
                                                                                                           5,395       5,395
                                                                                                       ---------   ---------
Raw Materials  (2.4%):
                52        52    Betzdearborn, Inc.                                                         3,187       3,187
                76        76    Crompton & Knowles Corp.                                                   2,025       2,025
                57        57    Cytec Industries, Inc. (b)                                                 2,694       2,694
        6                  6    Dupont (EI) de Nemours & Co.                                  360                        360
                85        85    IMC Global, Inc. (c)                                                       2,784       2,784


SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP GROWTH OPPORTUNITIES FUND / MARQUIS GROWTH EQUITY FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS           DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)


                      PROFORMA
  MARQUIS  ONE GROUP  COMBINED                                                                                       PROFORMA
 SHARES OR SHARES OR  SHARES OR                                                            MARQUIS      ONE GROUP    COMBINED
 PRINCIPAL PRINCIPAL  PRINCIPAL                                                            MARKET        MARKET        MARKET
  AMOUNT    AMOUNT     AMOUNT                  SECURITY DESCRIPTION                        VALUE         VALUE         VALUE
---------  -------- ----------  ---------------------------------------------------      ---------     ---------    ---------
               103       103    Ispat International N.V.-New York (c)                                      2,232       2,232
               126       126    Lyondell Petrochemical                                                     3,347       3,347
        3                  3    Praxair, Inc.                                                 124                        124
                95        95    Solutia, Inc.                                                              2,535       2,535
                58        58    Witco Corp.                                                                2,359       2,359
                                                                                       ----------      ---------   ---------
                                                                                              484         21,163      21,647
                                                                                       ----------      ---------   ---------
 Retail  (10.7%):
        3       58        61    Barnes & Noble, Inc. (b)                                      102          1,929       2,031
        4       94        98    Bed Bath & Beyond, Inc. (b) (c)                               171          3,634       3,805
               180       180    Claire's Stores, Inc.                                                      3,507       3,507
        7      234       241    CompUSA, Inc. (b)                                             229          7,246       7,475
               164       164    Consolidated Stores Co. (b)                                                7,194       7,194
        2                  2    Dayton Hudson Corp.                                           166                        166
        4      295       299    Dollar General Corp.                                          157         10,697      10,854
        4                  4    Dollar Tree Stores, Inc.                                      154                        154
        3      278       281    Family Dollar Stores, Inc.                                     99          8,159       8,258
        7                  7    Gap, Inc.                                                     264                        264
                 2         2    Hollywood Entertainment Corp. (b) (c)                                        170         170
        3       17        20    Home Depot, Inc.                                              176            971       1,147
             1,447     1,447    Just For Feet, Inc. (b) (c)                                               18,992      18,992
        4       15        19    Kohl's Corp. (b) (c)                                          275         10,478      10,753
        7                  7    Kroger Co.                                                    266                        266
                60        60    Lands End, Inc. (b)                                                        2,104       2,104
                87        87    Mac Frugal's Bargains (b)                                                  3,574       3,574
                57        57    Outback Steakhouse, Inc. (b)                                               1,647       1,647
        4                  4    Quality Centers                                               245                        245
        5                  5    Ross Stores, Inc.                                             171                        171
       10                 10    Servicemaster Co.                                             296                        296
               301       301    Starbucks Corp. (b)                                                       11,543      11,543
        2                  2    Tandy Corp.                                                    87                         87
                25        25    Tiffany & Co. (c)                                                            902         902
       10                 10    TJX Co., Inc.                                                 344                        344
        2                  2    Wal-Mart Stores, Inc.                                          98                         98
        8                  8    Walgreen Co.                                                  259                        259
                                                                                       ----------      ---------   ---------
                                                                                            3,559         92,747      96,306
                                                                                       ----------      ---------   ---------
 Shelter  (2.1%):
        3       55        58    Hon Industries, Inc.                                          166          3,216       3,382
               170       170    Leggett & Platt, Inc.                                                      7,136       7,136
        3       81        84    Sealed Air Corp. (b) (c)                                      191          4,977       5,168
               168       168    Sunstone Hotel Investors, Inc.                                             2,901       2,901
                                                                                       ----------      ---------   ---------
                                                                                              357         18,230      18,587
                                                                                       ----------      ---------   ---------
Technology  (16.2%):
                 7         7    3Com Corp. (b)                                                               252         252
        5       18        23    Adaptec, Inc. (b)                                             197            668         865
        7      235       242    ADC Telecommunications, Inc. (b)                              276          9,824      10,100
        5                  5    Adobe Systems, Inc.                                           209                        209
               151       151    Altera Corp. (b) (c)                                                       5,005       5,005
        3      220       223    American Power Conversion (b)                                  73          5,205       5,278
        4                  4    Amphenol Corp. Class A                                        224                        224
               301       301    Analog Devices, Inc. (b) (c)                                               8,329       8,329
        5                  5    Applied Materials, Inc. (b)                                   159                        159
                11        11    Ascend Communications, Inc. (b)                                              270         270
                34        34    ATMEL Corp. (b)                                                              633         633
        5                  5    Auto Desk, Inc.                                               200                        200
        3                  3    Bay Networks, Inc. (b)                                         85                         85
        7      219       226    BMC Software, Inc. (b)                                        471         14,385      14,856
               379       379    Cadence Design Systems, Inc. (b)                                           9,278       9,278
        2        8        10    Cisco Systems, Inc. (b)                                        93            418         511
        7                  7    Cognex Corp.                                                  178                        178
        8                  8    Compaq Computer Corp.                                         452                        452
        5                  5    Computer Associates International, Inc.                       268                        268
               381       381    Compuware Corp. (b)                                                       12,192      12,192
        6                  6    Cooper Cameron Corp.                                          357                        357
        6                  6    Creative Technology Limited                                   126                        126
        4      154       158    Dell Computer Corp. (b)                                       345         12,902      13,247

SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP GROWTH OPPORTUNITIES FUND / MARQUIS GROWTH EQUITY FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS           DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)


                      PROFORMA
  MARQUIS  ONE GROUP  COMBINED                                                                                       PROFORMA
 SHARES OR SHARES OR  SHARES OR                                                            MARQUIS      ONE GROUP    COMBINED
 PRINCIPAL PRINCIPAL  PRINCIPAL                                                            MARKET        MARKET        MARKET
  AMOUNT    AMOUNT     AMOUNT                  SECURITY DESCRIPTION                        VALUE         VALUE         VALUE
---------  -------- ----------  ---------------------------------------------------      ---------     ---------    ---------
        7                  7    Dresser Industries, Inc.                                      305                        305
                 1         1    Electronic Arts, Inc. (b) (c)                                                 53          53
        8                  8    Flowserve Corp.                                               218                        218
        2                  2    Hewlett Packard Co.                                           129                        129
                 5         5    Intel Corp.                                                                  323         323
                91        91    Lexmark International Group, Inc. (b)                                      3,458       3,458
        2      122       124    Linear Technology Corp. (c)                                   128          7,025       7,153
        4                  4    Lucent Technologies, Inc.                                     302                        302
               265       265    Maxim Integrated Products, Inc. (b) (c)                                    9,143       9,143
        3        6         9    Microsoft Corp. (b)                                           377            724       1,101
                95        95    Network Associates, Inc.                                                   5,023       5,023
                18        18    Newbridge Networks Corp.                                                     633         633
                22        22    Oracle Corp. (b)                                                             485         485
                13        13    Parametric Technology Corp. (b)                                              616         616
       11                 11    Peoplesoft Inc.                                               411                        411
        3                  3    Perkin Elmer Corp.                                            220                        220
        1                  1    Qualcomm, Inc.                                                 74                         74
                88        88    Quantum Corp. (b) (c)                                                      1,772       1,772
        2       85        87    SCI Systems, Inc. (b) (c)                                      93          3,707       3,800
               158       158    Solectron Corp. (b)                                                        6,575       6,575
        2                  2    SPX Corp.                                                     108                        108
                63        63    Structural Dynamics (b)                                                    1,413       1,413
                10        10    Sun Microsystems, Inc. (b)                                                   383         383
                85        85    Synopsys, Inc. (b)                                                         3,396       3,396
        6       13        19    Tellabs, Inc. (b)                                             307            703       1,010
               190       190    Teradyne, Inc. (b) (c)                                                     6,086       6,086
        4       18        22    Thermo Instrument Systems, Inc. (b)                           141            635         776
                43        43    Varian Associates, Inc.                                                    2,179       2,179
        3                  3    Vitesse Semiconductor                                         113                        113
        2                  2    Xerox Corp.                                                   149                        149
               136       136    Xilinx, Inc. (b)                                                           4,783       4,783
                                                                                       ----------      ---------   ---------
                                                                                            6,788        138,476     145,264
                                                                                       ----------      ---------   ---------
Transportation  (0.4%):
               117       117    Illinois Central Corp.                                                     3,975       3,975
                                                                                                       ---------   ---------
 Utilities  (3.8%):
               191       191    360 Communications Co. (b)                                                 3,846       3,846
               329       329    AES Corp. (b)                                                             15,330      15,330
        2                  2    Airtouch Communications, Inc. (b)                             103                        103
        1                  1    Ameritech Corp.                                               118                        118
        2                  2    AT&T Corp.                                                    106                        106
        3                  3    Bell Atlantic Corp.                                           273                        273
        5                  5    BellSouth Corp.                                               299                        299
        6                  6    Cincinnati Bell, Inc.                                         192                        192
        1                  1    Clear Channel Communications, Inc.                            108                        108
        3                  3    Ericsson L M Telephone Co.                                    113                        113
               192       192    LCI International, Inc. (b)                                                5,904       5,904
        2                  2    Northern Telecom Ltd.                                         208                        208
               115       115    Seagull Energy Corp. (b)                                                   2,374       2,374
                93        93    Southern New England Telecommunications, Inc. (c)                          4,679       4,679
        3                  3    US West Communications Group                                  118                        118
                                                                                       ----------      ---------   ---------
                                                                                            1,638         32,133      33,771
                                                                                       ----------      ---------   ---------
Total Common Stocks                                                                        35,516        814,383     849,899
                                                                                       ----------      ---------   ---------

INVESTMENT COMPANIES  (0.2%):
      750                750    SEI Liquid Asset Trust Government Portfolio                   749                        749

      774                774    SEI Liquid Asset Trust Treasury Portfolio                     774                        774
                                                                                       ----------      ---------   ---------
Total Investment Companies                                                                  1,523                      1,523
                                                                                       ----------      ---------   ---------

REPURCHASE AGREEMENTS  (4.1%):
                35        35    Prudential Securities, 6.80%, 1/2/98 (Collateralized
                                by $43,741 U.S. Government Agency Securities, 7.03%,
                                11/1/32, market value ($36,492)                                           35,429      35,429
                 2         2    UBS Securities, 6.50%, 1/2/98 (Collateralized by $1,595
                                U.S. Government Agency Securities, 0.00%, 3/22/01,
                                market value $1,600)                                        1,564                      1,564
                                                                                       ----------      ---------   ---------

Total Repurchase Agreements                                                                 1,564         35,429      36,993
                                                                                       ----------      ---------   ---------

SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP GROWTH OPPORTUNITIES FUND / MARQUIS GROWTH EQUITY FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS           DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)


                      PROFORMA
  MARQUIS  ONE GROUP  COMBINED                                                                                       PROFORMA
 SHARES OR SHARES OR  SHARES OR                                                            MARQUIS      ONE GROUP    COMBINED
 PRINCIPAL PRINCIPAL  PRINCIPAL                                                            MARKET        MARKET        MARKET
  AMOUNT    AMOUNT     AMOUNT                  SECURITY DESCRIPTION                        VALUE         VALUE         VALUE
---------  -------- ----------  ---------------------------------------------------      ---------     ---------    ---------
Total (Cost $731,936) (a)                                                                  38,603        849,812     888,415
                                                                                       ----------      ---------   ---------
                                                                                       ----------      ---------   ---------

---------------
Percentages indicated are based on net assets of $897,122.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                Unrealized appreciation . . . . . . . . .    $190,293
                Unrealized depreciation. . . . . . . . .      (33,814)

                Net unrealized appreciation. . . . . . . .   $156,479

 (b) Non-income producing securities.

 (c) With respect to the One Group fund only, a portion of this security was loaned as of December 31, 1997.

THE ONE GROUP ASSET ALLOCATION FUND / MARQUIS BALANCED FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)


                      PROFORMA
  MARQUIS  ONE GROUP  COMBINED                                                                                      PROFORMA
 SHARES OR SHARES OR  SHARES OR                                                         MARQUIS      ONE GROUP      COMBINED
 PRINCIPAL PRINCIPAL  PRINCIPAL                                                         MARKET         MARKET        MARKET
   AMOUNT    AMOUNT    AMOUNT               SECURITY DESCRIPTION                         VALUE         VALUE         VALUE
 ---------  --------- --------- ---------------------------------------------------   ---------  -------------    -----------
ASSET BACKED SECURITIES  (1.5%):
                  20        20  Advanta Credit Card Master Trust, 5.95%, 8/31/99                            20             20
                 298       298  Advanta Mortgage Loan Trust, Series 1994-3, Class
                                A2, 7.60%, 7/25/10                                                         302            302
                 600       600  Case Equipment Loan Trust, Series 1996-B, Class A3,
                                6.65%, 9/15/03                                                             609            609
                 480       480  Greentree Financial Corp., Series 1996-3, Class A3,
                                6.70%, 5/15/27                                                             486            486
                 800       800  Greentree Financial Corp., Series 1996-7, Class A4,
                                6.80%, 10/15/27                                                            822            822
                  67        67  KeyCorp Auto Grantor Trust, Series 1995-A A, 5.80%,
                                7/15/00                                                                     67             67
                 500       500  Nationsbank Auto Owner Trust 1996-A A3,
                                6.38%, 7/15/00                                                             502            502
                 525       525  Olympic Automobile Receivables Trust, 6.05%,
                                8/15/02                                                                    524            524
               1,025     1,025  Olympic Automobile Receivables Trust, Series
                                1996-B, Class A4, 6.70%, 3/15/02                                         1,034          1,034
                 630       630  The Money Store Home Equity Trust, Series 1993-C,
                                5.18%, 7/15/06                                                             624            624
                 181       181  The Money Store Home Equity Trust, Series 1994-B,
                                Class A2, 6.80%, 2/15/13                                                   184            184
                  67        67  Union Federal Savings Bank Trust, Series 1994 A A,
                                5.08%, 5/15/00                                                              67             67
                                                                                                     ---------     ----------
Total Asset Backed Securities                                                                            5,241          5,241
                                                                                                     ---------     ----------

COMMERCIAL PAPER  (2.3%):
Financial Services  (2.3%):
               7,905     7,905  Merrill Lynch, 5.81%, 3/19/98                                            7,810          7,810
                                                                                                     ---------     ----------
Total Commercial Paper                                                                                   7,810          7,810
                                                                                                     ---------     ----------

COMMON STOCKS  (53.1%):
Business Equipment & Service  (0.3%):
                   7         7  Jacobs Engineering Group, Inc.                                             178            178
                  20        20  Service Corp. International                                                720            720
                                                                                                     ---------     ----------
                                                                                                           898            898
                                                                                                     ---------     ----------

Capital Goods  (4.4%):
        20                  20  Caterpillar, Inc.                                           990                           990
                  11        11  Cooper Industries, Inc.                                                    544            544
        14                  14  Deere & Co.                                                 805                           805
                  14        14  Emerson Electric Co.                                                       790            790
                  38        38  General Electric Co.                                                     2,803          2,803
        23        10        33  Harsco Corp.                                                984            431          1,415
                   6         6  Hubbell, Inc., Class B                                                     306            306
                  12        12  Mark IV Industries, Inc.                                                   271            271
        25                  25  Parker-Hannifin Corp.                                     1,159                         1,159
                   6         6  Precision Castparts                                                        338            338
        32                  32  SCI Systems, Inc.                                         1,411                         1,411
                  19        19  Teleflex, Inc.                                                             725            725
        12                  12  Thiokol Corp.                                               957                           957
        14                  14  TRW, Inc.                                                   726                           726
                  26        26  Tyco International                                                       1,167          1,167
        21                  21  Wolverine Tube, Inc.                                        645                           645
                                                                                     ----------     ----------     ----------
                                                                                          7,677          7,375         15,052
                                                                                     ----------     ----------     ----------
Consumer Durable  (2.0%):
                  19        19  Autozone, Inc. (c)                                                         554            554
        26        25        51  Chrysler Corp.                                              933            862          1,795
        14                  14  Cummins Engine, Inc.                                        827                           827
        26                  26  Ford Motor Co.                                            1,283                         1,283
                  11        11  Lear Corp. (b)                                                             508            508
        30                  30  Maytag Corp.                                              1,119                         1,119
        42                  42  Moore Corp., Ltd.                                           629                           629
                                                                                     ----------     ----------     ----------
                                                                                          4,791          1,924          6,715
                                                                                     ----------     ----------     ----------
Consumer Non-Durable  (4.5%):
                  31        31  Archer-Daniels-Midland Co.                                                 670            670
                  21        21  Coca Cola Co.                                                            1,419          1,419
                  19        19  ConAgra, Inc.                                                              637            637
        20                  20  Crane Co.                                                   846                           846
                   6         6  Estee Lauder Companies, Class A                                            314            314
                  19        19  Intimate Brands, Inc. (c)                                                  457            457
        26                  26  Lennar Corp.                                                552                           552
                  14        14  McCormick & Co., Inc.                                                      398            398
                  18        18  Newell Companies, Inc.                                                     773            773
                  35        35  PepsiCo, Inc.                                                            1,279          1,279
        20        47        67  Philip Morris Co., Inc.                                     911          2,116          3,027
                   8         8  Proctor & Gamble Co.                                                       615            615
        21        13        34  Quaker Oats Co.                                           1,090            686          1,776
                  11        11  Revlon, Inc. (b)                                                           395            395
                  22        22  RJR Nabisco Holdings Corp.                                                 821            821
        14                  14  Vulcan Materials                                          1,424                         1,424
                                                                                     ----------     ----------     ----------
                                                                                          4,823         10,580         15,403
                                                                                     ----------     ----------     ----------
Consumer Services  (2.5%):
                  10        10  Belo (A.H.) Corp., Series A                                                561            561

SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP ASSET ALLOCATION FUND / MARQUIS BALANCED FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)


                      PROFORMA
  MARQUIS  ONE GROUP  COMBINED                                                                                      PROFORMA
 SHARES OR SHARES OR  SHARES OR                                                         MARQUIS      ONE GROUP      COMBINED
 PRINCIPAL PRINCIPAL  PRINCIPAL                                                         MARKET         MARKET        MARKET
   AMOUNT    AMOUNT    AMOUNT               SECURITY DESCRIPTION                         VALUE         VALUE         VALUE
 ---------  --------- --------- ---------------------------------------------------   ---------  -------------    -----------
        16                  16  Callaway Golf Co.                                           457                           457
                  21        21  Cendant Corp. (c)                                                          729            729
                  18        18  Hasbro, Inc.                                                               575            575
                  23        23  Hilton Hotels Corp.                                                        687            687
        28                  28  IBP, Inc.                                                   595                           595
        21                  21  International Game Technology                               530                           530
        20                  20  Lone Star Steakhouse & Saloon                               350                           350
                  10        10  MGM Grand, Inc. (b) (c)                                                    375            375
                  17        17  Tele-Communications, Inc.                                                  479            479
                   9         9  Telecom-TCI Ventures Group, Series A                                       265            265
                  15        15  Time Warner, Inc.                                                          923            923
                   3         3  Tricon Global Restaurants                                                   97             97
        16                  16  V. F. Corp.                                                 726                           726
                  16        16  Viacom, Inc.                                                               651            651
                   7         7  Walt Disney Co.                                                            644            644
                                                                                     ----------     ----------     ----------
                                                                                          2,658          5,986          8,644
                                                                                     ----------     ----------     ----------
Energy  (4.9%):
                   9         9  Ashland, Inc.                                                              489            489
                  11        11  Atlantic Richfield Co.                                                     857            857
        12                  12  British Petroleum, Public Limited Co.                       953                           953
                   8         8  Devon Energy Corp.                                                         312            312
                   8         8  Dresser Industries, Inc.                                                   319            319
        31                  31  Ensco International, Inc.                                 1,055                         1,055
                  38        38  Exxon Corp.                                                              2,323          2,323
        12        16        28  Mobil Corp.                                                 866          1,155          2,021
        36                  36  Noble Drilling Corp.                                      1,103                         1,103
        15                  15  OGE Energy Corp.                                            842                           842
        18                  18  Phillips Petroleum Co.                                      885                           885
                  25        25  Royal Dutch Petroleum, NY Shares                                         1,349          1,349
                  20        20  Tosco Corp. (c)                                                            764            764
        50                  50  Union Texas Petroleum Holdings                            1,041                         1,041
        33        20        53  USX-Marathon Group                                        1,114            682          1,796
                  10        10  Weatherford Enterra, Inc.                                                  455            455
                                                                                     ----------     ----------     ----------
                                                                                          7,858          8,706         16,564
                                                                                     ----------     ----------     ----------

Financial Services  (9.4%):
                   5         5  Allstate Corp.                                                             473            473
        35                  35  AMBAC Financial Group, Inc.                               1,592                         1,592
                   6         6  American Express Co.                                                       500            500
                   9         9  American International Group, Inc.                                         941            941
        38                  38  Bear Stearns Co., Inc.                                    1,817                         1,817
                   9         9  Charter One Financial, Inc.                                                587            587
                   9         9  Chase Manhattan Corp.                                                    1,007          1,007
                   4         4  Cigna Corp.                                                                675            675
         6                   6  Citicorp                                                    809                           809
        22                  22  Conseco, Inc.                                               992                           992
        32        11        43  Equitable Co., Inc.                                       1,609            537          2,146
                  22        22  Federal National Mortgage Assoc.                                         1,267          1,267
                   7         7  First American Bank Corp.                                                  509            509
        21        24        45  First Union Corp. (c)                                     1,097          1,189          2,286
                  15        15  Fleet Financial Group, Inc.                                              1,147          1,147
        17                  17  Greenpoint Financial Corp.                                1,263                         1,263
                   8         8  Hartford Financial Services Group                                          777            777
        10                  10  J.P. Morgan & Co., Inc.                                   1,118                         1,118
                  16        16  Morgan Stanley Dean Witter Discover                                        952            952
                  21        21  Nationsbank                                                              1,265          1,265
        18        16        34  PNC Bank Corp.                                            1,015            902          1,917
                  10        10  Provident Co., Inc.                                                        390            390
        18                  18  Providian Financial Corp.                                   831                           831
                  13        13  Regions Financial Corp.                                                    527            527
        11                  11  SLM Holding Corp.                                         1,475                         1,475
                  14        14  Southtrust Corp.                                                           856            856
                  10        10  State Street Corp.                                                         570            570
                   7         7  TransAmerica Corp.                                                         692            692
                  24        24  Travelers Group, Inc.                                                    1,293          1,293
                   8         8  Washington Mutual, Inc.                                                    491            491
                   3         3  Wells Fargo & Co.                                                          916            916
                                                                                     ----------     ----------     ----------
                                                                                         13,618         18,463         32,081
                                                                                     ----------     ----------     ----------

Health Care  (4.6%):
                  17        17  Abbott Labs                                                              1,141          1,141
                  13        13  American Home Products Corp.                                               979            979
                   9         9  Amgen, Inc. (b)                                                            498            498
                  12        12  Baxter International, Inc.                                                 625            625
                  18        18  Bristol Myers Squibb Co.                                                 1,722          1,722

SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP ASSET ALLOCATION FUND / MARQUIS BALANCED FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)


                      PROFORMA
  MARQUIS  ONE GROUP  COMBINED                                                                                      PROFORMA
 SHARES OR SHARES OR  SHARES OR                                                         MARQUIS      ONE GROUP      COMBINED
 PRINCIPAL PRINCIPAL  PRINCIPAL                                                         MARKET         MARKET        MARKET
   AMOUNT    AMOUNT    AMOUNT               SECURITY DESCRIPTION                         VALUE         VALUE         VALUE
 ---------  --------- --------- ---------------------------------------------------   ---------  -------------    -----------
                   6         6  Cardinal Health, Inc. (c)                                                  436            436
                  23        23  Eli Lilly & Co.                                                          1,581          1,581
                  10        10  Guidant Corp.                                                              647            647
        25                  25  HBO & Co.                                                 1,201                         1,201
                  15        15  Healthsouth Corp.                                                          427            427
                   7         7  Johnson & Johnson                                                          435            435
        16                  16  Lincare Holdings                                            895                           895
                  13        13  Medpartners, Inc.                                                          291            291
        10         9        19  Merck & Co., Inc.                                         1,044            967          2,011
                   6         6  Pfizer, Inc.                                                               447            447
        16                  16  Schering Plough Corp.                                     1,019                         1,019
                  14        14  Tenet Healthcare Corp.                                                     474            474
                   7         7  Warner-Lambert Co.                                                         856            856
                                                                                     ----------     ----------     ----------
                                                                                          4,159         11,526         15,685
                                                                                     ----------     ----------     ----------
Raw Materials  (2.4%):
                   9         9  Betzdearborn, Inc.                                                         556            556
                  14        14  Crompton & Knowles Corp.                                                   371            371
         7                   7  Dow Chemical Co.                                            711                           711
        18        14        32  Du Pont (EI) de Nemours & Co.                             1,088            841          1,929
                  17        17  Ferro Corp.                                                                417            417
        23                  23  Lubrizol Corp.                                              841                           841
                  20        20  Morton International, Inc.                                                 674            674
                  13        13  Nalco Chemical Co.                                                         506            506
                  12        12  Olin Corp.                                                                 572            572
                  14        14  Praxair, Inc.                                                              630            630
        29                  29  USX-U.S. Steel Group, Inc.                                  892                           892
                                                                                     ----------     ----------     ----------
                                                                                          3,532          4,567          8,099
                                                                                     ----------     ----------     ----------
Retail  (3.5%):
        35                  35  American Stores Co.                                         712                           712
                  26        26  CompUSA, Inc.                                                              800            800
        16        14        30  Dayton Hudson Corp.                                       1,081            911          1,992
                  16        16  Gymboree                                                                   441            441
                  28        28  Just For Feet, Inc. (b)                                                    364            364
                  23        23  Kroger Co. (b)                                                             850            850
        26                  26  Limited Inc.                                                663                           663
        11                  11  Nine West Group, Inc.                                       285                           285
                  35        35  Officemax, Inc. (b)                                                        504            504
                   9         9  Outback Steakhouse, Inc. (c)                                               270            270
        34                  34  Ross Stores, Inc.                                         1,246                         1,246
        40                  40  TJX Co., Inc. (c)                                         1,389                         1,389
        10                  10  Tommy Hilfiger Corp.                                        351                           351
                  18        18  Toys R Us, Inc. (b)                                                        556            556
                  40        40  Wal-Mart Stores, Inc.                                                    1,558          1,558
                                                                                     ----------     ----------     ----------
                                                                                          5,727          6,254         11,981
                                                                                     ----------     ----------     ----------
Shelter  (1.4%):
        12                  12  Armstrong World Industries, Inc                             932                           932
                  25        25  Kaufman & Broad Home Corp.                                                 570            570
                  16        16  Kimberly Clark Corp.                                                       764            764
                  11        11  Leggett & Platt, Inc.                                                      457            457
                   9         9  Masco Corp.                                                                468            468
                  12        12  Pentair, Inc.                                                              435            435
        32                  32  Plum Creek Timber Co.                                       966                           966
                                                                                     ----------     ----------     ----------
                                                                                          1,898          2,694          4,592
                                                                                     ----------     ----------     ----------
Technology  (6.2%):
                   6         6  Altera Corp. (b)                                                           186            186
                  18        18  Analog Devices, Inc. (b) (c)                                               485            485
        17                  17  Applied Materials, Inc. (b)                                 512                           512
                  10        10  BMC Software, Inc. (b)                                                     623            623
                  12        12  Boeing Co.                                                                 573            573
                  22        22  Cadence Design Systems, Inc. (c)                                           534            534
                  23        23  Cisco Systems, Inc. (b)                                                  1,257          1,257
        18        20        38  Compaq Computer Corp. (b)                                   988          1,134          2,122
        21                  21  Computer Associates International, Inc.                   1,095                         1,095
                  14        14  Dell Computer Corp. (b)                                                  1,168          1,168
                   5         5  General Motors, Class H                                                    166            166
                  12        12  Hewlett Packard Co.                                                        750            750
                  28        28  Intel Corp.                                                              1,946          1,946
                  17        17  International Business Machines                                          1,809          1,809
                   6         6  Lockheed Martin Corp.                                                      591            591
                   8         8  Lucent Technologies, Inc.                                                  623            623
                  20        20  Microsoft Corp. (b)                                                      2,597          2,597
        22                  22  Novellus Systems, Inc.                                      707                           707
                  16        16  Orbital Sciences Corp. (b)                                                 467            467

SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP ASSET ALLOCATION FUND / MARQUIS BALANCED FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)


                      PROFORMA
  MARQUIS  ONE GROUP  COMBINED                                                                                      PROFORMA
 SHARES OR SHARES OR  SHARES OR                                                         MARQUIS      ONE GROUP      COMBINED
 PRINCIPAL PRINCIPAL  PRINCIPAL                                                         MARKET         MARKET        MARKET
   AMOUNT    AMOUNT    AMOUNT               SECURITY DESCRIPTION                         VALUE         VALUE         VALUE
 ---------  --------- --------- ---------------------------------------------------   ---------  -------------    -----------
        27                  27  Quantum Corp.                                               549                           549
                   3         3  Raytheon Co., Class A                                                      125            125
        23                  23  Tech Data Corp.                                             894                           894
        21                  21  Tektronix, Inc.                                             833                           833
                  17        17  Teradyne, Inc. (b)                                                         547            547
                                                                                     ----------     ----------     ----------
                                                                                          5,578         15,581         21,159
                                                                                     ----------     ----------     ----------
Transportation  (0.8%):
         9                   9  British Airways, Public Limited Co.                         862                           862
        27                  27  Illinois Central Corp.                                      909                           909
        42                  42  Werner Enterprises, Inc.                                    852                           852
                                                                                     ----------                    ----------
                                                                                          2,623                         2,623
                                                                                     ----------                    ----------
Utilities  (6.2%):
                  14        14  AES Corp. (b)                                                              653            653
        13                  13  Ameritech Corp.                                           1,022                         1,022
        18                  18  Baltimore Gas & Electric                                    613                           613
        26        10        36  Century Telephone Enterprises                             1,283            498          1,781
        29                  29  Consolidated Edison Co. Of New York, Inc.                 1,193                         1,193
        14                  14  Duke Energy Corp.                                           753                           753
                  11        11  Florida Power & Light, Inc.                                                657            657
        27        19        46  General Public Utilities Corp.                            1,159            779          1,938
                  23        23  GTE Corp.                                                                1,212          1,212
                  26        26  LCI International, Inc. (c)                                                803            803
                  10        10  MCN Corp.                                                                  392            392
                   6         6  National Fuel Gas Co.                                                      278            278
        19                  19  New England Electric System                                 825                           825
                  26        26  New York State Electric & Gas                                              919            919
        26                  26  NICOR, Inc.                                               1,103                         1,103
        18                  18  Nipsco Industries, Inc.                                     905                           905
        20                  20  Pacific Enterprises                                         737                           737
        11        19        30  SBC Communications, Inc.                                    791          1,428          2,219
        27                  27  Southern Co.                                                701                           701
                  19        19  Sprint Corp.                                                             1,102          1,102
                  16        16  Texas Utilities                                                            677            677
                  26        26  Worldcom, Inc. (c)                                                         793            793
                                                                                     ----------     ----------     ----------
                                                                                         11,085         10,191         21,276
                                                                                     ----------     ----------     ----------
Total Common Stocks                                                                      76,027        104,745        180,772
                                                                                     ----------     ----------     ----------

CORPORATE BONDS  (6.8%):
Banking, Finance & Insurance  (4.3%):
               1,000     1,000  Association Corp., 8.27%, 11/8/01                                        1,069          1,069
               1,000     1,000  Bankamerica Corp., 8.13%, 2/1/02                                         1,063          1,063
                 500       500  Chrysler Financial Corp., 5.88%, 2/7/01                                    497            497
               1,070     1,070  Circuit City Credit Card Master Trust, 6.38%,
                                8/15/05                                                                  1,077          1,077
               1,000     1,000  First Hawaiian, Inc., 6.25%, 8/15/00                                       998            998
                 610       610  Ford Credit Auto Loan Master Trust, 5.50%,
                                2/15/03                                                                    603            603
                 500       500  Ford Motor Credit Corp., 8.38%, 1/15/00                                    522            522
                 250       250  General Motors Acceptance Corp., 7.00%, 3/1/00                             254            254
               1,250     1,250  General Motors Acceptance Corp., 8.25%, 2/24/04                          1,361          1,361
               1,000     1,000  Goldman Sachs Group, 7.20%, 3/1/07, 144 A                                1,053          1,053
                 750       750  Huntington National Bank, 6.75%, 6/15/03                                   764            764
                 250       250  Lehman Brothers Holdings, Inc., 6.38%, 6/1/98                              250            250
                 300       300  Lehman Brothers Holdings, Inc., 8.88%, 11/1/98                             307            307
                 500       500  Lehman Brothers, Inc., 9.88%, 10/15/00                                     544            544
                 550       550  MBNA Master Credit Card, 5.40%, 3/15/99                                    546            546
                 800       800  McDonnell Douglas Corp., 9.30%, 9/11/02                                    834            834
                 307       307  McDonnell Douglas Corp., 6.45%, 12/5/02                                    309            309
                 750       750  Midland Bank PLC, 6.95%, 3/15/11                                           770            770
                 250       250  Nationsbank Texas, 6.75%, 8/15/00                                          254            254
               1,000     1,000  Society National Bank, 6.75%, 6/15/03                                    1,019          1,019
                 500       500  Suntrust Banks, 7.38%, 7/1/02                                              519            519
                                                                                                    ----------     ----------
                                                                                                        14,613         14,613
                                                                                                    ----------     ----------
Industrials  (1.5%):
                 250       250  Anheuser Busch Co., 8.75%, 12/1/99                                         262            262
                 500       500  Campbell Soup Co., 5.63%, 9/15/03                                          487            487
                 250       250  Coca-Cola Co., 7.88%, 9/15/98                                              253            253
                 500       500  Dayton Hudson Corp., 7.25%, 9/1/04                                         520            520
                 200       200  Du Pont (EI) de Nemours & Co., 8.70%, 2/7/01                               215            215
                 250       250  Ford Motor Co., 9.00%, 9/15/01                                             271            271
                 200       200  Illinois Tool Works, 7.50%, 12/1/98                                        202            202
                 500       500  J C Penney & Co., 5.38%, 11/15/98                                          496            496
                 250       250  Johnson & Johnson, 7.38%, 6/29/02                                          262            262
               1,000     1,000  Occidental Petroleum, 9.25%, 8/1/19                                      1,249          1,249
                 750       750  Sears Roebuck Acceptance, 7.13%, 5/2/03                                    776            776
                                                                                                    ----------     ----------

SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP ASSET ALLOCATION FUND / MARQUIS BALANCED FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)


                      PROFORMA
  MARQUIS  ONE GROUP  COMBINED                                                                                      PROFORMA
 SHARES OR SHARES OR  SHARES OR                                                         MARQUIS      ONE GROUP      COMBINED
 PRINCIPAL PRINCIPAL  PRINCIPAL                                                         MARKET         MARKET        MARKET
   AMOUNT    AMOUNT    AMOUNT               SECURITY DESCRIPTION                         VALUE         VALUE         VALUE
 ---------  --------- --------- ---------------------------------------------------   ---------  -------------    -----------
                                                                                                         4,993          4,993
                                                                                                    ----------     ----------
Transportation  (0.1%):
                 500       500  Union Pacific Co., 7.60%, 5/1/05                                           533            533
Utilities  (0.9%):
                 500       500  AT&T Corp., 6.00%, 8/1/00 (c)                                              497            497
                 750       750  AT&T Corp., 7.50%, 6/1/06                                                  806            806
                 250       250  Duke Power Co., 7.00%, 7/1/00                                              255            255
                 250       250  Southern California Edison, 7.50%, 4/15/99                                 254            254
                 675       675  Virginia Electric & Power, 9.15%, 6/10/99                                  705            705
                 500       500  Virginia Electric & Power, 6.63%, 4/1/03                                   509            509
                                                                                                    ----------     ----------
                                                                                                         3,026          3,026
                                                                                                    ----------     ----------
Total Corporate Bonds                                                                                   23,165         23,165
                                                                                                    ----------     ----------

FEDERAL AGENCY DEBENTURES  (0.6%):
Federal National Mortgage Assoc.  (0.6%):
               1,000     1,000  5.55%, 9/8/98                                                              997            997
               1,000     1,000  5.53%, 2/10/99                                                             996            996
                                                                                                    ----------     ----------
Total Federal Agency Debentures                                                                          1,993          1,993
                                                                                                    ----------     ----------

U.S. GOVERNMENT AGENCY MORTGAGES  (15.3%):
Federal Home Loan Mortgage Corp.  (4.5%):
         3                   3  7.00%, 4/1/00, Pool #253036                                   3                             3
     1,815               1,815  7.00%, 1/25/03, Pool #G92-39-L                            1,814                         1,814
                 135       135  10.00%, 9/1/03, Pool #E30407                                               143            143
        75                  75  9.00%, 5/1/06, Pool #B0-0282                                 79                            79
                 295       295  8.00%, 3/1/08, Pool #E45796                                                305            305
       354                 354  9.00%, 8/1/09, Pool #279063                                 368                           368
                 943       943  7.00%, 1/1/12, Pool #E66116                                                957            957
                 313       313  10.50%, 10/1/20, Pool #D24679                                              347            347
     1,486               1,486  6.50%, 11/15/22, Pool #1152                               1,466                         1,466
     2,000               2,000  7.15%, 1/15/23, Pool #1517-I                              2,030                         2,030
                 765       765  8.00%, 4/1/25, Pool #C00401                                                795            795
                 837       837  8.00%, 5/1/25, Pool #D60455                                                870            870
                 457       457  7.00%, 2/1/26, Pool #D69343                                                463            463
                 680       680  6.50%, 2/1/26, Pool #D68616                                                673            673
                 947       947  6.50%, 2/1/26, Pool #D68124                                                938            938
                 487       487  7.00%, 3/1/26, Pool #D69430                                                492            492
                 913       913  7.50%, 5/1/26, Pool #C00460                                                937            937
                 806       806  8.50%, 7/1/26, Pool #C00472                                                842            842
                 957       957  7.00%, 10/1/26, Pool #D75494                                               967            967
               1,000     1,000  7.50%, 12/1/27, Pool #C00542                                             1,024          1,024
                                                                                     ----------     ----------     ----------
                                                                                          5,760          9,753         15,513
                                                                                     ----------     ----------     ----------
Federal National Conventional Loan  (0.3%):
                 380       380  8.00%, 6/1/24, Pool #250085                                                395            395
                 650       650  8.00%, 6/1/24, Pool #270402                                                674            674
                                                                                                         1,069          1,069
Federal National Mortgage Assoc.  (3.5%):
                 275       275  6.40%, 3/25/03                                                             275            275
                 250       250  6.40%, 1/13/04                                                             250            250
     5,000               5,000  5.88%, 2/2/06                                             4,944                         4,944
     1,120               1,120  7.00%, 9/1/07, Pool# 185265                               1,137                         1,137
                 864       864  6.50%, 5/1/11, Pool #337195                                                865            865
                 892       892  7.00%, 7/1/25, Pool #317252                                                901            901
                 854       854  6.50%, 2/1/26, Pool #337115                                                846            846
                 844       844  7.50%, 5/1/26, Pool #344916                                                865            865
                 917       917  7.00%, 5/1/26, Pool #346269                                                926            926
                 866       866  7.50%, 11/1/26, Pool #363626                                               886            886
                                                                                     ----------     ----------     ----------
                                                                                          6,081          5,814         11,895
                                                                                     ----------     ----------     ----------
Government National Mortgage Assoc.  (7.0%):
       388                 388  7.50%, 8/15/07, Pool #329613                                399                           399
       419                 419  7.00%, 7/15/08, Pool #326444                                427                           427
       560                 560  6.50%, 7/15/08, Pool #349693                                563                           563
        54                  54  6.50%, 3/15/09, Pool #367398                                 55                            55
     1,348               1,348  6.50%, 5/15/09, Pool #366779                              1,355                         1,355
                 709       709  5.50%, 4/20/11, Pool #2222                                                 677            677
        16                  16  13.50%, 5/15/11, Pool #047241                                19                            19
         3                   3  12.50%, 10/15/13, Pool #070066                                4                             4
        18                  18  12.00%, 3/15/14, Pool #109220                                21                            21
        13                  13  13.50%, 9/15/14, Pool #119582                                15                            15
        65                  65  9.00%, 12/15/16, Pool # 203620                               70                            70
                 113       113  8.00%, 4/15/17, Pool #192100                                               118            118
       105                 105  10.00%, 7/15/18, Pool #248404                               114                           114
        82                  82  10.00%, 3/15/19, Pool #265770                                89                            89

SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP ASSET ALLOCATION FUND / MARQUIS BALANCED FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)


                      PROFORMA
  MARQUIS  ONE GROUP  COMBINED                                                                                      PROFORMA
 SHARES OR SHARES OR  SHARES OR                                                         MARQUIS      ONE GROUP      COMBINED
 PRINCIPAL PRINCIPAL  PRINCIPAL                                                         MARKET         MARKET        MARKET
   AMOUNT    AMOUNT    AMOUNT               SECURITY DESCRIPTION                         VALUE         VALUE         VALUE
 ---------  --------- --------- ---------------------------------------------------   ---------  -------------    -----------
                  72        72  8.00%, 5/15/22, Pool #329176                                                75             75
                  88        88  6.50%, 1/15/24, Pool #376656                                                88             88
                 229       229  8.00%, 4/15/24, Pool #376038                                               239            239
     1,132               1,132  7.00%, 4/15/24, Pool #355120                              1,141                         1,141
               1,114     1,114  8.00%, 8/15/24, Pool #394024                                             1,161          1,161
     1,698               1,698  7.50%, 6/15/25, Pool #401860                              1,740                         1,740
               1,333     1,333  7.00%, 8/15/25, Pool #413007                                             1,349          1,349
     6,889               6,889  7.00%, 2/15/26, Pool #426280                              6,945                         6,945
                 977       977  6.50%, 4/15/26, Pool #416192                                               967            967
                 962       962  6.50%, 4/15/26, Pool #424185                                               952            952
       626                 626  8.00%, 5/15/26, Pool #426783                                649                           649
       702                 702  7.50%, 5/15/26, Pool #408313                                719                           719
                 842       842  7.50%, 5/15/26, Pool #375345                                               864            864
                 985       985  7.00%, 5/15/26, Pool #375344                                               995            995
                 858       858  8.50%, 1/15/27, Pool #432266                                               901            901
               1,000     1,000  7.50%, 12/15/27, Pool #455358                                            1,025          1,025
                                                                                     ----------     ----------     ----------
                                                                                         14,325          9,411         23,736
                                                                                     ----------     ----------     ----------
Total U.S. Government Agency Mortgages                                                   26,166         26,047         52,213
                                                                                     ----------     ----------     ----------

U.S. TREASURY OBLIGATIONS  (17.5%):
U.S. Treasury Bills  (0.1%):
                  55        55  1/22/98 (d)                                                                 55             55
                  95        95  2/5/98 (d)                                                                  95             95
                  40        40  2/19/98 (d)                                                                 40             40
                 115       115  2/26/98 (d)                                                                114            114
                  55        55  3/12/98 (d)                                                                 54             54
                                                                                                    ----------     ----------
                                                                                                           358            358
                                                                                                    ----------     ----------
U.S. Treasury Bonds  (3.4%):
                 750       750  11.25%, 2/15/15 (c)                                                      1,176          1,176
               1,900     1,900  7.50%, 11/15/16                                                          2,218          2,218
               4,700     4,700  8.13%, 8/15/19 (c)                                                       5,877          5,877
               1,000     1,000  7.88%, 2/15/21 (c)                                                       1,228          1,228
     1,000               1,000  7.13%, 2/15/23                                            1,141                         1,141
                                                                                     ----------     ----------     ----------
                                                                                          1,141         10,499         11,640
                                                                                     ----------     ----------     ----------
U.S. Treasury Notes  (14.0%):
                 500       500  7.25%, 2/15/98 (c)                                                         501            501
     2,000       600     2,600  9.00%, 5/15/98                                            2,025            608          2,633
     2,000               2,000  9.25%, 8/15/98                                            2,044                         2,044
     1,000               1,000  6.38%, 1/15/99                                            1,008                         1,008
                 200       200  8.88%, 2/15/99                                                             207            207
                 300       300  5.88%, 3/31/99                                                             301            301
     3,000     3,250     6,250  7.00%, 4/15/99 (c)                                        3,050          3,304          6,354
     1,500               1,500  6.38%, 7/15/99                                            1,517                         1,517
     2,000               2,000  8.00%, 8/15/99                                            2,071                         2,071
                 300       300  6.00%, 10/15/99                                                            302            302
                 250       250  7.75%, 11/30/99 (c)                                                        259            259
               1,000     1,000  7.75%, 1/31/00 (c)                                                       1,040          1,040
       500                 500  8.50%, 2/15/00                                              528                           528
               1,000     1,000  6.50%, 5/31/01 (c)                                                       1,024          1,024
               6,500     6,500  6.50%, 8/31/01 (c)                                                       6,660          6,660
     2,000               2,000  6.25%, 10/31/01                                           2,033                         2,033
               2,000     2,000  6.63%, 3/31/02 (c)                                                       2,064          2,064
     2,000               2,000  6.25%, 8/31/02                                            2,040                         2,040
     4,000       150     4,150  6.25%, 2/15/03 (c)                                        4,090            153          4,243
     1,500               1,500  5.75%, 8/15/03                                            1,500                         1,500
               1,500     1,500  6.50%, 5/15/05 (c)                                                       1,563          1,563
     1,500               1,500  6.50%, 8/15/05                                            1,565                         1,565
     3,000               3,000  5.63%, 2/15/06                                            2,966                         2,966
     3,000               3,000  6.13%, 8/15/07                                            3,082                         3,082
                                                                                     ----------     ----------     ----------
                                                                                         29,519         17,986         47,505
                                                                                     ----------     ----------     ----------
Total U.S. Treasury Obligations                                                          30,660         28,843         59,503
                                                                                     ----------     ----------     ----------

INVESTMENT COMPANIES  (1.2%):
     1,959               1,959  SEI Liquid Asset Trust, Treasury Portfolio                1,959                         1,959
     2,150               2,150  SEI Liquid Asset Trust, Government Portfolio              2,150                         2,150
                                                                                     ----------                    ----------
Total Investment Companies                                                                4,109                         4,109
                                                                                     ----------                    ----------

REPURCHASE AGREEMENTS  (1.4%):
               4,876     4,876  Prudential Securities, 6.80%, 1/2/98
                                (Collateralized by $5,105                                                4,876          4,876
                                U.S. Treasury Bills, 6/25/98, market value $4,974)                  ----------     ----------
Total Repurchase Agreements                                                                              4,876          4,876
                                                                                                    ----------     ----------

SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP ASSET ALLOCATION FUND / MARQUIS BALANCED FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(Amounts in thousands)
(Unaudited)


                      PROFORMA
  MARQUIS  ONE GROUP  COMBINED                                                                                      PROFORMA
 SHARES OR SHARES OR  SHARES OR                                                         MARQUIS      ONE GROUP      COMBINED
 PRINCIPAL PRINCIPAL  PRINCIPAL                                                         MARKET         MARKET        MARKET
   AMOUNT    AMOUNT    AMOUNT               SECURITY DESCRIPTION                         VALUE         VALUE         VALUE
 ---------  --------- --------- ---------------------------------------------------   ---------  -------------    -----------
Total (Cost $295,743) (a)                                                               136,962        202,720        339,682
                                                                                     ----------     ----------     ----------
                                                                                     ----------     ----------     ----------


--------------------
Percentages indicated are based on net assets of $340,430.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows
    (amounts in thousands):

             Unrealized appreciation. . . . .  . . . . . . .   $47,159
             Unrealized depreciation . . . .  . . . . . . .     (3,220)

             Net unrealized appreciation. . . . . . . . . . .  $43,939

 (b) Non-income producing securities.
 (c) With respect to the One Group Fund only, a portion of this security was loaned as of December 31, 1997.
 (d) Serves as collateral for futures contracts.

 At December 31, 1997, the Portfolio's open futures contracts were as follows:


                                              OPENING           MARKET
      NUMBER                                  POSITION          VALUE
   OF CONTRACTS         CONTRACT TYPE           (000)            (000)

     34          S&P 500 March 1998 Futures     $8,270          $8,322


SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP TREASURY ONLY MONEY MARKET FUND / MARQUIS INSTITUTIONAL MONEY MARKET FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(AMOUNTS IN THOUSANDS)
(UNAUDITED)


                               PROFORMA                                                                                 PROFORMA
  MARQUIS       ONE GROUP      COMBINED                                                    MARQUIS       ONE GROUP      COMBINED
 PRINCIPAL      PRINCIPAL      PRINCIPAL                                                  AMORTIZED      AMORTIZED      AMORTIZED
  AMOUNT         AMOUNT         AMOUNT            SECURITY DESCRIPTION                      COST           COST           COST
------------  -------------  -------------  ------------------------------------------  -------------  -------------  -------------
U.S. TREASURY OBLIGATIONS (94.1%):
U.S. Treasury Bills (26.0%):
               125,412.00        125,412     1/22/98 (b)                                                    125,033       125,033
    15,000                        15,000     1/22/98                                          14,955                       14,955
                    4,490          4,490     2/5/98                                                           4,467         4,467
                    2,489          2,489     2/12/98                                                          2,473         2,473
                    5,000          5,000     3/5/98                                                           4,953         4,953
     1,800                         1,800     3/5/98                                            1,783                        1,783
                   52,500         52,500     3/26/98                                                         51,861        51,861
                    8,940          8,940     11/12/98                                                         8,528         8,528
                                                                                            --------       --------      --------
                                                                                              16,738        197,315       214,053
                                                                                            --------       --------      --------

 U.S. Treasury Notes (68.1%):
                  100,000        100,000     7.88%, 1/15/98                                                 100,090       100,090
                  125,000        125,000     5.63%, 1/31/98                                                 124,993       124,993
                  189,177        189,177     7.25%, 2/17/98                                                 189,546       189,546
                   75,000         75,000     5.13%, 2/28/98                                                  74,950        74,950
                    1,065          1,065     7.88%, 4/15/98                                                   1,072         1,072
                   50,000         50,000     7.88%, 4/30/98 (b)                                              50,060        50,060
                    5,000          5,000     5.25%, 7/31/98                                                   4,990         4,990
                   15,000         15,000     6.13%, 8/31/98                                                  15,039        15,039
                                                                                            --------       --------      --------
                                                                                                 -          560,740       560,740
                                                                                            --------       --------      --------
   Total U.S. Treasury Obligations                                                            16,738        758,055       774,793

REPURCHASE AGREEMENTS (4.6%):
     2,200                         2,200     Aubrey G. Lanston & Co., 6.50%, 1/2/98
                                             (collateralized by $2,100 U.S. Treasury
                                             Notes, 7.50%, 11/15/01, market value -
                                             $2,246)                                          2,200                         2,200
     1,575                         1,575     Deutsche Morgan Grenfell, 6.70%, 1/2/98
                                             (collateralized by $1,573 U.S. Treasury
                                             Notes, 5.88%, 2/28/99, market value -
                                             $1,608)                                          1,575                         1,575
     2,200                         2,200     HSBC Securities, 6.60%, 1/2/98
                                             (collateralized by $8,600 U.S. Treasury
                                             Strips, 0.00%, 5/15/20, market value -
                                             $8,316)                                          2,200                         2,200
    10,000                        10,000     J.P. Morgan Securities, 6.60%, 1/2/98
                                             (collateralized by $10,598 U.S. Treasury
                                             Strips, 0.00%, 8/15/98, market value -
                                             $10,238)                                        10,000                        10,000
     1,581                         1,581     J.P. Morgan Securities, 6.40%, 1/2/98
                                             (collateralized by $1,129 U.S. Treasury
                                             Bonds, 9.88%, 11/15/15, market value -
                                             $1,613)                                          1,581                         1,581
    10,000                        10,000     Lehman Brothers Holding, Inc., 6.57%,
                                             1/2/98 (collateralized by $13,675 U.S.
                                             Treasury Strips, 0.00%, 2/15/03, market
                                             value - $10,212)                                10,000                        10,000
     1,575                         1,575     Merrill Lynch, 6.45%, 1/2/98
                                             (collateralized by $1,190 U.S. Treasury
                                             Bonds, 8.88%, 6/15/17, market value -
                                             $1,612)                                          1,575                         1,575
     1,576                         1,576     Nomura Securities, 6.58%, 1/2/98
                                             (collateralized by $1,612 U.S. Treasury
                                             Bills, 0.00%, 1/22/98, market value -
                                             $1,607)                                          1,576                         1,576
     1,575                         1,575     Morgan Stanley, 5.18%, 1/2/98
                                             (collateralized by $1,226 U.S. Treasury
                                             Bonds, 8.75%, 5/15/17, market value -
                                             $1,613)                                          1,575                         1,575
     2,200                         2,200     Prudential Securities, Inc., 6.60%,
                                             1/2/98 (collateralized by $1,965 U.S.
                                             Treasury Notes, 6.88%, 8/15/25, market
                                             value - $2,244)                                  2,200                         2,200
     1,575                         1,575     UBS Securities, 6.50%, 1/2/98
                                             (collateralized by $7,229 various U. S.
                                             Treasury Securities, 0.00%, 8/15/22 -
                                             11/15/22, market - value $1,607)                 1,575                         1,575


SEE NOTES TO FINANCIAL STATEMENTS.

THE ONE GROUP TREASURY ONLY MONEY MARKET FUND / MARQUIS INSTITUTIONAL MONEY MARKET FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS            DECEMBER 31, 1997
(AMOUNTS IN THOUSANDS)
(UNAUDITED)


                               PROFORMA                                                                                 PROFORMA
  MARQUIS       ONE GROUP      COMBINED                                                    MARQUIS       ONE GROUP      COMBINED
 PRINCIPAL      PRINCIPAL      PRINCIPAL                                                  AMORTIZED      AMORTIZED      AMORTIZED
  AMOUNT         AMOUNT         AMOUNT            SECURITY DESCRIPTION                      COST           COST           COST
------------  -------------  -------------  ------------------------------------------  -------------  -------------  -------------

     2,200                         2,200     Wachovia, 6.00%, 1/2/98 (collateralized
                                             by $2,230 U.S. Treasury Notes, 5.75%,
                                             11/15/00, market value -  $2,248)                2,200                         2,200
                                                                                            -------         -------       -------
                                                                                             38,257             -          38,257
                                                                                            -------         -------       -------
 Total (Amortized Cost $813,050) (a)                                                         54,995         758,055       813,050
                                                                                            -------         -------       -------
                                                                                            -------         -------       -------



-------------------

Percentages indicated are based on net assets of $823,330.
(a) Cost and value for federal income tax and financial reporting purposes are the same.
(b) With respect to The One Group Fund only, a portion of this security was loaned as of December 31, 1997.



SEE NOTES TO FINANCIAL STATEMENTS.

The One Group Family of Mutual Funds
Proforma Combined Statements of Assets and Liabilities
December 31, 1997
(Amounts in Thousands)
(Unaudited)

                                                         U.S. Treasury  Marquis Treasury
                                                           Securities       Securities
                                                          Money Market     Money Market                        Proforma
                                                              Fund            Fund            Adjustments      Combined
ASSETS:
Investments, at amortized cost                         $       587,536  $       233,899  $                $       821,435
Repurchase agreements, at cost                               2,944,317        1,188,751                         4,133,068
                                                         -------------    -------------                     -------------
Total                                                        3,531,853        1,422,650                         4,954,503

Cash                                                               -                -                                 -
Interest receivable                                              5,657            6,133                            11,790
Deferred organizational costs                                      -                 10              (10)             -
Prepaid expenses and other assets                                   39              262                               301
                                                         -------------    -------------    -------------    -------------
TOTAL ASSETS                                                 3,537,549        1,429,055              (10)       4,966,594
                                                         -------------    -------------    -------------    -------------

LIABILITIES:
Cash overdraft                                                       3            2,145                             2,148
Income payable                                                  14,322            5,635                            19,957
Payable to brokers for investments purchased                       -                -                                 -
Accrued expenses and other payables:
  Investment advisory fees                                         762              471                             1,233
  Administration fees                                              419               88                               507
  12b-1 fees                                                       173              174                               347
  Other                                                            120               33                               153
                                                         -------------    -------------                     -------------
TOTAL LIABILITIES                                               15,799            8,546                            24,345
                                                         -------------    -------------                     -------------

NET ASSETS:
Capital                                                      3,521,483        1,420,484              (10)       4,941,957
Undistributed (distributions in excess of)
  net investment income                                             43              -                                  43
Accumulated undistributed net realized
  gains (losses) from investment transactions                      224               25                               249
                                                         -------------    -------------    -------------    -------------
NET ASSETS                                             $     3,521,750  $     1,420,509  $           (10) $     4,942,249
                                                         -------------    -------------    -------------    -------------
                                                         -------------    -------------    -------------    -------------

NET ASSETS
  Fiduciary/Trust                                      $     2,680,843  $       599,420  $        14,469  $     3,294,732 (b)(c)
  Class A/Retail                                               840,788          635,301          171,309        1,647,398 (b)(c)(d)
  Class B/Sweep Class                                              119          185,788         (185,788)             119 (d)
                                                         -------------    -------------    -------------    -------------
Total                                                  $     3,521,750  $     1,420,509  $           (10) $     4,942,249
                                                         -------------    -------------    -------------    -------------
                                                         -------------    -------------    -------------    -------------

OUTSTANDING UNITS OF BENEFICIAL INTEREST
  Fiduciary/Trust                                            2,680,619          599,403           14,469        3,294,491
  Class A                                                      840,743          635,293          171,309        1,647,345
  Class B                                                          119          185,788         (185,788)             119
                                                         -------------    -------------    -------------    -------------
Total                                                        3,521,481        1,420,484              (10)       4,941,955
                                                         -------------    -------------    -------------    -------------
                                                         -------------    -------------    -------------    -------------

Net Asset Value:
  Offering and redemption price per share, all classes $          1.00  $          1.00                   $          1.00
                                                         -------------    -------------                     -------------
                                                         -------------    -------------                     -------------



                                                             Municipal         Marquis
                                                               Money          Tax-Exempt
                                                              Market         Money Market                         Proforma
                                                               Fund              Fund           Adjustments       Combined
ASSETS:
Investments, at amortized cost                          $       594,524   $       130,114                     $       724,638
Repurchase agreements, at cost                                      -                 -                                   -
                                                          -------------     -------------                       -------------
Total                                                           594,524           130,114                             724,638

Cash                                                                -                  27                                 -   (a)
Interest receivable                                               4,122               925                               5,047
Deferred organizational costs
Prepaid expenses and other assets                                    33                20                                  53
                                                          -------------     -------------     -------------     -------------
TOTAL ASSETS                                                    598,679           131,086                             729,738
                                                          -------------     -------------     -------------     -------------

LIABILITIES:
Cash overdraft                                                      234               -                                   207 (a)
Income payable                                                    1,728               348                               2,076
Payable to brokers for investments purchased                        -               4,387                               4,387
Accrued expenses and other payables:
  Investment advisory fees                                          129                72                                 201
  Administration fees                                                79                12                                  91
  12b-1 fees                                                         21               -                                    21
  Other                                                             -                  24                                  24
                                                          -------------     -------------                       -------------
TOTAL LIABILITIES                                                 2,191             4,843                               7,007
                                                          -------------     -------------                       -------------

NET ASSETS:
Capital                                                         596,622           126,243                             722,865
Undistributed (distributions in excess of)
  net investment income                                            (130)              -                                  (130)
Accumulated undistributed net realized
  gains (losses) from investment transactions                        (4)              -                                    (4)
                                                          -------------     -------------     -------------     -------------
NET ASSETS                                              $       596,488   $       126,243                     $       722,731
                                                          -------------     -------------     -------------     -------------
                                                          -------------     -------------     -------------     -------------

NET ASSETS
  Fiduciary/Trust                                               500,105   $           -     $        62,993   $       563,098 (b)
  Class A/Retail                                                 96,383           126,243           (62,993)          159,633 (b)
  Class B/Sweep Class                                               -                 -                                -
                                                          -------------     -------------     -------------     -------------
Total                                                           596,488   $       126,243   $           -     $       722,731
                                                          -------------     -------------     -------------     -------------
                                                          -------------     -------------     -------------     -------------

OUTSTANDING UNITS OF BENEFICIAL INTEREST
  Fiduciary/Trust                                               500,226               -              62,993           563,219
  Class A                                                        96,396           126,243           (62,993)          159,646
  Class B                                                           -                 -                                   -
                                                          -------------     -------------     -------------     -------------
Total                                                           596,622           126,243               -             722,865
                                                          -------------     -------------     -------------     -------------
                                                          -------------     -------------     -------------     -------------

Net Asset Value:
  Offering and redemption price per share, all classes  $          1.00   $          1.00                     $          1.00
                                                          -------------     -------------                       -------------
                                                          -------------     -------------                       -------------

(a)  Cash balances are combined.
(b) These figures reflect the conversion of approximately 63% and 50% of Marquis Retail Class shares to One Group Fiduciary shares respectively for each fund.
(c) These figures reflect the conversion of approximately 65% of Marquis Trust Class shares to One Group Class A shares.
(d) These figures reflect the conversion of all Marquis Sweep Class shares to One Group Class A shares.
--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
Proforma Combined Statements of Assets and Liabilities
December 31, 1997
(Amounts in Thousands)
(Unaudited)

                                                                               Marquis
                                                           Government        Government
                                                              Bond           Securities                          Proforma
                                                              Fund              Fund         Adjustments         Combined
ASSETS:
Investments, at value                                   $      848,412  $      142,850   $                  $      991,262
Repurchase agreements, at cost                                  46,298           4,337                              50,635
                                                         -------------   -------------                       -------------
Total (cost $1,012,053; $188,048, respectively)                894,710         147,187                           1,041,897

Interest receivable                                              6,501           2,040                               8,541
Receivable from brokers for investments sold                       -                32                                  32
Receivable for shares issued                                        78               3                                  81
Deferred organizational costs                                      -                 2                (2)              -
Prepaid expenses and other assets                                   10              11                                  21
                                                         -------------   -------------     -------------     -------------
TOTAL ASSETS                                                   901,299         149,275                (2)        1,050,572
                                                         -------------   -------------     -------------     -------------

LIABILITIES:
Cash overdraft                                                     -                20                                  20
Income payable                                                   4,189             734                               4,923
Payable to brokers for investments purchased                    39,862             -                                39,862
Payable for shares redeemed                                          3             -                                     3
Accrued expenses and other payables:
  Investment advisory fees                                         317              65                                 382
  Administration fees                                               87              17                                 104
  12b-1 fees                                                        18               1                                  19
  Other                                                            168               9                                 177
                                                         -------------   -------------                       -------------
TOTAL LIABILITIES                                               44,644             846                              45,490
                                                         -------------   -------------                       -------------

NET ASSETS:
Capital                                                        845,755         147,689                (2)          993,442
Undistributed (distributions in excess of)
  net investment income                                           (101)             22                                 (79)
Accumulated undistributed net realized gains (losses)
  from investment transactions                                 (17,278)           (847)                            (18,125)
Net unrealized appreciation  (depreciation) from
  investments                                                   28,279           1,565                              29,844
                                                         -------------   -------------     -------------     -------------
NET ASSETS                                              $      856,655  $      148,429   $            (2)   $    1,005,082
                                                         -------------   -------------     -------------     -------------
                                                         -------------   -------------     -------------     -------------

NET ASSETS
  Fiduciary                                             $      809,738  $          -     $       144,434    $      954,172 (a)
  Class A                                                       32,295         147,269          (144,436)           35,128 (a)
  Class B                                                       14,622           1,160                              15,782
                                                         -------------   -------------     -------------     -------------
Total                                                   $      856,655  $      148,429   $            (2)   $    1,005,082
                                                         -------------   -------------     -------------     -------------
                                                         -------------   -------------     -------------     -------------

OUTSTANDING UNITS OF BENEFICIAL INTEREST
  Fiduciary                                                     80,877             -              14,429            95,306 (a)(b)
  Class A                                                        3,225          14,677           (14,394)            3,508 (a)(b)
  Class B                                                        1,461             115                 1             1,576 (b)
                                                         -------------   -------------     -------------     -------------
Total                                                           85,563          14,792                36           100,390
                                                         -------------   -------------     -------------     -------------
                                                         -------------   -------------     -------------     -------------
Net Asset Value:
  Fiduciary offering and redemption price per share     $        10.01  $          -                        $        10.01
                                                         -------------   -------------                       -------------
                                                         -------------   -------------                       -------------
  Class A
  Redemption price per share                            $        10.01  $        10.03                      $        10.01
                                                         -------------   -------------                       -------------
                                                         -------------   -------------                       -------------
  Maximum sales charge                                            4.50%           3.50%                               4.50%
                                                         -------------   -------------                       -------------
                                                         -------------   -------------                       -------------
  Maximum offering price per share (100%/(100%-maximum
       sales charge) of net asset value adjusted to
       nearest cent)                                    $        10.48   $       10.39                     $        10.48
                                                         -------------    ------------                      -------------
                                                         -------------    ------------                      -------------
  Class B offering price per share (c)                  $        10.01   $       10.09                     $        10.01
                                                         -------------    ------------                      -------------
                                                         -------------    ------------                      -------------

                                                                               Marquis
                                                           Louisiana          Louisiana
                                                         Municipal Bond   Tax-Free Income                         Proforma
                                                              Fund              Fund         Adjustments          Combined
ASSETS:
Investments, at value                                   $       156,733   $        41,940                    $       198,673
Repurchase agreements, at cost                                      -                 -                                  -
                                                          -------------     -------------                      -------------
Total (cost $1,012,053; $188,048, respectively)                 156,733            41,940                            198,673

Interest receivable                                               2,682               519                              3,201
Receivable from brokers for investments sold                        -                 -                                  -
Receivable for shares issued                                          1               -                                    1
Deferred organizational costs                                       -                 -                                  -
Prepaid expenses and other assets                                    35                13                                 48
                                                          -------------     -------------                      -------------
TOTAL ASSETS                                                    159,451            42,472                            201,923
                                                          -------------     -------------                      -------------

LIABILITIES:
Cash overdraft                                                      -                 -                                  -
Income payable                                                      624               154                                778
Payable to brokers for investments purchased                      2,734               -                                2,734
Payable for shares redeemed                                         -                  11                                 11
Accrued expenses and other payables:
  Investment advisory fees                                           80                16                                 96
  Administration fees                                                23                 5                                 28
  12b-1 fees                                                         18                 1                                 19
  Other                                                              22                 6                                 28
                                                          -------------     -------------                      -------------
TOTAL LIABILITIES                                                 3,501               193                              3,694
                                                          -------------     -------------                      -------------

NET ASSETS:
Capital                                                         147,152            40,844                            187,996
Undistributed (distributions in excess of)
  net investment income                                             -                   5                                  5
Accumulated undistributed net realized gains (losses)
  from investment transactions                                     (343)              (54)                              (397)
Net unrealized appreciation  (depreciation) from
  investments                                                     9,141             1,484                             10,625
                                                          -------------     -------------                      -------------
NET ASSETS                                              $       155,950   $        42,279                    $       198,229
                                                          -------------     -------------                      -------------
                                                          -------------     -------------                      -------------

NET ASSETS
  Fiduciary                                             $       102,802   $           -    $        12,947   $       115,749 (a)
  Class A                                                        49,075            40,307          (12,947)           76,435 (a)
  Class B                                                         4,073             1,972                              6,045
                                                          -------------     -------------    -------------     -------------
Total                                                   $       155,950   $        42,279  $           -     $       198,229
                                                          -------------     -------------    -------------     -------------
                                                          -------------     -------------    -------------     -------------

OUTSTANDING UNITS OF BENEFICIAL INTEREST
  Fiduciary                                                       9,982               -              1,257            11,239 (a)(b)
  Class A                                                         4,767             3,942           (1,283)            7,426 (a)(b)
  Class B                                                           395               193               (2)              586   (b)
                                                          -------------     -------------    -------------     -------------
Total                                                            15,144             4,135              (28)           19,251
                                                          -------------     -------------    -------------     -------------
                                                          -------------     -------------    -------------     -------------
Net Asset Value:
  Fiduciary offering and redemption price per share     $         10.30   $           -                      $         10.30
                                                          -------------     -------------                      -------------
                                                          -------------     -------------                      -------------
  Class A
  Redemption price per share                            $         10.29   $         10.23                    $         10.29
                                                          -------------     -------------                      -------------
                                                          -------------     -------------                      -------------
  Maximum sales charge                                             4.50%             3.50%                              4.50%
                                                          -------------     -------------                      -------------
                                                          -------------     -------------                      -------------
  Maximum offering price per share (100%/(100%-maximum
       sales charge) of net asset value adjusted to
       nearest cent)                                     $         10.77  $         10.60                   $         10.77
                                                           -------------    -------------                     -------------
                                                           -------------    -------------                     -------------
  Class B offering price per share (c)                   $         10.30  $         10.23                   $         10.30
                                                           -------------    -------------                     -------------
                                                           -------------    -------------                     -------------

(a) These figures reflect the conversion of approximately 98% and 32% of Marquis Class A shares to One Group Fiduciary shares respectively for each fund.
(b) These figures reflect an adjustment to the number of shares based on the assets of the Marquis Fund divided by the NAV of the One Group Fund.
(c)  Redemption price per Class B varies based on length of time held.
--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
Proforma Combined Statements of Assets and Liabilities
December 31, 1997
(Amounts in Thousands)
(Unaudited)

                                                                             Marquis
                                                          Disciplined         Value
                                                             Value           Equity                            Proforma
                                                             Fund             Fund          Adjustments        Combined
ASSETS:
Investments, at value                                   $       629,791  $       140,899                   $       770,690
Repurchase agreements, at cost                                   15,355            1,380                            16,735
Total (cost $608,093; $731,936, respectively)                   645,146          142,279                           787,425

Interest & dividends receivable                                     680              283                               963
Receivable from brokers for investments sold                      1,296              -                               1,296
Receivable for shares issued                                         22               77                                99
Prepaid expenses and other assets                                    8                8                                16
                                                          -------------    -------------                     -------------
TOTAL ASSETS                                                    647,152          142,647                           789,799
                                                          -------------    -------------                     -------------

LIABILITIES:
Cash overdraft                                                        3                6                                 9
Dividends payable                                                   484              311                               795
Payable for shares redeemed                                          10               20                                30
Accrued expenses and other payables:
  Investment advisory fees                                          392              138                               530
  Administration fees                                                91                3                                94
  12b-1 fees                                                         27                6                                33
  Other                                                             150               34                               184
                                                          -------------    -------------                     -------------
TOTAL LIABILITIES                                                 1,157              518                             1,675
                                                          -------------    -------------                     -------------

NET ASSETS:
Capital                                                         485,221          107,047                           592,268
Undistributed (distributions in excess of)
  net investment income                                             (37)              (3)                              (40)
Accumulated undistributed net realized gains (losses)
  from investment transactions                                   11,635            4,929                            16,564
Net unrealized appreciation  (depreciation) from
  investments                                                   149,176           30,156                           179,332
                                                          -------------    -------------                     -------------
NET ASSETS                                              $       645,995  $       142,129                   $       788,124
                                                          -------------    -------------                     -------------

NET ASSETS
  Fiduciary                                             $       591,390  $           -    $       116,876  $       708,266 (a)
  Class A                                                        29,367          131,648         (116,876)          44,139 (a)
  Class B                                                        25,238           10,481              -             35,719
  Class C                                                           -                -                -                -
                                                          -------------    -------------    -------------    -------------
Total                                                   $       645,995  $       142,129  $           -    $       788,124
                                                          -------------    -------------    -------------    -------------
                                                          -------------    -------------    -------------    -------------

OUTSTANDING UNITS OF BENEFICIAL INTEREST
  Fiduciary                                                      36,772              -              7,268           44,040 (a)(b)
  Class A                                                         1,822            8,556           (7,640)           2,738 (a)(b)
  Class B                                                         1,571              679              (26)           2,224 (b)
  Class C                                                           -                -                -                -
                                                          -------------    -------------    -------------    -------------
Total                                                            40,165            9,235             (398)          49,002
                                                          -------------    -------------    -------------    -------------
                                                          -------------    -------------    -------------    -------------

Net Asset Value:
  Fiduciary offering and redemption price per share     $         16.08              -                     $         16.08
                                                          -------------    -------------                     -------------
                                                          -------------    -------------                     -------------
  Class A
  Redemption price per share                            $         16.12            15.39                   $         16.12
                                                          -------------    -------------                     -------------
                                                          -------------    -------------                     -------------
  Maximum sales charge                                             4.50%            3.50%                             4.50%
                                                          -------------    -------------                     -------------
                                                          -------------    -------------                     -------------
  Maximum offering price per share (100%/(100%-maximum
       sales charge) of net asset value adjusted to
       nearest cent)                                    $         16.88            15.95                   $         16.88
                                                          -------------    -------------                     -------------
                                                          -------------    -------------                     -------------
  Class B offering price per share (d)                  $         16.06            15.44                   $         16.06
                                                          -------------    -------------                     -------------
                                                          -------------    -------------                     -------------
  Class C offering price per share (d)                  $           -                -                     $           -
                                                          -------------    -------------                     -------------
                                                          -------------    -------------                     -------------


                                                                                   Marquis
                                                               Growth              Growth
                                                           Opportunities           Equity                          Proforma
                                                                Fund                Fund        Adjustments        Combined
ASSETS:
Investments, at value                                    $      814,383     $       37,039                   $      851,422
Repurchase agreements, at cost                                   35,429              1,564                           36,993
Total (cost $608,093; $731,936, respectively)                   849,812             38,603                          888,415

Interest & dividends receivable                                     454                 47                              501
Receivable from brokers for investments sold                     23,944                -                             23,944
Receivable for shares issued                                        449                 19                              468
Prepaid expenses and other assets                                    10                  9                               19
                                                          -------------      -------------                    -------------
TOTAL ASSETS                                                    874,669             38,678                          913,347
                                                          -------------      -------------                    -------------

LIABILITIES:
Cash overdraft                                                        7                  7                               14
Dividends payable                                                15,098                 31                           15,129
Payable for shares redeemed                                         176                  3                              179
Accrued expenses and other payables:
  Investment advisory fees                                          498                 28                              526
  Administration fees                                               115                  4                              119
  12b-1 fees                                                         63                  1                               64
  Other                                                             187                  7                              194
                                                          -------------      -------------                    -------------
TOTAL LIABILITIES                                                16,144                 81                           16,225
                                                          -------------      -------------                    -------------

NET ASSETS:
Capital                                                         722,544             30,825                          753,369
Undistributed (distributions in excess of)
  net investment income                                          (2,006))               (1)                          (2,007)
Accumulated undistributed net realized gains (losses)
  from investment transactions                                  (10,711))               (8)                         (10,719)
Net unrealized appreciation  (depreciation) from
  investments                                                   148,698              7,781                          156,479
                                                          -------------      -------------                    -------------
NET ASSETS                                               $      858,525     $       38,597                   $      897,122
                                                          -------------      -------------                    -------------

NET ASSETS
  Fiduciary                                              $      733,898     $          -    $        33,822  $      767,720 (a)
  Class A                                                        62,939             36,627          (33,822)         65,744 (a)
  Class B                                                        61,686              1,970              -            63,656
  Class C                                                             2                -                -                 2
                                                          -------------      -------------    -------------   -------------
Total                                                    $      858,525     $       38,597  $           -    $      897,122
                                                          -------------      -------------    -------------   -------------
                                                          -------------      -------------    -------------   -------------

OUTSTANDING UNITS OF BENEFICIAL INTEREST
  Fiduciary                                                      37,762                -              1,740          39,502 (a)(b)
  Class A                                                         3,262              2,375           (2,230)          3,407 (a)(b)
  Class B                                                         3,317                128              (22)          3,423 (b)
  Class C                                                           -  (c)             -                                -   (c)
                                                          -------------      -------------    -------------   -------------
Total                                                            44,341              2,503             (512)         46,332
                                                          -------------      -------------    -------------   -------------
                                                          -------------      -------------    -------------   -------------

Net Asset Value:
  Fiduciary offering and redemption price per share      $        19.44     $          -                     $        19.44
                                                          -------------      -------------                    -------------
                                                          -------------      -------------                    -------------
  Class A
  Redemption price per share                             $        19.30     $        15.42                   $        19.30
                                                          -------------      -------------                    -------------
                                                          -------------      -------------                    -------------
  Maximum sales charge                                            4.50%              3.50%                            4.50%
                                                          -------------      -------------                    -------------
                                                          -------------      -------------                    -------------
  Maximum offering price per share (100%/(100%-maximum
       sales charge) of net asset value adjusted to
       nearest cent)                                     $        20.21     $        15.98                   $        20.21
                                                          -------------      -------------                     -------------
                                                          -------------      -------------                     -------------
  Class B offering price per share (d)                   $        18.60     $        15.34                   $        18.60
                                                          -------------      -------------                    -------------
                                                          -------------      -------------                    -------------
  Class C offering price per share (d)                   $        19.41     $          -                     $        19.41
                                                          -------------      -------------                    -------------
                                                          -------------      -------------                    -------------

(a) These figures reflect the conversion of approximately 89% and 92% of Marquis Class A shares to One Group Fiduciary shares respectively for each fund.
(b) These figures reflect an adjustment to the number of shares based on the assets of the Marquis Fund divided by the NAV of the One Group Fund.
(c)  Amount is less than 1,000.
(d) Redemption price per Class B and Class C shares varies based on length of time held.
--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
Proforma Combined Statements of Assets and Liabilities
December 31, 1997
(Amounts in Thousands)
(Unaudited)

                                                              Asset            Marquis                           Asset
                                                           Allocation         Balanced                         Allocation
                                                               Fund             Fund        Adjustments          Fund
ASSETS:
Investments, at value                                  $      197,844   $     136,962   $                  $     334,806
Repurchase agreements, at cost                                  4,876             -                                4,876
                                                        -------------    ------------                       ------------
Total (cost $295,743; $54,995 respectively)                   202,720         136,962                            339,682

Cash                                                                1             -                                    1
Interest & dividends receivable                                 1,329           1,066                              2,395
Receivable from brokers for investments sold                      -                 7                                  7
Receivable for shares issued                                      220              14                                234
Deferred organizational costs                                     -                 1                                 (1)
Prepaid expenses and other assets                                   2              16                                 18
                                                        -------------    ------------     -------------     ------------
TOTAL ASSETS                                                  204,272         138,066                (1)         342,337
                                                        -------------    ------------     -------------     ------------

LIABILITIES:
Cash Overdraft                                                    -               -                                  -
Dividends payable                                                 523             977                              1,500
Payable for shares redeemed                                        30               4                                 34
Net payable for variation margin on futures contracts               2              -                                   2
Accrued expenses and other payables:
  Investment advisory fees                                         93              82                                175
  Administration fees                                              13              16                                 29
  12b-1 fees                                                       65               3                                 68
  Other                                                            88              11                                 99
                                                        -------------    ------------                       ------------
TOTAL LIABILITIES                                                 814           1,093                              1,907
                                                        -------------    ------------                       ------------

NET ASSETS:
Capital                                                       178,352         115,478                (1)         293,829
Undistributed (distributions in excess of)
  net investment income                                           (15)              7                                 (8)
Accumulated undistributed net realized gains (losses)
  from investment and futures transactions                      2,026             592                              2,618
Net unrealized appreciation  (depreciation) from
  investments and futures                                      23,095          20,896                             43,991
                                                        -------------    ------------     -------------     ------------
NET ASSETS                                             $      203,458   $     136,973                (1)  $      340,430
                                                        -------------    ------------     -------------     ------------
                                                        -------------    ------------     -------------     ------------

NET ASSETS
  Fiduciary/Institutional                              $       94,794   $          -     $       128,762   $      223,556 (a)
  Class A                                                      38,874          132,739          (128,763)          42,850 (a)
  Class B                                                      69,790            4,234               -             74,024
                                                        -------------    -------------     -------------    -------------
Total                                                  $      203,458   $      136,973   $            (1)  $      340,430
                                                        -------------    -------------     -------------    -------------
                                                        -------------    -------------     -------------    -------------

OUTSTANDING UNITS OF BENEFICIAL INTEREST
  Fiduciary/Institutional                                       7,531              -              10,227           17,758 (a)(b)
  Class A                                                       3,085           10,844           (10,528)           3,401 (a)(b)
  Class B                                                       5,517              344                (9)           5,852 (b)
                                                        -------------    -------------     -------------    -------------
Total                                                          16,133           11,188              (310)          27,011
                                                        -------------    -------------     -------------    -------------
                                                        -------------    -------------     -------------    -------------

Net Asset Value:
  Fiduciary/Institutional offering and
       redemption price per share                      $        12.59   $          -                       $        12.59
                                                        -------------    -------------                      -------------
                                                        -------------    -------------                      -------------
  Class A
  Redemption price per share                           $        12.60   $        12.24                     $        12.60
                                                        -------------    -------------                      -------------
                                                        -------------    -------------                      -------------
  Maximum sales charge                                           4.50%            3.50%                              4.50%
                                                        -------------    -------------                      -------------
                                                        -------------    -------------                      -------------
  Maximum offering price per share (100%/(100%-maximum
       sales charge) of net asset value adjusted to
       nearest cent)                                   $        13.19   $        12.68                     $        13.19
                                                        -------------    -------------                      -------------
                                                        -------------    -------------                      -------------
  Class B offering price per share (c)                 $        12.65   $        12.31                     $        12.65
                                                        -------------    -------------                      -------------
                                                        -------------    -------------                      -------------

                                                             Treasury Only     Institutional                       Treasury Only
                                                              Money Market      Money Market                        Money Market
                                                                 Fund              Fund         Adjustments            Fund
ASSETS:
Investments, at value                                      $       758,055   $        54,995                     $       813,050
Repurchase agreements, at cost                                         -                 -                                   -
                                                             -------------     -------------                       -------------
Total (cost $295,743; $54,995 respectively)                        758,055            54,995                             813,050

Cash                                                                     1               -                                   -
Interest & dividends receivable                                     13,971               269                              14,240
Receivable from brokers for investments sold                           -                 -                                   -
Receivable for shares issued                                           -                 -                                   -
Deferred organizational costs                                          -                   1               -                   1
Prepaid expenses and other assets                                      -                  14                                  14
                                                             -------------     -------------                       -------------
TOTAL ASSETS                                                       772,028            55,278                             827,305
                                                             -------------     -------------                       -------------

LIABILITIES:
Cash Overdraft                                                         -                 229                                 228
Dividends payable                                                    3,315               271                               3,586
Payable for shares redeemed                                            -                 -                                   -
Net payable for variation margin on futures contracts                  -                 -                                   -
Accrued expenses and other payables:
    Investment advisory fees                                            51                32                                  83
    Administration fees                                                 32                 5                                  37
    12b-1 fees                                                         -                 -                                   -
    Other                                                               14                27                                  41
                                                             -------------     -------------                       -------------
TOTAL LIABILITIES                                                    3,412               564                               3,975
                                                             -------------     -------------                       -------------

NET ASSETS:
Capital                                                            768,705            54,714                             823,419
Undistributed (distributions in excess of)
    net investment income                                              -                 -                                   -
Accumulated undistributed net realized gains (losses)
    from investment and futures transactions                           (89)              -                                   (89)
Net unrealized appreciation  (depreciation) from
    investments and futures                                            -                 -                                   -
                                                             -------------     -------------                       -------------
NET ASSETS                                                 $       768,616   $        54,714                     $       823,330
                                                             -------------     -------------                       -------------
                                                             -------------     -------------                       -------------

NET ASSETS
    Fiduciary/Institutional                                $       768,616   $        54,714               -     $       823,330
    Class A                                                            -                 -                 -                 -
    Class B                                                            -                 -                 -                 -
                                                             -------------     -------------     -------------     -------------
Total                                                      $       768,616   $        54,714               -     $       823,330
                                                             -------------     -------------     -------------     -------------
                                                             -------------     -------------     -------------     -------------

OUTSTANDING UNITS OF BENEFICIAL INTEREST
    Fiduciary/Institutional                                        768,703            54,714               -             823,417
    Class A                                                            -                 -                 -                 -
    Class B                                                            -                 -                 -                 -
                                                             -------------     -------------     -------------     -------------
Total                                                              768,703            54,714               -             823,417
                                                             -------------     -------------     -------------     -------------
                                                             -------------     -------------     -------------     -------------

Net Asset Value:
    Fiduciary/Institutional offering and
         redemption price per share                        $          1.00   $          1.00                     $          1.00
                                                             -------------     -------------                       -------------
                                                             -------------     -------------                       -------------
    Class A
    Redemption price per share                             $           -     $           -                       $           -
                                                             -------------     -------------                       -------------
                                                             -------------     -------------                       -------------
    Maximum sales charge                                               -     -           -
                                                             -------------     -------------                       -------------
                                                             -------------     -------------                       -------------
    Maximum offering price per share (100%/(100%-maximum
         sales charge) of net asset value adjusted to
         nearest cent)                                     $           -     $           -                       $           -
                                                             -------------     -------------                       -------------
                                                             -------------     -------------                       -------------
    Class B offering price per share (c)                   $           -     $           -                       $           -
                                                             -------------     -------------                       -------------
                                                             -------------     -------------                       -------------

(a) These figures reflect the conversion of approximately 97% of Marquis Class A shares to One Group Fiduciary shares.
(b) These figures reflect an adjustment to the number of shares based on the assets of the Marquis Fund divided by the NAV of the One Group Fund.
(c)  Redemption price per Class B shares varies based on length of time held.

The One Group Family of Mutual Funds
Proforma Combined Statements of Operations
For the Year Ended December 31, 1997
(Amounts in Thousands)
(Unaudited)

                                                              U.S. Treasury  Marquis Treasury
                                                                Securities       Securities
                                                               Money Market     Money Market         Proforma          Proforma
                                                                   Fund            Fund             Adjustments        Combined
INVESTMENT INCOME:
Interest income                                              $      158,642    $       68,326    $          -      $      226,968
Dividend income                                                         -                 -                 -                 -
Income from securities lending                                          174               -                 -                 174
                                                              -------------     -------------     -------------     -------------
Total Income                                                        158,816            68,326               -             227,142
                                                              -------------     -------------     -------------     -------------

EXPENSES:
Investment advisory fees                                             10,067             3,729               623            14,419
Administration fees                                                   4,735             1,865               182             6,782
12b-1 fees (Retail Class)                                             1,692             1,400               671             3,763
12b-1 fees (Cash Sweep Class)                                             2               638              (638)                2
Custodian and accounting fees                                           226               186               (88)              324
Legal and audit fees                                                     98               121               (79)              140
Organization costs                                                      -                  34               (34)              -
Trustees' fees and expenses                                              40                30               (13)               57
Transfer agent fees                                                     999                69               363             1,431
Registration and filing fees                                            781                88               250             1,119
Printing costs                                                          296                62                66               424
Other                                                                   233                31                70               334
                                                              -------------     -------------     -------------     -------------
Total expenses before waivers                                        19,169             8,253             1,373            28,795
Less waivers                                                         (3,430)             (489)           (1,252)           (5,171)
                                                              -------------     -------------     -------------     -------------
  NET EXPENSES                                                       15,739             7,764               121            23,624
                                                              -------------     -------------     -------------     -------------
Net Investment Income                                               143,077            60,562              (121)          203,518
                                                              -------------     -------------     -------------     -------------
                                                              -------------     -------------     -------------     -------------

REALIZED / UNREALIZED GAINS (LOSSES) FROM
   INVESTMENTS:
Net realized gains (losses) from investment transactions                224                 5               -                 229
                                                              -------------     -------------     -------------     -------------

Change in net assets resulting from operations               $      143,301    $       60,567    $         (121)   $      203,747
                                                              -------------     -------------     -------------     -------------
                                                              -------------     -------------     -------------     -------------

ANNUAL GROSS EXPENSE RATIO

                                                                 Municipal        Marquis
                                                                   Money         Tax-Exempt
                                                                  Market        Money Market         Proforma          Proforma
                                                                   Fund             Fund           Adjustments         Combined
INVESTMENT INCOME:
Interest income                                              $       20,440    $        3,434    $          -      $       23,874
Dividend income                                                         150               -                 -                 150
Income from securities lending                                          -                 -                 -                 -
                                                              -------------     -------------     -------------     -------------
Total Income                                                         20,590             3,434               -              24,024
                                                              -------------     -------------     -------------     -------------

EXPENSES:
Investment advisory fees                                              1,950               408               (91)            2,267
Administration fees                                                     916               136                13             1,065
12b-1 fees (Retail Class)                                               203               227               (91)              339
12b-1 fees (Cash Sweep Class)                                           -                 -                 -                 -
Custodian and accounting fees                                             4                13               (12)                5
Legal and audit fees                                                    -                  17               (17)              -
Organization costs                                                      -                   1                (1)              -
Trustees' fees and expenses                                               4                 2                (1)                5
Transfer agent fees                                                       7                11               (10)                8
Registration and filing fees                                            166               -                  27               193
Printing costs                                                          -                   4                (4)              -
Other                                                                   -                   6                (6)              -
                                                              -------------     -------------     -------------     -------------
Total expenses before waivers                                         3,250               825              (193)            3,882
Less waivers                                                           (632)             (235)              115              (752)
                                                              -------------     -------------     -------------     -------------
  NET EXPENSES                                                        2,618               590               (78)            3,130
                                                              -------------     -------------     -------------     -------------
Net Investment Income                                                17,972             2,844                78            20,894
                                                              -------------     -------------     -------------     -------------
                                                              -------------     -------------     -------------     -------------

REALIZED / UNREALIZED GAINS (LOSSES) FROM
   INVESTMENTS:
Net realized gains (losses) from investment transactions                 13               -                 -                  13
                                                              -------------     -------------     -------------     -------------

Change in net assets resulting from operations               $       17,985    $        2,844    $           78   $        20,907
                                                              -------------     -------------     -------------     -------------
                                                              -------------     -------------     -------------     -------------

ANNUAL GROSS EXPENSE RATIO

The One Group Family of Mutual Funds
Proforma Combined Statements of Operations
For the Year Ended December 31, 1997
(Amounts in Thousands)
(Unaudited)

                                                                                    Marquis
                                                                Government        Government
                                                                    Bond          Securities          Proforma         Proforma
                                                                    Fund             Fund           Adjustments        Combined
INVESTMENT INCOME:
Interest income                                              $       53,333    $        9,486    $          -      $       62,819
Dividend income                                                         -                 -                 -                 -
Income from securities lending                                           67               -                 -                  67
                                                              -------------     -------------     -------------     -------------
Total Income                                                         53,400             9,486               -              62,886
                                                              -------------     -------------     -------------     -------------

EXPENSES:
Investment advisory fees                                              3,481               836              (152)            4,165
Administration fees                                                   1,274               228                22             1,524
12b-1 fees (Class A)                                                    121               -                  10               131
12b-1 fees (Class B)                                                    122                 6                 3               131
Custodian and accounting fees                                           136                23                 4               163
Legal and audit fees                                                     27                16               (11)               32
Organization costs                                                        4                 6                (6)                4
Trustees' fees and expenses                                              16                 3               -                  19
Transfer agent fees                                                     139                37               (10)              166
Registration and filing fees                                            151               -                  30               181
Printing costs                                                           81                 9                 7                97
Other                                                                    45                 5                 4                54
                                                              -------------     -------------     -------------     -------------
Total expenses before waivers                                         5,597             1,169               (99)            6,667
Less waivers                                                           (618)              (99)              (17)             (734)
                                                              -------------     -------------     -------------     -------------
NET EXPENSES                                                          4,979             1,070              (116)            5,933
                                                              -------------     -------------     -------------     -------------
Net Investment Income                                                48,421             8,416              (114)           56,953
                                                              -------------     -------------     -------------     -------------
                                                              -------------     -------------     -------------     -------------

REALIZED / UNREALIZED GAINS (LOSSES) FROM
INVESTMENTS:
Net realized gains (losses) from investment transactions              1,166               (20)              -               1,146
Net change in unrealized appreciation (depreciation)
from investments                                                     24,009             3,309               -              27,318
                                                              -------------     -------------     -------------     -------------

Net realized/unrealized gains
(losses) from investments                                            25,175             3,289               -              28,464
                                                              -------------     -------------     -------------     -------------

Change in net assets resulting from operations               $       73,596    $       11,705    $         (114)   $       85,417
                                                              -------------     -------------     -------------     -------------
                                                              -------------     -------------     -------------     -------------

                                                                                    Marquis
                                                                                   Louisiana
                                                                Louisiana          Tax-Free
                                                                Municipal           Income          Proforma          Proforma
                                                                Bond Fund             Fund         Adjustments        Combined
INVESTMENT INCOME:
Interest income                                              $        9,105    $        1,624    $          -      $       10,729
Dividend income                                                          22               -                 -                  22
Income from securities lending                                          -                 -                 -                 -
                                                              -------------     -------------     -------------     -------------
Total Income                                                          9,127             1,624               -              10,751
                                                              -------------     -------------     -------------     -------------

EXPENSES:
Investment advisory fees                                                995               120                79             1,194
Administration fees                                                     273                50                 5               328
12b-1 fees (Class A)                                                    173               -                  76               249
12b-1 fees (Class B)                                                     38                 8                 2                48
Custodian and accounting fees                                            16                 5                (2)               19
Legal and audit fees                                                      5                 2                (1)                6
Organization costs                                                      -                 -                 -                 -
Trustees' fees and expenses                                               2               -                 -                   2
Transfer agent fees                                                      53                30               (19)               64
Registration and filing fees                                             15                 5                (2)               18
Printing costs                                                            9                 1                 1                11
Other                                                                     1                 1                (1)                1
                                                              -------------     -------------     -------------     -------------
Total expenses before waivers                                         1,580               222               138             1,940
Less waivers                                                           (435)               (9)              (90)             (534)
                                                              -------------     -------------     -------------     -------------
NET EXPENSES                                                          1,145               213                48             1,406
                                                              -------------     -------------     -------------     -------------
Net Investment Income                                                 7,982             1,411               (48)            9,345
                                                              -------------     -------------     -------------     -------------
                                                              -------------     -------------     -------------     -------------

REALIZED / UNREALIZED GAINS (LOSSES) FROM
INVESTMENTS:
Net realized gains (losses) from investment transactions                388               -                 -                 388
Net change in unrealized appreciation (depreciation)
from investments                                                      3,213             1,168               -               4,381
                                                              -------------     -------------     -------------     -------------

Net realized/unrealized gains
(losses) from investments                                             3,601             1,168               -               4,769
                                                              -------------     -------------     -------------     -------------

Change in net assets resulting from operations               $       11,583    $        2,579        $      (48)   $       14,114
                                                              -------------     -------------     -------------     -------------
                                                              -------------     -------------     -------------     -------------

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
Proforma Combined Statements of Operations
For the Year Ended December 31, 1997
(Amounts in Thousands)
(Unaudited)

                                                                Disciplined         Marquis
                                                                   Value         Value Equity        Proforma          Proforma
                                                                   Fund              Fund          Adjustments         Combined
INVESTMENT INCOME:
Interest income                                              $          564    $          125    $          -      $          689
Dividend income                                                      11,486             2,550               -              14,036
Income from securities lending                                          199               -                 -                 199
                                                              -------------     -------------     -------------     -------------
Total Income                                                         12,249             2,675               -              14,924
                                                              -------------     -------------     -------------     -------------

EXPENSES:
Investment advisory fees                                              4,422               983               (47)            5,358
Administration fees                                                     984               190                19             1,193
12b-1 fees (Class A)                                                     86               -                  47               133
12b-1 fees (Class B)                                                    210                57                19               286
Custodian and accounting fees                                            84                19                (1)              102
Legal and audit fees                                                     12                13               (10)               15
Organization costs                                                      -                   8                (8)              -
Trustees' fees and expenses                                               8                 4                (2)               10
Transfer agent fees                                                     148                38                (7)              179
Registration and filing fees                                             33                 5                 2                40
Printing costs                                                           88                15                 4               107
Other                                                                    19                 2                 2                23
                                                              -------------     -------------     -------------     -------------
Total expenses before waivers                                         6,094             1,334                18             7,446
Less waivers                                                            (24)              (14)                1               (37)
                                                              -------------     -------------     -------------     -------------
NET EXPENSES                                                          6,070             1,320                19             7,409
                                                              -------------     -------------     -------------     -------------
Net Investment Income                                                 6,179             1,355               (19)            7,515
                                                              -------------     -------------     -------------     -------------
                                                              -------------     -------------     -------------     -------------


REALIZED / UNREALIZED GAINS (LOSSES) FROM
    INVESTMENTS:
Net realized gains (losses) from investment transactions            103,933            19,767               -             123,700
Net change in unrealized appreciation (depreciation)
    from investments                                                 80,009            17,426               -              97,435
                                                              -------------     -------------     -------------     -------------

Net realized/unrealized gains
    (losses) from investments                                       183,942            37,193               -             221,135
                                                              -------------     -------------     -------------     -------------

Change in net assets resulting from operations               $      190,121    $       38,548    $          (19)   $      228,650
                                                              -------------     -------------     -------------     -------------
                                                              -------------     -------------     -------------     -------------

                                                                  Growth            Marquis
                                                              Opportunities     Growth Equity        Proforma         Proforma
                                                                   Fund              Fund          Adjustments        Combined
INVESTMENT INCOME:
Interest income                                              $        1,070    $          147    $          -      $        1,217
Dividend income                                                       3,237               287               -               3,524
Income from securities lending                                          745               -                 -                 745
                                                              -------------     -------------     -------------     -------------
Total Income                                                          5,052               434               -               5,486
                                                              -------------     -------------     -------------     -------------

EXPENSES:
Investment advisory fees                                              5,248               224                (1)            5,471
Administration fees                                                   1,167                45                 5             1,217
12b-1 fees (Class A)                                                    163               -                   8               171
12b-1 fees (Class B)                                                    401                 9                 3               413
Custodian and accounting fees                                           171                 5                 2               178
Legal and audit fees                                                     20                 3                (2)               21
Organization costs                                                      -                   1                (1)              -
Trustees' fees and expenses                                              10               -                 -                  10
Transfer agent fees                                                     334                25               (11)              348
Registration and filing fees                                             90                 3                 1                94
Printing costs                                                          107                 2                 3               112
Other                                                                    26                 1               -                  27
                                                              -------------     -------------     -------------     -------------
Total expenses before waivers                                         7,737               318                 7             8,062
Less waivers                                                            (47)               (8)                6               (49)
                                                              -------------     -------------     -------------     -------------
NET EXPENSES                                                          7,690               310                13             8,013
                                                              -------------     -------------     -------------     -------------
Net Investment Income                                                (2,638)              124               (13)           (2,527)
                                                              -------------     -------------     -------------     -------------
                                                              -------------     -------------     -------------     -------------


REALIZED / UNREALIZED GAINS (LOSSES) FROM
    INVESTMENTS:
Net realized gains (losses) from investment transactions             93,363               915               -              94,278
Net change in unrealized appreciation (depreciation)
    from investments                                                 94,327             5,752               -             100,079
                                                              -------------     -------------     -------------     -------------

Net realized/unrealized gains
    (losses) from investments                                       187,690             6,667               -             194,357
                                                              -------------     -------------     -------------     -------------

Change in net assets resulting from operations               $      185,052    $        6,791    $          (13)   $      191,830
                                                              -------------     -------------     -------------     -------------
                                                              -------------     -------------     -------------     -------------


--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
Proforma Combined Statements of Operations
For the Year Ended December 31, 1997
(Amounts in Thousands)
(Unaudited)

                                                         Asset          Marquis
                                                     Allocation        Balanced           Proforma          Proforma
                                                         Fund             Fund          Adjustments         Combined
INVESTMENT INCOME:
Interest income                                   $        5,520    $        3,534    $          -      $        9,054
Dividend income                                            1,442             1,459               -               2,901
Income from securities lending                                50               -                 -                  50
                                                   -------------     -------------     -------------     -------------
Total Income                                               7,012             4,993               -              12,005
                                                   -------------     -------------     -------------     -------------

EXPENSES:
Investment advisory fees                                   1,107               956              (116)            1,947
Administration fees                                          280               194                19               493
12b-1 fees (Class A)                                         106               -                  13               119
12b-1 fees (Class B)                                         454                24                 9               487
Custodian and accounting fees                                 80                19                42               141
Legal and audit fees                                           5                 9                (5)                9
Organization costs                                             1                 4                (4)                1
Trustees' fees and expenses                                    2                 2               -                   4
Transfer agent fees                                          163                41                83               287
Registration and filing fees                                  46                 3                32                81
Printing costs                                                28                 6                15                49
Other                                                         19                 3                11                33
                                                   -------------     -------------     -------------     -------------
Total expenses before waivers                              2,291             1,261                99             3,651
Less waivers                                                (355)              (74)             (177)             (606)
                                                   -------------     -------------     -------------     -------------
NET EXPENSES                                               1,936             1,187               (78)            3,045
                                                   -------------     -------------     -------------     -------------
Net Investment Income                                      5,076             3,806                78             8,960
                                                   -------------     -------------     -------------     -------------
                                                   -------------     -------------     -------------     -------------


REALIZED / UNREALIZED GAINS (LOSSES) FROM
    INVESTMENTS AND FUTURES:
Net realized gains (losses) from investments,
    and futures transactions                              21,107             8,344               -              29,451
Net change in unrealized appreciation
    (depreciation) from investments and futures           15,835            12,993               -              28,828
                                                   -------------     -------------     -------------     -------------

Net realized/unrealized gains
    (losses) from investments and futures                 36,942            21,337               -              58,279
                                                   -------------     -------------     -------------     -------------

Change in net assets resulting from operations    $       42,018    $       25,143    $           78    $       67,239
                                                   -------------     -------------     -------------     -------------
                                                   -------------     -------------     -------------     -------------



                                                  Treasury Only     Institutional
                                                   Money Market      Money Market        Proforma         Proforma
                                                       Fund             Fund           Adjustments        Combined
INVESTMENT INCOME:
Interest income                                  $       45,605    $        3,614    $          -      $       49,219
Dividend income                                             -                 -                 -                 -
Income from securities lending                              252               -                 -                 252
                                                  -------------     -------------     -------------     -------------
Total Income                                             45,857             3,614               -              49,471
                                                  -------------     -------------     -------------     -------------

EXPENSES:
Investment advisory fees                                    445                99               (46)              498
Administration fees                                         277                66               (33)              310
12b-1 fees (Class A)                                        -                 -                 -                 -
12b-1 fees (Class B)                                        -                 -                 -                 -
Custodian and accounting fees                                26                10                (7)               29
Legal and audit fees                                          8                 4                (3)                9
Organization costs                                            4               -                 -                   4
Trustees' fees and expenses                                   5                 1               -                   6
Transfer agent fees                                           8                14               (13)                9
Registration and filing fees                                 45                34               (29)               50
Printing costs                                                4                 2                (2)                4
Other                                                        19                 1                 2                22
                                                  -------------     -------------     -------------     -------------
Total expenses before waivers                               842               231              (131)              942
Less waivers                                                -                 (66)               66               -
                                                  -------------     -------------     -------------     -------------
NET EXPENSES                                                842               165               (65)              942
                                                  -------------     -------------     -------------     -------------
Net Investment Income                                    45,015             3,449                65            48,529
                                                  -------------     -------------     -------------     -------------
                                                  -------------     -------------     -------------     -------------


REALIZED / UNREALIZED GAINS (LOSSES) FROM
    INVESTMENTS AND FUTURES:
Net realized gains (losses) from investments,
    and futures transactions                                  4               -                 -                   4
Net change in unrealized appreciation
    (depreciation) from investments and futures             -                 -                 -                 -
                                                  -------------     -------------     -------------     -------------

Net realized/unrealized gains
    (losses) from investments and futures                     4               -                 -                   4
                                                  -------------     -------------     -------------     -------------

Change in net assets resulting from operations   $       45,019    $        3,449    $           65    $       48,533
                                                  -------------     -------------     -------------     -------------
                                                  -------------     -------------     -------------     -------------



--------------------------------------------------------------------------------

                         THE ONE GROUP FAMILY OF MUTUAL FUNDS

                       NOTES TO PRO FORMA FINANCIAL STATEMENTS,
                                     (Unaudited)


1.   BASIS OF COMBINATION:

     The unaudited Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments reflect the accounts of eight investment portfolios offered by The One Group: the U.S. Treasury Securities Money Market Fund, the Municipal Money Market Fund, the Government Bond Fund, the Louisiana Municipal Bond Fund, the Disciplined Value Fund, the Growth Opportunities Fund, the Asset Allocation Fund and the Treasury Only Money Market Fund (the "Surviving Funds") and eight investment portfolios offered by Marquis Funds: the Treasury Securities Money Market Fund, the Tax-Exempt Money Market Fund, the Government Securities Fund, the Louisiana Tax-Free Income Fund, the Value Equity Fund, the Growth Equity Fund, the Balanced Fund and the Institutional Money Market Fund (the "Transferor Funds"), (collectively, "Funds") as if the proposed reorganization occurred as of and for the year ended December 31, 1997. These statements have been derived from books and records utilized in calculating daily net asset value at December 31, 1997.

     The Plan of Reorganization provides that at the time the reorganization becomes effective (the "Effective Time of the Reorganization"), all of the assets and liabilities will be transferred as follows such that at and after the Effective Time of Reorganization, the assets and liabilities of the Transferor Fund will become the assets and liabilities of the Surviving Fund: the Treasury Securities Money Market Fund will be transferred to the U.S. Treasury Securities Money Market Fund, the Tax-Exempt Money Market Fund will be transferred to the Municipal Money Market Fund, the Government Securities Fund will be transferred to the Government Bond Fund, the Louisiana Tax-Free Income Fund will be transferred to the Louisiana Municipal Bond Fund, the Value Equity Fund will be transferred to the Disciplined Value Fund, the Growth Equity Fund will be transferred to the Growth Opportunities Fund, the Balanced Fund will be transferred to the Asset Allocation Fund and the Institutional Money Market Fund will be transferred to the Treasury Only Money Market Fund. In exchange for the transfer of assets and liabilities, the One Group will issue to the Transferor Funds full and fractional shares of the corresponding Surviving Funds, and the Transferor Funds will make a liquidating distribution of such shares to its shareholders. The number of shares of the Surviving Funds so issued will be equal in value to the full and fractional shares of the Transferor Funds that are outstanding immediately prior to the Effective Time of the Reorganization. At and after the Effective Time of the Reorganization, all debts, liabilities and obligations of the Transferor Funds will attach to the Surviving Funds and may thereafter be enforced against the Surviving Funds to the same extent as if they had been incurred by it. The pro forma statements give effect to the proposed transfer described above.

     Under the purchase method of accounting for business combinations under generally accepted accounting principles, the basis on the part of the Surviving Funds, of the assets of the Transferor Funds will be the fair market value of such assets on the closing date of the transaction. The Surviving Funds will recognize no gain or loss for federal tax purposes on its issuance of shares in the reorganization, and the basis to the Surviving Funds of the assets of the Transferor Funds

                         THE ONE GROUP FAMILY OF MUTUAL FUNDS

                                     (Unaudited)

                                     -----------

received pursuant to the reorganization will equal the fair market value of the consideration furnished, and costs incurred, by the Surviving Funds in the reorganization -- i.e., the sum of the liabilities assumed, the fair market
value of the Surviving Funds shares issued, and such costs.   For accounting
purposes, the Surviving Funds are the survivor of this reorganization. The pro forma statements reflect the combined results of operations of the Transferor Funds and the Surviving Funds. However, should such reorganization be effected, the statements of operations of the Surviving Funds will not be restated for precombination period results of the corresponding Transferor Funds.

     The Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statement of Additional Information.

     The Transferor Funds and the Surviving Funds are each separate portfolios of the Marquis Funds and The One Group Funds respectively, which are registered as open-end management companies under the Investment Company Act of 1940 (the
"1940 Act").   The Funds investment objectives are as follows:

FUNDS                                   OBJECTIVE

The One Group U.S. Treasury Securities  Current income with liquidity and
stability of Money Market Fund          principal.

Marquis Treasury Securities Money       Preserve principal value and maintain a
Market Fund                             high degree of liquidity while providing
                                        current income.

The One Group Municipal Money Market    As high a level of current interest
Fund                                    income exempt from Federal income tax as
                                        is consistent with capital capital
                                        preservation and stability of principal.

Marquis Tax-Exempt Money Market Fund    Preserve principal value and maintain a
                                        high degree of liquidity while providing current income exempt from Federal income taxes.

                                     (CONTINUED)

                         THE ONE GROUP FAMILY OF MUTUAL FUNDS

                                     (Unaudited)

                                     -----------


The One Group Government Bond Fund      A high level of current income with
                                        liquidity and safety of principal.

Marquis Government Securities Fund      Current income consistent with relative
                                        stability of capital.

The One Group Louisiana Municipal       Current income both consistent with the
Bond Fund                               preservation of principal and exempt
                                        from Federal income tax and Louisiana
                                        income tax.

Marquis Louisiana Tax-Free Income       A level of current income consistent
Fund                                    with relative stability of capital.

The One Group Disciplined Value         Capital appreciation with the secondary
Fund                                    goal of achieving current income by
                                        investing primarily in equity
                                        securities.

Marquis Value Equity Fund               Long-term capital appreciation by
                                        investing primarily in equity securities which have a low currency valuation relative to various measures of intrinsic value.

The One Group Growth Opportunities      Growth of capital and secondarily, Fund
                                        current income by investing primarily in equity securities.

Marquis Growth Equity Fund              Long-term capital appreciation by
                                        investing primarily in companies whose
                                        sales and earnings are expected to grow
                                        at an above average rate.

The One Group Asset Allocation          To provide total return while preserving
                                        capital.

Marquis Balanced Fund                   Capital appreciation and current income
                                        through regular payments of dividends
                                        and interest.

The One Group Treasury Only             High current income with liquidity and
Money Market Fund                       stability of principal with the added
                                        assurance of a fund that does not
                                        purchase securities that are subject to

                                     (CONTINUED)

                         THE ONE GROUP FAMILY OF MUTUAL FUNDS

                                     (Unaudited)

                                     -----------

                                        repurchase agreements.

Marquis Institutional Money             Preserve principal value and maintain a
Market Fund                             high degree of liquidity while providing
                                        current income.


     SERVICE PROVIDERS:

     Banc One Investment Advisors Corporation (the "Advisor"), will serve as the combined Funds' investment advisor. The One Group Services Company (the "Administrator"), a wholly owned subsidiary of The BISYS Group, Inc. (BISYS) will serve as the administrator and distributor to the Funds.

     ORGANIZATIONAL EXPENSES:

     Organizational costs cannot be carried over when being merged with another fund. Therefore, in the Statements of Assets and Liabilities, the organizational costs were reclassified against capital for the Transferor Funds rather than being carried forward.

     TRANSFEROR FUNDS:

     The Transferor Funds (except for the Treasury Securities Money Market Fund, the Tax-Exempt Money Market Fund and the Institutional Money Market Fund) issue two classes of shares: Class A Shares and Class B Shares. The Treasury Securities Money Market Fund issues three classes of shares: Retail Class, Trust Class and Cash Sweep Class. The Tax-Exempt Money Market Fund issues two classes of shares: Retail Class and Cash Sweep Class. The Institutional Money Market Fund issues one class of shares. As of December 31, 1997, there were no shareholders in the Cash Sweep Class of the Tax-Exempt Money Market Fund. Each class of shares has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. Class A shares are subject to an initial sales charge. Class B shares are subject to a contingent deferred sales charge (CDSC).

     Under the terms of the investment advisory agreement, the Advisor is entitled to receive fees computed at the annual rate of 0.74% of the average daily net assets for the Value Equity Fund, the Balanced Fund and the Growth Equity fund, 0.55% for the Government Securities Fund, 0.45% for

                                     (CONTINUED)

                         THE ONE GROUP FAMILY OF MUTUAL FUNDS

                                     (Unaudited)

                                     -----------

the Tax-Exempt Money Market Fund, 0.35% for the Louisiana Tax-Free Income Fund, 0.30% for the Treasury Securities Money Market Fund and 0.15% for the Institutional Money Market Fund. Such fees are accrued daily and paid monthly. For the year ended December 31, 1997, total investment advisory fees incurred by the Funds were as follows:


                                   Total Fees          Waiver
                                   ----------          ------
Treasury Securities Money Market     3,729              ---
Tax-Exempt Money Market                408              ---
Government Securities                  836              59
Louisiana Tax-Free Income              120              ---
Value Equity                           983              ---
Growth Equity                          224              ---
Balanced                               956              40
Institutional Money Market              99              66


     Under the terms of the administration agreement, the Administrator is entitled to receive fees at an annual rate of 0.10% of the average daily net assets for the Institutional Money Market Fund and 0.15% for the remaining funds. Such fees are accrued daily and paid monthly. For the year ended December 31, 1997, the Administrator's fees earned from the Funds were as follows:

                                  Total Fees          Waiver
                                  ----------          ------

Treasury Securities Money Market     1,865              114
Tax-Exempt Money Market                136               14
Government Securities                  228               40
Louisiana Tax-Free Income               50                9
Value Equity                           190               14
Growth Equity                           45                8
Balanced                               194               34
Institutional Money Market              66               --



     SURVIVING FUNDS:

                                      (CONTINUED)

                         THE ONE GROUP FAMILY OF MUTUAL FUNDS

                                     (Unaudited)

                                     -----------

     The surviving funds (except for the U.S. Treasury Securities Money Market Fund, the Municipal Money Market Fund and the Treasury Only Money Market Fund) are authorized to issue four classes of shares: Fiduciary, Class A, Class B and Class C. The U.S. Treasury Securities Money Market Fund is authorized to issue five classes of shares: Fiduciary, Class A, Class B, Class C and Service Class. Municipal Money Market Fund is authorized to issue three classes of shares:
Fiduciary, Class A and Class C. The Treasury Only Money Market Fund is authorized to issue Fiduciary shares. As of December 31, 1997, there were no shareholders in Class C of the Funds except for the Growth Opportunities Fund or in the Service Class. Each class of shares has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. Class A shares are subject to an initial sales charge upon purchase. Class B shares and Class C shares are subject to a contingent deferred sales change (CDSC).

     Under the terms of the investment advisory agreement, the Advisor is entitled to receive fees computed at the annual rate of 0.35% of the average daily net assets of the U.S. Treasury Securities Money Market Fund and the Municipal Money Market Fund, 0.45% of the Government Bond Fund, 0.60% of the Louisiana Municipal Bond Fund, 0.74% of the Disciplined Value Fund and the Growth Opportunities Fund, 0.65% of the Asset Allocation Fund and 0.08% of the Institutional Money Market Fund. Such fees are accrued daily and paid monthly. For the year ended December 31, 1997, total investment advisory fees incurred by the funds were as follows:


                                       Total Fees          Waiver
                                       ----------          ------
U.S. Treasury Securities Money Market     10,067            2,841
Municipal Money Market                     1,950              557
Government Bond                            3,481              227
Louisiana Municipal Bond                     995              381
Disciplined Value                          4,422              ---
Growth Opportunities                       5,248              ---
Asset Allocation                           1,107              170
Treasury Only Money Market                   445              ---


                                      (CONTINUED)

                         THE ONE GROUP FAMILY OF MUTUAL FUNDS

                                     (Unaudited)

                                     -----------

     Under the terms of the administration agreement, the Administrator's fees for all funds except the Treasury Only Money Market Fund, are computed at the annual rate of 0.20% on the first $1.5 billion of the One Group net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative fund, and the Investor Balanced Fund (the "Investor Funds) and the Treasury Only Money Market Fund and the Government Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of the One Group net assets (excluding the Investor Funds and the Institutional Money Market funds); and 0.16% of the One Group net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Administrator's fees for the Treasury Only Money Market Fund are computed at the annual rate of 0.05% of the average daily net assets. The Advisor also serves as Sub-Administrator of each Fund of the One Group, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator. For the year ended December 31, 1997, the Administrator's fee were as follows:


                                       Total Fees          Waiver
                                       ----------          ------
U.S. Treasury Securities Money Market     4,735              337
Municipal Money Market                      916               41
Government Bond                           1,274              345
Louisiana Municipal Bond                    273              ---
Disciplined Value                           984              ---
Growth Opportunities                      1,167              ---
Asset Allocation                            280              154
Treasury Only Money Market                  277              ---


     PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS:

     The pro forma adjustments and pro forma combined columns of the statements of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Transferor Funds were included in the Surviving Funds for the year ended December 31, 1997. Investment advisory and shareholder service and 12b-1 fees in the pro forma combined column are calculated at the rates in effect for the Surviving Funds based upon the combined net assets of the Transferor Funds and the Surviving Funds.

                                      (CONTINUED)

                         THE ONE GROUP FAMILY OF MUTUAL FUNDS

                                     (Unaudited)

                                     -----------

     For the year ended December 31, 1997, approximately $5,807 (in thousands) of the investment advisory fees on a pro forma combined basis for the Surviving Funds were waived.

     The pro forma schedules of portfolio investments give effect to the proposed transfer of such assets as if the reorganization had occurred at December 31, 1997.

2. PORTFOLIO VALUATION, SECURITIES TRANSACTIONS AND RELATED INCOME:

     Securities of the Money Market Funds are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

     Pricing policies of the Survivor Funds and the Transferor Funds are the same except as indicated. Listed securities of the Variable Net Asset Value Funds are valued at the latest available sales price on the principal exchange where such securities are traded. Unlisted securities of the Survivor Funds or listed securities for which latest sales prices are not available are valued at the mean of the latest bid and asked price in the principal market where such securities are normally traded. Unlisted securities of the Transferor Funds or listed securities for which latest sales prices are not available are valued at the last quoted bid. For the Survivor funds, corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Similarly for the Transferor funds, these securities are valued at the most recent quoted bid price. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Options traded on the exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the counter- are valued using dealer-supplied valuations. Investments of the Survivor Funds for which there are no such quotations or valuations are carried at fair value as determined by the Fair Value committee which is comprised of members of Banc One Investment Advisors Corporation (the "Advisor") and The One Group Services Company ("the Administrator") under the direction of the Board of Trustees. Investments of the Transferor Funds for which quotations are not readily available are valued at fair value using methods determined in good faith as approved by the Board of Trustees.

                                      (CONTINUED)

                         THE ONE GROUP FAMILY OF MUTUAL FUNDS

                                     (Unaudited)

                                     -----------

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-divided date. Interest Income, including any discount or premium, is accrued as earned using the effective interest method.

3.  CAPITAL SHARES:

     The pro forma net asset values per share assume the issuance of shares of the Surviving Funds, which would have occurred at December 31, 1997 in connection with the proposed reorganization. The pro forma number of shares outstanding consists of the following:


                                     Shares        Additional         Proforma
                                outstanding at       Shares          Shares at
                                  December 31,    Assumed in the    December 31,
                                       1997       Reorganization       1997
                                      (000)            (000)           (000)
U.S. Treasury Securities Money
Market Fund                        3,521,481        1,420,474        4,941,955
Municipal Money Market Fund          596,488          126,377          722,865
Government Bond Fund                  85,563           14,828          100,391
Louisiana Municipal Bond Fund         15,144            4,105           19,249
Disciplined Value Fund                40,165            8,837           49,002
Growth Opportunities Fund             44,341            1,986           46,327
Asset Allocation                      16,133           10,879           27,012
Treasury Only Money Market Fund      768,703           54,714          823,417



                                      (CONTINUED)